UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-3857



                         American Funds Insurance Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

AMERICAN FUNDS INSURANCE SERIES

[cover: photo of fields]

Semi-annual report for the six months ended June 30, 2005

FIGURES SHOWN HERE FOR AMERICAN FUNDS INSURANCE SERIES(R) ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

                                                               Returns for periods ended June 30, 2005

                                                       Cumulative total returns          Annualized total returns
Page                                                       6 months      1 year     5 years      10 years     Lifetime

15       Global Discovery Fund              Class 1         -1.83%       +4.92%          --            --        +2.32%
         (since 7/5/01)                     Class 2         -1.93        +4.74           --            --        +2.07

18       Global Growth Fund                 Class 1         -0.25       +10.19        -2.05%           --       +10.10
         (since 4/30/97)                    Class 2         -0.36        +9.91        -2.29            --        +9.83

21       Global Small                       Class 1         +5.59       +20.42        +2.65            --       +12.31
         Capitalization Fund                Class 2         +5.47       +20.15        +2.40            --       +12.05
         (since 4/30/98)

25       Growth Fund                        Class 1         +3.52       +11.46        -2.06        +13.51%      +14.70
         (since 2/8/84)                     Class 2         +3.39       +11.22        -2.30        +13.23       +14.39
                                            Class 3         +3.43       +11.28        -2.23        +13.31       +14.50

28       International Fund                 Class 1         +1.40       +15.77        -2.54         +9.85        +9.45
         (since 5/1/90)                     Class 2         +1.30       +15.53        -2.79         +9.58        +9.17
                                            Class 3         +1.24       +15.59        -2.72         +9.65        +9.25

31       New World Fund                     Class 1         +4.40       +22.06        +6.98            --        +8.47
         (since 6/17/99)                    Class 2         +4.26       +21.80        +6.70            --        +8.21

35       Blue Chip Income and               Class 1         +0.77        +8.04           --            --        +1.52
         Growth Fund                        Class 2         +0.60        +7.79           --            --        +1.25
         (since 7/5/01)

38       Growth-Income Fund                 Class 1         -0.09        +6.13        +5.42        +11.51       +13.09
         (since 2/8/84)                     Class 2         -0.21        +5.86        +5.16        +11.24       +12.77
                                            Class 3         -0.18        +5.94        +5.23        +11.31       +12.89

41       Asset Allocation Fund              Class 1         +1.97        +8.43        +4.69         +9.05        +9.21
         (since 8/1/89)                     Class 2         +1.75        +8.13        +4.43         +8.77        +8.91
                                            Class 3         +1.81        +8.18        +4.50         +8.85        +9.01

45       Bond Fund (since 1/2/96)           Class 1         +1.32        +6.96        +7.29            --        +6.44
                                            Class 2         +1.23        +6.71        +7.02            --        +6.18

49       High-Income Bond Fund              Class 1         +0.40        +8.93        +8.10         +7.91       +10.58
         (since 2/8/84)                     Class 2         +0.21        +8.61        +7.82         +7.64       +10.20
                                            Class 3         +0.27        +8.81        +7.90         +7.72       +10.38

54       U.S. Government/                   Class 1         +2.62        +5.95        +6.60         +6.17        +7.36
         AAA-Rated Securities               Class 2         +2.50        +5.67        +6.35         +5.91        +7.04
         Fund (since 12/2/85)               Class 3         +2.50        +5.74        +6.40         +5.98        +7.17

57       Cash Management Fund(1)            Class 1         +1.24        +1.88        +2.17         +3.66        +4.96
         (since 2/8/84)                     Class 2         +1.13        +1.68        +1.94         +3.41        +4.65
                                            Class 3         +1.10        +1.65        +1.98         +3.47        +4.77

(1) As of June 30, 2005, Cash Management Fund's annualized seven-day yield was 2.82%, which reflects a fee waiver (2.79% without the fee waiver), for Class 1 shares; 2.57%, which reflects a fee waiver (2.54% without the fee waiver), for Class 2 shares; and 2.64%, which reflects a fee waiver (2.61% without the fee waiver), for Class 3 shares. The fund's yield more accurately reflects the fund's current earnings than do the fund's return.

THE FOLLOWING SUMMARY INVESTMENT PORTFOLIOS (WITH THE EXCEPTION OF CASH MANAGEMENT FUND, WHICH SHOWS A COMPLETE LISTING OF ITS PORTFOLIO HOLDINGS) ARE DESIGNED TO STREAMLINE THE REPORT AND HELP INVESTORS BETTER FOCUS ON THE FUNDS' PRINCIPAL HOLDINGS. FOR DETAILS ON HOW TO OBTAIN A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS FOR EACH FUND IN THE SERIES, PLEASE SEE THE OUTSIDE BACK COVER.

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

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes shown in this report are unmanaged and do not reflect sales charges, commissions or expenses.

[photo of fields}



FELLOW INVESTORS:

In the first half of American Funds Insurance Series' fiscal year, the six-month period ended June 30, 2005, stock markets around the world were generally flat, reflecting slowing economic growth. Bond markets proved slightly more resilient. We are pleased to report that almost every option in the series increased in value in this environment, and every fund in the series held up well against its benchmark.

During the first half of 2005, prospects for continued growth dimmed somewhat in several major countries, which has had a restraining effect on stock markets in general. In the United States, for example, where investors remained concerned about rising interest rates and the high price of oil, the broad market, as measured by Standard & Poor's 500 Composite Index, lost 0.8%. The NASDAQ Composite Index, home to many of the nation's technology companies, fell 5.4% for the period.

Reflecting stock markets outside the United States, the MSCI EAFE(R) (Europe, Australasia, Far East) Index fell 0.8% for the first half of the year as results were diminished by the strengthening U.S. dollar, which rose 12.1% against the euro and 7.9% against the yen. The Japanese Nikkei 225 Stock Average lost 5.8% when measured in U.S. dollars. London's FTSE 100 gained a modest 1.5% and the German DAX posted a decline of 4.4% when measured in U.S. dollars.

While it was a relatively flat period for the market as a whole, there was a wide disparity of results among sectors. Technology stocks continued to lag, although a few individual companies posted strong gains. The energy sector, notably oil companies and utilities, provided the strongest returns for the six-month period. In addition, small-cap stocks, as measured by the S&P/Citigroup Global Smallcap Index, continued to fare reasonably well, returning 1.9% for the period.

The bond markets, meanwhile, registered modest gains amid rising short-term rates and inflation fears. During the first half of the series' fiscal year, the Federal Reserve Board raised the federal funds rate four times, bringing it to 3.25%. Historically, in a rising-rate environment like this one, long-term rates have followed suit, but this has not been the case. During the period, the yield on the bellwether 10-year U.S. Treasury bond declined. As a result, long-term bonds outperformed their shorter term counterparts. The high-quality bond market, as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index, gained 2.6%.

It was a tougher period for lower rated corporate bonds as the ratings downgrade of Ford and General Motors debt led investors to worry whether the market could absorb such a significant amount of supply. Lower rated bonds, however, rallied before the close of the period and finished slightly ahead (0.8%), as measured by the Credit Suisse First Boston High Yield Bond Index.

As we enter the second half of the series' fiscal year, we remain cautiously optimistic. Although the U.S. economy remains strong, there are also underlying risks, including a possible rise in interest rates and geopolitical unrest. In this environment, the 13 variable funds in American Funds Insurance Series will continue to benefit from the investment philosophy of Capital Research and Management Company, the series' investment adviser. Capital Research's approach is characterized by careful attention to risk, a search for value and a long-term perspective.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton                     /s/ Donald D. O'Neal
James K. Dunton                         Donald D. O'Neal
Chairman of the Board                   President
Principal Executive Officer

August 4, 2005

AMERICAN FUNDS INSURANCE SERIES IS THE UNDERLYING INVESTMENT VEHICLE FOR SEVERAL VARIABLE ANNUITIES AND INSURANCE PRODUCTS. THE INVESTMENT ADVISER FOR AMERICAN FUNDS INSURANCE SERIES IS CAPITAL RESEARCH AND MANAGEMENT COMPANY. FOR MORE THAN SEVEN DECADES, CAPITAL RESEARCH HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.


GLOBAL DISCOVERY FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GLOBAL DISCOVERY FUND posted a -1.9% return during the first half of 2005, compared to a -0.8% return for the S&P 500 and a -2.2% return for its more relevant benchmark, the Global Service and Information Index.(1) (Please see the inside front cover for the fund's longer term results.)

During the period, investors stayed cautious as evidence of slowing growth in both the United States and a number of economies in Europe and Asia resulted in mixed results for major markets around the world.

The U.S. dollar gained in strength against major currencies during the period. The U.S. currency rose 12.1% against the euro and 7.9% against the Japanese yen. A stronger dollar lowers the returns on the fund's investments outside the United States by reducing the value of investments denominated in non-U.S. dollar currencies. The fund had 27.5% of its assets invested in non-U.S. companies at the end of the period.

Many of the fund's holdings in health care providers and Internet and utility companies provided a boost to its return during the period. The fund's investments in household durables, electronic equipment and insurance held back its result.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

The Americas                                              50.1%
Europe                                                    14.3
Asia/Pacific Basin                                        11.8
Cash & equivalents                                        23.8

[end pie chart]


THE AMERICAS
         U.S.                                             48.7%
         Mexico                                            0.9
         Brazil                                            0.5
                                                          50.1

EUROPE
         Netherlands                                       4.1
         United Kingdom                                    2.8
         Spain                                             2.4
         France                                            2.1
         Germany                                           1.5
         Finland                                           0.7
         Austria                                           0.5
         Ireland                                           0.2
                                                          14.3

ASIA/PACIFIC BASIN
         Japan                                             4.5
         Singapore                                         1.3
         Indonesia                                         1.0
         Malaysia                                          0.9
         India                                             0.8
         South Korea                                       0.8
         Thailand                                          0.8
         China                                             0.6
         Other                                             1.1
                                                          11.8

Cash & equivalents                                        23.8

Total                                                    100.0%


Largest equity holdings                                Percent of
                                                       net assets
Microsoft                                                  1.7%
Best Buy                                                   1.7
Cisco Systems                                              1.6
American International Group                               1.6
IAC/InterActiveCorp                                        1.6
Telefonica                                                 1.6
Limited Brands                                             1.6
Citigroup                                                  1.6
Liberty Media                                              1.5
Lowe's Companies                                           1.5

OBJECTIVE: Seeks long-term growth of capital through investments in services and information companies in the United States and around the world.

SPECIAL CHARACTERISTICS: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.

(1) Subset of MSCI World Index and a market-capitalization weighted index that measures the returns of services and information industries in stock markets in 23 developed countries. The index, which is 70% U.S. weighted, consists specifically of services and information industries that together represent 60% of the MSCI World Index.


GLOBAL GROWTH FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GLOBAL GROWTH FUND was essentially flat during the first six months of 2005, declining 0.4%, which was in line with its benchmark, the MSCI World Index, which fell 0.4% for the period. (Please see the inside front cover for the fund's longer term results.)

In the first half of 2005, growth slowed in several major global economies. The S&P 500 lost 0.8% for the period, while Japan's Nikkei 225 Stock Average fell 5.8% when measured in U.S. dollars. Investments in Japanese companies represented the second-largest single country concentration of the fund's assets (10.9%). The United States, with 23.1%, was first.

During the period, the U.S. dollar rose 12.1% against the euro and 7.9% against the Japanese yen. Consequently, the fund's European investments also had mixed results. Germany's DAX lost 4.4%, while London's FTSE 100 gained a modest 1.5% when measured in U.S. dollars.

The fund's result was strengthened by its holdings in commercial banks and oil, gas and consumable fuel. Investments in media and industrial conglomerates hindered its return.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

Europe                                                    33.9%
The Americas                                              30.5
Asia/Pacific Basin                                        22.5
Other countries                                            0.4
Cash & equivalents                                        12.7

[end pie chart]

EUROPE
         United Kingdom                                    8.5%
         Germany                                           4.5
         France                                            4.4
         Netherlands                                       3.9
         Switzerland                                       3.1
         Austria                                           2.5
         Spain                                             2.4
         Denmark                                           1.1
         Italy                                             1.1
         Norway                                            1.1
         Belgium                                           0.9
         Ireland                                           0.4
                                                          33.9

THE AMERICAS
         U.S.                                             23.1
         Canada                                            4.2
         Mexico                                            1.8
         Brazil                                            1.4
                                                          30.5

ASIA/PACIFIC BASIN
         Japan                                            10.9
         South Korea                                       3.3
         Taiwan                                            3.3
         Australia                                         2.2
         India                                             1.6
         China                                             0.5
         Other                                             0.7
                                                          22.5

Other countries                                            0.4

Cash & equivalents                                        12.7

Total                                                    100.0%


LARGEST EQUITY HOLDINGS                                Percent of
                                                       net assets
Societe Generale                                           1.9%
Vodafone                                                   1.9
Telekom Austria                                            1.8
Telefonica                                                 1.6
Tyco                                                       1.6
Kookmin Bank                                               1.6
Toyota Motor                                               1.5
KPN                                                        1.4
UFJ Holdings                                               1.4
Reliance Industries                                        1.3


OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

SPECIAL CHARACTERISTICS: Can invest virtually anywhere in the world, including the United States. The fund invests company by company -- not by country or region -- relying on thorough research to find the best opportunities.


GLOBAL SMALL CAPITALIZATION FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GLOBAL SMALL CAPITALIZATION FUND gained 5.5% in the first half of 2005, outpacing its benchmark, the S&P/Citigroup Global SMALLCAP Index, which rose 1.9% for the period. (Please see the inside front cover for the fund's longer term results.)

Stock markets around the world were generally restrained as the prospects for continued growth dimmed during the six-month period. In the United States, home of 35.7% of the fund's assets, investors remained concerned about rising interest rates and the dampening effect of continued high oil prices.

Results for non-U.S. stocks were diminished by the strengthening U.S. dollar, which rose 12.1% against the euro and 7.9% against the Japanese yen. Non-U.S. stocks accounted for 54.7% of the fund's holdings at the end of the period.

In the six months, the fund's investments in diversified financial services, retail and construction and engineering companies boosted its return, while its biotechnology and software holdings held back the fund.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart}

The Americas                                              44.5%
Asia/Pacific Basin                                        31.6
Europe                                                    13.6
Other countries                                            0.7
Cash & equivalents                                         9.6

[end pie chart]

THE AMERICAS
              U.S.                                        35.7%
              Canada                                       6.5
              Brazil                                       2.3
                                                          44.5
ASIA/PACIFIC BASIN
              South Korea                                 12.3
              India                                        5.0
              Hong Kong                                    3.0
              China                                        2.3
              Australia                                    2.1
              Japan                                        2.1
              Singapore                                    2.0
              Taiwan                                       1.1
              Thailand                                     1.0
              Philippines                                  0.6
              New Zealand                                  0.1
                                                          31.6
EUROPE
              United Kingdom                               4.4
              Netherlands                                  2.1
              Ireland                                      1.2
              Luxembourg                                   1.2
              Greece                                       1.0
              Finland                                      0.8
              Germany                                      0.8
              Norway                                       0.8
              Switzerland                                  0.6
              Other                                        0.7
                                                          13.6

OTHER COUNTRIES
              Israel                                       0.7
                                                           0.7

Cash & equivalents                                         9.6
Total                                                    100.0%


LARGEST EQUITY HOLDINGS                                Percent of
                                                       net assets
CNET Networks                                              2.4%
Pantaloon Retail                                           2.0
Kingboard Chemical Holdings                                1.9
Advanced Medical Optics                                    1.6
Quicksilver Resources                                      1.4
Lions Gate Entertainment                                   1.3
Integrated Circuit Systems                                 1.1
TODCO                                                      1.1
Kumho Industrial                                           1.1
Xinao Gas Holdings                                         1.0


OBJECTIVE: Seeks growth of capital over time by investing primarily in stocks of small companies around the world.

SPECIAL CHARACTERISTICS: Typically, invests at least 80% of assets in stocks of companies with market capitalization ranging from $50 million to $2 billion.


GROWTH FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH FUND gained 3.4% for the first six months of this year, outpacing its benchmark, the S&P 500, which fell 0.8% for the period. (Please see the inside front cover for the fund's longer term results.)

The period was marked by decidedly mixed signals. During the first half of the fund's fiscal year, the Federal Reserve Board raised the federal funds rate four times, bringing it to 3.25%. Yet, long-term rates, which typically rise in accordance, remained at low levels. Oil prices remained high, while there was little indication that inflation was increasing. Against this background, stock markets were generally flat as economic growth cooled in the United States and other global economies.

The value of fundamental research and the ability to find good opportunities becomes especially important in this environment.

The fund's holdings in oil, gas and consumable fuel and energy equipment and services companies, which accounted for 15.6% of the fund's assets, were bolstered by high oil prices. The fund's media holdings posted mixed results for the year, while some of its large financial holdings finished the period with weak returns.


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[pie chart]

Energy                                                    14.9%
Consumer discretionary                                    19.0
Information technology                                    20.5
Health care                                                7.9
Consumer staples                                           6.3
Other industries                                          21.4
Cash & equivalents                                        10.0

[end pie chart]


LARGEST EQUITY HOLDINGS                                Percent of
                                                       net assets
Google                                                     4.3%
Altria Group                                               2.5
IAC/InterActiveCorp                                        1.8
Target                                                     1.8
Vodafone                                                   1.7
Microsoft                                                  1.7
Carnival Corp.                                             1.6
Time Warner                                                1.6
Sanofi-Aventis                                             1.5
Schlumberger                                               1.4


OBJECTIVE: Seeks growth of capital by investing primarily in U.S. common stocks.

SPECIAL CHARACTERISTICS: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in
cyclical   companies,   companies  in  turnaround   and  companies  that  appear
undervalued.


INTERNATIONAL FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

INTERNATIONAL FUND gained 1.3% during the first half of 2005, while the MSCI EAFE(R) (Europe, Australasia, Far East) Index fell 0.8%. (Please see the inside front cover for the fund's longer term results.)

Growth slowed in several major countries around the world during the six-month period. The S&P 500 declined 0.8% for the period, while Japan's Nikkei 225 Stock Average fell 5.8% when measured in U.S. dollars. Japan continues to be the fund's largest single country concentration at 13.4% of assets.

After a period of decline, the U.S. dollar strengthened against major currencies, gaining 12.1% against the euro and 7.9% against the Japanese yen in the first half of the year. As a result, the fund's investments in Europe, which made up 41.1% of the fund's concentration of assets at the end of the period, had mixed results. London's FTSE 100 gained a modest 1.5%, while Germany's DAX lost 4.4% when measured in U.S. dollars.

The fund's holdings in oil, gas and consumable fuel and electric utility companies boosted its return, while investments in industries such as diversified telecommunication services, specialty retail and metals and mining held back the fund.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

Europe                                                    41.1%
Asia/Pacific Basin                                        32.4
The Americas                                              11.6
Other countries                                             .6
Cash & equivalents                                        14.3
[end pie chart]


EUROPE
United Kingdom                                             8.7%
France                                                     6.7
Netherlands                                                4.8
Germany                                                    4.5
Spain                                                      3.6
Switzerland                                                3.6
Austria                                                    2.4
Norway                                                     2.2
Denmark                                                    1.7
Italy                                                      1.4
Belgium                                                     .8
Other                                                       .7
                                                          41.1

ASIA/PACIFIC BASIN
Japan                                                     13.4
India                                                      5.6
South Korea                                                3.4
Australia                                                  3.1
Taiwan                                                     2.4
Hong Kong                                                  1.2
China                                                      1.1
Malaysia                                                   1.1
Indonesia                                                   .6
Other                                                       .5
                                                          32.4

THE AMERICAS
Canada                                                     4.7
Brazil                                                     4.3
Mexico                                                     2.0
United States                                               .6
                                                          11.6

OTHER COUNTRIES
Polynational                                                .5
South Africa                                                .1
                                                            .6

Cash & equivalents                                        14.3
Total                                                    100.0%

LARGEST EQUITY HOLDINGS                                Percent of
                                                       net assets
Telekom Austria                                            2.4%
UFJ Holdings                                               1.6
Royal Dutch Petroleum/"Shell"
     Transport and Trading                                 1.5
Societe Generale                                           1.5
KPN                                                        1.5
Unibanco                                                   1.4
Telefonica                                                 1.4
Novo Nordisk                                               1.4
Sanofi-Aventis                                             1.2
Canadian Natural Resources                                 1.2


OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.

SPECIAL CHARACTERISTICS: Invests mainly in growing companies, ranging from small firms to large corporations.


NEW WORLD FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

NEW WORLD FUND rose 4.3% in the first half of this year, surpassing the MSCI All Country World Index, which was flat at 0.0%.* (Please see the inside front cover for the fund's longer term results.)

During the period, evidence of slowing growth in both the United States and a number of economies in Europe and Asia resulted in mixed results for major markets around the world. The fund's return was bolstered by its significant exposure to developing market equities, as they managed to do better than their developed market counterparts during the period.

The fund's non-U.S. holdings were hindered by the strengthening U.S. dollar. However, the fund was helped by the strength of some local currencies, most notably the Brazilian real, which gained 13.2% on the U.S. dollar.

The fund continues to benefit from the flexibility it has to invest in companies around the world. During the period, its holdings in oil, gas and consumable fuel boosted the fund's return, but investments in paper and forest products and wireless telecommunication services were a drag on its return.

*The actual index return was -0.05% for the period.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

The Americas                                               33.3 %
Asia/Pacific Basin                                         32.9
Europe                                                     21.3
Other countries                                             1.7
Cash & equivalents                                         10.8

[end pie chart]

THE AMERICAS
         Brazil                                            12.2
         U.S.                                               8.8
         Mexico                                             6.8
         Panama                                             1.8
         Argentina                                          1.1
         Peru                                               1.0
         Canada                                             0.8
         Columbia                                           0.6
         Other                                              0.2
                                                           33.3

ASIA/PACIFIC BASIN
         India                                             12.7
         Japan                                              3.8
         South Korea                                        3.7
         China                                              2.6
         Hong Kong                                          2.6
         Taiwan                                             2.6
         Indonesia                                          1.9
         Malaysia                                           1.1
         Philippines                                        1.1
         Thailand                                           0.5
         Singapore                                          0.3
                                                           32.9
EUROPE
         Russia                                             4.0 %
         United Kingdom                                     3.2
         Hungary                                            2.8
         Spain                                              2.3
         Turkey                                             1.6
         Austria                                            1.3
         Poland                                             1.0
         Switzerland                                        0.9
         Netherlands                                        0.7
         Denmark                                            0.6
         France                                             0.6
         Sweden                                             0.6
         Portugal                                           0.5
         Other                                              1.2
                                                           21.3
OTHER COUNTRIES
         Israel                                             1.1
         South Africa                                       0.6
                                                            1.7

Cash & equivalents                                         10.8
Total                                                     100.0%


LARGEST EQUITY HOLDINGS
                                                        Percent of
                                                        net assets
Housing Development Finance                                1.6%
Pyaterochka Holding                                        1.5
AmBev                                                      1.5
Bharat Heavy Electricals                                   1.4
Toyota Motor                                               1.3
Petrobras                                                  1.3
MOL Magyar Olaj -es Gazipari                               1.2
Telefonica                                                 1.2
Mediatek                                                   1.2
Banco Itau                                                 1.2


OBJECTIVE: Seeks long-term growth of capital by investing primarily in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

SPECIAL CHARACTERISTICS: Invests in securities of issuers based in qualified developing countries and in the developed world with significant assets or revenues attributable to developing countries.


BLUE CHIP INCOME AND GROWTH FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

BLUE CHIP INCOME AND GROWTH FUND gained 0.6% during the first six months of 2005. Although the gain was modest, it contrasted with the negative results of most major market indexes in the United States and around the globe. (Please see the inside front cover for the fund's longer term results.)

The S&P 500 declined slightly during the period, losing 0.8%, and the NASDAQ, home to many growth-oriented companies, declined 5.4%. Major markets in Europe and Asia also declined.

During the six months, investors received decidedly mixed signals as short-term interest rates continued to climb and oil prices remained stubbornly high. At the same time, however, long-term rates didn't rise and there was little indication that inflation was increasing. In this environment, Blue Chip Income and Growth Fund's focus on high-quality, well-established companies proved rewarding for investors.

While many of the fund's investments had little impact on its return for the first half of 2005, the fund was helped by its investments in oil, gas and consumable fuel and health care companies, while its investments in automobiles and financial institutions proved mildly disappointing.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

Financials                                                19.6%
Consumer discretionary                                    14.6
Health care                                               12.4
Information technology                                    11.7
Industrials                                                9.8
Other industries                                          25.0
Cash & equivalents                                         6.9

[end pie chart]

LARGEST EQUITY HOLDINGS

                                                       Percent of
                                                       net assets

Fannie Mae                                                 4.5%
Hewlett-Packard                                            4.3
Cardinal Health                                            3.2
American International Group                               2.9
General Motors                                             2.9
JPMorgan Chase                                             2.6
Target                                                     2.6
Lowe's Companies                                           2.5
BellSouth                                                  2.3
Tyco                                                       2.1


OBJECTIVE: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

SPECIAL CHARACTERISTICS: Invests primarily in securities of well-established, high-quality U.S. companies.


GROWTH-INCOME FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH-INCOME FUND was essentially flat during the first six months of 2005, declining 0.2%, modestly outpacing the S&P 500, which lost 0.8%. (Please see the inside front cover for the fund's longer term results.)

During a period marked by rising short-term interest rates, low inflation and tepid economic growth, equity investors had few options. Energy-related companies generally held up well, but the outlook was mixed for most other industries. Investors outside the United States fared little better as most major markets lost ground.

Against this background of generally flat equity returns, the fund's portfolio counselors moved cautiously, making few major changes to the fund's holdings. This careful approach, which has been the hallmark of Growth-Income Fund since its inception, served our shareholders well during the three-year bear market and again during this very modest decline.

Not surprisingly the fund's investments in energy-related stocks helped boost its returns. The fund's holdings in media, thrift institutions and biotechnology held back the fund.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

Information Technology                                    14.5%
Financials                                                13.9
Consumer Discretionary                                    12.1
Health Care                                               10.9
Industrials                                               10.2
Other industries                                          24.3
Cash & equivalents                                        14.1

[end pie chart]


LARGEST EQUITY HOLDINGS
                                                       Percent of
                                                       net assets
Hewlett-Packard                                            1.8%
American International Group                               1.8
Fannie Mae                                                 1.7
Lowe's Companies                                           1.7
Microsoft                                                  1.4
General Electric                                           1.4
Target                                                     1.4
Cisco Systems                                              1.3
Citigroup                                                  1.3
Tyco                                                       1.3


OBJECTIVE: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

SPECIAL   CHARACTERISTICS:   Designed   for   investors   seeking  both  capital
appreciation and income; the fund invests in companies across a wide range of U.S. industries.


ASSET ALLOCATION FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

ASSET ALLOCATION FUND rose 1.8% in value during the first half of this year. The fund's portfolio remained split among stocks, bonds and cash with equities accounting for 67.6% of the holdings and bonds for 20.8% at the end of the period. (Please see the inside front cover for the fund's longer term results.)

The period was marked by slowing economic growth and rising short-term interest rates. Against this background, stock markets were generally flat, although bond markets proved slightly more resilient.

Given the fund's investment mix, its result was near the weighted midpoint between the stock market, which lost 0.8% as measured by the S&P 500, and the high-quality bond market, which gained 2.6% as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index.

Benefiting from the high price of oil, the fund's oil, gas and consumable fuel holdings had the strongest results. The fund's thrift and mortgage finance and metals and mining holdings held back its return.

Although bonds generally posted modest gains for the period, high-yield debt lost ground in the early months of the period, but regained some of its loss and finished flat.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[pie chart]

Equity securities                                         67.6%
Corporate bonds                                           12.9
U.S. government & goverenment agency bonds & notes         1.7
Non-U.S. government bonds & notes                          0.1
Mortgage-backed obligations                                4.2
Asset-backed obligations                                   1.8
Municipal obligations                                      0.1
Cash & equivalents                                        11.6

[end pie chart]


Largest Equity Holdings
                                                       Percent of
                                                       net assets
Altria Group                                               2.3%
Microsoft                                                  2.1
Medtronic                                                  1.9
Suncor Energy                                              1.7
Lowe's Companies                                           1.6
Schlumberger                                               1.6
Walgreen                                                   1.5
Citigroup                                                  1.5
Fannie Mae                                                 1.5
Genworth Financial                                         1.4


OBJECTIVE: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.


BOND FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

BOND FUND gained 1.2% in the first six months of this year, lagging the Citigroup Broad Investment-Grade (BIG) Bond Index, which rose 2.6% for the period. (Please see the inside front cover for the fund's longer term results).

During the first half of the fund's fiscal year, the bond markets registered modest gains amid inflation fears and rising short-term rates. The Fed raised the federal funds rate four times during the six-month period, bringing it to 3.25%. In a rising-rate environment like this one, long-term rates will typically rise in accordance, but this has not been the case. During the period, the yield on the bellwether 10-year U.S. Treasury bond declined. As a result, long-term bonds outperformed their shorter term counterparts.

Lower rated corporate bonds, adversely affected by the Ford and General Motors debt downgrade, had a volatile start, but rallied before the close of the period and finished slightly ahead (0.8%), as measured by the Credit Suisse First Boston High Yield Bond Index.

The fund's U.S government obligations, like most higher quality bonds, fared well during the period, while its mortgage-backed obligations did less so.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

Corporate bonds                                           61.9%
Cash & equivalents                                        12.0
U.S. government & government agency bonds & notes         10.9
Mortgage-backed obligations                                6.2
Preferred stocks                                           3.3
Asset-backed obligations                                   2.3
Non-U.S. government bonds & notes                          1.7
Convertible securities                                      .8
Municipal obligations                                       .8
Common stocks                                               .1

[end pie chart]


Largest holdings (by issuer)                           Percent of
                                                       net assets
U.S. Treasury                                              8.3%
Fannie Mae                                                 2.7
General Motors                                             2.3
Freddie Mac                                                1.5
Ford Motor                                                 1.5
Qwest Communications International                         1.1
Edison International                                       1.0
Nextel Communications                                      1.0
Federal Home Loan Bank                                     1.0
Abitibi - Consolidated                                      .9


OBJECTIVE: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.


HIGH-INCOME BOND FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

HIGH-INCOME BOND FUND gained 0.2% for the first half of this year. The Credit Suisse First Boston High Yield Bond Index rose 0.8% for the period and the Citigroup Broad Investment-Grade (BIG) Bond Index, which measures higher quality bonds, gained 2.6%. (Please see the inside front cover for the fund's longer term results.)

During the first half of 2005, growth slowed in the United States and in several major markets around the globe. In addition, short-term interest rates continued to rise as the Federal Reserve Board raised the federal funds rate to 3.25% during the period. Historically, in a rising-rate environment like this one, long-term rates will rise as well, but this has not been the case.

Lower rated corporate bonds suffered as the ratings downgrade of Ford and General Motors debt led investors to worry whether the market could absorb such a significant supply; however, by the end of the period, those worries abated and prices rose.

The fund's investments in bonds issued by telecommunication services and media companies benefited the six-month return, while the fund's return was restrained by its holdings in auto manufacturers and pharmaceutical companies.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

Corporate bonds                                           76.5%
Asset-backed obligations                                   0.3
Non-U.S. government bonds and notes                        1.5
Municipal obligations                                      0.4
Equity securities                                          7.8
Cash & equivalents                                        13.5

[end pie chart]


LARGEST HOLDINGS BY ISSUER                             Percent of
                                                       net assets
General Motors                                             2.1%
Edison International                                       2.0
American Tower                                             1.6
AES                                                        1.6
Qwest Communications International                         1.6
Premcor                                                    1.3
Dobson Communications                                      1.3
Abitibi-Consolidated                                       1.2
Nextel Communications                                      1.2
Sanmina-SCI                                                1.2

OBJECTIVE: Seeks to provide a high level of current income with capital preservation as a secondary goal.


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND rose 2.5% for the six-month period ended June 30, 2005, in line with the broader investment-grade bond market, which gained 2.6%, as measured by the Citigroup Treasury/Government Sponsored/Mortgage Index. (Please see the inside front cover for the fund's longer term results.)

The Federal Reserve Board continued its policy of measured rate increases, raising short-term rates four times during the period to 3.25%. In a rising-rate environment, long-term rates will typically follow suit, but this time it has been different. During the period, the yield on the bellwether 10-year U.S. Treasury bond declined. Fortunately, the fund was positioned to take advantage of the relatively strong performance of long-term bonds.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

[begin pie chart]

Mortgage-backed obligations                               34.6%
Asset-backed obligations                                  10.2
Federal agency obligations                                16.4
U.S. Treasuries                                           33.2
Other bonds                                                1.0
Cash & equivalents                                         4.6

[end pie chart]


OBJECTIVE: Seeks to provide a high level of current income and preservation of capital.

SPECIAL CHARACTERISTICS: Designed for investors who want income and more price stability than offered by stocks and high-yield bonds.


CASH MANAGEMENT FUND

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTMENTS ARE NOT FDIC-INSURED NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

CASH MANAGEMENT FUND, which seeks to provide income on cash reserves while preserving capital and maintaining liquidity, generated a positive return of 1.1% during the six-month period ended June 30, 2005. (Please see the inside front cover for the fund's longer term results.)

Many investors keep a percentage of their assets in Cash Management Fund, specifically as a balance to the more volatile stock and bond markets or as a strategic buying reserve that they can use when they see opportunities in the markets.

It is important to remember, though, that the fund is not managed to maintain a stable net asset value of $1 per share.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL INVESTMENT SECURITIES AS OF JUNE 30, 2005

[begin pie chart]

Corporate short-term notes                                89.2%
Federal agency discount notes                             10.8
                                                         100.0%
[end pie chart]


OBJECTIVE: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.




GLOBAL DISCOVERY FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited

                                                                                                                   Market    Percent
                                                                                                                    value     of net
Common stocks  - 75.53%                                                                            Shares            (000)    assets

Retailing  - 10.16%
Best Buy Co., Inc.                                                                                 20,200          $1,385       1.70
IAC/InterActiveCorp  (1)                                                                           55,200           1,328       1.63
Limited Brands, Inc.                                                                               61,000           1,307       1.61
Lowe's Companies, Inc.                                                                             21,300           1,240       1.52
Target Corp.                                                                                       22,500           1,224       1.51
Other securities                                                                                                    1,778       2.19
                                                                                                                    8,262      10.16

Telecommunication services  - 9.54%
Telefonica, SA  (2)                                                                                80,600           1,311       1.61
Royal KPN NV  (2)                                                                                 147,260           1,227       1.51
Qwest Communications International Inc.  (1)                                                      240,000             890       1.09
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B  (2)                    1,574,000             805        .99
France Telecom, SA  (2)                                                                            26,000             755        .93
Other securities                                                                                                    2,769       3.41
                                                                                                                    7,757       9.54

Banks  - 9.06%
Mitsui Trust Holdings, Inc.  (2)                                                                   77,000             789        .97
ABN AMRO Holding NV  (2)                                                                           31,660             776        .95
Freddie Mac                                                                                        11,000             718        .88
Other securities                                                                                                    5,084       6.26
                                                                                                                    7,367       9.06

Software & services  - 8.08%
Microsoft Corp.                                                                                    56,500           1,403       1.73
First Data Corp.                                                                                   24,210             972       1.20
Yahoo  Inc.  (1)                                                                                   23,200             804        .99
NHN Corp. (1)  (2)                                                                                  6,638             680        .84
Other securities                                                                                                    2,712       3.32
                                                                                                                    6,571       8.08

Health care equipment & services  - 5.03%
Express Scripts, Inc.  (1)                                                                         20,000           1,000       1.23
HCA Inc.                                                                                           15,500             878       1.08
Aetna Inc.                                                                                          9,800             812       1.00
Caremark Rx, Inc.  (1)                                                                             17,000             757        .93
Alfresa Holdings Corp.  (2)                                                                        14,500             645        .79
                                                                                                                    4,092       5.03

Media  - 4.37%
Liberty Media Corp., Class A  (1)                                                                 122,000           1,243       1.53
Reader's Digest Assn., Inc., Class A                                                               40,500             668        .82
Liberty Media International, Inc., Class A  (1)                                                    13,720             640        .78
Other securities                                                                                                    1,005       1.24
                                                                                                                    3,556       4.37

Technology hardware & equipment  - 3.84%
Cisco Systems, Inc.  (1)                                                                           69,600           1,330       1.64
Andrew Corp.  (1)                                                                                  50,000             638        .78
International Business Machines Corp.                                                               2,000             148        .18
Other securities                                                                                                    1,005       1.24
                                                                                                                    3,121       3.84

Commercial services & supplies  - 3.04%
Rentokil Initial PLC  (2)                                                                         390,000           1,111       1.37
Other securities                                                                                                    1,359       1.67
                                                                                                                    2,470       3.04

Semiconductors & semiconductor equipment  - 2.64%
Texas Instruments Inc.                                                                             25,000             702        .86
Other securities                                                                                                    1,447       1.78
                                                                                                                    2,149       2.64

Transportation  - 2.61%
United Parcel Service, Inc., Class B                                                               13,000             899       1.11
Other securities                                                                                                    1,223       1.50
                                                                                                                    2,122       2.61

Food & staples retailing  - 2.36%
Koninklijke Ahold NV  (1)  (2)                                                                     81,000             660        .81
Other securities                                                                                                    1,262       1.55
                                                                                                                    1,922       2.36

Insurance  - 2.29%
American International Group, Inc.                                                                 22,875           1,329       1.63
Other securities                                                                                                      535        .66
                                                                                                                    1,864       2.29

Diversified financials  - 2.25%
Citigroup Inc.                                                                                     27,500           1,271       1.56
Other securities                                                                                                      560        .69
                                                                                                                    1,831       2.25

Consumer services  - 1.45%
Outback Steakhouse, Inc.                                                                           14,000             633        .78
Other securities                                                                                                      546        .67
                                                                                                                    1,179       1.45

Capital goods  - 0.77%
Hagemeyer NV  (1)  (2)                                                                            267,000             629        .77

Other - 3.38%
Other securities                                                                                                    2,738       3.38

MISCELLANEOUS  -  4.66%
Other common stocks in initial period of acquisition                                                                3,787       4.66


TOTAL COMMON STOCKS (cost: $54,842,000)                                                                            61,417      75.53




Convertible securities  - 0.63%


TOTAL CONVERTIBLE SECURITIES (cost: $520,000)                                                                         516        .63


                                                                                                Principal
                                                                                                   amount
Short-term securities  - 23.36%                                                                     (000)


Three Pillars Funding, LLC 3.27% due 7/26/2005 (3)                                                 $2,000           1,995       2.45
Coca-Cola Co. 3.03% due 7/12/2005                                                                   1,900           1,898       2.33
Emerson Electric Co. 3.06% due 7/12/2005 (3)                                                        1,700           1,698       2.09
Bellsouth Corp. 3.17% due 7/20/2005 (3)                                                             1,700           1,697       2.09
IBM Corp. 3.15% due 7/8/2005                                                                        1,600           1,599       1.97
DuPont (E.I.) de Nemours & Co. 3.15% due 7/18/2005                                                  1,400           1,398       1.72
PepsiCo Inc. 3.20% due 7/22/2005 (3)                                                                1,300           1,297       1.59
Gannett Co. 3.12% due 8/10/2005 (3)                                                                 1,200           1,196       1.47
General Electric Capital Corp.  3.38% due 7/1/2005                                                  1,100           1,100       1.35
Harley-Davidson Funding Corp. 3.13% due 8/10/2005 (3)                                               1,100           1,096       1.35
Park Avenue Receivables Co., LLC 3.23% due 7/21/2005 (3)                                            1,000             998       1.23
Triple-A One Funding Corp. 3.25% due 7/25/2005 (3)                                                  1,000             998       1.23
Hewlett-Packard Co. 3.25% due 7/26/2005 (3)                                                           900             898       1.10
USAA Capital Corp. 3.10% due 7/5/2005                                                                 625             625        .77
Other securities                                                                                                      500        .62


TOTAL SHORT-TERM SECURITIES (cost: $18,993,000)                                                                    18,993      23.36


TOTAL INVESTMENT SECURITIES (cost: $74,355,000)                                                                    80,926      99.52
Other assets less liabilities                                                                                         392        .48

NET ASSETS                                                                                                        $81,318    100.00%


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 38 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $21,005,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York. Stock Exchange.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $12,373,000, which represented 15.22% of the net assets of the fund.

See Notes to Financial Statements




GLOBAL GROWTH FUND
SUMMARY INVESTMENT PORTFOLIO June 30, 2005

                                                                                                                          unaudited

                                                                                                               Market       Percent
                                                                                                                value        of net
Common stocks  - 87.10%                                                                      Shares              (000)       assets


Financials  - 13.77%
Societe Generale (1)                                                                        419,400           $42,527         1.89%
Kookmin Bank  (1)                                                                           784,710            35,445          1.58
UFJ Holdings, Inc.  (1)  (2)                                                                  6,013            31,279          1.39
Macquarie Bank Ltd.  (1)                                                                    650,291            29,317          1.30
HSBC Holdings PLC (United Kingdom)  (1)                                                   1,757,948            27,853          1.24
Banco Santander Central Hispano, SA  (1)                                                  1,343,637            15,527           .69
Other securities                                                                                              127,631          5.68
                                                                                                              309,579         13.77

Information technology  - 13.44%
Samsung Electronics Co., Ltd.  (1)                                                           61,873            29,201          1.30
Taiwan Semiconductor Manufacturing Co. Ltd.  (1)                                         12,530,550            21,536
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)                                           429,049             3,913          1.13
Rohm Co., Ltd.  (1)                                                                         253,400            24,224          1.08
Texas Instruments Inc.                                                                      703,500            19,747           .88
AU Optronics Corp.  (1)  (2)                                                             10,950,000            18,226           .81
Murata Manufacturing Co., Ltd.  (1)                                                         322,000            16,254           .72
Google Inc., Class A  (2)                                                                    54,200            15,943           .71
Microsoft Corp.                                                                             622,000            15,450           .69
International Business Machines Corp.                                                       200,000            14,840           .66
Other securities                                                                                              122,686          5.46
                                                                                                              302,020         13.44

Consumer discretionary  - 11.72%
Toyota Motor Corp.  (1)                                                                     935,000            33,163          1.48
Time Warner Inc.  (2)                                                                     1,742,000            29,109          1.29
News Corp. Inc. Class A                                                                   1,291,757            20,901
News Corp. Inc. Class B                                                                     427,507             7,208          1.25
Michaels Stores, Inc.                                                                       390,000            16,134           .72
Target Corp.                                                                                270,000            14,691           .65
Other securities                                                                                              142,292          6.33
                                                                                                              263,498         11.72

Telecommunication services  - 9.24%
Vodafone Group PLC  (1)                                                                  13,520,000            32,796
Vodafone Group PLC (ADR)                                                                    375,000             9,120          1.86
Telekom Austria AG  (1)                                                                   2,101,200            40,493          1.80
Telefonica, SA  (1)                                                                       2,270,081            36,920          1.64
Royal KPN NV  (1)                                                                         3,845,830            32,034          1.42
Other securities                                                                                               56,290          2.52
                                                                                                              207,653          9.24

Health care  - 8.09%
AstraZeneca PLC (United Kingdom)   (1)                                                      443,960            18,251
AstraZeneca PLC (Sweden)  (1)                                                               222,405             9,185
AstraZeneca PLC (ADR)                                                                         3,000               124          1.23
Novo Nordisk A/S, Class B  (1)                                                              433,200            21,865           .97
Fresenius Medical Care AG, preferred  (1)                                                   269,000            18,647           .83
Roche Holding AG  (1)                                                                       129,207            16,264           .72
Shionogi & Co., Ltd.  (1)                                                                 1,163,000            14,968           .67
Other securities                                                                                               82,451          3.67
                                                                                                              181,755          8.09

Energy  - 8.03%
Reliance Industries Ltd.  (1)                                                             2,000,298            29,453          1.31
"Shell" Transport and Trading Co., PLC  (1)                                               2,000,000            19,293
"Shell" Transport and Trading Co., PLC (ADR)                                                162,000             9,406          1.28
Husky Energy Inc.                                                                           675,000            26,805          1.19
Canadian Natural Resources, Ltd.                                                            456,000            16,499           .73
Norsk Hydro ASA  (1)                                                                        175,000            15,929           .71
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                               294,000            15,326           .68
Other securities                                                                                               47,888          2.13
                                                                                                              180,599          8.03

Consumer staples  - 6.27%
Nestle SA  (1)                                                                               83,900            21,356           .95
Koninklijke Ahold NV  (1)  (2)                                                            1,950,000            15,893           .71
Other securities                                                                                              103,805          4.61
                                                                                                              141,054          6.27

Industrials  - 5.86%
Tyco International Ltd.                                                                   1,235,000            36,062          1.60
General Electric Co.                                                                        714,455            24,756          1.10
Other securities                                                                                               70,969          3.16
                                                                                                              131,787          5.86

Materials  - 3.85%
Nitto Denko Corp.  (1)                                                                      396,400            22,577          1.00
Ivanhoe Mines Ltd.  (2)                                                                   2,475,000            19,201           .85
Other securities                                                                                               44,670          2.00
                                                                                                               86,448          3.85

Utilities  - 2.42%
Veolia Environnement  (1)                                                                   562,771            21,043           .94
Scottish Power PLC  (1)                                                                   1,933,000            17,118           .76
Other securities                                                                                               16,201           .72
                                                                                                               54,362          2.42

Miscellaneous  -  4.41%
Other common stocks in initial period of acquisition                                                           99,079          4.41


TOTAL COMMON STOCKS (cost: $1,651,350,000)                                                                  1,957,834         87.10


Bonds & notes  - 0.20%


TOTAL BONDS & NOTES (cost: $4,058,000)                                                                          4,544           .20


                                                                                          Principal
                                                                                             amount
Short-term securities  - 12.83%                                                                (000)

Total Capital SA  3.06%-3.16% due 7/18-8/9/2005 (3)                                         $36,300            36,221          1.61
Amsterdam Funding Corp. 3.18%-3.22% due 7/21-7/22/2005 (3)                                   26,000            25,951          1.15
Wal-Mart Stores Inc. 3.105% due 7/20/2005 (3)                                                20,000            19,965           .89
Bank of Ireland 3.175% due 8/22/2005 (3)                                                     20,000            19,904           .89
Thunder Bay Funding, LLC  3.18% due 7/20/2005 (3)                                            15,000            14,973
Old Line Funding, LLC  3.07% due 7/7/2005 (3)                                                 3,907             3,905           .84
ANZ National (International) Ltd.  3.10%-3.17% due 7/20-8/16/2005 (3)                        15,200            15,156           .67
Coca-Cola Co. 3.22% due 8/23/2005                                                            15,000            14,928           .66
Nestle Capital Corp. 3.04% due 7/12/2005 (3)                                                 13,700            13,686           .61
Shell Finance (U.K.) PLC 3.04% due 7/11/2005                                                 10,900            10,890           .49
Barton Capital Corp. 3.21% due 7/18/2005 (3)                                                  7,000             6,989           .31
Other securities                                                                                              105,748          4.71

TOTAL SHORT-TERM SECURITIES (cost: $288,318,000)                                                              288,316         12.83


TOTAL INVESTMENT SECURITIES (cost: $1,943,726,000)                                                          2,250,694        100.13
Other assets less liabilities                                                                                  (2,822)        (0.13)

NET ASSETS                                                                                                 $2,247,872       100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 107 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $1,196,848,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York. Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $213,715,000 which represented 9.51% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements




GLOBAL SMALL CAPITALIZATION FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                         unaudited

                                                                                                      Shares   Market    Percent
                                                                                                                value     of net
Common stocks  - 90.25%                                                                                         (000)     assets


Consumer discretionary  - 21.23%
Pantaloon Retail (India)  Ltd. (1)                                                                  1,057,300    $33,380      2.02
Lions Gate Entertainment Corp., USD denominated  (2)                                                1,100,000     11,286
Lions Gate Entertainment Corp.  (2)                                                                   940,706      9,651      1.27
Kumho Industrial Co., Ltd. (1)                                                                      1,000,000     17,577      1.07
Orient-Express Hotels Ltd., Class A                                                                   534,000     16,912      1.03
Laureate Education, Inc.  (2)                                                                         310,000     14,837       .90
Schibsted ASA                                                                                         491,000     13,511       .82
GSI Commerce, Inc.  (2)                                                                               700,000     11,725       .71
Vail Resorts, Inc.  (2)                                                                               360,000     10,116       .61
Life Time Fitness, Inc.  (2)                                                                          300,000      9,843       .60
Unibet Group PLC (SDR)  (1)                                                                           480,000      9,790       .59
Other securities                                                                                                 191,510     11.61
                                                                                                                 350,138     21.23

Information technology  - 19.24%
CNET Networks, Inc.  (2)                                                                            3,315,000     38,918      2.36
Kingboard Chemical Holdings Ltd.  (1)                                                               9,616,000     30,451      1.85
Integrated Circuit Systems, Inc.  (2)                                                                 875,000     18,060      1.09
Semtech Corp.  (2)                                                                                  1,000,000     16,650      1.01
O2Micro International Ltd.  (2)                                                                     1,145,000     16,087       .97
Mentor Graphics Corp.  (2)                                                                          1,155,000     11,839       .72
NHN Corp. (1)  (2)                                                                                    111,000     11,377       .69
Varian Semiconductor Equipment Associates, Inc.  (2)                                                  300,000     11,100       .67
Sohu.com Inc.  (2)                                                                                    500,000     10,960       .66
Ask Jeeves, Inc.  (2)                                                                                 352,971     10,656       .65
Cymer, Inc.  (2)                                                                                      400,000     10,540       .64
Intersil Corp., Class A                                                                               550,443     10,332       .63
Other securities                                                                                                 120,338      7.30
                                                                                                                 317,308     19.24

Industrials  - 12.93%
Hyundai Mipo Dockyard Co., Ltd. (1)                                                                   294,000     16,503      1.00
Korea Development Corp. (1)                                                                           600,000     13,925       .85
GS Engineering & Construction Co., Ltd. (1)                                                           350,000     11,426       .69
Hudson Highland Group, Inc.  (2)                                                                      700,000     10,913       .66
Downer EDI Ltd.  (1)                                                                                2,664,399     10,720       .65
Other securities                                                                                                 149,730      9.08
                                                                                                                 213,217     12.93

Energy  - 10.09%
Quicksilver Resources Inc.  (2)                                                                       363,700     23,251      1.41
TODCO, Class A  (2)                                                                                   685,000     17,584      1.07
First Calgary Petroleums Ltd.  (2)                                                                  1,635,000     10,726
First Calgary Petroleums Ltd., GBP denominated  (1)  (2)                                              760,000      4,934       .95
Delta Petroleum Corp.  (2)                                                                            760,000     10,731       .65
Spinnaker Exploration Co.  (2)                                                                        275,000      9,760       .59
OPTI Canada Inc.  (2)                                                                                 447,350      9,752       .59
Other securities                                                                                                  79,650      4.83
                                                                                                                 166,388     10.09

Financials  - 6.02%
UTI Bank Ltd.  (1)                                                                                  2,830,000     15,986       .97
Kotak Mahindra Bank Ltd.  (1)                                                                       1,400,000     12,612       .77
Other securities                                                                                                  70,639      4.28
                                                                                                                  99,237      6.02

Health care  - 5.51%
Advanced Medical Optics, Inc.  (2)                                                                    675,000     26,831      1.63
Wilson Greatbatch Technologies, Inc.  (2)                                                             405,200      9,684       .59
Other securities                                                                                                  54,386      3.29
                                                                                                                  90,901      5.51

Materials  - 5.25%
Hanwha Chemical Corp. (1)                                                                             948,000     11,273       .68
Energem Resources Inc.  (2)                                                                         4,065,000     10,203       .62
Other securities                                                                                                  65,160      3.95
                                                                                                                  86,636      5.25
Utilities  - 1.52%
Xinao Gas Holdings Ltd.  (1)                                                                       24,845,000     17,105      1.04
Other securities                                                                                                   8,040       .48
                                                                                                                  25,145      1.52

Telecommunication services  - 1.38%
TIM Participacoes SA, preferred nominative (ADR)                                                    1,055,220     16,672      1.01
Other securities                                                                                                   6,009       .37
                                                                                                                  22,681      1.38

Other - 2.11%
Other securities                                                                                                  34,805      2.11


Miscellaneous  -  4.97%
Other common stocks in initial period of acquisition                                                              81,897      4.97


TOTAL COMMON STOCKS (cost: $1,193,529,000)                                                                     1,488,353     90.25


Rights & warrants  - 0.10%


Information technology  - 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006  (2)                                          666,000        420       .02
                                                                                                                     420       .02

Other - 0.08%
Other securities                                                                                                   1,291       .08
TOTAL RIGHTS & WARRANTS (cost: $87,000)                                                                            1,711       .10


Convertible securities  - 0.00%


TOTAL CONVERTIBLE SECURITIES (cost: $625,000)                                                                          -       .00


                                                                                                   Principal
                                                                                                     amount
Short-term securities  - 10.17%                                                                      (000)

Barton Capital Corp. 3.11% due 7/13/2005 (3)                                                          $20,100     20,077      1.22
DaimlerChrysler Revolving Auto Conduit LLC II 3.12%-3.37% due 7/27-8/24/2005                           14,400     14,348       .87
Total Capital SA 3.06%-3.16% due 7/18-8/9/2005 (3)                                                     14,000     13,967       .85
Calyon North America Inc. 3.03% due 7/1/2005                                                           13,500     13,499       .82
CBA (Delaware) Finance Inc. 3.07%-3.09% due 7/7/2005                                                   12,700     12,692       .77
KfW International Finance Inc. 3.05%-3.06% due 7/15/2005 (3)                                           11,500     11,485       .70
Toronto-Dominion Bank 3.21% due 8/12/2005                                                              10,000     10,000       .60
ANZ National (International) Ltd. 3.10% due 7/20/2005 (3)                                              10,000      9,983       .60
Ranger Funding Co. LLC 3.24% due 7/25/2005 (3)                                                          9,800      9,778       .59
Other securities                                                                                                  51,890      3.15
TOTAL SHORT-TERM SECURITIES (cost: $167,717,000)                                                                 167,719     10.17

TOTAL INVESTMENT SECURITIES (cost: $1,361,958,000)                                                             1,657,783    100.52
Other assets less liabilities                                                                                     (8,666)     (.52)

NET ASSETS                                                                                                    $1,649,117   100.00%


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. The market value of the affiliated companies which are not among the fund's largest holdings is included in "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2005, appear below.

                                                                                                                     MARKET
                                                                                                                    VALUE OF
                                                                                                     DIVIDEND     AFFILIATES AT
                                                       BEGINNING                          ENDING      INCOME         6/30/05
COMPANY                                                  SHARES    PURCHASES    SALES     SHARES      (000)          (000)


Pantaloon Retail (India) Ltd. (1)                      1,057,300          -         -   1,057,300       $ -        $ 33,380
Korea Development Corp. (1)                              530,400     69,600         -     600,000       261          13,925
Jahwa Electronics Co., Ltd.  (1)                       1,039,000          -         -   1,039,000       213           8,084
Sierra Leone Diamond Co. Ltd. (1) (2)                          -  5,235,000         -   5,235,000         -           3,934
Ondine Biopharma Corp.  (2) (3)                        1,660,000          -         -   1,660,000         -           2,300
Ondine Biopharma Corp. (GDR)  (1) (2) (3)                      -    490,000         -     490,000         -             610
Ondine Biopharma Corp.  (2)                              400,000          -         -     400,000         -             554
Kirkland Lake Gold (4)                                 2,081,000              678,000   1,403,000         -               -
                                                                                                      $ 474        $ 62,787

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 155 of the fund's securities, including those in "Other securities" and " Miscellaneous" in the summary investment portfolio ( with aggregate value of $670,147,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York. Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $112,275,000 which represented 6.81% of the net assets of the fund.

(4)  Unaffiliated issuer at June 30, 2005.

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts


See Notes to Financial Statements




GROWTH FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited
                                                                                       Shares                 Market       Percent
                                                                                                              value        of net
Common stocks  - 89.65%                                                                                       (000)        assets

Information technology  - 20.49%
Google Inc., Class A  (1)                                                             2,751,700       $       809,413      4.30%
Microsoft Corp.                                                                      12,515,000               310,873       1.65
Texas Instruments Inc.                                                                8,526,000               239,325       1.27
Corning Inc.  (1)                                                                    14,150,000               235,173       1.25
Maxim Integrated Products, Inc.                                                       4,005,000               153,031        .81
KLA-Tencor Corp.                                                                      3,455,000               150,983        .80
Yahoo  Inc.  (1)                                                                      4,226,500               146,448        .78
Xilinx, Inc.                                                                          5,415,000               138,082        .74
Analog Devices, Inc.                                                                  3,675,000               137,114        .73
Taiwan Semiconductor Manufacturing Co. Ltd.                                          78,660,063               136,854        .73
Applied Materials, Inc.                                                               8,105,000               131,139        .70
Other securities                                                                                            1,266,172       6.73
                                                                                                            3,854,607      20.49

Consumer discretionary  - 18.96%
IAC/InterActiveCorp  (1)                                                             14,293,800               343,766       1.83
Target Corp.                                                                          6,240,000               339,518       1.80
Carnival Corp.                                                                        5,585,000               304,662       1.62
Time Warner Inc.  (1)                                                                17,607,725               294,225       1.56
Lowe's Companies, Inc.                                                                4,115,500               239,604       1.27
News Corp. Inc.                                                                      13,549,000               219,223       1.17
Liberty Global International, Inc., Class A  (1)                                      4,232,500               197,531       1.05
Starbucks Corp.  (1)                                                                  3,460,000               178,744        .95
Michaels Stores, Inc.                                                                 4,070,000               168,376        .90
Harrah's Entertainment, Inc.                                                          2,186,029               157,547        .84
Liberty Media Corp., Class A  (1)                                                    14,670,000               149,487        .79
Best Buy Co., Inc.                                                                    1,993,600               136,661        .73
Other securities                                                                                              837,567       4.45
                                                                                                            3,566,911      18.96

Energy  - 14.93%
Schlumberger Ltd.                                                                     3,500,000               265,790       1.41
Devon Energy Corp.                                                                    4,209,072               213,316       1.13
Burlington Resources Inc.                                                             3,720,000               205,493       1.09
Halliburton Co.                                                                       3,880,000               185,542        .99
EOG Resources, Inc.                                                                   3,265,000               185,452        .99
Transocean Inc.  (1)                                                                  2,731,400               147,414        .78
Diamond Offshore Drilling, Inc.                                                       2,660,000               142,124        .76
Noble Corp.                                                                           2,225,000               136,860        .73
Murphy Oil Corp.                                                                      2,598,800               135,735        .72
Newfield Exploration Co.  (1)                                                         3,317,200               132,323        .70
Canadian Natural Resources, Ltd.                                                      3,625,700               131,188        .70
Other securities                                                                                              927,337       4.93
                                                                                                            2,808,574      14.93

Health care  - 7.86%
Sanofi-Aventis                                                                        3,533,900               290,030       1.54
Express Scripts, Inc.  (1)                                                            3,288,000               164,334        .88
WellPoint, Inc.  (1)                                                                  1,900,000               132,316        .70
Other securities                                                                                              891,558       4.74
                                                                                                            1,478,238       7.86

Consumer staples  - 6.26%
Altria Group, Inc.                                                                    7,380,000               477,191       2.54
Other securities                                                                                              701,096       3.72
                                                                                                            1,178,287       6.26

Industrials  - 5.73%
Tyco International Ltd.                                                               8,161,500               238,316       1.27
General Electric Co.                                                                  4,130,000               143,105        .76
Other securities                                                                                              697,264       3.70
                                                                                                            1,078,685       5.73

Financials  - 5.50%
Fannie Mae                                                                            3,135,000               183,084        .97
American International Group, Inc.                                                    2,725,000               158,323        .84
Freddie Mac                                                                           2,297,700               149,879        .80
Other securities                                                                                              543,285       2.89
                                                                                                            1,034,571       5.50

Telecommunication services  - 4.70%
Vodafone Group PLC (ADR)                                                              8,185,000               199,059
Vodafone Group PLC                                                                   46,502,000               113,293       1.66
Qwest Communications International Inc.  (1)                                         34,050,000               126,326        .67
O2 PLC                                                                               49,950,000               121,917        .65
Other securities                                                                                              323,209       1.72
                                                                                                              883,804       4.70

Other - 1.59%                                                                                                 300,245       1.59

Miscellaneous  -  3.63%
Other common stocks in initial period of acquisition                                                          683,123       3.63


Total common stocks (cost: $13,201,788,000)                                                                16,867,045      89.65


                                                                                      Principal               Market       Percent
                                                                                       amount                  value        of net
Bonds & notes  - 0.37%                                                                  (000)                  (000)        assets


TOTAL BONDS & NOTES (cost: $63,726,000)                                                                        69,904        .37


                                                                                      Principal               Market       Percent
                                                                                       amount                  value        of net
Short-term securities  - 10.36%                                                         (000)                  (000)        assets

Federal Home Loan Bank 2.955%-3.27% due 7/8-9/9/2005                                    260,694       $       259,877      1.38%
Freddie Mac 2.97%-3.31% due 7/13-9/20/2005                                              218,600               217,867       1.16
U.S. Treasury Bills 2.75% due 7/28/2005                                                 209,000               208,580       1.11
Preferred Receivables Funding Corp. 3.07%-3.33% due 7/12-8/25/2005 (2)                  107,780               107,500
Park Avenue Receivables Co., LLC 3.06% due 7/7/2005 (2)                                  25,000                24,985        .70
General Electric Capital Corp. 3.07% due 7/11/2005                                       50,000                49,954
General Electric Capital Services, Inc. 3.33% due 8/29/2005                              50,000                49,726        .53
Other securities                                                                                            1,031,743       5.48
                                                                                                            1,950,232      10.36


TOTAL SHORT-TERM SECURITIES (cost: $1,950,184,000)                                                          1,950,232      10.36


TOTAL INVESTMENT SECURITIES (cost: $15,215,698,000)                                                        18,887,181     100.38
Other assets less liabilities                                                                                 (71,843)     (0.38)

NET ASSETS                                                                                                $18,815,338    100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $934,501,000, which represented 4.97% of the net assets of the fund.

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements




INTERNATIONAL FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited

                                                                                       Shares             Market          Percent
                                                                                                          value            of net
Common stocks  - 85.66%                                                                                   (000)            assets


Financials  - 17.78%
UFJ Holdings, Inc.  (1)  (2)                                                           14,730            $76,624            1.56
Societe Generale  (2)                                                                 743,000             75,341            1.53
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                1,802,000             69,593            1.41
Banco Santander Central Hispano, SA  (2)                                            4,485,946             51,839            1.05
Macquarie Bank Ltd.  (2)                                                            1,143,898             51,570            1.05
Royal Bank of Scotland Group PLC  (2)                                               1,540,191             46,316             .94
ING Groep NV  (2)                                                                   1,549,310             43,420             .88
ICICI Bank Ltd.  (2)                                                                4,400,000             42,927             .87
Shinhan Financial Group Co., Ltd.  (2)                                              1,513,070             38,987             .79
ABN AMRO Holding NV  (2)                                                            1,583,045             38,819             .79
Housing Development Finance Corp. Ltd.  (3)                                         1,866,000             38,258             .78
Other securities                                                                                         301,187            6.13
                                                                                                         874,881           17.78

Telecommunication services  - 13.09%
Telekom Austria AG  (2)                                                             6,094,899            117,457            2.39
Royal KPN NV  (2)                                                                   8,685,600             72,347            1.47
Telefonica, SA  (2)                                                                 4,277,938             69,575            1.41
Tele Norte Leste Participacoes SA, preferred nominative                             1,798,414             29,833
Tele Norte Leste Participacoes SA, preferred nominative (ADR)                       1,285,000             21,395            1.04
Telenor ASA  (2)                                                                    5,830,100             46,098             .94
Bharti Tele-Ventures Ltd.  (1)  (2)                                                 8,200,000             45,680             .93
Vodafone Group PLC  (2)                                                            15,675,100             38,023             .77
China Unicom Ltd.  (2)                                                             42,678,200             35,608             .72
Other securities                                                                                         168,139            3.42
                                                                                                         644,155           13.09

Consumer discretionary  - 9.47%
Kingfisher PLC  (2)                                                                10,653,645             46,746             .95
Accor SA  (2)                                                                         920,904             42,886             .87
Sony Corp.  (2)                                                                     1,100,000             37,541             .76
Other securities                                                                                         338,893            6.89
                                                                                                         466,066            9.47

Energy  - 8.91%
"Shell" Transport and Trading Co., PLC  (2)                                         4,155,000             40,081
"Shell" Transport and Trading Co., PLC (ADR)                                          320,000             18,579
Royal Dutch Petroleum Co.  (2)                                                        261,000             16,916            1.54
Canadian Natural Resources, Ltd.                                                    1,600,000             57,893            1.18
Reliance Industries Ltd.  (2)                                                       3,628,695             53,429            1.09
Oil & Natural Gas Corp. Ltd.  (2)                                                   2,033,000             47,796             .97
Husky Energy Inc.                                                                   1,035,000             41,101             .83
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                         759,000             39,567             .80
Norsk Hydro ASA  (2)                                                                  410,000             37,319             .76
Petro-Canada                                                                          540,000             35,095             .71
Other securities                                                                                          50,537            1.03
                                                                                                         438,313            8.91


Information technology  - 8.52%
Rohm Co., Ltd.  (2)                                                                   560,600             53,591            1.09
Samsung Electronics Co., Ltd.  (2)                                                    105,244             49,670            1.01
Taiwan Semiconductor Manufacturing Co. Ltd.  (2)                                   24,248,040             41,675
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)                                     426,599              3,891             .93
Other securities                                                                                         270,127            5.49
                                                                                                         418,954            8.52

Health care  - 6.01%
Novo Nordisk A/S, Class B  (2)                                                      1,353,200             68,299            1.39
Sanofi-Aventis  (2)                                                                   728,500             59,370            1.21
Roche Holding AG  (2)                                                                 394,435             49,650            1.01
Other securities                                                                                         118,488            2.40
                                                                                                         295,807            6.01

Materials  - 5.59%
Nitto Denko Corp.  (2)                                                                949,900             54,101            1.10
Potash Corp. of Saskatchewan Inc.                                                     370,000             35,365             .72
Other securities                                                                                         185,400            3.77
                                                                                                         274,866            5.59

Consumer staples  - 4.37%
Koninklijke Ahold NV  (1)  (2)                                                      5,205,000             42,422             .86
Nestle SA  (2)                                                                        147,820             37,627             .76
Other securities                                                                                         134,868            2.75
                                                                                                         214,917            4.37

Industrials  - 3.67%
ALSTOM SA  (1)  (2)                                                                34,300,000             33,753             .69
Other securities                                                                                         146,697            2.98
                                                                                                         180,450            3.67

Utilities  - 3.34%
Veolia Environnement  (2)                                                           1,380,900             51,634            1.05
Other securities                                                                                         112,849            2.29
                                                                                                         164,483            3.34

Miscellaneous  -  4.91%
Other common stocks in initial period of acquisition                                                     241,542            4.91


TOTAL COMMON STOCKS (cost: $3,364,979,000)                                                             4,214,434           85.66



                                                                                      Principal           Market          Percent
                                                                                       amount             value            of net
Short-term securities  - 14.24%                                                        (000)              (000)            assets



Federal Home Loan Bank 3.04%-3.22% due 7/20-9/9/2005                                  109,300           $108,847            2.21
Mont Blanc Capital Corp. 3.10% due 7/18/2005 (3)                                       34,100             34,048
ING (U.S.) Funding LLC 3.17%-3.24% due 8/9-8/18/2005                                   29,500             29,387            1.29
Freddie Mac 3.18%-3.31% due 8/30-9/20/2005                                             49,100             48,808             .99
Societe Generale N.A. Inc. 3.03% due 7/7/2005                                          45,000             44,975             .91
Stadshypotek Delaware Inc. 3.10%-3.20% due 7/18-8/25/2005 (3)                          45,000             44,847             .91
Total Capital SA 3.06%-3.16% due 7/18-8/9/2005 (3)                                     44,700             44,592             .91
Nestle Capital Corp. 3.01% due 7/6/2005 (3)                                            23,900             23,888
Alcon Capital Corp. 3.06% due 7/11/2005 (3)                                            20,000             19,981             .89
KfW International Finance Inc. 3.03%-3.05% due 7/14-7/15/2005 (3)                      43,800             43,747             .89
Spintab AB (Swedmortgage) 3.14%-3.18% due 8/5-8/19/2005                                38,300             38,164             .78
CBA (Delaware) Finance Inc. 3.13%-3.16% due 7/11-8/15/2005                             33,000             32,881             .67
Amsterdam Funding Corp. 3.14% due 7/27/2005 (3)                                        28,800             28,732             .58
Shell Finance (U.K.) PLC 3.05% due 7/14/2005                                            5,300              5,294             .11
Other securities                                                                                         152,558            3.10

TOTAL SHORT-TERM SECURITIES (cost: $700,735,000)                                                         700,749           14.24


TOTAL INVESTMENT SECURITIES (cost: $4,065,714,000)                                                     4,915,183           99.90
Other assets less liabilities                                                                              4,679             .10

NET ASSETS                                                                                            $4,919,862         100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 145 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $3,477,126,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $393,050,000, which represented 7.99% of the net assets of the fund.

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements




NEW WORLD FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                           unaudited

                                                                                                                 Market      Percent
                                                                                                                  value       of net
Common stocks  - 76.04%                                                                             Shares        (000)       assets


Consumer staples  - 11.61%
Pyaterochka Holding, nonvoting (GDR)  (1)  (2)                                                     582,200    $    8,384       1.54%
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR)                                   220,000         6,798
Cia. de Bebidas das Americas - AmBev (ADR)                                                          44,000         1,120        1.45
Tesco PLC  (3)                                                                                   1,005,000         5,714        1.05
Avon Products, Inc.                                                                                125,600         4,754         .87
Other securities                                                                                                  36,537        6.70
                                                                                                                  63,307       11.61

Financials  - 11.32%
Housing Development Finance Corp. Ltd.                                                             435,100         8,921        1.64
Banco Itau Holding Financeira SA, preferred nominative                                              34,800         6,411        1.18
PT Bank Rakyat Indonesia  (3)                                                                   17,108,150         5,061         .93
HSBC Holdings PLC  (3)                                                                             305,000         4,865         .89
National Savings and Commercial Bank Ltd.  (3)                                                     140,000         4,714         .86
Other securities                                                                                                  31,740        5.82
                                                                                                                  61,712       11.32

Telecommunication services  - 8.51%
Telefonica, SA  (3)                                                                                410,770         6,681        1.23
Telekom Austria AG  (3)                                                                            230,000         4,432         .81
Maxis Communications Bhd.  (3)                                                                   1,734,000         4,375         .80
China Unicom Ltd.  (3)                                                                           5,038,000         4,203         .77
America Movil SA de CV, Series L (ADR)                                                              70,000         4,173         .77
Partner Communications Co. Ltd.  (2)  (3)                                                          571,500         4,095
Partner Communications Co. Ltd. (ADR)  (2)                                                          10,000            72         .76
Other securities                                                                                                  18,353        3.37
                                                                                                                  46,384        8.51

Materials  - 7.28%
Cia. Vale do Rio Doce, preferred nominative, Class A                                               179,500         4,542
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                    50,700         1,484        1.11
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                         475,000         5,748        1.05
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                   99,990         4,242         .78
Phelps Dodge Corp.                                                                                  45,000         4,163         .76
Other securities                                                                                                  19,488        3.58
                                                                                                                  39,667        7.28

Consumer discretionary  - 7.24%
Toyota Motor Corp.  (3)                                                                            205,100         7,275        1.33
Maruti Udyog Ltd.  (3)                                                                             603,000         6,390        1.17
Honda Motor Co., Ltd.  (3)                                                                         119,000         5,815        1.07
Yue Yuen Industrial (Holdings) Ltd. (3)                                                          1,425,000         4,323         .79
Other securities                                                                                                  15,705        2.88
                                                                                                                  39,508        7.24


Energy  - 6.64%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                       90,000         4,692
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                      53,000         2,440        1.31
MOL Magyar Olaj- es Gazipari Rt., Class A  (3)                                                      80,841         6,748        1.24
Oil & Natural Gas Corp. Ltd.  (3)                                                                  222,800         5,238         .96
Harvest Natural Resources, Inc.  (2)                                                               392,000         4,285         .79
Other securities                                                                                                  12,750        2.34
                                                                                                                  36,153        6.64

Information technology  - 6.47%
Mediatek Incorporation  (3)                                                                        779,342         6,673        1.22
Kingboard Chemical Holdings Ltd.  (3)                                                            1,690,000         5,352         .98
NHN Corp. (2)  (3)                                                                                  52,000         5,330         .98
Samsung Electronics Co., Ltd.  (3)                                                                  10,000         4,720         .87
Hon Hai Precision Industry Co., Ltd.  (3)                                                          895,095         4,615         .85
Other securities                                                                                                   8,569        1.57
                                                                                                                  35,259        6.47

Industrials  - 6.06%
Bharat Heavy Electricals Ltd.  (3)                                                                 375,000         7,458        1.37
Jet Airways (India) Ltd.  (2)  (3)                                                                 195,010         5,636        1.03
Daelim Industrial Co., Ltd.  (3)                                                                   102,000         5,425        1.00
3M Co.                                                                                              60,200         4,352         .80
Other securities                                                                                                  10,132        1.86
                                                                                                                  33,003        6.06

Utilities  - 4.93%
Gas Natural SDG, SA  (3)                                                                           160,600         4,697         .86
CPFL Energia SA (ADR)                                                                              180,000         4,266         .78
Other securities                                                                                                  17,935        3.29
                                                                                                                  26,898        4.93

Health care  - 3.02%
Ranbaxy Laboratories Ltd.  (3)                                                                     179,000         4,337         .80
Other securities                                                                                                  12,107        2.22
                                                                                                                  16,444        3.02

Miscellaneous  -  2.96%
Other common stocks in initial period of acquisition                                                              16,103        2.96


TOTAL COMMON STOCKS (cost: $313,780,000)                                                                         414,438       76.04


Rights & warrants  - 0.02%


Information technology  - 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006  (2)                                       169,000           107         .02


TOTAL RIGHTS & WARRANTS (cost: $0)                                                                                   107         .02



                                                                                            Principal amount
Bonds & notes  - 13.14%                                                                           (000)


Government & government agency obligations  - 12.57%
United Mexican States Government Global 3.84%-11.375% 2008-2016  (4)                                $5,562         6,617
United Mexican States Government Global 9.875% 2010                                                  4,125         5,000
United Mexican States Government, Series M20, 8.00% 2023                                         MXP22,399         1,783
United Mexican States Government, Series MI10, 8.00%-9.50% 2013-2014                             MXP13,102         1,143        2.67
Russian Federation 8.25% 2010                                                                       $7,200         7,872
Russian Federation 5.00%-8.25% 2010-2030  (1)  (4)                                                   4,722         5,295        2.42
Brazil (Federal Republic of) Global 9.25%-11.00% 2010-2040                                           5,750         6,686
Brazilian Treasury Bill 0% 2006-2007                                                                  R$11         3,973
Brazil (Federal Republic of) Bearer 8.00% 2014 (5)                                                  $1,135         1,162
Brazil (Federal Republic of) 4.313%-14.50% 2009 (4)                                                    924         1,089        2.37
Panama (Republic of) Global 8.25% 2008                                                               4,000         4,380
Panama (Republic of) Global 7.25%-9.625% 2011-2029                                                   1,943         2,370
Panama (Republic of) 9.375% 2012                                                                        65            79        1.25
Argentina (Republic of) 0.703%-6.501% due 2012-2038  (4) (5)  (6)                                ARS21,528         4,926
Argentina (Republic of) 3.01% 2012 (4)                                                              $1,375         1,229        1.13
Other securities                                                                                                  14,927        2.73
                                                                                                                  68,531       12.57

Other - 0.57%

Other securities                                                                                                   3,093         .57


TOTAL BONDS & NOTES (cost: $64,642,000)                                                                           71,624       13.14


Short-term securities  - 10.05%


Allied Irish Banks N.A. Inc. 3.14% due 7/11/2005 (1)                                                 6,200         6,194        1.14
Bank of Ireland 3.22% due 8/23/2005 (1)                                                              6,200         6,169        1.13
HBOS Treasury Services PLC 3.09% due 7/15/2005                                                       5,000         4,994         .92
Thunder Bay Funding, LLC 3.18% due 7/20/2005 (1)                                                     5,000         4,991         .91
CBA (Delaware) Finance Inc. 3.07% due 7/7/2005                                                       4,900         4,897         .90
Calyon North America Inc. 3.03% due 7/1/2005                                                         4,500         4,500         .82
Sheffield Receivables Corp. 3.12% due 7/11/2005 (1)                                                  4,300         4,296         .79
KfW International Finance Inc. 3.05% due 7/15/2005 (1)                                               4,300         4,295         .79
Other securities                                                                                                  14,464        2.65


TOTAL SHORT-TERM SECURITIES (cost: $54,800,000)                                                                   54,800       10.05


TOTAL INVESTMENT SECURITIES (cost: $433,222,000)                                                                 540,969       99.25
Other assets less liabilities                                                                                      4,080         .75

NET ASSETS                                                                                                      $545,049     100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.


The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item:

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $49,860,000, which represented 9.15% of the net assets of the fund.

(2)  Security did not produce income during the last 12 months.

(3) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 86 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $250,107,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(4)  Coupon rate may change periodically.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(6) Index-linked bond whose principal amount moves with a government retail price index.


ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements




BLUE CHIP INCOME AND GROWTH FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited

                                                                                                         Market           Percent
                                                                                                          value            of net
Common stocks  - 93.12%                                                               Shares              (000)            assets


Financials  - 20.27%
Fannie Mae                                                                          2,130,000           $124,392           4.50%
American International Group, Inc.                                                  1,385,000             80,469            2.91
J.P. Morgan Chase & Co.                                                             2,050,000             72,406            2.62
Capital One Financial Corp.                                                           700,000             56,007            2.02
MBNA Corp.                                                                          1,750,000             45,780            1.66
Citigroup Inc.                                                                        650,000             30,050            1.09
Bank of America Corp.                                                                 600,000             27,366             .99
SLM Corp.                                                                             420,000             21,336             .77
State Street Corp.                                                                    400,000             19,300             .70
AFLAC Inc.                                                                            435,000             18,827             .68
Other securities                                                                                          64,434            2.33
                                                                                                         560,367           20.27

Consumer discretionary  - 14.63%
General Motors Corp.                                                                2,350,000             79,900            2.89
Target Corp.                                                                        1,320,000             71,821            2.60
Lowe's Companies, Inc.                                                              1,170,000             68,118            2.46
Mattel, Inc.                                                                        2,200,000             40,260            1.46
Best Buy Co., Inc.                                                                    480,000             32,904            1.19
Toyota Motor Corp. (ADR)                                                              380,000             27,166             .98
Harley-Davidson Motor Co.                                                             400,000             19,840             .72
Other securities                                                                                          64,418            2.33
                                                                                                         404,427           14.63

Health care  - 12.44%
Cardinal Health, Inc.                                                               1,550,000             89,249            3.23
Aetna Inc.                                                                            550,000             45,551            1.65
HCA Inc.                                                                              800,000             45,336            1.64
Bristol-Myers Squibb Co.                                                            1,300,000             32,474            1.17
AstraZeneca PLC (ADR) (United Kingdom)                                                740,000             30,532            1.10
Eli Lilly and Co.                                                                     525,000             29,248            1.06
Medtronic, Inc.                                                                       400,000             20,716             .75
Other securities                                                                                          50,766            1.84
                                                                                                         343,872           12.44

Information technology  - 11.71%
Hewlett-Packard Co.                                                                 5,100,000            119,901            4.34
International Business Machines Corp.                                                 650,000             48,230            1.74
Texas Instruments Inc.                                                              1,600,000             44,912            1.62
Microsoft Corp.                                                                     1,310,000             32,540            1.18
Cisco Systems, Inc.  (1)                                                            1,200,000             22,932             .83
Other securities                                                                                          55,059            2.00
                                                                                                         323,574           11.71

Industrials  - 9.89%
Tyco International Ltd.                                                             1,980,000             57,816            2.09
United Parcel Service, Inc., Class B                                                  710,000             49,104            1.77
General Electric Co.                                                                1,260,000             43,659            1.58
United Technologies Corp.                                                             760,000             39,026            1.41
Norfolk Southern Corp.                                                                592,800             18,353             .66
Emerson Electric Co.                                                                  250,000             15,657             .57
Other securities                                                                                          50,042            1.81
                                                                                                         273,657            9.89

Energy  - 8.68%
ChevronTexaco Corp.                                                                 1,025,000             57,318            2.07
Marathon Oil Corp.                                                                  1,050,000             56,039            2.03
Exxon Mobil Corp.                                                                     590,000             33,907            1.23
Royal Dutch Petroleum Co. (New York registered)                                       500,000             32,450            1.17
Schlumberger Ltd.                                                                     395,000             29,996            1.09
Other securities                                                                                          30,257            1.09
                                                                                                         239,967            8.68

Consumer staples  - 4.66%
Unilever NV (New York registered)                                                     750,000             48,623            1.76
Walgreen Co.                                                                          480,000             22,075             .80
Other securities                                                                                          58,198            2.10
                                                                                                         128,896            4.66

Telecommunication services  - 4.44%
BellSouth Corp.                                                                     2,350,000             62,440            2.26
SBC Communications Inc.                                                               875,000             20,781             .75
Verizon Communications Inc.                                                           600,000             20,730             .75
Sprint Corp.                                                                          750,000             18,817             .68
                                                                                                         122,768            4.44

Materials  - 3.61%
Alcoa Inc.                                                                          1,225,000             32,009            1.16
BHP Billiton Ltd. (ADR)                                                               725,000             19,793             .72
Other securities                                                                                          47,940            1.73
                                                                                                          99,742            3.61

Other - 1.11%
Other securities                                                                                          30,680            1.11

Miscellaneous  -  1.68%
Other common stocks in initial period of acquisition                                                      46,335            1.68
TOTAL COMMON STOCKS (cost: $2,240,781,000)                                                             2,574,285           93.12



                                                                                    Principal             Market          Percent
                                                                                       amount              value           of net
Short-term securities  - 6.77%                                                           (000)             (000)           assets


Three Pillars Funding, LLC 3.27%-3.40% due 7/1-7/26/2005 (2)                         $ 26,800           $ 26,767             .96%
Procter & Gamble Co. 3.12%-3.21% due 7/15-7/29/2005 (2)                                22,400             22,353             .81
Emerson Electric Co. 3.00%-3.18% due 7/7-7/19/2005 (2)                                 16,200             16,190             .59
Ciesco LLC 3.18% due 7/25/2005 (2)                                                     10,000              9,978             .36
Other securities                                                                                         111,929            4.05
TOTAL SHORT-TERM SECURITIES (cost: $187,216,000)                                                         187,217            6.77
TOTAL INVESTMENT SECURITIES (cost: $2,427,997,000)                                                     2,761,502           99.89
Other assets less liabilities                                                                              3,054             .11

NET ASSETS                                                                                            $2,764,556          100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $168,753,000, which represented 6.10% of the net assets of the fund.

ADR = American Depositary Receipts


See Notes to Financial Statements




GROWTH-INCOME FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                           unaudited

                                                                                                              Market        Percent
                                                                                          Shares               value         of net
Common stocks  - 84.91%                                                                                        (000)         assets


Information technology  - 14.50%
Hewlett-Packard Co.                                                                        14,900,000      $   350,299         1.79%
Microsoft Corp.                                                                            11,355,000          282,058          1.44
Cisco Systems, Inc.  (1)                                                                   13,800,000          263,718          1.34
International Business Machines Corp.                                                       3,260,000          241,892          1.23
Flextronics International Ltd.  (1)                                                        13,250,000          175,033           .89
Texas Instruments Inc.                                                                      5,550,000          155,788           .79
First Data Corp.                                                                            3,200,000          128,448           .66
Intel Corp.                                                                                 4,800,000          125,088           .64
Other securities                                                                                             1,121,542          5.72
                                                                                                             2,843,866         14.50

Financials  - 13.85%
American International Group, Inc.                                                          6,000,000          348,600          1.78
Fannie Mae                                                                                  5,722,200          334,176          1.70
Citigroup Inc.                                                                              5,350,000          247,330          1.26
Bank of New York Co., Inc.                                                                  5,675,000          163,326           .83
Capital One Financial Corp.                                                                 1,900,000          152,019           .78
Bank of America Corp.                                                                       3,230,000          147,320           .75
J.P. Morgan Chase & Co.                                                                     4,147,900          146,504           .75
Wells Fargo & Co.                                                                           2,190,000          134,860           .69
Freddie Mac                                                                                 1,365,000           89,039           .45
Other securities                                                                                               953,403          4.86
                                                                                                             2,716,577         13.85

Consumer discretionary  - 12.11%
Lowe's Companies, Inc.                                                                      5,580,000          324,868          1.66
Target Corp.                                                                                5,050,000          274,770          1.40
Best Buy Co., Inc.                                                                          3,250,000          222,787          1.14
Time Warner Inc.  (1)                                                                       7,600,000          126,996           .64
Other securities                                                                                             1,425,163          7.27
                                                                                                             2,374,584         12.11

Health care  - 10.91%
Eli Lilly and Co.                                                                           3,635,000          202,506          1.03
WellPoint, Inc.  (1)                                                                        2,600,000          181,064           .92
Medtronic, Inc.                                                                             3,050,000          157,960           .81
Abbott Laboratories                                                                         2,950,000          144,580           .74
Bristol-Myers Squibb Co.                                                                    5,110,000          127,648           .65
AmerisourceBergen Corp.                                                                     1,794,400          124,083           .63
Other securities                                                                                             1,201,595          6.13
                                                                                                             2,139,436         10.91

Industrials  - 10.23%
General Electric Co.                                                                        8,100,000          280,665          1.43
Tyco International Ltd.                                                                     8,430,300          246,165          1.26
United Technologies Corp.                                                                   3,600,000          184,860           .94
Lockheed Martin Corp.                                                                       2,100,000          136,227           .70
Norfolk Southern Corp.                                                                      4,126,500          127,756           .65
United Parcel Service, Inc., Class B                                                        1,821,300          125,961           .64
Avery Dennison Corp.                                                                        2,300,000          121,808           .62
Other securities                                                                                               782,273          3.99
                                                                                                             2,005,715         10.23

Energy  - 7.74%
Royal Dutch Petroleum Co. (New York registered)                                             3,050,000          197,945
"Shell" Transport and Trading Co., PLC (ADR)                                                  568,900           33,030
"Shell" Transport and Trading Co., PLC                                                        486,600            4,731          1.20
Petro-Canada                                                                                2,860,000          185,873           .95
Devon Energy Corp.                                                                          3,640,000          184,475           .94
Marathon Oil Corp.                                                                          3,335,000          177,989           .91
ChevronTexaco Corp.                                                                         2,413,200          134,946           .69
Other securities                                                                                               599,285          3.05
                                                                                                             1,518,274          7.74

Consumer staples  - 5.71%
Altria Group, Inc.                                                                          2,825,000          182,665           .93
Coca-Cola Co.                                                                               3,490,000          145,708           .74
Walgreen Co.                                                                                2,800,000          128,772           .66
Wal-Mart Stores, Inc.                                                                       2,150,000          103,630           .53
Other securities                                                                                               559,092          2.85
                                                                                                             1,119,867          5.71

Materials  - 3.32%
Other securities                                                                                               651,533          3.32


Telecommunication services  - 1.71%
BellSouth Corp.                                                                             5,650,000          150,121           .77
Other securities                                                                                               184,245           .94
                                                                                                               334,366          1.71

Utilities  - 1.35%
Other securities                                                                                               265,150          1.35


Miscellaneous  -  3.48%
Other common stocks in initial period of acquisition                                                           682,370          3.48


TOTAL COMMON STOCKS (cost: $14,090,480,000)                                                                 16,651,738         84.91


Convertible securities  - 0.71%


TOTAL CONVERTIBLE SECURITIES (cost: $144,116,000)                                                              139,027           .71


Bonds & notes  - 0.31%


TOTAL BONDS & NOTES (cost: $57,233,000)                                                                         60,570           .31


                                                                                   Principal amount
Short-term securities  - 14.36%                                                          (000)



Federal Home Loan Bank 2.955%-3.25% due 7/8-9/14/2005                                 $ 358,876               357,589           1.82
Freddie Mac 2.93%-3.31% due 7/1-9/20/2005                                               343,200               342,297           1.75
U.S. Treasury Bills 2.75% due 7/28/2005                                                 189,500               189,119            .96
Hewlett-Packard Co. 3.11%-3.16% due 7/25-7/29/2005 (2)                                  151,400               151,056            .77
Variable Funding Capital Corp. 3.07%-3.12% due 7/15-8/1/2005 (2)                        150,000               149,714            .76
CAFCO, LLC 3.04%-3.32% due 7/21-9/12/2005 (2)                                           141,100               140,556            .72
Preferred Receivables Funding Corp. 3.07%-3.26% due 7/12-8/9/2005 (2)                    86,317                86,060
Park Avenue Receivables Co., LLC 3.06%-3.20% due 7/7-8/12/2005 (2)                       50,000                49,889            .69
Wal-Mart Stores Inc. 3.05%-3.31% due 7/12-9/7/2005 (2)                                  125,100               124,643            .64
General Electric Capital Corp. 3.07% due 7/11/2005                                       50,000                49,954
General Electric Capital Services, Inc. 3.11% due 7/27/2005                              50,000                49,891
Edison Asset Securitization LLC 3.15% due 8/11/2005 (2)                                  20,700                20,626            .61
Coca-Cola Co. 3.00%-3.21% due 7/5-8/18/2005                                             109,600               109,238            .56
Bank of America Corp. 3.10%-3.13% due 7/26-8/15/2005                                     72,300                72,045            .37
IBM Corp. 3.01% due 7/14/2005                                                            37,500                37,456            .19
Other securities                                                                                              886,435           4.52

TOTAL SHORT-TERM SECURITIES (cost: $2,816,550,000)                                                          2,816,568          14.36


TOTAL INVESTMENT SECURITIES (cost: $17,108,379,000)                                                        19,667,903         100.29
Other assets less liabilities                                                                                (57,059)          (.29)

NET ASSETS                                                                                                $19,610,844        100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,401,817,000, which represented 7.15% of the net assets of the fund.


ADR = American Depositary Receipts

See Notes to Financial Statements




ASSET ALLOCATION FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited


                                                                                                Shares       Market        Percent
                                                                                                              value        of net
Common stocks  - 67.34%                                                                                       (000)        assets


Financials  - 11.66%
Citigroup Inc.                                                                                1,700,000    $       78,591     1.48%
Fannie Mae                                                                                    1,300,000            75,920      1.43
Genworth Financial, Inc., Class A                                                             2,382,500            72,023      1.35
J.P. Morgan Chase & Co.                                                                       1,500,000            52,980       .99
Freddie Mac                                                                                     800,000            52,184       .98
Bank of America Corp.                                                                         1,106,360            50,461       .95
Societe Generale                                                                                465,000            47,296       .89
State Street Corp.                                                                              927,600            44,757       .84
Marshall & Ilsley Corp.                                                                       1,000,000            44,450       .83
HSBC Holdings PLC (ADR)                                                                         500,000            39,825       .75
Other securities                                                                                                   62,561      1.17

                                                                                                                  621,048     11.66


Health care  - 9.25%
Medtronic, Inc.                                                                               2,000,000           103,580      1.95
Eli Lilly and Co.                                                                             1,150,000            64,067      1.20
Cardinal Health, Inc.                                                                         1,000,000            57,580      1.08
Bristol-Myers Squibb Co.                                                                      2,000,000            49,960       .94
Roche Holding AG                                                                                300,000            37,927       .71
Abbott Laboratories                                                                             750,000            36,757       .69
Other securities                                                                                                  142,689      2.68

                                                                                                                  492,560      9.25


Energy  - 9.23%
Suncor Energy Inc.                                                                            1,954,188            92,239      1.73
Schlumberger Ltd.                                                                             1,100,000            83,534      1.57
Petro-Canada                                                                                  1,100,000            71,490      1.35
ChevronTexaco Corp.                                                                           1,000,000            55,920      1.05
Marathon Oil Corp.                                                                            1,000,000            53,370      1.00
Rosetta Resources Inc. (1) (2) (3)                                                            2,520,000            40,320       .76
Royal Dutch Petroleum Co. (New York registered)                                                 600,000            38,940       .73
Other securities                                                                                                   55,461      1.04

                                                                                                                  491,274      9.23

Consumer discretionary  - 8.14%
Lowe's Companies, Inc.                                                                        1,500,000            87,330      1.64
Target Corp.                                                                                  1,150,000            62,571      1.18
Limited Brands, Inc.                                                                          2,205,327            47,238       .89
Carnival Corp., units                                                                           760,000            41,458       .78
Kohl's Corp.  (2)                                                                               700,000            39,137       .73
E.W. Scripps Co., Class A                                                                       800,000            39,040       .73
Other securities                                                                                                  116,489      2.19

                                                                                                                  433,263      8.14

Information technology  - 6.86%
Microsoft Corp.                                                                               4,500,000           111,780      2.10
Hewlett-Packard Co.                                                                           1,800,000            42,318       .79
Automatic Data Processing, Inc.                                                                 850,000            35,674       .67
Other securities                                                                                                  175,501      3.30

                                                                                                                  365,273      6.86

Consumer staples  - 6.72%
Altria Group, Inc.                                                                            1,900,000           122,854      2.31
Walgreen Co.                                                                                  1,708,900            78,592      1.48
Unilever NV (New York registered)                                                               950,000            61,589      1.16
Anheuser-Busch Companies, Inc.                                                                  750,000            34,313       .64
Other securities                                                                                                   60,432      1.13

                                                                                                                  357,780      6.72

Industrials  - 5.22%
General Electric Co.                                                                          1,700,000            58,905      1.11
Boeing Co.                                                                                      800,000            52,800       .99
Lockheed Martin Corp.                                                                           700,000            45,409       .85
Raytheon Co.                                                                                  1,040,000            40,685       .76
Other securities                                                                                                   80,140      1.51

                                                                                                                  277,939      5.22

Materials  - 4.17%
BHP Billiton Ltd.                                                                             4,775,000            65,944      1.24
Dow Chemical Co.                                                                                825,000            36,737       .69
Other securities                                                                                                  119,202      2.24

                                                                                                                  221,883      4.17

Telecommunication services  - 3.43%
BellSouth Corp.                                                                               2,190,000            58,188      1.09
Verizon Communications Inc.                                                                   1,200,000            41,460       .78
Sprint Corp.                                                                                  1,500,000            37,635       .70
Other securities                                                                                                   45,670       .86

                                                                                                                  182,953      3.43

Other - 0.28%
Other securities                                                                                                   14,865       .28


Miscellaneous  -  2.38%

Other common stocks in initial period of acquisition                                                              127,086      2.38


TOTAL COMMON STOCKS (cost: $3,101,696,000)                                                                      3,585,924     67.34


Preferred stocks  - 0.20%


Financials  - 0.18%
Fannie Mae, Series O, 7.00% preferred  (1)                                                       20,000             1,114       .02
Other securities                                                                                                    8,651       .16

                                                                                                                    9,765       .18

Other - 0.01%
Other securities                                                                                                      557       .01


Miscellaneous  -  0.01%

Other preferred stocks in initial period of acquisition                                                               224       .01



TOTAL PREFERRED STOCKS (cost: $9,950,000)                                                                          10,546       .20


Rights & warrants  - 0.00%


TOTAL RIGHTS & WARRANTS (cost: $117,000)                                                                              141       .00


Convertible securities  - 0.01%


TOTAL CONVERTIBLE SECURITIES (cost: $705,000)                                                                         569       .01


                                                                                              Principal
                                                                                                amount
Bonds & notes  - 20.83%                                                                         (000)


Mortgage-backed obligations (4)  - 4.18%
Fannie Mae 4.00%-7.00% 2009-2041                                                              $  56,031            57,064      1.07
Freddie Mac 5.00%-7.50% 2016-2035                                                                20,220            20,689       .39
Other securities                                                                                                  144,856      2.72

                                                                                                                  222,609      4.18


Financials  - 2.15%
Household Finance Corp. 7.875% 2007                                                               4,500             4,767       .09
Genworth Financial, Inc. 4.75% 2009                                                               2,065             2,104       .04
Other securities                                                                                                  107,514      2.02

                                                                                                                  114,385      2.15


U.S. government & government agency bonds & notes  - 1.72%
U.S. Treasury 0.875%-9.25% 2006-2017 (5)                                                         84,726            89,176      1.67
Fannie Mae 6.25% 2029                                                                             2,000             2,470       .05

                                                                                                                   91,646      1.72


Industrials  - 1.57%
General Electric Capital Corp., Series A, 5.00% 2007                                              2,000             2,035       .04
Other securities                                                                                                   81,800      1.53

                                                                                                                   83,835      1.57


Telecommunication services  - 1.22%
BellSouth Corp. 4.20% 2009                                                                        3,000             2,992       .06
Other securities                                                                                                   61,944      1.16

                                                                                                                   64,936      1.22


Other - 9.99%
Other securities                                                                                                  531,713      9.99



TOTAL BONDS & NOTES (cost: $1,096,297,000)                                                                      1,109,124     20.83


Short-term securities  - 11.96%


Three Pillars Funding, LLC 3.06%-3.17% due 7/1-7/15/2005 (1)                                     40,700            40,667       .76
Gannett Co. 2.99%-3.10% due 7/6-8/17/2005 (1)                                                    40,300            40,215       .76
Procter & Gamble Co. 3.02%-3.20% due 7/19-8/31/2005 (1) (6)                                      39,400            39,321       .74
CAFCO, LLC 3.13%-3.28% due 8/3-8/25/2005 (1)                                                     37,300            37,169       .70
Variable Funding Capital Corp. 3.10% due 7/27/2005 (1)                                           35,000            34,922       .66
Federal Home Loan Bank 3.055%-3.27% due 7/22-9/2/2005                                            35,000            34,863       .65
Ranger Funding Co. LLC 3.06%-3.23% due 7/6-7/25/2005 (1)                                         30,800            30,746       .58
Preferred Receivables Funding Corp. 3.06%-3.07% due 7/8-7/12/2005 (1)                            22,600            22,580       .42
Hewlett-Packard Co. 3.11%-3.23% due 7/25-7/26/2005 (1)  (6)                                      19,600            19,555       .37
Freddie Mac 3.07% due 8/3/2005                                                                   19,000            18,945       .35
HSBC Finance Corp. 3.27% due 8/23/2005                                                           17,800            17,712       .33
Medtronic Inc. 3.23% due 8/1/2005 (1)                                                            15,900            15,854       .30
BellSouth Corp. 3.02% due 7/7/2005 (1)                                                           11,000            10,994       .21
Other securities                                                                                                  273,251      5.13


TOTAL SHORT-TERM SECURITIES (cost: $636,787,000)                                                                  636,794     11.96


TOTAL INVESTMENT SECURITIES (cost: $4,845,552,000)                                                              5,343,098    100.34
Other assets less liabilities                                                                                    (18,106)    (0.34)

NET ASSETS                                                                                                     $5,324,992   100.00%



INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. The market value of the affiliated companies which are not among the fund's largest holdings is included in "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2005, appear below.


                                                                                                         DIVIDEND        MARKET
COMPANY                              BEGINNING SHARES      PURCHASES       SALES      ENDING SHARES       INCOME         VALUE
                                                                                                           (000)      OF AFFILIATES
                                                                                                                        AT 6/30/05
                                                                                                                           (000)

Rosetta Resources Inc. (1) (2) (3)          -              2,520,000         -          2,520,000            -          $40,320



"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $678,332,000, which represented 12.74% of the net assets of the fund.

(2)  Security did not produce income during the last 12 months.

(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(5) Index-linked bond whose principal amount moves with a government retail price index.

(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements




BOND FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                           unaudited

                                                                                                    Principal      Market    Percent
                                                                                                      amount       value     of net
Bonds & notes  - 83.85%                                                                                (000)       (000)     assets

Consumer discretionary  - 17.71%
Residential Capital Corp. 6.375% 2010 (1)                                                      $        3,500      $3,521
General Motors Acceptance Corp. 7.25% 2011                                                             11,575      10,866
General Motors Acceptance Corp. 5.53%-8.00% 2007-2031 (2)                                              25,005      23,270
General Motors Corp. 7.125%-8.375% 2011-2033                                                           14,145      12,715     2.34%
Ford Motor Credit Co. 7.375% 2009                                                                      18,500      18,094
Ford Motor Co. 7.45% 2031                                                                               1,750       1,465
Ford Motor Credit Co. 4.711%- 7.875% 2010-2011 (2)                                                     12,875      12,370      1.49
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                  6,325       7,157       .33
Other securities                                                                                                  291,652     13.55

                                                                                                                  381,110     17.71

U.S. government & government agency bonds & notes - 10.94%
 U.S. Treasury:
 5.75% 2005                                                                                            28,000      28,249
 6.875% 2006                                                                                           13,500      13,887
 5.625% 2008                                                                                           10,000      10,527
 3.625% 2009                                                                                           46,500      46,351
 3.875% 2009  (3)                                                                                      14,532      15,825
 3.875% 2009                                                                                            7,500       7,547
 6.875% 2025                                                                                           23,350      31,450
 2.00%-10.375% 2007-2014  (3)                                                                          23,065      23,782      8.25
Freddie Mac:
 6.625% 2009                                                                                           17,250      19,000
 1.875%-5.25% 2006-2012                                                                                10,715      10,750      1.38
Federal Home Loan Bank 2.00% 2006                                                                       8,160       8,073       .37
Fannie Mae 6.00%-7.00% 2005                                                                             6,750       6,790       .32
Other securities                                                                                                   13,286       .62

                                                                                                                  235,517     10.94

Financials  - 10.62%
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated) (1)  (2)                                       7,500       7,382       .34
International Lease Finance Corp., Series O, 4.55% 2009                                                 7,000       7,071       .33
Other securities                                                                                                  214,073      9.95

                                                                                                                  228,526     10.62


Telecommunication services  - 7.50%
Qwest Services Corp.:
 13.50% 2010                                                                                            7,037       8,163
 14.00% 2014                                                                                            5,000       6,087
Qwest Corp. 8.875% 2012 (1)                                                                             1,250       1,366
Qwest Capital Funding, Inc. 7.25%-7.90% 2006-2011                                                       6,645       6,580
U S WEST Capital Funding, Inc. 6.375%-6.875% 2008-2028                                                    900         736      1.07
Nextel Communications, Inc. 7.375% 2015                                                                17,000      18,445       .86
France Telecom 8.50% 2011 (2)                                                                          10,250      11,909       .55
AT&T Corp. 9.05% 2011 (2)                                                                               6,580       7,616       .35
Other securities                                                                                                  100,448      4.67

                                                                                                                  161,350      7.50


Materials  - 6.35%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                        8,385       9,370       .44
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014 (1)                                      9,025       8,912       .41
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                          8,500       8,713       .40
Other securities                                                                                                  109,839      5.10

                                                                                                                  136,834      6.35


Mortgage-backed obligations (4)  - 6.23%
Fannie Mae:
 Series 2000-T5B, 7.30% 2010                                                                            6,500       7,380
 Series 2001-T6B, 6.088% 2011                                                                           6,750       7,381
 6.00% 2034                                                                                             8,612       8,838
 5.00%-11.987%  2011-2042 (2)                                                                          19,825      20,554      2.05
Freddie Mac 4.00%-6.00% 2015-2034                                                                       3,502       3,462       .16
Other securities                                                                                                   86,571      4.02

                                                                                                                  134,186      6.23


Utilities  - 4.39%
Edison Mission Energy 9.875% 2011                                                                       6,175       7,263       .34
AES Corp. 8.75% 2013 (1)                                                                                6,350       7,128       .33
Other securities                                                                                                   80,086      3.72

                                                                                                                   94,477      4.39


Information technology  - 2.79%
Electronic Data Systems Corp., Series B, 6.50% 2013 (2)                                                10,025      10,265       .48
Other securities                                                                                                   49,695      2.31

                                                                                                                   59,960      2.79


Consumer staples  - 2.21%
Delhaize America, Inc. 8.125% 2011                                                                      6,400       7,210       .34
Rayovac Corp. 7.375% 2015 (1)                                                                           7,375       7,172       .33
Other securities                                                                                                   33,213      1.54

                                                                                                                   47,595      2.21


Non-U.S. government bonds & notes  - 1.74%
German Government 5.25% 2008                                                                     (euro)         5,657,343       .34
Other securities                                                                                                   30,019      1.40

                                                                                                                   37,362      1.74


Other - 13.37%
Other securities                                                                                                  287,774     13.37




TOTAL BONDS & NOTES (cost: $1,770,843,000)                                                                      1,804,691     83.85


                                                                                                      Shares

Convertible securities  - 0.74%

Consumer discretionary  - 0.25%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                      24,400         984       .05
Other securities                                                                                                    4,361       .20

                                                                                                                    5,345       .25

Other - 0.49%
Other securities                                                                                                   10,622       .49



TOTAL CONVERTIBLE SECURITIES (cost: $13,084,000)                                                                   15,967       .74



Rights & warrants  - 0.04%


TOTAL RIGHTS & WARRANTS (cost: $54,000)                                                                               844       .04


Preferred stocks  - 3.32%


Financials  - 3.21%
Principal Financial Group, Inc. Series A, 5.563% preferred (5)                                        120,000      12,288       .57
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (1)  (2)        8,030,000       9,794       .46
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1)  (2)                           6,430,000       7,289       .34
Fannie Mae, Series O, 7.00% preferred  (1)                                                            125,000       6,965       .32
Other securities                                                                                                   32,707      1.52

                                                                                                                   69,043      3.21


Other - 0.09%
Other securities                                                                                                    1,955       .09



Miscellaneous  -  0.02%
Other preferred stocks in initial period of acquisition                                                               436       .02



TOTAL PREFERRED STOCKS (cost: $67,277,000)                                                                         71,434      3.32



Common stocks  - 0.07%


TOTAL COMMON STOCKS (cost: $2,471,000)                                                                              1,543       .07


                                                                                                     Principal     Market    Percent
                                                                                                       amount       value     of net
Short-term securities  - 10.81%                                                                         (000)       (000)     assets


Scripps (E.W.) Co. 3.21% due 7/27/2005 (1)                                                      $      25,400      25,339      1.18
PepsiCo Inc. 3.13%-3.18% due 7/21-7/22/2005 (1)                                                        22,400      22,358      1.04
Hershey Foods Corp. 3.06%-3.23% due 7/18-8/24/2005 (1)                                                 21,000      20,930       .97
Tennessee Valley Authority 3.03% due 7/14/2005                                                         17,400      17,379       .81
Procter & Gamble Co. 3.02%-3.12% due 7/6-7/15/2005 (1)                                                 15,300      15,284       .71
Emerson Electric Co. 3.00% due 7/7/2005 (1)                                                            15,000      14,991       .70
Wal-Mart Stores Inc. 3.09% due 7/26/2005 (1)                                                           13,400      13,370       .62
Gannett Co. 3.18% due 7/20/2005 (1)                                                                    13,000      12,977       .60
CAFCO, LLC 3.10% due 7/21/2005 (1)                                                                     12,300      12,278       .57
Triple-A One Funding Corp. 3.26% due 7/26/2005 (1)                                                     10,373      10,349       .48
Park Avenue Receivables Co., LLC 3.23% due 7/21/2005 (1)                                               10,100      10,081       .47
IBM Capital Inc. 3.22% due 7/25/2005 (1)                                                                9,000       8,980       .42
Estee Lauder Companies Inc. 3.14% due 7/18/2005 (1)                                                     8,100       8,087       .38
Ranger Funding Co. LLC 3.08% due 7/8/2005 (1)                                                           7,900       7,895       .37
Three Pillars Funding, LLC 3.40% due 7/1/2005 (1)                                                       7,200       7,199       .33
Hewlett-Packard Co. 3.17% due 7/21/2005 (1)  (6)                                                        7,200       7,187       .33
Other securities                                                                                                   17,963       .83


TOTAL SHORT-TERM SECURITIES (cost: $232,647,000)                                                                  232,647     10.81


TOTAL INVESTMENT SECURITIES (cost: $2,086,376,000)                                                              2,127,126     98.83
Other assets less liabilities                                                                                      25,096      1.17


NET ASSETS                                                                                                     $2,152,222   100.00%



"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $567,122,000, which represented 26.35% of the net assets of the fund.

(2)  Coupon rate may change periodically.

(3) Index-linked bond whose principal amount moves with a government retail price index.

(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(5)  Security did not produce income during the last 12 months.

(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements




HIGH-INCOME BOND FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited

                                                                                      Principal            Market         Percent
                                                                                       amount              value           of net
Bonds & notes  - 78.64%                                                                 (000)              (000)           assets

Consumer discretionary  - 23.62%
General Motors Acceptance Corp.:
 5.53%-7.75% 2009-2014  (1)                                                          $  6,070        $     5,547
 7.25% 2011                                                                             4,230              3,971
General Motors Corp.:
 7.20% 2011                                                                             5,185              4,822
 7.125%-8.375% 2013-2033                                                                  835                736
 7.25% 2013                                                                        (euro) 400                419           1.77%
Ford Motor Credit Co.:
 7.375% 2009                                                                  $         1,750              1,712
 7.875% 2010                                                                            7,125              7,048            1.00
Young Broadcasting Inc. 10.00% 2011                                                     6,392              6,104             .70
Cinemark USA, Inc. 9.00% 2013                                                           4,545              4,693             .54
Radio One, Inc., Series B, 8.875% 2011                                                  4,000              4,315             .49
Telenet Communications NV 9.00% 2013                                             (euro) 2,850              3,918             .45
Carmike Cinemas, Inc. 7.50% 2014                                                      $ 4,275              3,896             .44
Kabel Deutschland GmbH 10.625% 2014 (2)                                                 3,480              3,793             .43
CanWest Media Inc., Series B, 8.00% 2012                                                3,566              3,771             .43
Other securities                                                                                         152,068           17.37
                                                                                                         206,813           23.62

Materials  - 11.71%
Abitibi-Consolidated Co. of Canada:
 5.25%-6.91% 2008-2013 (1)                                                              2,725              2,621
 8.375% 2015                                                                            4,000              4,100
Abitibi-Consolidated Finance LP 7.875% 2009                                             1,500              1,536
Abitibi-Consolidated Inc. 8.55% 2010                                                    2,250              2,357            1.21
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                        6,100              6,817             .78
JSG Holdings PLC 11.50% 2015 (3)                                                 (euro) 4,654              4,425             .50
Georgia-Pacific Corp. 8.125% 2011                                                     $ 3,225              3,652             .42
Other securities                                                                                          77,008            8.80
                                                                                                         102,516           11.71

Telecommunication services  - 9.12%
Qwest Capital Funding, Inc. 7.00%-7.90% 2006-2031                                       6,390              6,244
U S WEST Capital Funding, Inc. 6.375%-6.875% 2008-2028                                  2,055              1,774
Qwest Services Corp.:
 13.50% 2010                                                                            4,829              5,602
 14.00% 2014                                                                             400                 487            1.61
American Tower Corp.:
 7.25%-9.375% 2009-2012                                                                 2,809              3,001
 7.125% 2012                                                                            8,115              8,622            1.33
Dobson Communications Corp. 8.875%-10.875% 2010-1013                                    2,112              2,052
American Cellular Corp., Series B, 10.00% 2011                                          2,425              2,474
Dobson Cellular Systems, Inc. 9.875% 2012 (2)                                           3,300              3,498             .92
Nextel Communications, Inc.:
 6.875% 2013                                                                             505                 542
 7.375% 2015                                                                            6,250              6,781             .84
SBA Communications Corp. 8.50% 2012                                                     3,180              3,442             .39
Other securities                                                                                          35,311            4.03
                                                                                                          79,830            9.12

Industrials  - 7.40%
Allied Waste North America, Inc. 5.75%-8.875% 2008-2015  (2)                            9,240              9,046            1.03
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012 (2)                       4,250              4,473             .51
Other securities                                                                                          51,287            5.86
                                                                                                          64,806            7.40

Utilities  - 6.17%
Edison Mission Energy:
 10.00% 2008                                                                            1,750              1,973
 7.73% 2009                                                                             6,325              6,697
 9.875% 2011                                                                            3,600              4,235
Mission Energy Holding Co. 13.50% 2008                                                  2,100              2,504
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                            2,200              2,475            2.04
AES Corp.:
 9.375%-9.50% 2009-2010                                                                 2,393              2,694
 8.75% 2013 (2)                                                                         7,100              7,970
AES Gener SA 7.50% 2014                                                                 1,750              1,782            1.42
Nevada Power Co., General and Refunding Mortgage Notes,
        Series G, 9.00% 2013                                                            3,675              4,153             .47
Dynegy Holdings Inc. 10.125% 2013 (2)                                                   3,525              4,001             .46
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014 (2)                         3,275              3,463             .40
Other securities                                                                                          12,105            1.38
                                                                                                          54,052            6.17

Consumer staples  - 4.59%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc.,
        Series B, 9.50%-10.75% 2010-2011                                                3,000              3,316
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                      5,335              5,762            1.04
Rayovac Corp. 7.375% 2015 (2)                                                           3,740              3,637             .41
Other securities                                                                                          27,460            3.14
                                                                                                          40,175            4.59

Information technology  - 4.54%
Sanmina-SCI Corp.:
 10.375% 2010                                                                           5,750              6,411
 6.75% 2013 (2)                                                                         2,000              1,920             .95
Electronic Data Systems Corp., Series B, 6.50% 2013  (1)                                4,470              4,577             .52
Xerox Corp. 7.125% 2010                                                                 3,565              3,810             .44
Other securities                                                                                          23,039            2.63
                                                                                                          39,757            4.54

Energy  - 3.78%
Port Arthur Finance Corp. 12.50% 2009 (4)                                                229                 260
Premcor Refining Group Inc.:
 6.125%-9.50% 2010-2015                                                                 6,375              6,960
 7.75% 2012                                                                             3,900              4,280            1.31
Other securities                                                                                          21,591            2.47
                                                                                                          33,091            3.78

Health care  - 2.88%
Quintiles Transnational Corp. 10.00% 2013                                               5,625              6,188             .71
Warner Chilcott Corp. 8.75% 2015 (2)                                                    4,880              4,770             .54
Other securities                                                                                          14,231            1.63
                                                                                                          25,189            2.88

Financials  - 2.72%
Providian Financial Corp., Series A, 9.525% 2027 (2)                                    3,500              3,850             .44
Other securities                                                                                          19,964            2.28
                                                                                                          23,814            2.72

Non-U.S. government bonds & notes - 1.44%
Other securities                                                                                          12,615            1.44

Other - 0.67%
Other securities                                                                                           5,858             .67

TOTAL BONDS & NOTES (cost: $680,688,000)                                                                 688,516           78.64



                                                                                     Shares or            Market          Percent
                                                                                     principal             value           of net
Convertible securities  - 3.39%                                                      amount                (000)           assets

Consumer discretionary  - 1.65%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010            (euro) 5,230,000              6,385             .73
General Motors Corp., Series B, 5.25% convertible senior
        debentures 2032                                                           $ 4,375,000              3,248             .37
Other securities                                                                                           4,833             .55
                                                                                                          14,466            1.65

Information technology - 0.64%
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                  $ 2,000,000              1,890             .22
Other securities                                                                                           3,717             .42
                                                                                                           5,607             .64

Other - 1.08%
American Tower Corp. 5.00% convertible debentures 2010                            $ 2,750,000              2,736             .31
AES Trust VII 6.00% convertible preferred 2008                                         40,000              1,940             .22
Dobson Communications Corp., Series F, 6.00% convertible preferred (2),(5)                850                111             .02
Other securities                                                                                           4,689             .53
                                                                                                           9,476            1.08

Miscellaneous  -  0.02%
Other convertible securities in initial period of acquisition                                                165             .02

TOTAL CONVERTIBLE SECURITIES (cost: $24,254,000)                                                          29,714            3.39



                                                                                        Shares             Market         Percent
                                                                                                           value           of net
Rights & warrants  - 0.01%                                                                                 (000)           assets

Other  - 0.01%
American Tower Corp., warrants, expire 2008  (2)  (5)                                     250                 71             .01
Other securities                                                                                               0             .00
TOTAL RIGHTS & WARRANTS (cost: $461,000)                                                                      71             .01


Preferred stocks  - 2.93%

Financials  - 2.75%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1),(2)            5,500,000              6,235             .71
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred            5,114,000              5,607             .64
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
        securities (2)                                                                160,000              4,515             .52
Other securities                                                                                           7,670             .88
                                                                                                          24,027            2.75

Other - 0.14%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                   1,145              1,237             .14
Other securities                                                                                               7             .00
                                                                                                           1,244             .14

Miscellaneous  -  0.04%
Other preferred stocks in initial period of acquisition                                                      384             .04

TOTAL PREFERRED STOCKS (cost: $21,474,000)                                                                25,655            2.93


Common stocks  - 1.49%
Telecommunication services  - 0.64%
Nextel Communications, Inc., Class A  (5)                                             100,499              3,247             .37
Dobson Communications Corp., Class A  (2) (5)                                         408,711              1,741             .20
Other securities                                                                                             578             .07
                                                                                                           5,566             .64


Other - 0.85%
DigitalGlobe Inc. (2) (5) (6)                                                       3,677,578              3,678             .42
Other securities                                                                                           3,788             .43
                                                                                                           7,466             .85

TOTAL COMMON STOCKS (cost: $13,091,000)                                                                   13,032            1.49



                                                                                     Principal            Market          Percent
                                                                                      amount               value           of net
Short-term securities  - 11.69%                                                        (000)               (000)           assets


IBM Corp. 3.01% due 7/13/2005                                                       $  16,400             16,382            1.87
BellSouth Corp. 3.02%-3.08% due 7/7/2005 (2)                                           13,000             12,992            1.48
Coca-Cola Co. 3.22% due 8/23/2005                                                      12,200             12,141            1.39
Clipper Receivables Co., LLC 3.40% due 7/1/2005 (2)                                    11,100             11,099            1.27
DuPont (E.I.) de Nemours & Co. 3.22% due 8/9/2005                                      10,800             10,761            1.23
Freddie Mac 3.04% due 7/19/2005 (7)                                                    10,000              9,984            1.14
Ranger Funding Co. LLC 3.06% due 7/6/2005 (2)                                           9,500              9,495            1.08
Hewlett-Packard Co. 3.11% due 7/25/2005 (2) (7)                                         9,000              8,981            1.03
Gannett Co. 2.99% due 7/12/2005 (2)                                                     5,500              5,495             .63
Preferred Receivables Funding Corp. 3.06% due 7/8/2005 (2)                              5,000              4,997             .57


TOTAL SHORT-TERM SECURITIES (cost: $102,327,000)                                                         102,327            11.69


TOTAL INVESTMENT SECURITIES (cost: $842,295,000)                                                         859,315            98.15
Other assets less liabilities                                                                             16,217             1.85

NET ASSETS                                                                                              $875,532           100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1)  Coupon rate may change periodically.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $214,544,000, which represented 24.50% of the net assets of the fund.

(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

(5)  Security did not produce income during the last 12 months.

(6) Valued under fair value procedures adopted by authority of the Board of Trustees.

(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


See Notes to Financial Statements




U.S. GOVERNMENT / AAA-RATED SECURITIES FUND
SUMMARY INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited

                                                                                             Principal       Market       Percent
                                                                                              amount         value        of net
Bonds & notes  - 95.44%                                                                        (000)         (000)        assets


Mortgage-backed obligations (1)  - 34.59%
Fannie Mae:
 5.00% 2017                                                                                 $    6,775        $  6,867
 5.50% 2017                                                                                      4,039           4,153
 Series 1997-M6, Class ZA, 6.85% 2026                                                            9,170           9,780
 4.199% 2033 (2)                                                                                 4,164           4,170
 5.50% 2034                                                                                      3,091           3,137
 6.00% 2034                                                                                     29,560          30,336
 6.00% 2034                                                                                      2,800           2,874
 5.50% 2035                                                                                     18,000          18,266
 4.50%-12.00% 2008-2042 (2)                                                                     24,100          25,524       16.76%
Government National Mortgage Assn.:
 5.00% 2035                                                                                      7,919           7,987
 5.50% 2035                                                                                     11,329          11,559
 3.624%-9.50% 2009-2034                                                                          9,095           9,503         4.63
Freddie Mac:
 6.00% 2033                                                                                      7,670           7,870
 6.00% 2035                                                                                      2,863           2,942
 1.876%-11.00% 2008-2034 (2)                                                                     6,327           6,464         2.76
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 3.896% 2016 (2)  (3)                                                 1,649           1,655
 Series 1998-HF2, Class A-2, 6.48% 2030                                                          6,426           6,788         1.35
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                 3,250           3,460          .55
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035               3,050           3,337          .53
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                  2,900           3,193          .51
Other securities                                                                                                47,032         7.50

                                                                                                               216,897        34.59


U.S. Treasury bonds & notes - 33.17%
 U.S. Treasury Obligations:
 5.75% 2005                                                                                      4,500           4,540
 3.375% 2008                                                                                     6,000           5,944
 3.625% 2008  (4)                                                                                3,011           3,189
 3.625% 2009                                                                                    17,250          17,195
 3.875% 2009  (4)                                                                                6,228           6,782
 5.50% 2009                                                                                     22,500          23,987
 4.00% 2010                                                                                     18,000          18,200
 5.75% 2010                                                                                     40,400          44,169
 4.25% 2013                                                                                     10,750          11,022
 2.00% 2014  (4)                                                                                 3,949           4,068
 4.25% 2014                                                                                     19,000          19,457
 8.875% 2017                                                                                     3,690           5,367
 8.875% 2019                                                                                     5,595           8,324
 Principal Strip 0% 2019                                                                         8,635           4,841
 6.875% 2025                                                                                     8,075          10,876
 5.25% 2029                                                                                     11,600          13,269
 3.25%-7.875% 2007-2021                                                                          5,500           6,782        33.17

                                                                                                               208,012        33.17


Federal agency obligations  - 16.42%
Freddie Mac:
 1.875% 2006                                                                                       910             900
 6.625% 2009                                                                                    23,750          26,159
 5.00% 2014                                                                                     12,000          12,662         6.34
Federal Home Loan Bank:
 2.00% 2006                                                                                      6,745           6,673
 2.375% 2006                                                                                     6,495           6,425
 3.75% 2007                                                                                      9,710           9,672
 3.375%-4.50% 2007-2012                                                                          6,875           6,896         4.73
Small Business Administration:  (1)
 Series 2001-20F, 6.44% 2021                                                                     3,879           4,181
 Series 2003-20B, 4.84% 2023                                                                     3,397           3,461
 4.75%-6.625% 2021-2022                                                                          7,657           7,998         2.49
Fannie Mae:
 6.00% 2008                                                                                      7,000           7,398
 7.25% 2030                                                                                      3,100           4,305         1.87
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
        (Title XI) 5.88% 2012 (1)                                                                2,865           3,000          .48
Other securities                                                                                                 3,221          .51

                                                                                                               102,951        16.42


Asset-backed obligations (1) - 10.22%
 WFS Financial Owner Trust:
 Series 2002-3, Class A-4, 3.50% 2010                                                            2,982           2,976
 Series 2004-1, Class A-4, 2.81% 2011                                                            3,000           2,950          .95
World Omni Auto Receivables Trust, Series 2002-A, Class A-4, 4.05% 2009                          4,797           4,807          .77
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.594% 2033 (2)                                       4,000           4,012          .64
Other securities                                                                                                49,314         7.86

                                                                                                                64,059        10.22


Other - 1.04%                                                                                                    6,546         1.04



TOTAL BONDS & NOTES (cost: $584,906,000)                                                                       598,465        95.44



Short-term securities  - 4.22%

Clipper Receivables Co., LLC 3.40% due 7/1/2005 (3)                                             10,700          10,699         1.71
BellSouth Corp. 3.02% due 7/7/2005 (3)                                                           8,000           7,995         1.27
Gannett Co. 2.99% due 7/12/2005 (3)  (5)                                                         4,300           4,296          .68
Ranger Funding Co. LLC 3.06% due 7/6/2005 (3)                                                    3,500           3,498          .56

                                                                                                                26,488         4.22


TOTAL SHORT-TERM SECURITIES (cost: $26,488,000)                                                                 26,488         4.22


TOTAL INVESTMENT SECURITIES (cost: $611,394,000)                                                               624,953        99.66
Other assets less liabilities                                                                                    2,096          .34


NET ASSETS                                                                                                    $627,049      100.00%


"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(2)  Coupon rate may change periodically.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $66,077,000, which represented 10.54% of the net assets of the fund.

(4) Index-linked bond whose principal amount moves with a government retail price index.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


See Notes to Financial Statements




CASH MANAGEMENT FUND
INVESTMENT PORTFOLIO, June 30, 2005

                                                                                                                          unaudited

                                                                                             Principal         Market       Percent
                                                                                               amount           value        of net
Short-term securities  - 100.39%                                                               (000)            (000)        assets

Corporate short-term notes  -  89.53%
Pitney Bowes Inc. 3.22% due 7/12/2005 (1)                                                    $   8,000         $ 7,991         3.28%
Colgate-Palmolive Co. 3.17% due 7/14/2005 (1)                                                    8,000           7,990         3.28
Procter & Gamble Co. 3.14% due 7/20/2005 (1)                                                     8,000           7,986         3.28
Scripps (E.W.) Co. 3.24% due 8/10/2005 (1)                                                       8,000           7,970         3.27
Canadian Wheat Board 3.17% due 8/15/2005                                                         8,000           7,968         3.27
Pfizer Inc 3.06% due 7/15/2005 (1)                                                               7,900           7,890         3.24
Danske Corp., Series A 3.19% due 8/23/2005                                                       7,900           7,861         3.23
Medtronic Inc. 3.20%-3.23% due 7/28-8/4/2005 (1)                                                 7,700           7,679         3.15
Old Line Funding, LLC 3.13% due 7/20/2005 (1)                                                    7,600           7,587         3.11
3M Co. 3.08% due 7/20/2005                                                                       7,500           7,487         3.07
Wal-Mart Stores Inc. 3.05%-3.18% due 7/12-8/16/2005 (1)                                          7,000           6,980         2.86
BellSouth Corp. 3.02% due 7/6/2005 (1)                                                           6,700           6,697         2.75
Variable Funding Capital Corp. 3.07% due 7/7/2005 (1)                                            6,600           6,596         2.71
Svenska Handelsbanken 3.28% due 8/3/2005                                                         6,500           6,480         2.66
Three Pillars Funding, LLC 3.24% due 7/22/2005 (1)                                               6,400           6,387         2.62
Shell Finance (U.K.) PLC 3.30% due 8/26/2005                                                     6,400           6,367         2.61
CAFCO, LLC  3.15% due 7/25/2005 (1)                                                              6,000           5,987         2.46
PepsiCo Inc. 3.19% due 7/26/2005 (1)                                                             6,000           5,986         2.46
Preferred Receivables Funding Corp. 3.25% due 7/26/2005 (1)                                      6,000           5,986         2.46
Allied Irish Banks N.A. Inc. 3.15% due 8/9/2005 (1)                                              6,000           5,979         2.45
NetJets Inc. 3.33% due 9/9/2005 (1)                                                              5,900           5,862         2.40
Coca-Cola Co. 3.00%-3.07% due 7/7-7/27/2005                                                      5,500           5,491         2.25
Gannett Co. 3.08%-3.19% due 8/11-8/12/2005 (1)                                                   5,400           5,380         2.21
Harley-Davidson Funding Corp. 3.17% due 8/10/2005 (1)                                            5,300           5,281         2.17
ING (U.S.) Funding LLC 3.33% due 8/29/2005                                                       5,200           5,172         2.12
USAA Capital Corp. 3.12% due 7/7/2005                                                            5,100           5,097         2.09
Hershey Foods Corp. 3.05% due 7/14/2005 (1)                                                      5,000           4,994         2.05
American Honda Finance Corp. 3.06% due 7/13/2005                                                 4,807           4,802         1.97
Bank of Ireland 3.02% due 7/6/2005 (1)                                                           4,600           4,598         1.89
ANZ National (International) Ltd. 3.24% due 8/18/2005 (1)                                        4,500           4,481         1.84
Estee Lauder Companies Inc. 3.15% due 7/20/2005 (1)                                              4,300           4,292         1.76
DuPont (E.I.) de Nemours & Co. 3.22% due 8/9/2005                                                4,300           4,285         1.76
General Electric Capital Corp. 3.38% due 7/1/2005                                                4,000           4,000         1.64
Hewlett-Packard Co. 3.20% due 7/25/2005 (1)                                                      4,000           3,991         1.64
IXIS Commercial Paper Corp. 3.07%-3.10% due 7/11-7/19/2005 (1)                                   3,600           3,595         1.47
Anheuser-Busch Cos. Inc. 3.20% due 8/19/2005 (1)                                                 3,000           2,987         1.23
Abbott Laboratories Inc. 3.00% due 7/6/2005 (1)                                                  2,000           1,999          .82
                                                                                                               218,161        89.53


Federal agency discount notes  -  10.86%
Federal Home Loan Bank 2.96% due 7/8/2005                                                       10,000           9,993         4.10
Freddie Mac 3.01%-3.19% due 7/19-8/30/2005                                                      10,000           9,973         4.09
Tenessee Valley Authority 2.96% due 7/7/2005                                                     6,500           6,496         2.67

                                                                                                                26,462        10.86

TOTAL INVESTMENT SECURITIES (cost: $244,622,000)                                                               244,623       100.39
Other assets less liabilities                                                                                    (946)       (0.39)

NET ASSETS                                                                                                    $243,677      100.00%


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $153,151,000, which represented 62.85% of the net assets of the fund.

See Notes to Financial Statements




FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2005                                                                      unaudited

                                                                                     Global Discovery Fund       Global Growth Fund
Assets:
Investment securities at market                                                                 $ 80,926                $ 2,250,694
Cash denominated in non-U.S. currencies                                                               18                      1,795
Cash                                                                                                 126                        124
Receivables for:
 Sales of investments                                                                                 23                          -
 Sales of fund's shares                                                                              239                      2,315
 Open forward currency contracts                                                                       -                          -
 Closed forward currency contracts                                                                     -                          -
 Dividends and interest                                                                               57                      5,403
Other assets                                                                                           -                          -
                                                                                                  81,389                  2,260,331
Liabilities:
Payables for:
 Purchases of investments                                                                             19                     10,292
 Repurchases of fund's shares                                                                         -*                        118
 Open forward currency contracts                                                                       -                          -
 Investment advisory services                                                                         35                        967
 Distribution services                                                                                12                        419
 Deferred Trustees' compensation                                                                      -*                         28
 Other fees and expenses                                                                               5                        635
                                                                                                      71                     12,459
Net assets at June 30, 2005 (total: $59,857,428)                                                $ 81,318                $ 2,247,872

Investment securities at cost                                                                   $ 74,355                $ 1,943,726
Cash denominated in non-U.S. currencies at cost                                                     $ 16                    $ 1,746

Net assets consist of:
Capital paid in on shares of beneficial interest                                                $ 74,220                $ 2,053,935
Undistributed (accumulated) net investment income (loss)                                             238                     18,725
Undistributed (accumulated) net realized gain (loss)                                                 291                  (131,222)
Net unrealized appreciation                                                                        6,569                    306,434
Net assets at June 30, 2005                                                                     $ 81,318                $ 2,247,872

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (total:  $11,234,429)                                                               $ 20,198                  $ 190,314
 Shares outstanding                                                                                1,909                     11,117
 Net asset value per share                                                                       $ 10.58                    $ 17.12
Class 2:
 Net assets (total:  $47,368,651)                                                               $ 61,120                $ 2,057,558
 Shares outstanding                                                                                5,800                    120,701
 Net asset value per share                                                                       $ 10.54                    $ 17.05
Class 3:
 Net assets (total:  $1,254,348)                                                                       -                          -
 Shares outstanding                                                                                    -                          -
 Net asset value per share                                                                             -                          -


                                                                                     Global Small Capitalization        Growth Fund
Assets:
Investment securities at market                                                              $ 1,657,783               $ 18,887,181
Cash denominated in non-U.S. currencies                                                              998                      3,899
Cash                                                                                                 252                        463
Receivables for:
 Sales of investments                                                                              4,577                     62,100
 Sales of fund's shares                                                                            1,388                      7,775
 Open forward currency contracts                                                                       -                          -
 Closed forward currency contracts                                                                     -                          -
 Dividends and interest                                                                            1,033                     24,309
Other assets                                                                                         131                          -
                                                                                               1,666,162                 18,985,727
Liabilities:
Payables for:
 Purchases of investments                                                                         13,829                    153,888
 Repurchases of fund's shares                                                                        112                      7,380
 Open forward currency contracts                                                                       -                          -
 Investment advisory services                                                                        894                      4,623
 Distribution services                                                                               292                      3,080
 Deferred Trustees' compensation                                                                      14                        486
 Other fees and expenses                                                                           1,904                        932
                                                                                                  17,045                    170,389
Net assets at June 30, 2005 (total: $59,857,428)                                             $ 1,649,117               $ 18,815,338

Investment securities at cost                                                                $ 1,361,958               $ 15,215,698
Cash denominated in non-U.S. currencies at cost                                                    $ 967                    $ 3,658

Net assets consist of:
Capital paid in on shares of beneficial interest                                             $ 1,350,959               $ 15,493,723
Undistributed (accumulated) net investment income (loss)                                         (15,827)                    59,490
Undistributed (accumulated) net realized gain (loss)                                              19,942                   (408,758)
Net unrealized appreciation                                                                      294,043                  3,670,883
Net assets at June 30, 2005                                                                  $ 1,649,117               $ 18,815,338

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (total:  $11,234,429)                                                              $ 199,479                $ 3,564,406
 Shares outstanding                                                                               11,152                     67,187
 Net asset value per share                                                                       $ 17.89                    $ 53.05
Class 2:
 Net assets (total:  $47,368,651)                                                            $ 1,449,638               $ 14,766,574
 Shares outstanding                                                                               81,598                    280,224
 Net asset value per share                                                                       $ 17.77                    $ 52.70
Class 3:
 Net assets (total:  $1,254,348)                                                                       -                  $ 484,358
 Shares outstanding                                                                                    -                      9,138
 Net asset value per share                                                                             -                    $ 53.01


at June 30, 2005
                                                                                         International Fund          New World Fund
Assets:
Investment securities at market                                                              $ 4,915,183                  $ 540,969
Cash denominated in non-U.S. currencies                                                            2,916                        458
Cash                                                                                               1,595                        793
Receivables for:
 Sales of investments                                                                             31,218                        956
 Sales of fund's shares                                                                            7,812                        579
 Open forward currency contracts                                                                       -                          -
 Closed forward currency contracts                                                                     -                          -
 Dividends and interest                                                                           10,278                      2,853
Other assets                                                                                           -                          -
                                                                                               4,969,002                    546,608
Liabilities:
Payables for:
 Purchases of investments                                                                         40,502                        864
 Repurchases of fund's shares                                                                      1,587                         30
 Open forward currency contracts                                                                       -
 Investment advisory services                                                                      1,873                        334
 Distribution services                                                                               701                         96
 Deferred Trustees' compensation                                                                     224                          4
 Other fees and expenses                                                                           4,253                        231
                                                                                                  49,140                      1,559
Net assets at June 30, 2005 (total: $59,857,428)                                             $ 4,919,862                  $ 545,049

Investment securities at cost                                                                $ 4,065,714                  $ 433,222
Cash denominated in non-U.S. currencies at cost                                                  $ 2,777                      $ 454

Net assets consist of:
Capital paid in on shares of beneficial interest                                             $ 4,148,096                  $ 444,749
Undistributed (accumulated) net investment income (loss)                                          31,873                        897
Undistributed (accumulated) net realized gain (loss)                                            (105,473)                   (8,142)
Net unrealized appreciation                                                                      845,366                    107,545
Net assets at June 30, 2005                                                                  $ 4,919,862                  $ 545,049

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (total:  $11,234,429)                                                            $ 1,420,217                   $ 69,896
 Shares outstanding                                                                               88,774                      4,863
 Net asset value per share                                                                       $ 16.00                    $ 14.37
Class 2:
 Net assets (total:  $47,368,651)                                                            $ 3,392,219                  $ 475,153
 Shares outstanding                                                                              212,598                     33,227
 Net asset value per share                                                                       $ 15.96                    $ 14.30
Class 3:
 Net assets (total:  $1,254,348)                                                               $ 107,426                          -
 Shares outstanding                                                                                6,721                          -
 Net asset value per share                                                                       $ 15.98                          -


                                                                                            Blue Chip             Growth-Income Fund
                                                                                        Income and Growth
                                                                                             Fund
Assets:
Investment securities at market                                                              $ 2,761,502               $ 19,667,903
Cash denominated in non-U.S. currencies                                                                -                      4,506
Cash                                                                                                 112                      1,806
Receivables for:
 Sales of investments                                                                                  -                          -
 Sales of fund's shares                                                                            1,629                     17,898
 Open forward currency contracts                                                                       -                          -
 Closed forward currency contracts                                                                     -                          -
 Dividends and interest                                                                            2,861                     28,137
Other assets                                                                                           -                          -
                                                                                               2,766,104                 19,720,250
Liabilities:
Payables for:
 Purchases of investments                                                                              -                     98,283
 Repurchases of fund's shares                                                                        110                      3,123
 Open forward currency contracts                                                                       -                          -
 Investment advisory services                                                                        886                      4,032
 Distribution services                                                                               536                      3,179
 Deferred Trustees' compensation                                                                      11                        568
 Other fees and expenses                                                                               5                        221
                                                                                                   1,548                    109,406
Net assets at June 30, 2005 (total: $59,857,428)                                             $ 2,764,556               $ 19,610,844

Investment securities at cost                                                                $ 2,427,997               $ 17,108,379
Cash denominated in non-U.S. currencies at cost                                                        -                    $ 4,151

Net assets consist of:
Capital paid in on shares of beneficial interest                                             $ 2,385,193               $ 16,722,959
Undistributed (accumulated) net investment income (loss)                                          18,455                    138,077
Undistributed (accumulated) net realized gain (loss)                                              27,403                    189,992
Net unrealized appreciation                                                                      333,505                  2,559,816
Net assets at June 30, 2005                                                                  $ 2,764,556               $ 19,610,844

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (total:  $11,234,429)                                                              $ 131,093                $ 3,897,980
 Shares outstanding                                                                               12,825                    106,762
 Net asset value per share                                                                       $ 10.22                    $ 36.51
Class 2:
 Net assets (total:  $47,368,651)                                                            $ 2,633,463               $ 15,225,109
 Shares outstanding                                                                              259,158                    419,335
 Net asset value per share                                                                       $ 10.16                    $ 36.31
Class 3:
 Net assets (total:  $1,254,348)                                                                       -                  $ 487,755
 Shares outstanding                                                                                    -                     13,370
 Net asset value per share                                                                             -                    $ 36.48


                                                                                      Asset Allocation Fund           Bond Fund
Assets:
Investment securities at market                                                              $ 5,343,098                $ 2,127,126
Cash denominated in non-U.S. currencies                                                                -                          -
Cash                                                                                               2,188                      1,318
Receivables for:
 Sales of investments                                                                             68,705                        306
 Sales of fund's shares                                                                            4,683                      2,848
 Open forward currency contracts                                                                     365                          8
 Closed forward currency contracts                                                                     -                          -
 Dividends and interest                                                                           21,117                     30,093
Other assets                                                                                           -                         65
                                                                                               5,440,156                  2,161,764
Liabilities:
Payables for:
 Purchases of investments                                                                        111,863                      8,289
 Repurchases of fund's shares                                                                        924                        144
 Open forward currency contracts                                                                       -                          -
 Investment advisory services                                                                      1,328                        674
 Distribution services                                                                               903                        397
 Deferred Trustees' compensation                                                                     128                         23
 Other fees and expenses                                                                              18                         15
                                                                                                 115,164                      9,542
Net assets at June 30, 2005 (total: $59,857,428)                                             $ 5,324,992                $ 2,152,222

Investment securities at cost                                                                $ 4,845,552                $ 2,086,376
Cash denominated in non-U.S. currencies at cost                                                        -                          -

Net assets consist of:
Capital paid in on shares of beneficial interest                                             $ 4,717,457                $ 2,055,325
Undistributed (accumulated) net investment income (loss)                                          59,336                     49,599
Undistributed (accumulated) net realized gain (loss)                                              50,291                      6,576
Net unrealized appreciation                                                                      497,908                     40,722
Net assets at June 30, 2005                                                                  $ 5,324,992                $ 2,152,222

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (total:  $11,234,429)                                                              $ 868,591                  $ 190,178
 Shares outstanding                                                                               55,259                     16,887
 Net asset value per share                                                                       $ 15.72                    $ 11.26
Class 2:
 Net assets (total:  $47,368,651)                                                            $ 4,381,079                $ 1,962,044
 Shares outstanding                                                                              280,402                    175,502
 Net asset value per share                                                                       $ 15.62                    $ 11.18
Class 3:
 Net assets (total:  $1,254,348)                                                                $ 75,322                          -
 Shares outstanding                                                                                4,796                          -
 Net asset value per share                                                                       $ 15.70                          -


                                                                                              High-Income           U.S. Government
                                                                                               Bond Fund              /AAA-Rated
                                                                                                                    Securities Fund
Assets:
Investment securities at market                                                                $ 859,315                  $ 624,953
Cash denominated in non-U.S. currencies                                                                -                          -
Cash                                                                                               3,175                         67
Receivables for:
 Sales of investments                                                                              6,694                         73
 Sales of fund's shares                                                                              543                         68
 Open forward currency contracts                                                                     172                          -
 Closed forward currency contracts                                                                   177                          -
 Dividends and interest                                                                           15,620                      5,656
Other assets                                                                                          85                          -
                                                                                                 885,781                    630,817
Liabilities:
Payables for:
 Purchases of investments                                                                          9,340                      2,650
 Repurchases of fund's shares                                                                        427                        789
 Open forward currency contracts                                                                       2                          -
 Investment advisory services                                                                        313                        211
 Distribution services                                                                               107                         70
 Deferred Trustees' compensation                                                                      57                         47
 Other fees and expenses                                                                               3                          1
                                                                                                  10,249                      3,768
Net assets at June 30, 2005 (total: $59,857,428)                                               $ 875,532                  $ 627,049

Investment securities at cost                                                                  $ 842,295                  $ 611,394
Cash denominated in non-U.S. currencies at cost                                                        -                          -

Net assets consist of:
Capital paid in on shares of beneficial interest                                               $ 963,561                  $ 607,147
Undistributed (accumulated) net investment income (loss)                                          25,421                     11,205
Undistributed (accumulated) net realized gain (loss)                                            (130,612)                   (4,862)
Net unrealized appreciation                                                                       17,162                     13,559
Net assets at June 30, 2005                                                                    $ 875,532                  $ 627,049

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (total:  $11,234,429)                                                              $ 332,674                  $ 269,649
 Shares outstanding                                                                               27,359                     22,658
 Net asset value per share                                                                       $ 12.16                    $ 11.90
Class 2:
 Net assets (total:  $47,368,651)                                                              $ 502,081                  $ 316,936
 Shares outstanding                                                                               41,543                     26,771
 Net asset value per share                                                                       $ 12.09                    $ 11.84
Class 3:
 Net assets (total:  $1,254,348)                                                                $ 40,777                   $ 40,464
 Shares outstanding                                                                                3,356                      3,403
 Net asset value per share                                                                       $ 12.15                    $ 11.89


                                                                                        Cash Management Fund
Assets:
Investment securities at market                                                                $ 244,623
Cash denominated in non-U.S. currencies                                                                -
Cash                                                                                                 163
Receivables for:
 Sales of investments                                                                                  -
 Sales of fund's shares                                                                               29
 Open forward currency contracts                                                                       -
 Closed forward currency contracts                                                                     -
 Dividends and interest                                                                                -
Other assets                                                                                           -
                                                                                                 244,815
Liabilities:
Payables for:
 Purchases of investments                                                                              -
 Repurchases of fund's shares                                                                      1,024
 Open forward currency contracts                                                                       -
 Investment advisory services                                                                         57
 Distribution services                                                                                33
 Deferred Trustees' compensation                                                                      23
 Other fees and expenses                                                                               1
                                                                                                   1,138
Net assets at June 30, 2005 (total: $59,857,428)                                               $ 243,677

Investment securities at cost                                                                  $ 244,622
Cash denominated in non-U.S. currencies at cost                                                        -

Net assets consist of:
Capital paid in on shares of beneficial interest                                               $ 241,105
Undistributed (accumulated) net investment income (loss)                                           2,574
Undistributed (accumulated) net realized gain (loss)                                                  (3)
Net unrealized appreciation                                                                            1
Net assets at June 30, 2005                                                                    $ 243,677

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (total:  $11,234,429)                                                               $ 79,754
 Shares outstanding                                                                                7,175
 Net asset value per share                                                                       $ 11.12
Class 2:
 Net assets (total:  $47,368,651)                                                              $ 145,677
 Shares outstanding                                                                               13,140
 Net asset value per share                                                                       $ 11.09
Class 3:
 Net assets (total:  $1,254,348)                                                                $ 18,246
 Shares outstanding                                                                                1,642
 Net asset value per share                                                                       $ 11.11


* Amount less than one thousand.

See Notes to Financial Statements





STATEMENT OF OPERATIONS for the six months ended June 30, 2005                                                            unaudited


                                                             Global Discovery        Global Growth Fund         Global Small
                                                                                                            Capitalization Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                          $ 468                  $ 23,419               $ 9,375
 Interest                                                             217                     4,464                 2,061
                                                                      685                    27,883                11,436
Fees and expenses:
 Investment advisory services                                         216                     6,182                 5,669
 Distribution services - Class 2                                       68                     2,374                 1,645
 Distribution services - Class 3                                        -                         -                     -
 Transfer agent services                                               -*                         1                     1
 Reports to shareholders                                                1                        34                    25
 Registration statement and prospectus                                  2                        60                    42
 Postage, stationery and supplies                                      -*                        10                     7
 Trustees' compensation                                                -*                         9                     7
 Auditing and legal                                                    -*                         2                     1
 Custodian                                                              7                       305                   272
 State and local taxes                                                  1                        22                    16
 Other                                                                  1                        11                    21
 Total expenses before waiver                                         296                     9,010                 7,706
  Waiver of expenses                                                   16                       468                   430
 Total expenses after waiver                                          280                     8,542                 7,276
Net investment income                                                 405                    19,341                 4,160

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                          317                     9,727                87,675
 Non-U.S. currency transactions                                       (11)                   11,539                  (653)
                                                                      306                    21,266                87,022
Net unrealized appreciation (depreciation) on:
 Investments                                                       (1,941)                  (46,299)              (11,698)
 Non-U.S. currency translations                                        (1)                     (119)                   14
                                                                   (1,942)                  (46,418)              (11,684)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                              (1,636)                  (25,152)               75,338
Net increase (decrease) in net assets resulting
 from operations                                                 $ (1,231)                 $ (5,811)             $ 79,498


                                                                Growth Fund           International Fund      New World Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                       $ 82,958                  $ 62,067               $ 5,741
 Interest                                                          22,097                     9,225                 2,960
                                                                  105,055                    71,292                 8,701
Fees and expenses:
 Investment advisory services                                      28,458                    11,983                 2,047
 Distribution services - Class 2                                   16,061                     3,797                   521
 Distribution services - Class 3                                      437                        99                     -
 Transfer agent services                                                8                         2                    -*
 Reports to shareholders                                              277                        76                     8
 Registration statement and prospectus                                477                       129                    13
 Postage, stationery and supplies                                      81                        22                     2
 Trustees' compensation                                                79                        24                     2
 Auditing and legal                                                    16                         4                     1
 Custodian                                                            507                     1,020                   175
 State and local taxes                                                175                        49                     5
 Other                                                                 46                        24                     9
 Total expenses before waiver                                      46,622                    17,229                 2,783
  Waiver of expenses                                                2,160                       907                   156
 Total expenses after waiver                                       44,462                    16,322                 2,627
Net investment income                                              60,593                    54,970                 6,074

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                       83,845                   146,854                 9,679
 Non-U.S. currency transactions                                      (161)                   (3,136)                  (40)
                                                                   83,684                   143,718                 9,639
Net unrealized appreciation (depreciation) on:
 Investments                                                      492,199                  (134,222)                5,315
 Non-U.S. currency translations                                      (300)                     (353)                  (10)
                                                                  491,899                  (134,575)                5,305
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                             575,583                     9,143                14,944
Net increase (decrease) in net assets resulting
 from operations                                                $ 636,176                  $ 64,113              $ 21,018


                                                           Blue Chip Income          Growth-Income Fund   Asset Allocation Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                       $ 25,019                 $ 143,452             $ 35,874
 Interest                                                           2,587                    38,829               38,946
                                                                   27,606                   182,281               74,820
Fees and expenses:
 Investment advisory services                                       5,631                    25,683                8,524
 Distribution services - Class 2                                    3,040                    17,182                5,020
 Distribution services - Class 3                                        -                       450                   69
 Transfer agent services                                                1                         8                    2
 Reports to shareholders                                               42                       302                   83
 Registration statement and prospectus                                 72                       522                  141
 Postage, stationery and supplies                                      12                        88                   24
 Trustees' compensation                                                11                        87                   23
 Auditing and legal                                                     3                        18                    5
 Custodian                                                             13                       298                   76
 State and local taxes                                                 27                       191                   52
 Other                                                                  6                        44                   12
 Total expenses before waiver                                       8,858                    44,873               14,031
  Waiver of expenses                                                  426                     1,941                  645
 Total expenses after waiver                                        8,432                    42,932               13,386
Net investment income                                              19,174                   139,349               61,434

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                       34,343                   200,845               97,614
 Non-U.S. currency transactions                                         -                     (386)                1,856
                                                                   34,343                   200,459               99,470
Net unrealized appreciation (depreciation) on:
 Investments                                                     (32,223)                 (340,690)              (64,701)
 Non-U.S. currency translations                                         -                      (48)                  757
                                                                 (32,223)                 (340,738)              (63,944)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                               2,120                 (140,279)               35,526
Net increase (decrease) in net assets resulting
 from operations                                                 $ 21,294                   $ (930)             $ 96,960


                                                                  Bond Fund                High-Income        U.S.Government/
                                                                                            Bond Fund           AAA-Rated
                                                                                                              Securities Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                          $ 476                     $ 706                  $ -
 Interest                                                          56,642                    28,698               13,114
                                                                   57,118                    29,404               13,114
Fees and expenses:
 Investment advisory services                                       4,348                     2,067                1,396
 Distribution services - Class 2                                    2,285                       580                  368
 Distribution services - Class 3                                        -                        38                   37
 Transfer agent services                                                1                         1                   -*
 Reports to shareholders                                               34                        14                   10
 Registration statement and prospectus                                 58                        25                   18
 Postage, stationery and supplies                                      10                         4                    3
 Trustees' compensation                                                 9                         5                    4
 Auditing and legal                                                     2                         1                    1
 Custodian                                                             16                         9                    4
 State and local taxes                                                 21                         9                    6
 Other                                                                  5                         2                    1
 Total expenses before waiver                                       6,789                     2,755                1,848
  Waiver of expenses                                                  329                       155                  105
 Total expenses after waiver                                        6,460                     2,600                1,743
Net investment income                                              50,658                    26,804               11,371

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                        9,251                    13,875                3,197
 Non-U.S. currency transactions                                       354                       520
                                                                    9,605                    14,395                3,197
Net unrealized appreciation (depreciation) on:
 Investments                                                     (34,238)                  (38,434)                  971
 Non-U.S. currency translations                                      (41)                        72                    -
                                                                 (34,279)                  (38,362)                  971
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                            (24,674)                  (23,967)                4,168
Net increase (decrease) in net assets resulting
 from operations                                                 $ 25,984                   $ 2,837             $ 15,539


                                                            Cash Management Fund
Investment income:
Income (net of non-U.S. withholding tax):
 Dividends                                                           $ -
 Interest                                                          3,181
                                                                   3,181
Fees and expenses:
 Investment advisory services                                        374
 Distribution services - Class 2                                     167
 Distribution services - Class 3                                      18
 Transfer agent services                                               -*
 Reports to shareholders                                               4
 Registration statement and prospectus                                 6
 Postage, stationery and supplies                                      1
 Trustees' compensation                                                2
 Auditing and legal                                                    -*
 Custodian                                                             1
 State and local taxes                                                 2
 Other                                                                 1
 Total expenses before waiver                                        576
  Waiver of expenses                                                  29
 Total expenses after waiver                                         547
Net investment income                                              2,634

Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency:
Net realized gain (loss) on:
 Investments                                                           -*
 Non-U.S. currency transactions                                        -
                                                                       -
Net unrealized appreciation (depreciation) on:
 Investments                                                          (1)
 Non-U.S. currency translations                                        -
                                                                      (1)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                                 (1)
Net increase (decrease) in net assets resulting
 from operations                                                 $ 2,633

* Amount less than one thousand.

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS             (dollars and shares in thousands)

                                                                                                Global Discovery Fund
                                                                                         Six months              Year ended
                                                                                        ended June 30,          December 31,
                                                                                         2005 (1)               (2004)
Operations:
Net investment income (loss)                                                                 $  405               367
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                                 306             1,691
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                           (1,942)            3,917
 Net increase (decrease) in net assets
  resulting from operations                                                                  (1,231)            5,975

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                        (6)             (169)
  Class 2                                                                                       (17)             (325)
  Class 3                                                                                         -                 -
   Total dividends from net investment income                                                   (23)             (494)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                       (20)             (213)
  Class 2                                                                                       (58)             (534)
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                 (78)             (747)
 Total dividends and distributions paid
  to shareholders                                                                              (101)           (1,241)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   1,772             2,890
  Proceeds from reinvestment of dividends and distributions                                      26               382
  Cost of shares repurchased                                                                 (1,374)           (1,939)
   Net increase (decrease) from Class 1 transactions                                            424             1,333
 Class 2:
  Proceeds from shares sold                                                                  12,784            26,637
  Proceeds from reinvestment of dividends and distributions                                      75               859
  Cost of shares repurchased                                                                 (1,871)           (3,046)
  Net increase from Class 2 transactions                                                     10,988            24,450
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Proceeds from shares sold                                                                       -                 -
  Proceeds from reinvestment of dividends and distributions                                       -                 -
  Cost of shares repurchased                                                                      -                 -
  Net increase (decrease) from Class 3 transactions                                               -                 -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                 11,412            25,783

Total increase (decrease) in net assets                                                      10,080            30,517

Net assets:
Beginning of period                                                                          71,238            40,721
End of period                                                                              $ 81,318          $ 71,238
Undistributed (accumulated)
 net investment income (loss)                                                                 $ 238            $ (144)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   169               282
  Shares issued on reinvestment of dividends and distributions                                    2                36
  Shares repurchased                                                                           (130)             (193)
   Net increase (decrease) in shares outstanding                                                 41               125
 Class 2:
  Shares sold                                                                                 1,222             2,612
  Shares issued on reinvestment of dividends and distributions                                    7                82
  Shares repurchased                                                                           (178)             (303)
  Net increase in shares outstanding                                                          1,051             2,391
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Shares sold                                                                                     -                 -
  Shares issued on reinvestment of dividends and distributions                                    -                 -
  Shares repurchased                                                                              -                 -
   Net increase (decrease) in shares outstanding                                                  -                 -


                                                                                               Global Growth Fund
                                                                                          Six months         Year ended
                                                                                         ended June 30,      December 31,
                                                                                          2005 (1)             (2004)
Operations:
Net investment income (loss)                                                                $19,341            14,870
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                              21,266            65,945
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                          (46,418)          140,092
 Net increase (decrease) in net assets
  resulting from operations                                                                  (5,811)          220,907

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                    (1,641)           (1,100)
  Class 2                                                                                   (14,177)           (6,020)
  Class 3                                                                                         -                 -
   Total dividends from net investment income                                               (15,818)           (7,120)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (15,818)           (7,120)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   1,463             9,526
  Proceeds from reinvestment of dividends and distributions                                   1,641             1,100
  Cost of shares repurchased                                                                (12,400)          (20,383)
   Net increase (decrease) from Class 1 transactions                                         (9,296)           (9,757)
 Class 2:
  Proceeds from shares sold                                                                 278,123           550,954
  Proceeds from reinvestment of dividends and distributions                                  14,177             6,020
  Cost of shares repurchased                                                                (11,497)          (32,810)
  Net increase from Class 2 transactions                                                    280,803           524,164
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Proceeds from shares sold                                                                       -                 -
  Proceeds from reinvestment of dividends and distributions                                       -                 -
  Cost of shares repurchased                                                                      -                 -
  Net increase (decrease) from Class 3 transactions                                               -                 -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                271,507           514,407

Total increase (decrease) in net assets                                                     249,878           728,194

Net assets:
Beginning of period                                                                       1,997,994         1,269,800
End of period                                                                           $ 2,247,872       $ 1,997,994
Undistributed (accumulated)
 net investment income (loss)                                                              $ 18,725          $ 15,202

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                    85               598
  Shares issued on reinvestment of dividends and distributions                                   95                71
  Shares repurchased                                                                           (726)           (1,301)
   Net increase (decrease) in shares outstanding                                               (546)             (632)
 Class 2:
  Shares sold                                                                                16,343            34,955
  Shares issued on reinvestment of dividends and distributions                                  824               388
  Shares repurchased                                                                           (680)           (2,075)
  Net increase in shares outstanding                                                         16,487            33,268
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Shares sold                                                                                     -                 -
  Shares issued on reinvestment of dividends and distributions                                    -                 -
  Shares repurchased                                                                              -                 -
   Net increase (decrease) in shares outstanding                                                  -                 -


                                                                                                    Global Small
                                                                                                 Capitalization Fund
                                                                                           Six months          Year ended
                                                                                         ended June 30,        December 31,
                                                                                            2005 (1)            (2004)
Operations:
Net investment income (loss)                                                                 $4,160              (383)
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                              87,022            89,240
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                          (11,684)          128,397
 Net increase (decrease) in net assets
  resulting from operations                                                                  79,498           217,254

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                    (2,301)                -
  Class 2                                                                                   (14,454)                -
  Class 3                                                                                         -                 -
   Total dividends from net investment income                                               (16,755)                -
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (16,755)                -

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   7,403            21,865
  Proceeds from reinvestment of dividends and distributions                                   2,301                 -
  Cost of shares repurchased                                                                (11,915)          (24,748)
   Net increase (decrease) from Class 1 transactions                                         (2,211)           (2,883)
 Class 2:
  Proceeds from shares sold                                                                 203,150           387,529
  Proceeds from reinvestment of dividends and distributions                                  14,454                 -
  Cost of shares repurchased                                                                (20,217)          (38,590)
  Net increase from Class 2 transactions                                                    197,387           348,939
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Proceeds from shares sold                                                                       -                 -
  Proceeds from reinvestment of dividends and distributions                                       -                 -
  Cost of shares repurchased                                                                      -                 -
  Net increase (decrease) from Class 3 transactions                                               -                 -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                195,176           346,056

Total increase (decrease) in net assets                                                     257,919           563,310

Net assets:
Beginning of period                                                                       1,391,198           827,888
End of period                                                                           $ 1,649,117       $ 1,391,198
Undistributed (accumulated)
 net investment income (loss)                                                             $ (15,827)         $ (3,232)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   420             1,431
  Shares issued on reinvestment of dividends and distributions                                  129                 -
  Shares repurchased                                                                           (682)           (1,691)
   Net increase (decrease) in shares outstanding                                               (133)             (260)
 Class 2:
  Shares sold                                                                                11,591            25,786
  Shares issued on reinvestment of dividends and distributions                                  816                 -
  Shares repurchased                                                                         (1,169)           (2,611)
  Net increase in shares outstanding                                                         11,238            23,175
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Shares sold                                                                                     -                 -
  Shares issued on reinvestment of dividends and distributions                                    -                 -
  Shares repurchased                                                                              -                 -
   Net increase (decrease) in shares outstanding                                                  -                 -


                                                                                                     Growth Fund
                                                                                           Six months        Year ended
                                                                                         ended June 30,      December 31,
                                                                                             2005 (1)          2004 (2)
Operations:
Net investment income (loss)                                                                $60,593             74,228
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                              83,684           506,670
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                          491,899         1,117,457
 Net increase (decrease) in net assets
  resulting from operations                                                                 636,176         1,698,355

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                   (10,107)          (13,057)
  Class 2                                                                                   (36,967)          (18,656)
  Class 3                                                                                    (1,222)           (1,084)
   Total dividends from net investment income                                               (48,296)          (32,797)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (48,296)          (32,797)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   1,791             9,561
  Proceeds from reinvestment of dividends and distributions                                  10,107            13,057
  Cost of shares repurchased                                                               (300,062)         (583,736)
   Net increase (decrease) from Class 1 transactions                                       (288,164)         (561,118)
 Class 2:
  Proceeds from shares sold                                                               2,275,610         3,801,954
  Proceeds from reinvestment of dividends and distributions                                  36,967            18,656
  Cost of shares repurchased                                                                (65,133)          (75,764)
  Net increase from Class 2 transactions                                                  2,247,444         3,744,846
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -           575,620
  Proceeds from shares sold                                                                  14,744             3,544
  Proceeds from reinvestment of dividends and distributions                                   1,222             1,084
  Cost of shares repurchased                                                                (62,352)          (98,913)
  Net increase (decrease) from Class 3 transactions                                         (46,386)          481,335
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                              1,912,894         3,665,063

Total increase (decrease) in net assets                                                   2,500,774         5,330,621

Net assets:
Beginning of period                                                                      16,314,564        10,983,943
End of period                                                                          $ 18,815,338      $ 16,314,564
Undistributed (accumulated)
 net investment income (loss)                                                              $ 59,490          $ 47,193

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                    34               199
  Shares issued on reinvestment of dividends and distributions                                  188               263
  Shares repurchased                                                                         (5,879)          (12,383)
   Net increase (decrease) in shares outstanding                                             (5,657)          (11,921)
 Class 2:
  Shares sold                                                                                44,901            80,969
  Shares issued on reinvestment of dividends and distributions                                  692               377
  Shares repurchased                                                                         (1,285)           (1,607)
  Net increase in shares outstanding                                                         44,308            79,739
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -            12,057
  Shares sold                                                                                   294                76
  Shares issued on reinvestment of dividends and distributions                                   23                22
  Shares repurchased                                                                         (1,223)           (2,111)
   Net increase (decrease) in shares outstanding                                               (906)           10,044


                                                                                                 International Fund
                                                                                          Six months          Year ended
                                                                                         ended June 30,       December 31,
                                                                                            2005 (1)           2004 (2)
Operations:
Net investment income (loss)                                                                $54,970             47,904
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                             143,718           163,417
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                         (134,575)          447,785
 Net increase (decrease) in net assets
  resulting from operations                                                                  64,113           659,106

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                    (3,644)          (20,443)
  Class 2                                                                                    (7,563)          (31,065)
  Class 3                                                                                      (243)           (1,422)
   Total dividends from net investment income                                               (11,450)          (52,930)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (11,450)          (52,930)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   2,162             5,537
  Proceeds from reinvestment of dividends and distributions                                   3,644            20,443
  Cost of shares repurchased                                                                (96,278)         (197,236)
   Net increase (decrease) from Class 1 transactions                                        (90,472)         (171,256)
 Class 2:
  Proceeds from shares sold                                                                 612,544         1,150,647
  Proceeds from reinvestment of dividends and distributions                                   7,563            31,065
  Cost of shares repurchased                                                                (15,986)         (170,505)
  Net increase from Class 2 transactions                                                    604,121         1,011,207
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -           116,357
  Proceeds from shares sold                                                                   1,831             2,123
  Proceeds from reinvestment of dividends and distributions                                     243             1,422
  Cost of shares repurchased                                                                (10,785)          (20,057)
  Net increase (decrease) from Class 3 transactions                                          (8,711)           99,845
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                504,938           939,796

Total increase (decrease) in net assets                                                     557,601         1,545,972

Net assets:
Beginning of period                                                                       4,362,261         2,816,289
End of period                                                                           $ 4,919,862       $ 4,362,261
Undistributed (accumulated)
 net investment income (loss)                                                              $ 31,873         $ (10,942)

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   138               387
  Shares issued on reinvestment of dividends and distributions                                  227             1,350
  Shares repurchased                                                                         (6,105)          (13,974)
   Net increase (decrease) in shares outstanding                                             (5,740)          (12,237)
 Class 2:
  Shares sold                                                                                38,896            81,030
  Shares issued on reinvestment of dividends and distributions                                  471             2,045
  Shares repurchased                                                                         (1,018)          (12,228)
  Net increase in shares outstanding                                                         38,349            70,847
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -             8,456
  Shares sold                                                                                   116               149
  Shares issued on reinvestment of dividends and distributions                                   15                94
  Shares repurchased                                                                           (686)           (1,423)
   Net increase (decrease) in shares outstanding                                               (555)            7,276


                                                                                                    New World Fund
                                                                                           Six months           Year ended
                                                                                          ended June 30,       December 31,
                                                                                             2005 (1)            2004
Operations:
Net investment income (loss)                                                                 $6,074             5,339
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                               9,639             9,841
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                            5,305            47,476
 Net increase (decrease) in net assets
  resulting from operations                                                                  21,018            62,656

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                      (975)           (1,080)
  Class 2                                                                                    (5,908)           (5,498)
  Class 3                                                                                         -                 -
   Total dividends from net investment income                                                (6,883)           (6,578)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                            (6,883)           (6,578)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   9,003            12,444
  Proceeds from reinvestment of dividends and distributions                                     975             1,080
  Cost of shares repurchased                                                                 (4,419)           (6,406)
   Net increase (decrease) from Class 1 transactions                                          5,559             7,118
 Class 2:
  Proceeds from shares sold                                                                  91,248           114,408
  Proceeds from reinvestment of dividends and distributions                                   5,908             5,498
  Cost of shares repurchased                                                                 (7,667)          (18,482)
  Net increase from Class 2 transactions                                                     89,489           101,424
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Proceeds from shares sold                                                                       -                 -
  Proceeds from reinvestment of dividends and distributions                                       -                 -
  Cost of shares repurchased                                                                      -                 -
  Net increase (decrease) from Class 3 transactions                                               -                 -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                 95,048           108,542

Total increase (decrease) in net assets                                                     109,183           164,620

Net assets:
Beginning of period                                                                         435,866           271,246
End of period                                                                             $ 545,049         $ 435,866
Undistributed (accumulated)
 net investment income (loss)                                                                 $ 897           $ 1,706

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   633               982
  Shares issued on reinvestment of dividends and distributions                                   68                92
  Shares repurchased                                                                           (318)             (528)
   Net increase (decrease) in shares outstanding                                                383               546
 Class 2:
  Shares sold                                                                                 6,486             9,138
  Shares issued on reinvestment of dividends and distributions                                  412               472
  Shares repurchased                                                                           (550)           (1,503)
  Net increase in shares outstanding                                                          6,348             8,107
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Shares sold                                                                                     -                 -
  Shares issued on reinvestment of dividends and distributions                                    -                 -
  Shares repurchased                                                                              -                 -
   Net increase (decrease) in shares outstanding                                                  -                 -


                                                                                                     Blue Chip
                                                                                              Income and Growth Fund
                                                                                         Six months           Year ended
                                                                                        ended June 30,       December 31,
                                                                                            2005 (1)            2004
Operations:
Net investment income (loss)                                                                $19,174            27,507
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                              34,343            19,054
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                          (32,223)          155,177
 Net increase (decrease) in net assets
  resulting from operations                                                                  21,294           201,738

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                    (1,538)             (977)
  Class 2                                                                                   (26,306)          (12,827)
  Class 3                                                                                         -                 -
   Total dividends from net investment income                                               (27,844)          (13,804)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (27,844)          (13,804)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   7,262            24,460
  Proceeds from reinvestment of dividends and distributions                                   1,538               977
  Cost of shares repurchased                                                                 (6,436)          (13,392)
   Net increase (decrease) from Class 1 transactions                                          2,364            12,045
 Class 2:
  Proceeds from shares sold                                                                 283,029           789,557
  Proceeds from reinvestment of dividends and distributions                                  26,306            12,827
  Cost of shares repurchased                                                                (18,287)         (121,644)
  Net increase from Class 2 transactions                                                    291,048           680,740
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Proceeds from shares sold                                                                       -                 -
  Proceeds from reinvestment of dividends and distributions                                       -                 -
  Cost of shares repurchased                                                                      -                 -
  Net increase (decrease) from Class 3 transactions                                               -                 -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                293,412           692,785

Total increase (decrease) in net assets                                                     286,862           880,719

Net assets:
Beginning of period                                                                       2,477,694         1,596,975
End of period                                                                           $ 2,764,556       $ 2,477,694
Undistributed (accumulated)
 net investment income (loss)                                                              $ 18,455          $ 27,125

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   720             2,543
  Shares issued on reinvestment of dividends and distributions                                  148               102
  Shares repurchased                                                                           (638)           (1,407)
   Net increase (decrease) in shares outstanding                                                230             1,238
 Class 2:
  Shares sold                                                                                28,138            82,712
  Shares issued on reinvestment of dividends and distributions                                2,549             1,352
  Shares repurchased                                                                         (1,834)          (12,887)
  Net increase in shares outstanding                                                         28,853            71,177
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Shares sold                                                                                     -                 -
  Shares issued on reinvestment of dividends and distributions                                    -                 -
  Shares repurchased                                                                              -                 -
   Net increase (decrease) in shares outstanding                                                  -                 -


                                                                                                Growth-Income Fund
                                                                                          Six months        Year ended
                                                                                         ended June 30,     December 31,
                                                                                            2005 (1)          2004 (2)
Operations:
Net investment income (loss)                                                               $139,349           186,530
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                             200,459           383,835
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                         (340,738)          997,766
 Net increase (decrease) in net assets
  resulting from operations                                                                    (930)        1,568,131

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                   (12,774)          (43,215)
  Class 2                                                                                   (44,250)         (104,432)
  Class 3                                                                                    (1,440)           (4,782)
   Total dividends from net investment income                                               (58,464)         (152,429)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                   (15,967)                -
  Class 2                                                                                   (62,034)                -
  Class 3                                                                                    (2,000)                -
   Total distributions from net realized gain on
    investments                                                                             (80,001)                -
 Total dividends and distributions paid
  to shareholders                                                                          (138,465)         (152,429)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   1,699             3,137
  Proceeds from reinvestment of dividends and distributions                                  28,741            43,215
  Cost of shares repurchased                                                               (308,088)         (614,736)
   Net increase (decrease) from Class 1 transactions                                       (277,648)         (568,384)
 Class 2:
  Proceeds from shares sold                                                               2,173,617         4,221,830
  Proceeds from reinvestment of dividends and distributions                                 106,284           104,432
  Cost of shares repurchased                                                                (62,739)          (50,113)
  Net increase from Class 2 transactions                                                  2,217,162         4,276,149
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -           601,476
  Proceeds from shares sold                                                                  12,267               115
  Proceeds from reinvestment of dividends and distributions                                   3,440             4,782
  Cost of shares repurchased                                                                (60,390)         (100,218)
  Net increase (decrease) from Class 3 transactions                                         (44,683)          506,155
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                              1,894,831         4,213,920

Total increase (decrease) in net assets                                                   1,755,436         5,629,622

Net assets:
Beginning of period                                                                      17,855,408        12,225,786
End of period                                                                          $ 19,610,844      $ 17,855,408
Undistributed (accumulated)
 net investment income (loss)                                                             $ 138,077          $ 57,192

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                    47                90
  Shares issued on reinvestment of dividends and distributions                                  776             1,200
  Shares repurchased                                                                         (8,512)          (17,801)
   Net increase (decrease) in shares outstanding                                             (7,689)          (16,511)
 Class 2:
  Shares sold                                                                                60,495           122,538
  Shares issued on reinvestment of dividends and distributions                                2,886             2,911
  Shares repurchased                                                                         (1,745)           (1,459)
  Net increase in shares outstanding                                                         61,636           123,990
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -            17,364
  Shares sold                                                                                   346                 3
  Shares issued on reinvestment of dividends and distributions                                   93               133
  Shares repurchased                                                                         (1,674)           (2,895)
   Net increase (decrease) in shares outstanding                                             (1,235)           14,605


                                                                                              Asset Allocation Fund
                                                                                          Six months         Year ended
                                                                                         ended June 30,     December 31,
                                                                                            2005 (1)          2004 (2)
Operations:
Net investment income (loss)                                                                $61,434            97,683
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                              99,470            17,381
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                          (63,944)          226,839
 Net increase (decrease) in net assets
  resulting from operations                                                                  96,960           341,903

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                    (4,195)          (18,685)
  Class 2                                                                                   (19,697)          (68,412)
  Class 3                                                                                      (343)           (1,577)
   Total dividends from net investment income                                               (24,235)          (88,674)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (24,235)          (88,674)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   2,827            10,429
  Proceeds from reinvestment of dividends and distributions                                   4,195            18,685
  Cost of shares repurchased                                                                (49,952)          (95,275)
   Net increase (decrease) from Class 1 transactions                                        (42,930)          (66,161)
 Class 2:
  Proceeds from shares sold                                                                 530,253         1,242,379
  Proceeds from reinvestment of dividends and distributions                                  19,697            68,412
  Cost of shares repurchased                                                                (24,732)          (23,986)
  Net increase from Class 2 transactions                                                    525,218         1,286,805
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                                         84,937
  Proceeds from shares sold                                                                     999             3,524
  Proceeds from reinvestment of dividends and distributions                                     343             1,577
  Cost of shares repurchased                                                                 (7,999)          (12,361)
  Net increase (decrease) from Class 3 transactions                                          (6,657)           77,677
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                475,631         1,298,321

Total increase (decrease) in net assets                                                     548,356         1,551,550

Net assets:
Beginning of period                                                                       4,776,636         3,225,086
End of period                                                                           $ 5,324,992       $ 4,776,636
Undistributed (accumulated)
 net investment income (loss)                                                              $ 59,336          $ 22,137

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   182               701
  Shares issued on reinvestment of dividends and distributions                                  265             1,227
  Shares repurchased                                                                         (3,233)           (6,401)
   Net increase (decrease) in shares outstanding                                             (2,786)           (4,473)
 Class 2:
  Shares sold                                                                                34,498            83,962
  Shares issued on reinvestment of dividends and distributions                                1,249             4,512
  Shares repurchased                                                                         (1,617)           (1,630)
  Net increase in shares outstanding                                                         34,130            86,844
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                                          5,720
  Shares sold                                                                                    65               237
  Shares issued on reinvestment of dividends and distributions                                   22               103
  Shares repurchased                                                                           (518)             (833)
   Net increase (decrease) in shares outstanding                                               (431)            5,227


                                                                                                    Bond Fund
                                                                                          Six months          Year ended
                                                                                         ended June 30,       December 31,
                                                                                            2005 (1)             2004
Operations:
Net investment income (loss)                                                                $50,658            80,694
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                               9,605            19,887
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                          (34,279)           (1,492)
 Net increase (decrease) in net assets
  resulting from operations                                                                  25,984            99,089

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                    (7,502)           (7,553)
  Class 2                                                                                   (73,453)          (53,373)
  Class 3                                                                                         -                 -
   Total dividends from net investment income                                               (80,955)          (60,926)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (80,955)          (60,926)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   4,733             9,044
  Proceeds from reinvestment of dividends and distributions                                   7,502             7,553
  Cost of shares repurchased                                                                (11,761)          (38,673)
   Net increase (decrease) from Class 1 transactions                                            474           (22,076)
 Class 2:
  Proceeds from shares sold                                                                 199,971           415,623
  Proceeds from reinvestment of dividends and distributions                                  73,453            53,373
  Cost of shares repurchased                                                                (20,450)          (24,576)
  Net increase from Class 2 transactions                                                    252,974           444,420
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Proceeds from shares sold                                                                       -                 -
  Proceeds from reinvestment of dividends and distributions                                       -                 -
  Cost of shares repurchased                                                                      -                 -
  Net increase (decrease) from Class 3 transactions                                               -                 -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                253,448           422,344

Total increase (decrease) in net assets                                                     198,477           460,507

Net assets:
Beginning of period                                                                       1,953,745         1,493,238
End of period                                                                           $ 2,152,222       $ 1,953,745
Undistributed (accumulated)
 net investment income (loss)                                                              $ 49,599          $ 79,896

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   409               796
  Shares issued on reinvestment of dividends and distributions                                  670               692
  Shares repurchased                                                                         (1,021)           (3,415)
   Net increase (decrease) in shares outstanding                                                 58            (1,927)
 Class 2:
  Shares sold                                                                                17,490            36,788
  Shares issued on reinvestment of dividends and distributions                                6,612             4,924
  Shares repurchased                                                                         (1,791)           (2,184)
  Net increase in shares outstanding                                                         22,311            39,528
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -                 -
  Shares sold                                                                                     -                 -
  Shares issued on reinvestment of dividends and distributions                                    -                 -
  Shares repurchased                                                                              -                 -
   Net increase (decrease) in shares outstanding                                                  -                 -


                                                                                             High-Income Bond Fund
                                                                                         Six months          Year ended
                                                                                        ended June 30,      December 31,
                                                                                           2005 (1)          2004 (2)
Operations:
Net investment income (loss)                                                                $26,804            51,809
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                              14,395            12,348
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                          (38,362)            8,105
 Net increase (decrease) in net assets
  resulting from operations                                                                   2,837            72,262

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                   (20,074)          (23,273)
  Class 2                                                                                   (29,252)          (21,421)
  Class 3                                                                                    (2,392)           (2,917)
   Total dividends from net investment income                                               (51,718)          (47,611)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (51,718)          (47,611)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   7,089            12,842
  Proceeds from reinvestment of dividends and distributions                                  20,074            23,273
  Cost of shares repurchased                                                                (39,399)          (93,887)
   Net increase (decrease) from Class 1 transactions                                        (12,236)          (57,772)
 Class 2:
  Proceeds from shares sold                                                                  70,530           126,788
  Proceeds from reinvestment of dividends and distributions                                  29,252            21,421
  Cost of shares repurchased                                                                (14,573)          (36,610)
  Net increase from Class 2 transactions                                                     85,209           111,599
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -            54,221
  Proceeds from shares sold                                                                   3,052             1,955
  Proceeds from reinvestment of dividends and distributions                                   2,392             2,917
  Cost of shares repurchased                                                                 (8,000)          (13,684)
  Net increase (decrease) from Class 3 transactions                                          (2,556)           45,409
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                 70,417            99,236

Total increase (decrease) in net assets                                                      21,536           123,887

Net assets:
Beginning of period                                                                         853,996           730,109
End of period                                                                             $ 875,532         $ 853,996
Undistributed (accumulated)
 net investment income (loss)                                                              $ 25,421          $ 50,335

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   556             1,027
  Shares issued on reinvestment of dividends and distributions                                1,660             1,972
  Shares repurchased                                                                         (3,089)           (7,511)
   Net increase (decrease) in shares outstanding                                               (873)           (4,512)
 Class 2:
  Shares sold                                                                                 5,564            10,215
  Shares issued on reinvestment of dividends and distributions                                2,431             1,824
  Shares repurchased                                                                         (1,151)           (2,949)
  Net increase in shares outstanding                                                          6,844             9,090
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -             4,239
  Shares sold                                                                                   241               159
  Shares issued on reinvestment of dividends and distributions                                  198               247
  Shares repurchased                                                                           (631)           (1,097)
   Net increase (decrease) in shares outstanding                                               (192)            3,548



                                                                                    U.S.Government/AAA-Rated Securities Fund
                                                                                         Six months         Year ended
                                                                                        ended June 30,     December 31,
                                                                                          2005 (1)          2004 (2)
Operations:
Net investment income (loss)                                                                $11,371            22,503
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                               3,197             3,990
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                              971            (5,548)
 Net increase (decrease) in net assets
  resulting from operations                                                                  15,539            20,945

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                   (10,544)          (14,819)
  Class 2                                                                                   (11,720)          (11,905)
  Class 3                                                                                    (1,507)           (2,274)
   Total dividends from net investment income                                               (23,771)          (28,998)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                           (23,771)          (28,998)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                   2,094             2,490
  Proceeds from reinvestment of dividends and distributions                                  10,544            14,819
  Cost of shares repurchased                                                                (25,558)         (100,403)
   Net increase (decrease) from Class 1 transactions                                        (12,920)          (83,094)
 Class 2:
  Proceeds from shares sold                                                                  34,347            47,097
  Proceeds from reinvestment of dividends and distributions                                  11,720            11,905
  Cost of shares repurchased                                                                 (9,484)          (44,362)
  Net increase from Class 2 transactions                                                     36,583            14,640
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                                         54,895
  Proceeds from shares sold                                                                   2,547             1,463
  Proceeds from reinvestment of dividends and distributions                                   1,507             2,274
  Cost of shares repurchased                                                                 (6,156)          (14,458)
  Net increase (decrease) from Class 3 transactions                                          (2,102)           44,174
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                 21,561           (24,280)

Total increase (decrease) in net assets                                                      13,329           (32,333)

Net assets:
Beginning of period                                                                         613,720           646,053
End of period                                                                             $ 627,049         $ 613,720
Undistributed (accumulated)
 net investment income (loss)                                                              $ 11,205          $ 23,605

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                   172               205
  Shares issued on reinvestment of dividends and distributions                                  891             1,273
  Shares repurchased                                                                         (2,105)           (8,242)
   Net increase (decrease) in shares outstanding                                             (1,042)           (6,764)
 Class 2:
  Shares sold                                                                                 2,845             3,918
  Shares issued on reinvestment of dividends and distributions                                  996             1,028
  Shares repurchased                                                                           (789)           (3,670)
  Net increase in shares outstanding                                                          3,052             1,276
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                          209             4,449
  Shares sold                                                                                   128               120
  Shares issued on reinvestment of dividends and distributions                                 (507)              196
  Shares repurchased                                                                                           (1,192)
   Net increase (decrease) in shares outstanding                                               (170)            3,573


                                                                                                Cash Management Fund
                                                                                           Six months        Year ended
                                                                                          ended June 30,    December 31,
                                                                                             2005 (1)          2004 (2)
Operations:
Net investment income (loss)                                                                 $2,634             1,953
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                                   -                (3)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                               (1)                2
 Net increase (decrease) in net assets
  resulting from operations                                                                   2,633             1,952

Dividends and distributions paid to
 shareholders:
Dividends from net investment income:
  Class 1                                                                                      (737)             (768)
  Class 2                                                                                    (1,087)             (570)
  Class 3                                                                                      (129)             (190)
   Total dividends from net investment income                                                (1,953)           (1,528)
Distributions from net realized gain
 on investments:
 Long-term net realized gains:
  Class 1                                                                                         -                 -
  Class 2                                                                                         -                 -
  Class 3                                                                                         -                 -
   Total distributions from net realized gain on
    investments                                                                                   -                 -
 Total dividends and distributions paid
  to shareholders                                                                            (1,953)           (1,528)

Capital share transactions:
 Class 1:
  Proceeds from shares sold                                                                  28,324            57,505
  Proceeds from reinvestment of dividends and distributions                                     737               768
  Cost of shares repurchased                                                                (27,525)          (83,096)
   Net increase (decrease) from Class 1 transactions                                          1,536           (24,823)
 Class 2:
  Proceeds from shares sold                                                                  74,525           110,357
  Proceeds from reinvestment of dividends and distributions                                   1,087               570
  Cost of shares repurchased                                                                (40,868)         (100,067)
  Net increase from Class 2 transactions                                                     34,744            10,860
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -            22,897
  Proceeds from shares sold                                                                  10,195            17,363
  Proceeds from reinvestment of dividends and distributions                                     129               190
  Cost of shares repurchased                                                                (12,093)          (20,507)
  Net increase (decrease) from Class 3 transactions                                          (1,769)           19,943
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                                 34,511             5,980

Total increase (decrease) in net assets                                                      35,191             6,404

Net assets:
Beginning of period                                                                         208,486           202,082
End of period                                                                             $ 243,677         $ 208,486
Undistributed (accumulated)
 net investment income (loss)                                                               $ 2,574           $ 1,893

Shares of beneficial interest:
 Class 1:
  Shares sold                                                                                 2,545             5,197
  Shares issued on reinvestment of dividends and distributions                                   66                70
  Shares repurchased                                                                         (2,468)           (7,510)
   Net increase (decrease) in shares outstanding                                                143            (2,243)
 Class 2:
  Shares sold                                                                                 6,717            10,009
  Shares issued on reinvestment of dividends and distributions                                   98                52
  Shares repurchased                                                                         (3,678)           (9,072)
  Net increase in shares outstanding                                                          3,137               989
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                            -             2,068
  Shares sold                                                                                   917             1,570
  Shares issued on reinvestment of dividends and distributions                                   12                17
  Shares repurchased                                                                         (1,087)           (1,855)
   Net increase (decrease) in shares outstanding                                               (158)            1,800



(1)  Unaudited.

(2)  Class 3 shares were issued January 16, (2004.)


See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS

                                                                      unaudited

1.  Organization and significant accounting policies

Organization - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:


Global Discovery Fund - Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.


Global Growth Fund - Long-term growth of capital by investing primarily in common stocks of companies located around the world.


Global Small Capitalization - Long-term growth of capital by investing primarily in stocks of smaller companies Fund located around the world.


Growth Fund - Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.


International Fund - Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.


New World Fund - Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.


Blue Chip Income and Growth Fund - To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.


Growth-Income  Fund - Growth of capital  and income by  investing  primarily  in
common  stocks  or  other   securities   that   demonstrate  the  potential  for
appreciation and/or dividends.


Asset Allocation Fund - High total return (including income and capital gains) consistent with long-term preservation of capital.


Bond Fund - As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.


High-Income Bond Fund - High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.


U.S. Government/AAA-Rated Securities Fund - A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.


Cash Management Fund - High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.


Each fund offers two or three share classes (1, 2, and 3). Class 3 shares were issued in conjunction with the substitution of Anchor Pathway Fund. Holders of each share class have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

         Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.
         Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days but now have 60 days or less remaining to maturity, are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the funds' Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of a security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange of rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

         Security transactions and related investment income - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses.
         The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

         Mortgage dollar rolls - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price.
         Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.


2. Non-U.S. investments Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.


3. Federal income taxation and distributions The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2004. These amounts will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates,. The funds will not make distributions from capital gains while capital loss carryforwards remain.




Additional tax basis disclosures as of June 30, 2005, are as follows:

                                                                                                             (dollars in thousands)

                                                                                                                    Global Small
                                                                                  Global            Global         Capitalization
                                                                              Discovery Fund      Growth Fund           Fund

Undistributed net investment income and currency gains                               376            18,407              3,067
Undistributed (accumulated) short-term capital gains (losses)                         40          (155,667)           (51,203)
Undistributed long-term capital gains                                                263            25,253             71,877
Gross unrealized appreciation on investment securities                             8,302           364,791            361,624
Gross unrealized depreciation on investment securities                            (1,881)          (58,284)           (85,411)
Net unrealized appreciation on investment securities                               6,421           306,507            276,213
Cost of portfolio securities                                                      74,505         1,944,187          1,381,570
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain                                              -                 -                  -


Capital loss carryforward expires in:
2006                                                                                   -               $ -                $ -
2007                                                                                   -                 -                  -
2008                                                                                   -                 -                  -
2009                                                                                   -            38,975              5,036
2010                                                                                   -            56,984             52,175
2011                                                                                   -            56,140              9,869
2012                                                                                   -                 -                  -
                                                                                       -         $ 152,099           $ 67,080


                                                                                               International         New World
                                                                              Growth Fund          Fund                Fund

Undistributed net investment income and currency gains                            59,815            51,165             5,966
Undistributed (accumulated) short-term capital gains (losses)                   (438,452)         (260,902)          (20,252)
Undistributed long-term capital gains                                             35,155           163,514            12,150
Gross unrealized appreciation on investment securities                         3,984,275           933,088           111,112
Gross unrealized depreciation on investment securities                          (318,093)         (110,772)           (8,469)
Net unrealized appreciation on investment securities                           3,666,182           822,316           102,643
Cost of portfolio securities                                                  15,220,999         4,092,867           438,326
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain                                              -              (705)


Capital loss carryforward expires in:
2006                                                                                 $ -               $ -               $ -
2007                                                                                   -                 -                 -
2008                                                                                   -                 -                 -
2009                                                                                   -                 -             6,712
2010                                                                             487,141           103,652             4,880
2011                                                                                   -           140,590             6,189
2012                                                                                   -                 -                 -
                                                                               $ 487,141         $ 244,242          $ 17,781


                                                                               Blue Chip                            Asset
                                                                               Income and         Growth-         Allocation
                                                                              Growth Fund       Income Fund          Fund

Undistributed net investment income and currency gains                            18,466           138,259             60,806
Undistributed (accumulated) short-term capital gains (losses)                     (5,607)           35,245            (33,145)
Undistributed long-term capital gains                                             36,119           167,133             85,306
Gross unrealized appreciation on investment securities                           393,752         3,158,523            586,622
Gross unrealized depreciation on investment securities                           (63,357)         (610,999)           (92,288)
Net unrealized appreciation on investment securities                             330,395         2,547,524            494,334
Cost of portfolio securities                                                   2,431,107        17,120,379          4,848,764
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain                                              -                 -                  -

Capital loss carryforward expires in:
2006                                                                                 $ -                 -                $ -
2007                                                                                   -                 -                  -
2008                                                                                   -                 -                  -
2009                                                                                   -                 -              6,258
2010                                                                                   -                 -             28,538
2011                                                                               5,114                 -             11,172
2012                                                                                   -                 -                  -
                                                                                 $ 5,114                 -           $ 45,968


                                                                                                                       U.S.
                                                                                                                   Government/
                                                                                                                    AAA-Rated
                                                                                                 High-Income     Securities Fund
                                                                                Bond Fund         Bond Fund            Fund

Undistributed net investment income and currency gains                            52,483            29,345             11,808
Undistributed (accumulated) short-term capital gains (losses)                     (3,481)         (144,530)            (7,375)
Undistributed long-term capital gains                                              7,703            11,229              1,957
Gross unrealized appreciation on investment securities                            69,835            44,057             14,651
Gross unrealized depreciation on investment securities                           (29,513)          (28,029)            (1,092)
Net unrealized appreciation on investment securities                              40,322            16,028             13,559
Cost of portfolio securities                                                   2,086,804           843,287            611,394
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain                                              -                 -


Capital loss carryforward expires in:
2006                                                                                 $ -           $ 3,141            $ 3,282
2007                                                                                   -               973                737
2008                                                                                   -                 -              4,040
2009                                                                                   -            54,476                  -
2010                                                                                   -            50,900                  -
2011                                                                               3,029            35,517                  -
2012                                                                                   -                 -                  -
                                                                                 $ 3,029         $ 145,007            $ 8,059


                                                                                    Cash
                                                                                 Management
                                                                                    Fund

Undistributed net investment income and currency gains                             2,597
Undistributed (accumulated) short-term capital gains (losses)                         (3)
Undistributed long-term capital gains                                                  -
Gross unrealized appreciation on investment securities                                 2
Gross unrealized depreciation on investment securities                                (1)
Net unrealized appreciation on investment securities                                   1
Cost of portfolio securities                                                     244,622
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain                                              -

Capital loss carryforward expires in:
2006                                                                                 $ -
2007                                                                                   -
2008                                                                                   -
2009                                                                                   -
2010                                                                                  -*
2011                                                                                   -
2012                                                                                   3
                                                                                     $ 3


*Amount less than one thousand.


4.  Fees  and  transactions  with  related  parties

Capital Research and Management Company (CRMC), the series' investment adviser, is the parent company of American Funds Service Company (AFS), the series' transfer agent, and American Funds Distributors, Inc. (AFD), the principal underwriter of the series' shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase.

The Board of Trustees approved an amended agreement effective April 1, 2005, that provided for reduced annual rates for Growth-Income Fund and Asset Alocation Fund. Additionally, CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended June 30, 2005 the total aggregate investment advisory services fees waived by CRMC were $7,767,000. As a result, the aggregate fees shown on the accompanying financial statements of $102,578,000 were reduced to $94,811,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:



                                                           Rates              Net asset level (in billions)
Fund                                         Beginning with     Ending with       Up to    In excess of
Global Discovery                                  .580 %           .440 %        $ .5         $ 1.0
Global Growth                                     .690             .480            .6           3.0
Global Small Capitalization                       .800             .670            .6           2.0
Growth                                            .500             .285            .6          27.0
International                                     .690             .430            .5          21.0
New World                                         .850             .710            .5           1.0
Blue Chip Income and Growth                       .500             .370            .6           4.0
Growth-Income                                     .500             .225            .6          21.0
Asset Allocation                                  .500             .250            .6           8.0
Bond                                              .480             .360            .6           3.0
High-Income Bond                                  .500             .420            .6           2.0
U.S. Government/AAA-Rated Securities              .460             .340            .6           2.0
Cash Management                                   .320                            all



                                         Annualized rates for        Annualized rates for
                                         the six months ended        the six months ended
                                             June 30,2005               June 30,2005
Fund                                        before waiver               after waiver
Global Discovery                                .58%                        .54%
Global Growth                                   .59                         .55
Global Small Capitalization                     .75                         .69
Growth                                          .34                         .31
International                                   .52                         .48
New World                                       .85                         .78
Blue Chip Income and Growth                     .44                         .41
Growth-Income                                   .28                         .26
Asset Allocation                                .34                         .32
Bond                                            .43                         .40
High-Income Bond                                .49                         .45
U.S. Government/AAA-Rated Securities            .46                         .42
Cash Management                                 .32                         .30


Transfer agent services - The aggregate fee of $25,000 was incurred during the six months ended June 30, 2005, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation on the accompanying financial statements includes $228,000 in current fees (either paid in cash or deferred) and a net increase of $34,000 in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the series.


5.  Distribution  services

The series has adopted plans of distribution for Classes 2 and 3 shares. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series for providing certain shareholder services. During the six months ended June 30,2005, distribution expenses under the plans for the series aggregated $53,108,000 for Class 2, and $1,148,000 for Class 3. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.


6. Investment  transactions and other disclosures

Each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2005, the custodian fees shown on the accompanying financial statements for the series of $2,703,000 included $72,000 that was offset by this reduction, rather than paid in cash.

As of June 30, 2005, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                                                                                             (dollars in thousands)

                                                                            Contract  amount                 U.S. valuation

                                                                                                                      Unrealized
Fund                           Non-U.S. currency sale contracts           Non-U.S.         U.S.           Amount     appreciation

Asset Allocation               Euro, expiring 7/7-9/30/2005          (euro) 5,710       $7,279            $6,914           $365
Bond                           Euro, expiring 9/14-9/15/2005                2,965        3,602             3,594              8
High-Income Bond               Euro, expiring 7/1-10/3/2005                 6,388        7,913             7,743            170


The following table presents additional information for the six months ended
June 30, 2005:



                                                                                                             (dollars in thousands)


                                                                                                                      Global Small
                                                                                        Global           Global      Capitalization
                                                                                    Discovery Fund    Growth Fund         Fund

Purchases of investment securities (1)                                                $ 14,964         $ 491,500       $ 463,224
Sales of investment securities (1)                                                       7,618           200,399         338,201
Non-U.S taxes withheld on dividend income                                                   32             2,409             832
Non-U.S taxes withheld on interest income                                                    -                 1              13
Non-U.S taxes paid on realized gains                                                         -                 -              79
Non-U.S taxes provided on unrealized gains as of June 30, 2005                               2               540           1,846



                                                                                                     International      New World
                                                                                    Growth Fund          Fund             Fund

Purchases of investment securities (1)                                             $ 3,252,966       $ 1,249,595       $ 136,013
Sales of investment securities (1)                                                   1,800,528           786,947          52,840
Non-U.S taxes withheld on dividend income                                                3,614             7,141             546
Non-U.S taxes withheld on interest income                                                    -                 -               4
Non-U.S taxes paid on realized gains                                                        -2                 -
Non-U.S taxes provided on unrealized gains as of June 30, 2005                             586             3,998             199


                                                                                    Blue Chip                             Asset
                                                                                   Income and           Growth-        Allocation
                                                                                  Growth Fund         Income Fund         Fund

Purchases of investment securities (1)                                               $ 473,677       $ 3,290,581      $1,247,082
Sales of investment securities (1)                                                     201,482         1,518,795         840,063
Non-U.S taxes withheld on dividend income                                                  319             3,538           1,045
Non-U.S taxes withheld on interest income                                                    -                 -               -
Non-U.S taxes paid on realized gains                                                         -                 -               -
Non-U.S taxes provided on unrealized gains as of June 30, 2005                               -                 -               -


                                                                                                                          U.S.
                                                                                                                       Government/
                                                                                                       High-Income      AAA-Rated
                                                                                      Bond Fund         Bond Fund    Securities Fund

Purchases of investment securities (1)                                               $ 634,573         $ 177,359       $ 357,722
Sales of investment securities (1)                                                     376,722           141,590         314,051
Non-U.S taxes withheld on dividend income                                                    -                 -               -
Non-U.S taxes withheld on interest income                                                    -                 -               -
Non-U.S taxes paid on realized gains                                                         -                 -               -
Non-U.S taxes provided on unrealized gains as of June 30, 2005                               -                 -               -


                                                                                        Cash
                                                                                     Management
                                                                                        Fund

Purchases of investment securities (1)                                             $ 1,190,868
Sales of investment securities (1)                                                   1,157,183
Non-U.S taxes withheld on dividend income                                                    -
Non-U.S taxes withheld on interest income                                                    -
Non-U.S taxes paid on realized gains                                                         -
Non-U.S taxes provided on unrealized gains as of June 30, 2005                               -


(1) Excludes short-term securities, except for the Cash Management Fund.

(2) Amount less than one thousand.




FINANCIAL HIGHLIGHTS (1)

                                                                                 Income (loss) from investment operations (2)
                                                                                                     Net
                                                   Net asset                                    gains (losses)
                                                    value,                   Net                 on securities           Total from
                                                   beginning              investment            (both realized           investment
Period ended                                       of period            income (loss)           and unrealized)          operations

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/05 (5)                                         $10.79                  $.06                  $ (.26)                 $ (.20)
12/31/04                                              9.94                   .08                     .98                    1.06
12/31/03                                              7.26                   .05                    2.67                    2.72
12/31/02                                              9.30                   .06                   (2.05)                  (1.99)
12/31/01                                             10.00                   .04                    (.70)                   (.66)
Class 2
6/30/05 (5)                                          10.76                   .05                    (.26)                   (.21)
12/31/04                                              9.92                   .06                     .97                    1.03
12/31/03                                              7.25                   .02                    2.67                    2.69
12/31/02                                              9.30                   .04                   (2.05)                  (2.01)
12/31/01                                             10.00                   .02                    (.69)                  (.67)

GLOBAL GROWTH FUND
Class 1
6/30/05 (5)                                         $17.31                  $.17                  $ (.21)                 $ (.04)
12/31/04                                             15.30                   .18                    1.92                    2.10
12/31/03                                             11.35                   .12                    3.91                    4.03
12/31/02                                             13.42                   .09                   (2.02)                  (1.93)
12/31/01                                             17.25                   .18                   (2.50)                  (2.32)
12/31/00                                             21.42                   .20                   (4.15)                  (3.95)
Class 2
6/30/05 (5)                                          17.23                   .15                    (.21)                   (.06)
12/31/04                                             15.25                   .14                    1.91                    2.05
12/31/03                                             11.32                   .09                    3.89                    3.98
12/31/02                                             13.38                   .06                   (2.01)                  (1.95)
12/31/01                                             17.21                   .13                   (2.49)                  (2.36)
12/31/00                                             21.41                   .15                   (4.13)                  (3.98)

GLOBAL SMALL CAPITALIZATION FUND
Class 1
6/30/05 (5)                                         $17.14                  $.07                   $ .89                   $ .96
12/31/04                                             14.15                   .02                    2.97                    2.99
12/31/03                                              9.27                     - (6)                4.97                    4.97
12/31/02                                             11.52                     - (6)               (2.15)                  (2.15)
12/31/01                                             14.28                   .03                   (1.81)                  (1.78)
12/31/00                                             17.37                   .09                   (2.81)                  (2.72)
Class 2
6/30/05 (5)                                          17.02                   .05                     .88                     .93
12/31/04                                             14.08                  (.01)                   2.95                    2.94
12/31/03                                              9.23                  (.03)                   4.95                    4.92
12/31/02                                             11.48                  (.02)                  (2.15)                  (2.17)
12/31/01                                             14.24                     - (6)               (1.80)                  (1.80)
12/31/00                                             17.36                   .04                   (2.80)                  (2.76)

GROWTH FUND
Class 1
6/30/05 (5)                                         $51.39                  $.22                  $ 1.59                  $ 1.81
12/31/04                                             45.74                   .32                    5.51                    5.83
12/31/03                                             33.47                   .16                   12.26                   12.42
12/31/02                                             44.30                   .12                  (10.87)                 (10.75)
12/31/01                                             73.51                   .18                  (11.99)                 (11.81)
12/31/00                                             70.62                   .41                    2.97                    3.38
Class 2
6/30/05 (5)                                          51.10                   .17                    1.56                    1.73
12/31/04                                             45.50                   .23                    5.45                    5.68
12/31/03                                             33.29                   .06                   12.19                   12.25
12/31/02                                             44.09                   .03                  (10.82)                 (10.79)
12/31/01                                             73.28                   .04                  (11.94)                 (11.90)
12/31/00                                             70.57                   .25                    2.95                    3.20
Class 3
6/30/05 (5)                                          51.38                   .18                    1.58                    1.76
12/31/04 (8)                                         47.74                   .24                    3.50                    3.74

INTERNATIONAL FUND
Class 1
6/30/05 (5)                                         $15.82                  $.20                   $ .02                   $ .22
12/31/04                                             13.41                   .22                    2.41                    2.63
12/31/03                                             10.07                   .15                    3.38                    3.53
12/31/02                                             12.02                   .15                   (1.90)                  (1.75)
12/31/01                                             20.59                   .22                   (3.79)                  (3.57)
12/31/00                                             26.74                   .18                   (5.90)                  (5.72)
Class 2
6/30/05 (5)                                          15.79                   .19                     .02                     .21
12/31/04                                             13.39                   .18                    2.41                    2.59
12/31/03                                             10.05                   .12                    3.37                    3.49
12/31/02                                             11.97                   .12                   (1.89)                  (1.77)
12/31/01                                             20.54                   .15                   (3.76)                  (3.61)
12/31/00                                             26.73                   .13                   (5.89)                  (5.76)
Class 3
6/30/05 (5)                                          15.82                   .18                     .02                     .20
12/31/04 (8)                                         13.76                   .20                    2.05                    2.25

NEW WORLD FUND
Class 1
6/30/05 (5)                                         $13.96                  $.19                   $ .42                   $ .61
12/31/04                                             11.99                   .23                    2.01                    2.24
12/31/03                                              8.76                   .21                    3.21                    3.42
12/31/02                                              9.44                   .20                    (.70)                   (.50)
12/31/01                                              9.85                   .24                    (.63)                   (.39)
12/31/00                                             11.77                   .24                   (1.70)                  (1.46)
Class 2
6/30/05 (5)                                          13.89                   .17                     .42                     .59
12/31/04                                             11.94                   .19                    2.01                    2.20
12/31/03                                              8.73                   .19                    3.19                    3.38
12/31/02                                              9.41                   .18                    (.70)                   (.52)
12/31/01                                              9.84                   .21                    (.62)                   (.41)
12/31/00                                             11.77                   .20                   (1.69)                  (1.49)

BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/05 (5)                                         $10.26                  $.09                  $ (.01)                  $ .08
12/31/04                                              9.41                   .15                     .78                     .93
12/31/03                                              7.17                   .13                    2.11                    2.24
12/31/02                                              9.43                   .16                   (2.32)                  (2.16)
12/31/01                                             10.00                   .09                    (.61)                   (.52)
Class 2
6/30/05 (5)                                          10.20                   .07                    (.01)                    .06
12/31/04                                              9.36                   .13                     .78                     .91
12/31/03                                              7.16                   .11                    2.09                    2.20
12/31/02                                              9.41                   .14                   (2.30)                  (2.16)
12/31/01                                             10.00                   .08                    (.63)                   (.55)

GROWTH-INCOME FUND
Class 1
6/30/05 (5)                                         $36.81                  $.31                  $ (.34)                 $ (.03)
12/31/04                                             33.61                   .48                    3.09                    3.57
12/31/03                                             25.63                   .42                    7.96                    8.38
12/31/02                                             31.70                   .41                   (6.16)                  (5.75)
12/31/01                                             35.23                   .51                     .49                    1.00
12/31/00                                             33.08                   .72                    1.98                    2.70
Class 2
6/30/05 (5)                                          36.64                   .27                    (.34)                   (.07)
12/31/04                                             33.48                   .41                    3.06                    3.47
12/31/03                                             25.52                   .34                    7.92                    8.26
12/31/02                                             31.58                   .35                   (6.14)                  (5.79)
12/31/01                                             35.13                   .41                     .52                     .93
12/31/00                                             33.07                   .65                    1.96                    2.61
Class 3
6/30/05 (5)                                          36.80                   .28                    (.34)                   (.06)
12/31/04 (8)                                         34.64                   .41                    2.07                    2.48

ASSET ALLOCATION FUND
Class 1
6/30/05 (5)                                         $15.49                  $.21                   $ .10                   $ .31
12/31/04                                             14.58                   .39                     .84                    1.23
12/31/03                                             12.23                   .41                    2.29                    2.70
12/31/02                                             14.30                   .45                   (2.19)                  (1.74)
12/31/01                                             15.71                   .49                    (.37)                    .12
12/31/00                                             15.07                   .56                     .13                     .69
Class 2
6/30/05 (5)                                          15.42                   .18                     .09                     .27
12/31/04                                             14.51                   .36                     .84                    1.20
12/31/03                                             12.18                   .37                    2.27                    2.64
12/31/02                                             14.25                   .42                   (2.18)                  (1.76)
12/31/01                                             15.67                   .45                    (.36)                    .09
12/31/00                                             15.06                   .53                     .13                     .66
Class 3
6/30/05 (5)                                          15.49                   .19                     .09                     .28
12/31/04 (8)                                         14.85                   .36                     .58                     .94

BOND FUND
Class 1
6/30/05 (5)                                         $11.57                  $.30                  $ (.15)                  $ .15
12/31/04                                             11.34                   .56                     .10                     .66
12/31/03                                             10.41                   .57                     .78                    1.35
12/31/02                                             10.44                   .67                    (.24)                    .43
12/31/01                                             10.18                   .77                     .08                     .85
12/31/00                                              9.74                   .80                    (.29)                    .51
Class 2
6/30/05 (5)                                          11.48                   .28                    (.14)                    .14
12/31/04                                             11.27                   .53                     .09                     .62
12/31/03                                             10.36                   .53                     .78                    1.31
12/31/02                                             10.40                   .64                    (.24)                    .40
12/31/01                                             10.16                   .73                     .08                     .81
12/31/00                                              9.74                   .78                    (.30)                    .48

HIGH-INCOME BOND FUND
Class 1
6/30/05 (5)                                         $12.89                  $.41                  $ (.36)                  $ .05
12/31/04                                             12.54                   .84                     .32                    1.16
12/31/03                                             10.44                   .90                    2.12                    3.02
12/31/02                                             11.78                  1.01                   (1.25)                   (.24)
12/31/01                                             12.25                  1.17                    (.23)                    .94
12/31/00                                             12.75                  1.24                   (1.63)                   (.39)
Class 2
6/30/05 (5)                                          12.81                   .39                    (.36)                    .03
12/31/04                                             12.47                   .81                     .32                    1.13
12/31/03                                             10.39                   .86                    2.12                    2.98
12/31/02                                             11.74                   .97                   (1.25)                   (.28)
12/31/01                                             12.22                  1.13                    (.23)                    .90
12/31/00                                             12.75                  1.22                   (1.64)                   (.42)
Class 3
6/30/05 (5)                                          12.87                   .40                    (.37)                    .03
12/31/04 (8)                                         12.79                   .78                     .11                     .89

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/05 (5)                                         $12.07                  $.23                   $ .08                   $ .31
12/31/04                                             12.24                   .45                    (.03)                    .42
12/31/03                                             12.37                   .46                    (.15)                    .31
12/31/02                                             11.87                   .54                     .55                    1.09
12/31/01                                             11.73                   .66                     .17                     .83
12/31/00                                             10.56                   .68                     .55                    1.23
Class 2
6/30/05 (5)                                          12.00                   .22                     .08                     .30
12/31/04                                             12.17                   .41                    (.03)                    .38
12/31/03                                             12.31                   .42                    (.14)                    .28
12/31/02                                             11.83                   .50                     .55                    1.05
12/31/01                                             11.70                   .62                     .18                     .80
12/31/00                                             10.56                   .65                     .55                    1.20
Class 3
6/30/05 (5)                                          12.05                   .22                     .08                     .30
12/31/04 (8)                                         12.34                   .41                    (.11)                    .30

CASH MANAGEMENT FUND
Class 1
6/30/05 (5)                                         $11.09                  $.13                   $ .01                   $ .14
12/31/04                                             11.07                   .11                       - (6)                 .11
12/31/03                                             11.17                   .07                       - (6)                 .07
12/31/02                                             11.41                   .14                       - (6)                 .14
12/31/01                                             11.65                   .41                     .01                     .42
12/31/00                                             11.05                   .65                     .01                     .66
Class 2
6/30/05 (5)                                          11.05                   .12                     .01                     .13
12/31/04                                             11.03                   .08                       - (6)                 .08
12/31/03                                             11.12                   .05                       - (6)                 .05
12/31/02                                             11.37                   .11                       - (6)                 .11
12/31/01                                             11.62                   .34                     .05                     .39
12/31/00                                             11.04                   .63                     .01                     .64
Class 3
6/30/05 (5)                                          11.07                   .12                       - (6)                 .12
12/31/04 (8)                                         11.07                   .09                       - (6)                 .09



                                                                  Dividends and distributions

                                                   Dividends
                                                   (from net           Distributions               Total
                                                   investment          (from capital            dividends and
Period ended                                        income)                gains)               distributions

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/05 (5)                                           $  - (6)            $ (.01)                 $ (.01)
12/31/04                                              (.09)                 (.12)                   (.21)
12/31/03                                              (.04)                    -                    (.04)
12/31/02                                              (.05)                    -                    (.05)
12/31/01                                              (.04)                    -                    (.04)
Class 2
6/30/05 (5)                                              - (6)              (.01)                   (.01)
12/31/04                                              (.07)                 (.12)                   (.19)
12/31/03                                              (.02)                    -                    (.02)
12/31/02                                              (.04)                    -                    (.04)
12/31/01                                              (.03)                    -                    (.03)

GLOBAL GROWTH FUND
Class 1
6/30/05 (5)                                         $ (.15)                  $ -                  $ (.15)
12/31/04                                              (.09)                    -                    (.09)
12/31/03                                              (.08)                    -                    (.08)
12/31/02                                              (.14)                    -                    (.14)
12/31/01                                              (.15)                (1.36)                  (1.51)
12/31/00                                              (.02)                 (.20)                   (.22)
Class 2
6/30/05 (5)                                           (.12)                    -                    (.12)
12/31/04                                              (.07)                    -                    (.07)
12/31/03                                              (.05)                    -                    (.05)
12/31/02                                              (.11)                    -                    (.11)
12/31/01                                              (.11)                (1.36)                  (1.47)
12/31/00                                              (.02)                 (.20)                   (.22)

GLOBAL SMALL CAPITALIZATION FUND
Class 1
6/30/05 (5)                                         $ (.21)                  $ -                  $ (.21)
12/31/04                                                 -                     -
12/31/03                                              (.09)                    -                    (.09)
12/31/02                                              (.10)                    -                    (.10)
12/31/01                                              (.13)                 (.85)                   (.98)
12/31/00                                              (.05)                 (.32)                   (.37)
Class 2
6/30/05 (5)                                           (.18)                    -                    (.18)
12/31/04                                                 -                     -
12/31/03                                              (.07)                    -                    (.07)
12/31/02                                              (.08)                    -                    (.08)
12/31/01                                              (.11)                 (.85)                   (.96)
12/31/00                                              (.04)                 (.32)                   (.36)

GROWTH FUND
Class 1
6/30/05 (5)                                         $ (.15)                  $ -                  $ (.15)
12/31/04                                              (.18)                    -                    (.18)
12/31/03                                              (.15)                    -                    (.15)
12/31/02                                              (.08)                    -                    (.08)
12/31/01                                              (.41)                (16.99)                (17.40)
12/31/00                                                 -                   (.49)                  (.49)
Class 2
6/30/05 (5)                                           (.13)                    -                    (.13)
12/31/04                                              (.08)                    -                    (.08)
12/31/03                                              (.04)                    -                    (.04)
12/31/02                                              (.01)                    -                    (.01)
12/31/01                                              (.30)                (16.99)                (17.29)
12/31/00                                                 -                   (.49)                  (.49)
Class 3
6/30/05 (5)                                           (.13)                    -                    (.13)
12/31/04 (8)                                          (.10)                    -                    (.10)

INTERNATIONAL FUND
Class 1
6/30/05 (5)                                         $ (.04)                  $ -                  $ (.04)
12/31/04                                              (.22)                    -                    (.22)
12/31/03                                              (.19)                    -                    (.19)
12/31/02                                              (.20)                    -                    (.20)
12/31/01                                              (.20)                (4.80)                  (5.00)
12/31/00                                              (.01)                 (.42)                   (.43)
Class 2
6/30/05 (5)                                           (.04)                    -                    (.04)
12/31/04                                              (.19)                    -                    (.19)
12/31/03                                              (.15)                    -                    (.15)
12/31/02                                              (.15)                    -                    (.15)
12/31/01                                              (.16)                (4.80)                  (4.96)
12/31/00                                              (.01)                 (.42)                   (.43)
Class 3
6/30/05 (5)                                           (.04)                    -                    (.04)
12/31/04 (8)                                          (.19)                    -                    (.19)

NEW WORLD FUND
Class 1
6/30/05 (5)                                         $ (.20)                  $ -                  $ (.20)
12/31/04                                              (.27)                    -                    (.27)
12/31/03                                              (.19)                    -                    (.19)
12/31/02                                              (.18)                    -                    (.18)
12/31/01                                              (.02)                    -                    (.02)
12/31/00                                              (.20)                 (.26)                   (.46)
Class 2
6/30/05 (5)                                           (.18)                    -                    (.18)
12/31/04                                              (.25)                    -                    (.25)
12/31/03                                              (.17)                    -                    (.17)
12/31/02                                              (.16)                    -                    (.16)
12/31/01                                              (.02)                    -                    (.02)
12/31/00                                              (.18)                 (.26)                   (.44)

BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/05 (5)                                         $ (.12)                    -                  $ (.12)
12/31/04                                              (.08)                    -                    (.08)
12/31/03                                                 -                     -                       -
12/31/02                                              (.10)                    -                    (.10)
12/31/01                                              (.05)                    -                    (.05)
Class 2
6/30/05 (5)                                           (.10)                    -                    (.10)
12/31/04                                              (.07)                    -                    (.07)
12/31/03                                                 -                     -                       -
12/31/02                                              (.09)                    -                    (.09)
12/31/01                                              (.04)                    -                    (.04)

GROWTH-INCOME FUND
Class 1
6/30/05 (5)                                         $ (.12)               $ (.15)                 $ (.27)
12/31/04                                              (.37)                    -                    (.37)
12/31/03                                              (.40)                    -                    (.40)
12/31/02                                              (.32)                    -                    (.32)
12/31/01                                              (.73)                    -                   (4.53)
12/31/00                                              (.06)                    -                    (.55)
Class 2
6/30/05 (5)                                           (.11)                    -                     (.26)
12/31/04                                              (.31)                    -                     (.31)
12/31/03                                              (.30)                    -                     (.30)
12/31/02                                              (.27)                    -                     (.27)
12/31/01                                              (.68)                    -                    (4.48)
12/31/00                                              (.06)                    -                     (.55)
Class 3
6/30/05 (5)                                           (.11)                    -                     (.26)
12/31/04 (8)                                          (.32)                    -                     (.32)

ASSET ALLOCATION FUND
Class 1
6/30/05 (5)                                         $ (.08)                  $ -                  $ (.08)
12/31/04                                              (.32)                    -                    (.32)
12/31/03                                              (.35)                    -                    (.35)
12/31/02                                              (.33)                    -                    (.33)
12/31/01                                              (.59)                 (.94)                  (1.53)
12/31/00                                              (.05)                                         (.05)
Class 2
6/30/05 (5)                                           (.07)                    -                    (.07)
12/31/04                                              (.29)                    -                    (.29)
12/31/03                                              (.31)                    -                    (.31)
12/31/02                                              (.31)                    -                    (.31)
12/31/01                                              (.57)                 (.94)                  (1.51)
12/31/00                                              (.05)                                         (.05)
Class 3
6/30/05 (5)                                           (.07)                    -                    (.07)
12/31/04 (8)                                          (.30)                    -                    (.30)

BOND FUND
Class 1
6/30/05 (5)                                         $ (.46)                    -                  $ (.46)
12/31/04                                              (.43)                    -                    (.43)
12/31/03                                              (.42)                    -                    (.42)
12/31/02                                              (.46)                    -                    (.46)
12/31/01                                              (.59)                    -                    (.59)
12/31/00                                              (.07)                    -                    (.07)
Class 2
6/30/05 (5)                                           (.44)                    -                    (.44)
12/31/04                                              (.41)                    -                    (.41)
12/31/03                                              (.40)                    -                    (.40)
12/31/02                                              (.44)                    -                    (.44)
12/31/01                                              (.57)                    -                    (.57)
12/31/00                                              (.06)                    -                    (.06)

HIGH-INCOME BOND FUND
Class 1
6/30/05 (5)                                         $ (.78)                    -                  $ (.78)
12/31/04                                              (.81)                    -                    (.81)
12/31/03                                              (.92)                    -                    (.92)
12/31/02                                             (1.10)                    -                   (1.10)
12/31/01                                             (1.41)                    -                   (1.41)
12/31/00                                              (.11)                    -                    (.11)
Class 2
6/30/05 (5)                                           (.75)                    -                    (.75)
12/31/04                                              (.79)                    -                    (.79)
12/31/03                                              (.90)                    -                    (.90)
12/31/02                                             (1.07)                    -                   (1.07)
12/31/01                                             (1.38)                    -                   (1.38)
12/31/00                                              (.11)                    -                    (.11)
Class 3
6/30/05 (5)                                           (.75)                    -                    (.75)
12/31/04 (8)                                          (.81)                    -                    (.81)

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/05 (5)                                         $ (.48)                    -                   $ (.48)
12/31/04                                              (.59)                    -                    (.59)
12/31/03                                              (.44)                    -                    (.44)
12/31/02                                              (.59)                    -                    (.59)
12/31/01                                              (.69)                    -                    (.69)
12/31/00                                              (.06)                    -                    (.06)
Class 2
6/30/05 (5)                                           (.46)                    -                    (.46)
12/31/04                                              (.55)                    -                    (.55)
12/31/03                                              (.42)                    -                    (.42)
12/31/02                                              (.57)                    -                    (.57)
12/31/01                                              (.67)                    -                    (.67)
12/31/00                                              (.06)                    -                    (.06)
Class 3
6/30/05 (5)                                           (.46)                    -                    (.46)
12/31/04 (8)                                          (.59)                    -                    (.59)

CASH MANAGEMENT FUND
Class 1
6/30/05 (5)                                         $ (.11)                    -                  $ (.11)
12/31/04                                              (.09)                    -                    (.09)
12/31/03                                              (.17)                    -                    (.17)
12/31/02                                              (.38)                    -                    (.38)
12/31/01                                              (.66)                    -                    (.66)
12/31/00                                              (.06)                    -                    (.06)
Class 2
6/30/05 (5)                                           (.09)                    -                    (.09)
12/31/04                                              (.06)                    -                    (.06)
12/31/03                                              (.14)                    -                    (.14)
12/31/02                                              (.36)                    -                    (.36)
12/31/01                                              (.64)                    -                    (.64)
12/31/00                                              (.06)                    -                    (.06)
Class 3
6/30/05 (5)                                           (.08)                    -                    (.08)
12/31/04 (8)                                          (.09)                    -                    (.09)



                                                   Net asset                                     Net assets,
                                                  value, end               Total                end of period
Period ended                                      of period                return               (in millions)

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/05 (5)                                         $10.58                 (1.83)%                   $20
12/31/04                                             10.79                 10.72                      20
12/31/03                                              9.94                 37.41                      17
12/31/02                                              7.26                (21.41)                     10
12/31/01                                              9.30                 (6.65)                     12
Class 2
6/30/05 (5)                                          10.54                 (1.93)                     61
12/31/04                                             10.76                 10.43                      51
12/31/03                                              9.92                 37.11                      24
12/31/02                                              7.25                (21.67)                      9
12/31/01                                              9.30                 (6.71)                      4

GLOBAL GROWTH FUND
Class 1
6/30/05 (5)                                         $17.12                  (.25)%                  $190
12/31/04                                             17.31                 13.80                     202
12/31/03                                             15.30                 35.63                     188
12/31/02                                             11.35                (14.46)                    152
12/31/01                                             13.42                (13.99)                    215
12/31/00                                             17.25                (18.71)                    317
Class 2
6/30/05 (5)                                          17.05                  (.36)                  2,058
12/31/04                                             17.23                 13.49                   1,796
12/31/03                                             15.25                 35.27                   1,082
12/31/02                                             11.32                (14.64)                    592
12/31/01                                             13.38                (14.22)                    600
12/31/00                                             17.21                (18.87)                    562

GLOBAL SMALL CAPITALIZATION FUND
Class 1
6/30/05 (5)                                         $17.89                  5.59 %                  $199
12/31/04                                             17.14                 21.13                     193
12/31/03                                             14.15                 53.92                     163
12/31/02                                              9.27                (18.83)                    108
12/31/01                                             11.52                (12.63)                    149
12/31/00                                             14.28                (16.33)                    213
Class 2
6/30/05 (5)                                          17.77                  5.47                   1,450
12/31/04                                             17.02                 20.88                   1,198
12/31/03                                             14.08                 53.53                     665
12/31/02                                              9.23                (19.05)                    290
12/31/01                                             11.48                (12.85)                    274
12/31/00                                             14.24                (16.53)                    234

GROWTH FUND
Class 1
6/30/05 (5)                                         $53.05                  3.52 %                $3,564
12/31/04                                             51.39                 12.75                   3,744
12/31/03                                             45.74                 37.15                   3,877
12/31/02                                             33.47                (24.27)                  3,195
12/31/01                                             44.30                (17.93)                  5,207
12/31/00                                             73.51                  4.72                   7,677
Class 2
6/30/05 (5)                                          52.70                  3.39                  14,767
12/31/04                                             51.10                 12.50                  12,055
12/31/03                                             45.50                 36.80                   7,107
12/31/02                                             33.29                (24.46)                  3,009
12/31/01                                             44.09                (18.15)                  2,937
12/31/00                                             73.28                  4.47                   2,356
Class 3
6/30/05 (5)                                          53.01                  3.43                     484
12/31/04 (8)                                         51.38                  7.85                     516
INTERNATIONAL FUND
Class 1
6/30/05 (5)                                         $16.00                  1.40 %                $1,420
12/31/04                                             15.82                 19.66                   1,495
12/31/03                                             13.41                 35.12                   1,431
12/31/02                                             10.07                (14.58)                  1,236
12/31/01                                             12.02                (19.73)                  1,772
12/31/00                                             20.59                (21.85)                  2,750
Class 2
6/30/05 (5)                                          15.96                  1.30                   3,392
12/31/04                                             15.79                 19.32                   2,752
12/31/03                                             13.39                 34.85                   1,385
12/31/02                                             10.05                (14.84)                    636
12/31/01                                             11.97                (19.89)                    628
12/31/00                                             20.54                (22.06)                    581
Class 3
6/30/05 (5)                                          15.98                  1.24                     108
12/31/04 (8)                                         15.82                 16.45                     115

NEW WORLD FUND
Class 1
6/30/05 (5)                                         $14.37                  4.40 %                   $70
12/31/04                                             13.96                 19.07                      63
12/31/03                                             11.99                 39.56                      47
12/31/02                                              8.76                 (5.45)                     35
12/31/01                                              9.44                 (3.99)                     37
12/31/00                                              9.85                (12.43)                     45
Class 2
6/30/05 (5)                                          14.30                  4.26                     475
12/31/04                                             13.89                 18.80                     373
12/31/03                                             11.94                 39.18                     224
12/31/02                                              8.73                 (5.66)                    124
12/31/01                                              9.41                 (4.19)                    116
12/31/00                                              9.84                (12.70)                    102

BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/05 (5)                                         $10.22                   .77 %                  $131
12/31/04                                             10.26                  9.94                     129
12/31/03                                              9.41                 31.24                     107
12/31/02                                              7.17                (22.93)                     54
12/31/01                                              9.43                 (5.23)                     49
Class 2
6/30/05 (5)                                          10.16                   .60                   2,634
12/31/04                                             10.20                  9.74                   2,349
12/31/03                                              9.36                 30.73                   1,490
12/31/02                                              7.16                (23.07)                    426
12/31/01                                              9.41                 (5.38)                    111

GROWTH-INCOME FUND
Class 1
6/30/05 (5)                                         $36.51                  (.09)%                $3,898
12/31/04                                             36.81                 10.66                   4,213
12/31/03                                             33.61                 32.76                   4,402
12/31/02                                             25.63                (18.15)                  3,741
12/31/01                                             31.70                  2.78                   5,428
12/31/00                                             35.23                  8.24                   6,022
Class 2
6/30/05 (5)                                          36.31                  (.21)                 15,225
12/31/04                                             36.64                 10.37                  13,105
12/31/03                                             33.48                 32.43                   7,824
12/31/02                                             25.52                (18.34)                  3,632
12/31/01                                             31.58                  2.56                   3,187
12/31/00                                             35.13                  7.95                   1,972
Class 3
6/30/05 (5)                                          36.48                  (.18)                    488
12/31/04 (8)                                         36.80                  7.18                     537

ASSET ALLOCATION FUND
Class 1
6/30/05 (5)                                         $15.72                  1.97 %                  $869
12/31/04                                             15.49                  8.50                     899
12/31/03                                             14.58                 22.14                     911
12/31/02                                             12.23                (12.19)                    797
12/31/01                                             14.30                   .77                   1,012
12/31/00                                             15.71                  4.62                   1,136
Class 2
6/30/05 (5)                                          15.62                  1.75                   4,381
12/31/04                                             15.42                  8.34                   3,797
12/31/03                                             14.51                 21.74                   2,314
12/31/02                                             12.18                (12.38)                  1,056
12/31/01                                             14.25                   .52                     730
12/31/00                                             15.67                  4.40                     453
Class 3
6/30/05 (5)                                          15.70                  1.81                      75
12/31/04 (8)                                         15.49                  6.38                      81

BOND FUND
Class 1
6/30/05 (5)                                         $11.26                  1.32 %                  $190
12/31/04                                             11.57                  6.04                     195
12/31/03                                             11.34                 13.07                     213
12/31/02                                             10.41                  4.26                     218
12/31/01                                             10.44                  8.48                     194
12/31/00                                             10.18                  5.22                     151
Class 2
6/30/05 (5)                                          11.18                  1.23                   1,962
12/31/04                                             11.48                  5.72                   1,759
12/31/03                                             11.27                 12.80                   1,280
12/31/02                                             10.36                  4.05                     697
12/31/01                                             10.40                  8.15                     349
12/31/00                                             10.16                  4.99                     144

HIGH-INCOME BOND FUND
Class 1
6/30/05 (5)                                         $12.16                   .40 %                  $333
12/31/04                                             12.89                  9.83                     364
12/31/03                                             12.54                 29.79                     411
12/31/02                                             10.44                 (1.51)                    335
12/31/01                                             11.78                  8.02                     403
12/31/00                                             12.25                 (3.06)                    436
Class 2
6/30/05 (5)                                          12.09                   .21                     502
12/31/04                                             12.81                  9.59                     444
12/31/03                                             12.47                 29.51                     319
12/31/02                                             10.39                 (1.83)                    183
12/31/01                                             11.74                  7.73                     156
12/31/00                                             12.22                 (3.31)                    117
Class 3
6/30/05 (5)                                          12.15                   .27                      41
12/31/04 (8)                                         12.87                  7.52                      46

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/05 (5)                                         $11.90                  2.62 %                  $270
12/31/04                                             12.07                  3.58                     286
12/31/03                                             12.24                  2.51                     373
12/31/02                                             12.37                  9.45                     517
12/31/01                                             11.87                  7.24                     386
12/31/00                                             11.73                 11.69                     362
Class 2
6/30/05 (5)                                          11.84                  2.50                     317
12/31/04                                             12.00                  3.30                     285
12/31/03                                             12.17                  2.28                     273
12/31/02                                             12.31                  9.15                     288
12/31/01                                             11.83                  7.02                     137
12/31/00                                             11.70                 11.39                      70
Class 3
6/30/05 (5)                                          11.89                  2.50                      40
12/31/04 (8)                                         12.05                  2.58                      43

CASH MANAGEMENT FUND
Class 1
6/30/05 (5)                                         $11.12                  1.24 %                   $80
12/31/04                                             11.09                   .96                      78
12/31/03                                             11.07                   .67                     103
12/31/02                                             11.17                  1.24                     203
12/31/01                                             11.41                  3.66                     218
12/31/00                                             11.65                  6.04                     211
Class 2
6/30/05 (5)                                          11.09                  1.13                     146
12/31/04                                             11.05                   .70                     110
12/31/03                                             11.03                   .47                      99
12/31/02                                             11.12                  1.00                     133
12/31/01                                             11.37                  3.43                     127
12/31/00                                             11.62                  5.83                      49
Class 3
6/30/05 (5)                                          11.11                  1.10                      18
12/31/04 (8)                                         11.07                   .78                      20


                                                 Ratio of expenses     Ratio of expenses        Ratio of
                                                  to average net        to average net      net income (loss)
                                                  assets before          assets after          to average
Period ended                                          waiver              waiver (3)           net assets

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/05 (5)                                            .61% (7)              .57% (7)               1.26% (7)
12/31/04                                               .61                   .60                    .81
12/31/03                                               .61                   .61                    .55
12/31/02                                               .61                   .61                    .69
12/31/01                                               .31                   .31                    .42
Class 2
6/30/05 (5)                                            .86 (7)               .82 (7)                1.03 (7)
12/31/04                                               .86                   .85                    .60
12/31/03                                               .86                   .86                    .28
12/31/02                                               .86                   .86                    .48
12/31/01                                               .42                   .42                    .21

GLOBAL GROWTH FUND
Class 1
6/30/05 (5)                                            .63% (7)              .59% (7)               2.02% (7)
12/31/04                                               .65                   .64                    1.15
12/31/03                                               .70                   .70                    .94
12/31/02                                               .71                   .71                    .73
12/31/01                                               .70                   .70                    1.24
12/31/00                                               .70                   .70                    .97
Class 2
6/30/05 (5)                                            .88 (7)               .84 (7)                1.83 (7)
12/31/04                                               .90                   .89                    .92
12/31/03                                               .95                   .95                    .68
12/31/02                                               .96                   .96                    .48
12/31/01                                               .95                   .95                    .88
12/31/00                                               .95                   .95                    .73

GLOBAL SMALL CAPITALIZATION FUND
Class 1
6/30/05 (5)                                            .80% (7)              .75% (7)               .75 % (7)
12/31/04                                               .81                   .80                    .15
12/31/03                                               .83                   .83                    (.03)
12/31/02                                               .84                   .84                    .04
12/31/01                                               .83                   .83                    .21
12/31/00                                               .86                   .86                    .52
Class 2
6/30/05 (5)                                            1.0 (7)               .99 (7)                .52  (7)
12/31/04                                               1.0                   1.0                   (.07)
12/31/03                                               1.0                   1.0                    (.28)
12/31/02                                               1.0                   1.0                    (.20)
12/31/01                                               1.0                   1.0                    (.05)
12/31/00                                               1.1                   1.1                    .25

GROWTH FUND
Class 1
6/30/05 (5)                                            .36% (7)              .33% (7)               .89 % (7)
12/31/04                                               .36                   .36                    .68
12/31/03                                               .39                   .39                    .41
12/31/02                                               .40                   .40                    .30
12/31/01                                               .38                   .38                    .34
12/31/00                                               .38                   .38                    .53
Class 2
6/30/05 (5)                                            .61 (7)               .58 (7)                .67  (7)
12/31/04                                               .61                   .61                    .50
12/31/03                                               .64                   .64                    .16
12/31/02                                               .65                   .65                    .07
12/31/01                                               .63                   .63                    .07
12/31/00                                               .63                   .63                    .33
Class 3
6/30/05 (5)                                            .54 (7)               .51 (7)                .71  (7)
12/31/04 (8)                                           .54 (7)               .53 (7)                .54  (7)

INTERNATIONAL FUND
Class 1
6/30/05 (5)                                            .58% (7)              .54% (7)               2.50% (7)
12/31/04                                               .60                   .59                    1.54
12/31/03                                               .63                   .63                    1.40
12/31/02                                               .63                   .63                    1.35
12/31/01                                               .61                   .61                    1.41
12/31/00                                               .59                   .59                     .72
Class 2
6/30/05 (5)                                            .83 (7)               .79 (7)                2.36 (7)
12/31/04                                               .84                   .83                    1.27
12/31/03                                               .88                   .88                    1.08
12/31/02                                               .88                   .88                    1.05
12/31/01                                               .86                   .86                    1.04
12/31/00                                               .84                   .84                     .50
Class 3
6/30/05 (5)                                            .76 (7)               .72 (7)                2.31 (7)
12/31/04 (8)                                           .77 (7)               .77 (7)                1.45 (7)

NEW WORLD FUND
Class 1
6/30/05 (5)                                            .94% (7)              .87% (7)               2.70% (7)
12/31/04                                               .93                   .92                    1.81
12/31/03                                               .92                   .92                    2.15
12/31/02                                               .91                   .91                    2.14
12/31/01                                               .91                   .91                    2.54
12/31/00                                               .92                   .92                    2.14
Class 2
6/30/05 (5)                                            1.1 (7)               1.1 (7)                2.49 (7)
12/31/04                                               1.1                   1.1                    1.57
12/31/03                                               1.1                   1.1                    1.90
12/31/02                                               1.1                   1.1                    1.89
12/31/01                                               1.1                   1.1                    2.25
12/31/00                                               1.1                   1.1                    1.83

BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/05 (5)                                            .45% (7)              .42% (7)               1.74% (7)
12/31/04                                               .46                   .46                    1.60
12/31/03                                               .52                   .50                    1.67
12/31/02                                               .52                   .52                    1.89
12/31/01                                               .25                   .25                    .93
Class 2
6/30/05 (5)                                            .70 (7)               .67 (7)                1.49 (7)
12/31/04                                               .71                   .70                    1.37
12/31/03                                               .76                   .74                    1.41
12/31/02                                               .77                   .77                    1.76
12/31/01                                               .37                   .37                    .82

GROWTH-INCOME FUND
Class 1
6/30/05 (5)                                            .30% (7)              .28% (7)               1.71% (7)
12/31/04                                               .31                   .30                    1.39
12/31/03                                               .34                   .34                    1.45
12/31/02                                               .35                   .35                    1.43
12/31/01                                               .35                   .35                    1.53
12/31/00                                               .35                   .35                    2.16
Class 2
6/30/05 (5)                                            .55 (7)               .53 (7)                1.48 (7)
12/31/04                                               .56                   .55                    1.19
12/31/03                                               .59                   .59                    1.18
12/31/02                                               .60                   .60                    1.22
12/31/01                                               .60                   .60                    1.25
12/31/00                                               .60                   .60                    1.92
Class 3
6/30/05 (5)                                            .48 (7)               .46 (7)                1.53 (7)
12/31/04 (8)                                           .49 (7)               .48 (7)                1.24 (7)

ASSET ALLOCATION FUND
Class 1
6/30/05 (5)                                            .36% (7)              .34% (7)               2.68% (7)
12/31/04                                               .38                   .37                    2.64
12/31/03                                               .42                   .42                    3.12
12/31/02                                               .45                   .45                    3.31
12/31/01                                               .45                   .45                    3.30
12/31/00                                               .45                   .45                    3.77
Class 2
6/30/05 (5)                                            .61 (7)               .58 (7)                2.43 (7)
12/31/04                                               .62                   .62                    2.42
12/31/03                                               .67                   .67                    2.81
12/31/02                                               .70                   .70                    3.11
12/31/01                                               .70                   .70                    3.03
12/31/00                                               .70                   .70                    3.53
Class 3
6/30/05 (5)                                            .54 (7)               .52 (7)                2.50 (7)
12/31/04 (8)                                           .55 (7)               .55 (7)                2.50 (7)

BOND FUND
Class 1
6/30/05 (5)                                            .45% (7)              .41% (7)               5.24% (7)
12/31/04                                               .45                   .44                    4.94
12/31/03                                               .47                   .47                    5.19
12/31/02                                               .49                   .49                    6.60
12/31/01                                               .49                   .49                    7.38
12/31/00                                               .51                   .51                    8.03
Class 2
6/30/05 (5)                                            .70 (7)               .66 (7)                5.00 (7)
12/31/04                                               .70                   .69                    4.68
12/31/03                                               .72                   .72                    4.88
12/31/02                                               .74                   .74                    6.34
12/31/01                                               .74                   .74                    7.06
12/31/00                                               .76                   .76                    7.87

HIGH-INCOME BOND FUND
Class 1
6/30/05 (5)                                            .50% (7)              .47% (7)               6.48% (7)
12/31/04                                               .50                   .50                    6.74
12/31/03                                               .51                   .51                    7.74
12/31/02                                               .52                   .52                    9.55
12/31/01                                               .51                   .51                    9.60
12/31/00                                               .52                   .52                    9.87
Class 2
6/30/05 (5)                                            .75 (7)               .72 (7)                6.22 (7)
12/31/04                                               .75                   .74                    6.48
12/31/03                                               .76                   .76                    7.41
12/31/02                                               .77                   .77                    9.28
12/31/01                                               .76                   .76                    9.37
12/31/00                                               .77                   .77                    9.76
Class 3
6/30/05 (5)                                            .69 (7)               .65 (7)                6.30 (7)
12/31/04 (8)                                           .68 (7)               .68 (7)                6.57 (7)

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/05 (5)                                            .47% (7)              .44% (7)               3.86% (7)
12/31/04                                               .47                   .46                    3.68
12/31/03                                               .46                   .46                    3.71
12/31/02                                               .47                   .47                    4.45
12/31/01                                               .47                   .47                    5.58
12/31/00                                               .49                   .49                    6.16
Class 2
6/30/05 (5)                                            .72 (7)               .69 (7)                3.62 (7)
12/31/04                                               .72                   .71                    3.42
12/31/03                                               .71                   .71                    3.43
12/31/02                                               .72                   .72                    4.14
12/31/01                                               .72                   .72                    5.27
12/31/00                                               .74                   .74                    5.89
Class 3
6/30/05 (5)                                            .65 (7)               .62 (7)                3.68 (7)
12/31/04 (8)                                           .65 (7)               .65 (7)                3.51 (7)

CASH MANAGEMENT FUND
Class 1
6/30/05 (5)                                            .34% (7)              .31% (7)               2.40% (7)
12/31/04                                               .37                   .36                     .96
12/31/03                                               .47                   .47                     .68
12/31/02                                               .46                   .46                    1.25
12/31/01                                               .46                   .46                    3.52
12/31/00                                               .46                   .46                    5.80
Class 2
6/30/05 (5)                                            .58 (7)               .56 (7)                2.17 (7)
12/31/04                                               .61                   .61                     .76
12/31/03                                               .72                   .72                     .42
12/31/02                                               .71                   .71                    1.00
12/31/01                                               .71                   .71                    2.99
12/31/00                                               .71                   .71                    5.60
Class 3
6/30/05 (5)                                            .52 (7)               .49 (7)                2.21 (7)
12/31/04 (8)                                           .54 (7)               .54 (7)                 .80  (7)




Portfolio turnover rate for all classes of shares
                                                    Six months ended                  Year Ended December 31
                                                    June 30, 2005 (5)     2004       2003    2002      2001    2000
Global Discovery Fund (4)                                13%               28%        30%     25%        4%     N/A
Global Growth Fund                                       11                24         27      30        38      41%
Global Small Capitalization Fund                         25                49         51      66        65      62
Growth Fund                                              12                30         34      34        31      48
International Fund                                       20                37         40      30        40      42
New World Fund                                           12                18         19      22        31      43
Blue Chip Income and Growth Fund (4)                      8                13         12       8        12      N/A
Growth-Income Fund                                       10                21         21      26        34      47
Asset Allocation Fund                                    19                20         20      25        32      32
Bond Fund                                                21                34         20      29        59      55
High-Income Bond Fund                                    19                38         48      45        42      50
U.S. Government/AAA-Rated Securities Fund                53                68         63      53        84      54
Cash Management Fund                                      -                -          -        -        -        -


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

(4)  Commenced operations July 5, 2001.

(5)  Unaudited.

(6)  Amount less than one cent.

(7)  Annualized.

(8)  From January 16, 2004, when Class 3 shares were first issued.

See Notes to Financial Statements




EXPENSE EXAMPLE                                                        unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Ending        Expenses         Annualized
                                            Beginning          account         paid          expense ratio
                                          account value         value         during
                                             1/1/2005         6/30/2005       period (1)

Global Discovery Fund
Class 1 -- actual return                     $1,000.00         $981.73         $2.80              .57%
Class 1 -- assumed 5% return                  1,000.00        1,021.97          2.86              .57
Class 2 -- actual return                      1,000.00          980.75          4.03              .82
Class 2 -- assumed 5% return                  1,000.00        1,020.73          4.11              .82

Global Growth Fund
Class 1 -- actual return                     $1,000.00         $997.50         $2.92              .59%
Class 1 -- assumed 5% return                  1,000.00        1,021.87          2.96              .59
Class 2 -- actual return                      1,000.00          996.40          4.16              .84
Class 2 -- assumed 5% return                  1,000.00        1,020.63          4.21              .84

Global Small Capitalization Fund
Class 1 -- actual return                     $1,000.00       $1,055.94         $3.82              .75%
Class 1 -- assumed 5% return                  1,000.00        1,021.08          3.76              .75
Class 2 -- actual return                      1,000.00        1,054.67          5.04              .99
Class 2 -- assumed 5% return                  1,000.00        1,019.89          4.96              .99

Growth Fund
Class 1 -- actual return                     $1,000.00       $1,035.16         $1.67              .33%
Class 1 -- assumed 5% return                  1,000.00        1,023.16          1.66              .33
Class 2 -- actual return                      1,000.00         1033.87          2.92              .58
Class 2 -- assumed 5% return                  1,000.00        1,021.92          2.91              .58
Class 3 -- actual return                      1,000.00        1,034.28          2.57              .51
Class 3 -- assumed 5% return                  1,000.00        1,022.27          2.56              .51

International Fund
Class 1 -- actual return                     $1,000.00       $1,013.95         $2.70              .54%
Class 1 -- assumed 5% return                  1,000.00        1,022.12          2.71              .54
Class 2 -- actual return                      1,000.00        1,013.03          3.94              .79
Class 2 -- assumed 5% return                  1,000.00        1,020.88          3.96              .79
Class 3 -- actual return                      1,000.00        1,012.38          3.59              .72
Class 3 -- assumed 5% return                  1,000.00        1,021.22          3.61              .72

New World Fund
Class 1 -- actual return                     $1,000.00       $1,043.95         $4.41              .87%
Class 1 -- assumed 5% return                  1,000.00        1,020.48          4.36              .87
Class 2 -- actual return                      1,000.00        1,042.58          5.67             1.12
Class 2 -- assumed 5% return                  1,000.00        1,019.24          5.61             1.12

Blue Chip Income and Growth Fund
Class 1 -- actual return                     $1,000.00       $1,007.71         $2.09              .42%
Class 1 -- assumed 5% return                  1,000.00        1,022.71          2.11              .42
Class 2 -- actual return                      1,000.00        1,006.01          3.33              .67
Class 2 -- assumed 5% return                  1,000.00        1,021.47          3.36              .67

Growth-Income Fund
Class 1 -- actual return                     $1,000.00         $999.10         $1.39              .28%
Class 1 -- assumed 5% return                  1,000.00        1,023.41          1.40              .28
Class 2 -- actual return                      1,000.00          997.91          2.63              .53
Class 2 -- assumed 5% return                  1,000.00        1,022.17          2.66              .53
Class 3 -- actual return                      1,000.00          998.20          2.28              .46
Class 3 -- assumed 5% return                  1,000.00        1,022.51          2.31              .46

Asset Allocation Fund
Class 1 -- actual return                     $1,000.00       $1,019.71         $1.70              .34%
Class 1 -- assumed 5% return                  1,000.00        1,023.11          1.71              .34
Class 2 -- actual return                      1,000.00        1,017.53          2.90              .58
Class 2 -- assumed 5% return                  1,000.00        1,021.92          2.91              .58
Class 3 -- actual return                      1,000.00        1,018.10          2.60              .52
Class 3 -- assumed 5% return                  1,000.00        1,022.22          2.61              .52

Bond Fund
Class 1 -- actual return                     $1,000.00       $1,013.21         $2.05              .41%
Class 1 -- assumed 5% return                  1,000.00        1,022.76          2.06              .41
Class 2 -- actual return                      1,000.00        1,012.26          3.29              .66
Class 2 -- assumed 5% return                  1,000.00        1,021.52          3.31              .66

High-Income Bond Fund
Class 1 -- actual return                     $1,000.00       $1,003.95         $2.34              .47%
Class 1 -- assumed 5% return                  1,000.00        1,022.46          2.36              .47
Class 2 -- actual return                      1,000.00        1,002.12          3.57              .72
Class 2 -- assumed 5% return                  1,000.00        1,021.22          3.61              .72
Class 3 -- actual return                      1,000.00        1,002.70          3.23              .65
Class 3 -- assumed 5% return                  1,000.00        1,021.57          3.26              .65

U.S. Government/AAA-Rated Securities Fund
Class 1 -- actual return                     $1,000.00       $1,026.17         $2.21              .44%
Class 1 -- assumed 5% return                  1,000.00        1,022.61          2.21              .44
Class 2 -- actual return                      1,000.00        1,024.98          3.46              .69
Class 2 -- assumed 5% return                  1,000.00        1,021.37          3.46              .69
Class 3 -- actual return                      1,000.00        1,024.97          3.11              .62
Class 3 -- assumed 5% return                  1,000.00        1,021.72          3.11              .62

Cash Management Fund
Class 1 -- actual return                     $1,000.00       $1,012.35         $1.55              .31%
Class 1 -- assumed 5% return                  1,000.00        1,023.26          1.56              .31
Class 2 -- actual return                      1,000.00        1,011.32          2.79              .56
Class 2 -- assumed 5% return                  1,000.00        1,022.02          2.81              .56
Class 3 -- actual return                      1,000.00        1,011.02          2.44              .49
Class 3 -- assumed 5% return                  1,000.00        1,022.36          2.46              .49


(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).




APPROVAL OF AMENDMENT AND RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The series' Board of Trustees has approved the renewal of the Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through June 30, 2006, for the following funds: Growth Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund. The Board of Trustees also approved an amendment to the agreement adding additional advisory fee breakpoints for Growth-Income Fund (0.230% on net assets between $17 billion and $21 billion; and 0.225% on net assets over $21 billion) and Asset Allocation Fund (0.26% on net assets between $5 billion and $8 billion; and 0.25% on net assets over $8 billion). Both the amendment and the renewal of the agreement were approved by the Board following the recommendation of the series' Contracts Committee (the "committee"), which is composed of the following independent Trustees: Lee A. Ault, III; H. Frederick Christie; Joe E. Davis; Martin Fenton; Leonard F. Fuller; Mary Myers Kauppila (committee Chair); and Kirk P. Pendleton. The information, material factors and conclusions that formed the basis for the committee's recommendation and the Board's subsequent approval are described below.

INFORMATION RECEIVED

Materials reviewed -- During the course of each year, the independent Trustees receive a wide variety of materials relating to the services provided by CRMC, including reports on each fund's investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to the series. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the funds' investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each fund.

Review process -- The committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The committee discussed the renewal and amendment of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend the renewal and amendment of the agreement, the committee did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the committee.

NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, its personnel and its resources -- The Board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. They further considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other services -- The Board and the committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs, its efforts to keep the Trustees informed and its attention to matters that may involve conflicts of interest with the series. The Board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements, including the administrative, legal, and fund accounting and treasury functions.

The Board and the committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit each fund and its shareholders.

INVESTMENT RESULTS

The Board and the committee considered each fund's unique, balanced pursuit of its investment objectives and the investment results of each fund in light of its objectives. They compared each fund's total returns with various independent mutual fund indexes. The Board and the committee noted that the investment results of Growth Fund, Growth-Income Fund and Asset Allocation Fund for the five- and 10-year periods ended January 31, 2005, and for the one-year period ended December 31, 2004, all exceeded the relevant indexes. The Board and the committee noted that the investment results of High-Income Bond Fund for these same periods exceeded the relevant index for the five- and 10-year periods and closely approximated the one-year index result. The Board and the committee noted that the investment results of Bond Fund for these same periods were within 100 basis points of the relevant index for each period. The Board and the committee also noted that each of the above-referenced funds generally outpaced the median and average funds in its peer group in each period. With respect to Blue Chip Income and Growth Fund, the Board and the committee noted that the investment results of this fund lagged its index and peer group, but noted the limited operating history of this fund, which commenced operations in July 2001. In addition, the Board and the committee also reviewed information prepared by CRMC suggesting that each fund's returns over these same periods were achieved for materially less risk (measured by reference to volatility). The Board and the committee ultimately concluded that CRMC's record in managing each fund indicates that its continued management will benefit each fund and its shareholders.

ADVISORY FEES AND TOTAL EXPENSES

The Board and the committee reviewed the advisory fees and total expenses of each fund (each as a percentage of average net assets) and compared such amounts with the average fees and expense levels of other funds in the applicable indexes. The Board and the committee observed that each fund's advisory fees and total expenses (each as a percentage of average net assets) were well below the median fees and expense levels of the other funds in the indexes. The Board and the committee also noted the 5% voluntary advisory fee waiver that CRMC put into effect complexwide during 2004. The Board and the committee concluded that the relatively low level of the fees charged by CRMC will benefit each fund and its shareholders.

The Board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities with respect to the American Funds, and the more comprehensive regulatory regime applicable to mutual funds. The Board and the committee also reviewed information regarding the advisory fees paid by other mutual funds advised by CRMC with similar investment mandates and found them to be comparable.

ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the committee considered CRMC's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoints in each fund's advisory fee structure provide for reductions in the level of fees charged by CRMC to the fund as fund assets increase, reflecting economies of scale in the cost of operations that are shared with fund shareholders. The Board and the committee concluded that each fund's cost structure was reasonable and that CRMC was sharing economies of scale with each fund and its shareholders, to their benefit.

ANCILLARY BENEFITS

The Board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the American Funds' principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the committee concluded that the agreement is fair and reasonable to each fund and its shareholders, that each fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds, and that the amendment and renewal of the agreement was in the best interests of each fund and its shareholders.


BOARD OF TRUSTEES

"Non-interested" Trustees

                                             YEAR FIRST
                                               ELECTED
                                              A TRUSTEE
NAME AND AGE                               OF THE SERIES(1)   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Lee A. Ault III, 69                             1999          Chairman of the Board, In-Q-Tel, Inc. (information technology); former
                                                              Chairman of the Board, President and CEO, Telecredit, Inc.

H. Frederick Christie, 72                       1994          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California Edison
                                                              Company)

Joe E. Davis, 71                                1991          Private investor; former Chairman of the Board, Linear Corporation;
                                                              former President and CEO, National Health Enterprises, Inc.

Martin Fenton, 70                               1995          Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 59                           1999          President and CEO, Fuller Consulting (financial management consulting firm)

Mary Myers Kauppila, 51                         1994          Private investor; Chairman of the Board and CEO, Ladera Management
                                                              Company (venture capital and agriculture); former owner and President,
                                                              Energy Investment, Inc.

Kirk P. Pendleton, 65                           1996          Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)



"NON-INTERESTED" TRUSTEES

                                             NUMBER OF
                                             PORTFOLIOS
                                              IN FUND
                                             COMPLEX(2)
                                            OVERSEEN BY
NAME AND AGE                                   TRUSTEE        OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

Lee A. Ault III, 69                               1           Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 72                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 71                                  1           Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 70                                16           None

Leonard R. Fuller, 59                            14           None

Mary Myers Kauppila, 51                           5           None

Kirk P. Pendleton, 65                             6           None




"INTERESTED" TRUSTEES(4)

                                             YEAR FIRST
                                             ELECTED A
                                             TRUSTEE OR       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                                  OFFICER        AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH SERIES                      OF THE SERIES(1)    PRINCIPAL UNDERWRITER OF THE SERIES

James K. Dunton, 67                             1993          Senior Vice President and Director, Capital
Chairman of the Board                                         Research and Management Company

Donald D. O'Neal, 45                            1998          Senior Vice President, Capital Research and
President                                                     Management Company

Michael J. Downer, 50                           1991          Vice President and Secretary, Capital Research
Senior Vice President                                         and Management Company; Secretary and
                                                              Director, American Funds Distributors, Inc.;(5)
                                                              Director, Capital Bank and Trust Company(5)

"INTERESTED" TRUSTEES(4)

                                              NUMBER OF
                                             PORTFOLIOS
                                               IN FUND
                                             COMPLEX(2)
NAME, AGE AND                                OVERSEEN BY
POSITION WITH SERIES                           TRUSTEE        OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

James K. Dunton, 67                               2           None
Chairman of the Board

Donald D. O'Neal, 45                              3           None
President

Michael J. Downer, 50                             1           None
Senior Vice President


THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT
THE SERIES' TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING
AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND
OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071,
ATTENTION: FUND SECRETARY.


OTHER OFFICERS

                                             YEAR FIRST
                                             ELECTED AN       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                  OFFICER        POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH SERIES                       OF THE SERIES(1)   PRINCIPAL UNDERWRITER OF THE SERIES

Alan N. Berro, 44                               1998          Vice President, Capital Research and Management
Senior Vice President                                         Company; Senior Vice President, Capital Research Company(5)

Abner D. Goldstine, 75                          1993          Senior Vice President and Director, Capital Research
Senior Vice President                                         and Management Company

John H. Smet, 48                                1994          Senior Vice President, Capital Research and
Senior Vice President                                         Management Company; Director, American Funds Distributors, Inc.(5)

Claudia P. Huntington, 53                       1994          Senior Vice President, Capital Research and
Vice President                                                Management Company; Director, The Capital Group Companies, Inc.(5)

Robert W. Lovelace, 42                          1997          Senior Vice President, Capital Research and
Vice President                                                Management Company; Chairman of the Board, Capital Research Company;
                                                              (5) Director, The Capital Group Companies, Inc.(5)

Susan M. Tolson, 43                             1999          Senior Vice President, Capital Research Company(5)
Vice President

Chad L. Norton, 45                              1994          Vice President -- Fund Business Management
Secretary                                                     Group, Capital Research and Management Company

David A. Pritchett, 39                          1999          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Steven I. Koszalka, 41                          2003          Fund Boards Specialist, Capital Research and
Assistant Secretary                                           Management Company

Sheryl F. Johnson, 37                           1997          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

Jeffrey P. Regal, 34                            2004          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company


(1) Trustees and officers of the series serve until their resignation, removal or retirement.

(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.

(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.

(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).

(5)  Company affiliated with Capital Research and Management Company.




[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

OFFICES OF THE SERIES AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete June 30, 2005, portfolios of American Funds Insurance Series' investments are available free of charge on the SEC website or upon request by calling AFS.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2005, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. INGESR-995-0805P

Litho in USA RCG/AL/6311-S4669

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


AMERICAN FUNDS INSURANCE SERIES(R)
GLOBAL DISCOVERY FUND
INVESTMENT PORTFOLIO

June 30, 2005                                                                                                              unaudited


                                                                                                                        Market value
Common stocks -- 75.53%                                                                                      Shares            (000)

RETAILING -- 10.16%
Best Buy Co., Inc.                                                                                           20,200           $1,385
IAC/InterActiveCorp(1)                                                                                       55,200            1,328
Limited Brands, Inc.                                                                                         61,000            1,307
Lowe's Companies, Inc.                                                                                       21,300            1,240
Target Corp.                                                                                                 22,500            1,224
CarMax, Inc.(1)                                                                                              22,000              586
eBay Inc.(1)                                                                                                 14,000              462
Kingfisher PLC(2)                                                                                           105,000              461
Williams-Sonoma, Inc.(1)                                                                                      6,800              269
                                                                                                                               8,262

TELECOMMUNICATION SERVICES -- 9.54%
Telefonica, SA(2)                                                                                            80,600            1,311
Royal KPN NV(2)                                                                                             147,260            1,227
Qwest Communications International Inc.(1)                                                                  240,000              890
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(2)                                1,574,000              805
France Telecom, SA(2)                                                                                        26,000              755
Telephone and Data Systems, Inc.                                                                              6,500              265
Telephone and Data Systems, Inc., Special Common Shares                                                       6,500              249
Maxis Communications Bhd.(2)                                                                                200,000              505
China Unicom Ltd.(2)                                                                                        600,000              501
MobileOne Ltd(2)                                                                                            372,000              478
Telekom Austria AG(2)                                                                                        17,143              330
CenturyTel, Inc.                                                                                              7,000              242
Vodafone Group PLC(2)                                                                                        82,000              199
                                                                                                                               7,757

BANKS -- 9.06%
Mitsui Trust Holdings, Inc.(2)                                                                               77,000              789
ABN AMRO Holding NV(2)                                                                                       31,660              776
Freddie Mac                                                                                                  11,000              718
Siam City Bank PCL(2)                                                                                       745,000              471
Siam City Bank PCL, nonvoting depositary receipt(2)                                                         300,000              179
Societe Generale(2)                                                                                           6,000              608
Wells Fargo & Co.                                                                                             9,500              585
Royal Bank of Scotland Group PLC(2)                                                                          18,023              542
UFJ Holdings, Inc.(1,2)                                                                                         100              520
Grupo Financiero Banorte, SA de CV                                                                           70,000              461
DEPFA BANK PLC(2)                                                                                            27,000              431
Banco Santander Central Hispano, SA(2)                                                                       29,558              342
Mizuho Financial Group, Inc.(2)                                                                                  75              336
City National Corp.                                                                                           4,200              301
Malayan Banking Bhd.(2)                                                                                      76,500              217
Fannie Mae                                                                                                    1,550               91
                                                                                                                               7,367

SOFTWARE & SERVICES -- 8.08%
Microsoft Corp.                                                                                              56,500            1,403
First Data Corp.                                                                                             24,210              972
Yahoo! Inc.(1)                                                                                               23,200              804
NHN Corp.(1,2)                                                                                                6,638              680
Intuit Inc.(1)                                                                                               13,000              587
Novell, Inc.(1)                                                                                              90,000              558
Paychex, Inc.                                                                                                16,200              527
Automatic Data Processing, Inc.                                                                              11,300              474
Compuware Corp.(1)                                                                                           43,000              309
NAVTEQ Corp.(1)                                                                                               6,900              257
                                                                                                                               6,571

HEALTH CARE EQUIPMENT & SERVICES -- 5.03%
Express Scripts, Inc.(1)                                                                                     20,000            1,000
HCA Inc.                                                                                                     15,500              878
Aetna Inc.                                                                                                    9,800              812
Caremark Rx, Inc.(1)                                                                                         17,000              757
Alfresa Holdings Corp.(2)                                                                                    14,500              645
                                                                                                                               4,092

MEDIA -- 4.37%
Liberty Media Corp., Class A(1)                                                                             122,000            1,243
Reader's Digest Assn., Inc., Class A                                                                         40,500              668
Liberty Media International, Inc., Class A(1)                                                                13,720              640
Walt Disney Co.                                                                                              20,000              504
Time Warner Inc.(1)                                                                                          30,000              501
                                                                                                                               3,556

TECHNOLOGY HARDWARE & EQUIPMENT -- 3.84%
Cisco Systems, Inc.(1)                                                                                       69,600            1,330
Andrew Corp.(1)                                                                                              50,000              638
Nidec Corp.(2)                                                                                                4,500              472
Murata Manufacturing Co., Ltd.(2)                                                                             5,800              293
Symbol Technologies, Inc.                                                                                    24,300              240
International Business Machines Corp.                                                                         2,000              148
                                                                                                                               3,121

COMMERCIAL SERVICES & SUPPLIES -- 3.04%
Rentokil Initial PLC(2)                                                                                     390,000            1,111
Robert Half International Inc.                                                                               24,000              600
United Stationers Inc.(1)                                                                                    12,000              589
SIRVA, Inc.(1)                                                                                               20,000              170
                                                                                                                               2,470


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.64%
Texas Instruments Inc.                                                                                       25,000              702
Novellus Systems, Inc.(1)                                                                                    20,000              494
Applied Materials, Inc.                                                                                      17,000              275
Taiwan Semiconductor Manufacturing Co. Ltd.(2)                                                              135,842              233
Xilinx, Inc.                                                                                                  6,000              153
Maxim Integrated Products, Inc.                                                                               4,000              153
Altera Corp.(1)                                                                                               7,000              139
                                                                                                                               2,149

TRANSPORTATION -- 2.61%
United Parcel Service, Inc., Class B                                                                         13,000              899
Singapore Post Private Ltd.(2)                                                                            1,000,000              587
Qantas Airways Ltd.(2)                                                                                      147,399              374
Ryanair Holdings PLC (ADR)(1)                                                                                 3,100              139
Southwest Airlines Co.                                                                                        8,800              123
                                                                                                                               2,122

FOOD & STAPLES RETAILING -- 2.36%
Koninklijke Ahold NV(1,2)                                                                                    81,000              660
Walgreen Co.                                                                                                 11,500              529
Costco Wholesale Corp.                                                                                       11,000              493
Wal-Mart de Mexico, SA de CV, Series V                                                                       59,300              240
                                                                                                                               1,922

INSURANCE -- 2.29%
American International Group, Inc.                                                                           22,875            1,329
W.R. Berkley Corp.                                                                                           15,000              535
                                                                                                                               1,864

DIVERSIFIED FINANCIALS -- 2.25%
Citigroup Inc.                                                                                               27,500            1,271
Capital One Financial Corp.                                                                                   7,000              560
                                                                                                                               1,831

CONSUMER SERVICES -- 1.45%
Outback Steakhouse, Inc.                                                                                     14,000              633
Carnival Corp., units                                                                                        10,000              546
                                                                                                                               1,179

ENERGY -- 1.19%
Baker Hughes Inc.                                                                                            10,000              511
Schlumberger Ltd.                                                                                             6,000              456
                                                                                                                                 967

UTILITIES -- 0.87%
Veolia Environnement(2)                                                                                       9,700              363
Hong Kong and China Gas Co. Ltd.(2)                                                                         150,000              302
AES Corp.(1)                                                                                                  2,300               38
                                                                                                                                 703

CAPITAL GOODS -- 0.77%
Hagemeyer NV(1,2)                                                                                           267,000              629


MATERIALS -- 0.74%
Nitto Denko Corp.(2)                                                                                         10,500              598


CONSUMER DURABLES & APPAREL -- 0.58%
Garmin Ltd.                                                                                                  11,000              470


MISCELLANEOUS -- 4.66%
Other common stocks in initial period of acquisition                                                                           3,787


TOTAL COMMON STOCKS (cost: $54,842,000)                                                                                       61,417


                                                                                                    Principal amount
Convertible securities -- 0.63%                                                                                (000)

TECHNOLOGY HARDWARE & EQUIPMENT -- 0.63%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                          $   500              516

TOTAL CONVERTIBLE SECURITIES (cost: $520,000)                                                                                    516


Short-term securities -- 23.36%

Three Pillars Funding, LLC 3.27% due 7/26/2005(3)                                                             2,000            1,995
Coca-Cola Co. 3.03% due 7/12/2005                                                                             1,900            1,898
Emerson Electric Co. 3.06% due 7/12/2005(3)                                                                   1,700            1,698
Bellsouth Corp. 3.17% due 7/20/2005(3)                                                                        1,700            1,697
IBM Corp. 3.15% due 7/8/2005                                                                                  1,600            1,599
DuPont (E.I.) de Nemours & Co. 3.15% due 7/18/2005                                                            1,400            1,398
PepsiCo Inc. 3.20% due 7/22/2005(3)                                                                           1,300            1,297
Gannett Co. 3.12% due 8/10/2005(3)                                                                            1,200            1,196
General Electric Capital Corp. 3.38% due 7/1/2005                                                             1,100            1,100
Harley-Davidson Funding Corp. 3.13% due 8/10/2005(3)                                                          1,100            1,096
Park Avenue Receivables Co., LLC 3.23% due 7/21/2005(3)                                                       1,000              998
Triple-A One Funding Corp. 3.25% due 7/25/2005(3)                                                             1,000              998
Hewlett-Packard Co. 3.25% due 7/26/2005(3)                                                                      900              898
USAA Capital Corp. 3.10% due 7/5/2005                                                                           625              625
Procter & Gamble Co. 3.01% due 7/5/2005(3)                                                                      500              500

TOTAL SHORT-TERM SECURITIES (cost: $18,993,000)                                                                               18,993


TOTAL INVESTMENT SECURITIES (cost: $74,355,000)                                                                               80,926
OTHER ASSETS LESS LIABILITIES                                                                                                    392

NET ASSETS                                                                                                                   $81,318


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 38 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $21,005,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $12,373,000, which represented 15.22% of the net assets of the fund.


ADR = American Depositary Receipts




GLOBAL GROWTH FUND
INVESTMENT PORTFOLIO

June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 87.10%                                                                                      Shares            (000)


FINANCIALS -- 13.77%
Societe Generale(1)                                                                                         419,400        $  42,527
Kookmin Bank(1)                                                                                             784,710           35,445
UFJ Holdings, Inc.(1,2)                                                                                       6,013           31,279
Macquarie Bank Ltd.(1)                                                                                      650,291           29,317
HSBC Holdings PLC (United Kingdom)(1)                                                                     1,757,948           27,853
Banco Santander Central Hispano, SA(1)                                                                    1,343,637           15,527
American International Group, Inc.                                                                          225,000           13,072
Mizuho Financial Group, Inc.(1)                                                                               2,750           12,334
Erste Bank der oesterreichischen Sparkassen AG(1)                                                           238,800           11,889
Shanghai Forte Land Co., Ltd., Class H(1)                                                                41,274,000           10,665
Westpac Banking Corp.(1)                                                                                    690,449           10,445
Mitsui Trust Holdings, Inc.(1)                                                                              894,000            9,166
ING Groep NV(1)                                                                                             272,172            7,628
Citigroup Inc.                                                                                              150,000            6,934
Bayerische Hypo- und Vereinsbank AG(1,2)                                                                    235,000            6,091
Allianz AG(1)                                                                                                50,000            5,699
Marsh & McLennan Companies, Inc.                                                                            200,000            5,540
Westfield Group(1)                                                                                          400,000            5,360
Westfield Group(1,2)                                                                                         12,507              168
Shinhan Financial Group Co., Ltd.(1)                                                                        202,000            5,205
Bank of Nova Scotia                                                                                         140,000            4,625
J.P. Morgan Chase & Co.                                                                                     100,000            3,532
Mitsui Sumitomo Insurance Co., Ltd.(1)                                                                      350,000            3,145
Royal Bank of Canada                                                                                         50,000            3,093
Capital One Financial Corp.                                                                                  38,000            3,040
                                                                                                                             309,579

INFORMATION TECHNOLOGY -- 13.44%
Samsung Electronics Co., Ltd.(1)                                                                             61,873           29,201
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                           12,530,550           21,536
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                          429,049            3,913
Rohm Co., Ltd.(1)                                                                                           253,400           24,224
Texas Instruments Inc.                                                                                      703,500           19,747
AU Optronics Corp.(1,2)                                                                                  10,950,000           18,226
Murata Manufacturing Co., Ltd.(1)                                                                           322,000           16,254
Google Inc., Class A(2)                                                                                      54,200           15,943
Microsoft Corp.                                                                                             622,000           15,450
International Business Machines Corp.                                                                       200,000           14,840
Chi Mei Optoelectronics Corp. (GDR)(3)                                                                      666,000           10,290
Chi Mei Optoelectronics Corp.(1)                                                                            960,000            1,482
Applied Materials, Inc.                                                                                     700,000           11,326
Xilinx, Inc.                                                                                                440,000           11,220
Mediatek Incorporation(1)                                                                                 1,308,199           11,201
Fujitsu Ltd.(1)                                                                                           1,912,000            9,916
ASML Holding NV (New York registered)(2)                                                                    471,800            7,388
ASML Holding NV(1,2)                                                                                        125,000            1,948
Molex Inc.                                                                                                  335,000            8,723
Hon Hai Precision Industry Co., Ltd.(1)                                                                   1,406,979            7,255
Compuware Corp.(2)                                                                                        1,000,000            7,190
Venture Corp. Ltd.(1)                                                                                       680,000            6,400
Altera Corp.(2)                                                                                             300,000            5,946
Micron Technology, Inc.(2)                                                                                  545,000            5,564
Canon, Inc.(1)                                                                                              103,000            5,374
QUALCOMM Inc.(2)                                                                                            120,000            3,961
Cisco Systems, Inc.(2)                                                                                      151,500            2,895
Tokyo Electron Ltd.(1)                                                                                       50,000            2,612
Sabre Holdings Corp., Class A                                                                               100,000            1,995
                                                                                                                             302,020

CONSUMER DISCRETIONARY -- 11.72%
Toyota Motor Corp.(1)                                                                                       935,000           33,163
Time Warner Inc.(2)                                                                                       1,742,000           29,109
News Corp. Inc. Class A                                                                                   1,291,757           20,901
News Corp. Inc. Class B                                                                                     427,507            7,208
Michaels Stores, Inc.                                                                                       390,000           16,134
Target Corp.                                                                                                270,000           14,691
Honda Motor Co., Ltd.(1)                                                                                    244,400           11,944
Clear Channel Communications, Inc.                                                                          380,000           11,753
Starbucks Corp.(2)                                                                                          220,000           11,365
Lowe's Companies, Inc.                                                                                      190,000           11,062
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               165,000           10,245
Esprit Holdings Ltd.(1)                                                                                   1,350,500            9,693
Limited Brands, Inc.                                                                                        370,000            7,925
Carnival Corp., units                                                                                       133,000            7,255
Bayerische Motoren Werke AG(1)                                                                              160,000            7,246
Kingfisher PLC(1)                                                                                         1,299,422            5,702
Renault SA(1)                                                                                                60,450            5,293
Cie. Financiere Richemont AG, units, Class A(1)                                                             152,893            5,104
Kesa Electricals PLC(1)                                                                                   1,020,000            5,071
Mediaset SpA(1)                                                                                             420,000            4,907
Suzuki Motor Corp.(1)                                                                                       313,000            4,874
Dixons Group PLC(1)                                                                                       1,691,929            4,723
Hyundai Motor Co.(1)                                                                                         76,000            4,186
eBay Inc.(2)                                                                                                101,600            3,354
Viacom Inc., Class B, nonvoting                                                                              75,000            2,402
Reuters Group PLC(1)                                                                                        320,000            2,254
Univision Communications Inc., Class A(2)                                                                    70,000            1,929
IAC/InterActiveCorp(2)                                                                                       60,000            1,443
Thomson Corp.                                                                                                40,000            1,337
SET Satellite (Singapore) Pte. Ltd.(1,2,3)                                                                  155,973              640
SET India Ltd.(1,2,3)                                                                                         6,400              330
Liberty Media Corp., Class A(2)                                                                              25,000              255
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                                 42,000               --
                                                                                                                             263,498


TELECOMMUNICATION SERVICES -- 9.24%
Vodafone Group PLC(1)                                                                                    13,520,000        $  32,796
Vodafone Group PLC (ADR)                                                                                    375,000            9,120
Telekom Austria AG(1)                                                                                     2,101,200           40,493
Telefonica, SA(1)                                                                                         2,270,081           36,920
Royal KPN NV(1)                                                                                           3,845,830           32,034
O2 PLC(1,2)                                                                                               4,972,400           12,032
America Movil SA de CV, Series L (ADR)                                                                      195,000           11,624
Deutsche Telekom AG(1)                                                                                      525,000            9,648
Belgacom SA(1)                                                                                              227,500            7,771
Swisscom AG(1)                                                                                               22,200            7,201
France Telecom, SA(1)                                                                                       185,000            5,369
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                140,000            2,645
                                                                                                                             207,653

HEALTH CARE -- 8.09%
AstraZeneca PLC (United Kingdom)(1)                                                                         443,960           18,251
AstraZeneca PLC (Sweden)(1)                                                                                 222,405            9,185
AstraZeneca PLC (ADR)                                                                                         3,000              124
Novo Nordisk A/S, Class B(1)                                                                                433,200           21,865
Rhon-Klinikum AG                                                                                            165,512           11,463
Rhon-Klinikum AG, nonvoting preferred                                                                       108,400            7,508
Fresenius Medical Care AG, preferred(1)                                                                     269,000           18,647
Roche Holding AG(1)                                                                                         129,207           16,264
Shionogi & Co., Ltd.(1)                                                                                   1,163,000           14,968
Sanofi-Aventis(1)                                                                                           150,000           12,224
UCB NV(1)                                                                                                   248,020           11,987
Synthes, Inc.(1)                                                                                            100,500           10,938
Smith & Nephew PLC(1)                                                                                       705,000            6,951
Pfizer Inc                                                                                                  250,000            6,895
Chugai Pharmaceutical Co., Ltd.(1)                                                                          446,600            6,842
Forest Laboratories, Inc.(2)                                                                                 94,800            3,683
H. Lundbeck A/S(1)                                                                                          110,400            2,766
Elan Corp., PLC (ADR)(2)                                                                                    175,000            1,194
                                                                                                                             181,755

ENERGY -- 8.03%
Reliance Industries Ltd.(1)                                                                               2,000,298           29,453
"Shell" Transport and Trading Co., PLC(1)                                                                 2,000,000           19,293
"Shell" Transport and Trading Co., PLC (ADR)                                                                162,000            9,406
Husky Energy Inc.                                                                                           675,000           26,805
Canadian Natural Resources, Ltd.                                                                            456,000           16,499
Norsk Hydro ASA(1)                                                                                          175,000           15,929
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                              294,000           15,326
Schlumberger Ltd.                                                                                           190,000           14,429
ENI SpA(1)                                                                                                  550,000           14,058
Imperial Oil Ltd.                                                                                            85,976            7,163
Baker Hughes Inc.                                                                                           125,000            6,395
Noble Corp.                                                                                                  95,000            5,843
                                                                                                                             180,599

CONSUMER STAPLES -- 6.27%
Nestle SA(1)                                                                                                 83,900           21,356
Koninklijke Ahold NV(1,2)                                                                                 1,950,000           15,893
Avon Products, Inc.                                                                                         270,800           10,250
PepsiCo, Inc.                                                                                               170,000            9,168
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                           246,000            7,601
Cia. de Bebidas das Americas -- AmBev (ADR)(Brazil)                                                          44,000            1,120
Altria Group, Inc.                                                                                          125,000            8,083
Anheuser-Busch Companies, Inc.                                                                              175,000            8,006
METRO AG(1)                                                                                                 160,000            7,874
Unilever NV(1)                                                                                              110,000            7,102
Groupe Danone(1)                                                                                             72,500            6,317
Heineken NV(1)                                                                                              200,000            6,147
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                          1,540,000            5,274
Procter & Gamble Co.                                                                                         96,000            5,064
Nestle India Ltd.(1)                                                                                        310,000            5,055
Kraft Foods Inc., Class A                                                                                   140,000            4,453
Woolworths Ltd.(1)                                                                                          334,724            4,170
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                                100,000            4,065
Unilever PLC(1)                                                                                             422,317            4,056
                                                                                                                             141,054

INDUSTRIALS -- 5.86%
Tyco International Ltd.                                                                                   1,235,000           36,062
General Electric Co.                                                                                        714,455           24,756
United Parcel Service, Inc., Class B                                                                        185,000           12,795
Mitsubishi Corp.(1)                                                                                         860,000           11,570
Siemens AG(1)                                                                                               138,000           10,021
FANUC LTD(1)                                                                                                151,600            9,570
3M Co.                                                                                                      130,000            9,399
Asahi Glass Co., Ltd.(1)                                                                                    826,000            8,625
Ryanair Holdings PLC (ADR)(2)                                                                               165,596            7,425
Adecco SA(1)                                                                                                 34,500            1,564
                                                                                                                             131,787

MATERIALS -- 3.85%
Nitto Denko Corp.(1)                                                                                        396,400           22,577
Ivanhoe Mines Ltd.(2)                                                                                     2,475,000           19,201
Placer Dome Inc.                                                                                            750,000           11,460
Akzo Nobel NV(1)                                                                                            258,000           10,116
Dow Chemical Co.                                                                                            200,000            8,906
Holcim Ltd.(1)                                                                                              100,000            6,072
BASF AG(1)                                                                                                   57,000            3,770
Weyerhaeuser Co.                                                                                             25,000            1,591
Valspar Corp.                                                                                                30,000            1,449
L'Air Liquide(1)                                                                                              7,700            1,306
                                                                                                                              86,448

UTILITIES -- 2.42%
Veolia Environnement(1)                                                                                     562,771           21,043
Scottish Power PLC(1)                                                                                     1,933,000           17,118
E.ON AG(1)                                                                                                  100,000            8,867
National Grid Transco PLC(1)                                                                                760,000            7,334
                                                                                                                              54,362

MISCELLANEOUS -- 4.41%
Other common stocks in initial period of acquisition                                                                          99,079


TOTAL COMMON STOCKS (cost: $1,651,350,000)                                                                                 1,957,834

                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 0.20%                                                                                        (000)            (000)

CONSUMER DISCRETIONARY -- 0.20%
General Motors Corp. 8.375% 2033                                                                         $5,410,000     $      4,544

TOTAL BONDS & NOTES (cost: $4,058,000)                                                                                         4,544


Short-term securities -- 12.83%

Total Capital SA 3.06%-3.16% due 7/18-8/9/2005(3)                                                            36,300           36,221
Amsterdam Funding Corp. 3.18%-3.22% due 7/21-7/22/2005(3)                                                    26,000           25,951
Wal/Mart Stores Inc. 3.105% due 7/20/2005(3)                                                                 20,000           19,965
Bank of Ireland 3.175% due 8/22/2005(3)                                                                      20,000           19,904
Thunder Bay Funding, LLC 3.18% due 7/20/2005(3)                                                              15,000           14,973
Old Line Funding, LLC 3.07% due 7/7/2005(3)                                                                   3,907            3,905
ANZ National (International) Ltd. 3.10%-3.17% due 7/20-8/16/2005(3)                                          15,200           15,156
Coca-Cola Co. 3.22% due 8/23/2005                                                                            15,000           14,928
Sheffield Receivables Corp. 3.23% due 7/21/2005(3)                                                           14,000           13,974
Nestle Capital Corp. 3.04% due 7/12/2005(3)                                                                  13,700           13,686
DaimlerChrysler Revolving Auto Conduit LLC II 3.33%-3.37% due 8/22-8/24/2005                                 12,800           12,736
National Australia Funding (Delaware) Inc. 3.03% due 7/1/2005(3)                                             11,700           11,699
Federal Home Loan Bank 3.04%-3.07% due 7/20-7/27/2005                                                        11,200           11,177
Shell Finance (U.K.) PLC 3.04% due 7/11/2005                                                                 10,900           10,890
ING (US) Funding LLC 3.04% due 7/6/2005                                                                      10,700           10,695
BMW U.S. Capital Corp. 3.25% due 8/19/2005(3)                                                                10,200           10,154
IXIS Commercial Paper Corp. 3.11% due 7/27/2005(3)                                                            9,900            9,878
Canadian Imperial Holdings Inc. 3.18% due 8/9/2005                                                            9,500            9,466
CBA (Delaware) Finance Inc. 3.07% due 7/7/2005                                                                8,300            8,295
Dexia Delaware LLC 3.11% due 7/8/2005                                                                         7,679            7,674
Barton Capital Corp. 3.21% due 7/18/2005(3)                                                                   7,000            6,989

TOTAL SHORT-TERM SECURITIES (cost: $288,318,000)                                                                             288,316


TOTAL INVESTMENT SECURITIES (cost: $1,943,726,000)                                                                         2,250,694
OTHER ASSETS LESS LIABILITIES                                                                                                (2,822)

NET ASSETS                                                                                                                $2,247,872


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 107 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $1,196,848,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2)  Security did not produce income during the last 12 months.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $213,715,000, which represented 9.51% of the net assets of the fund.

ADR = American Depositary Receipts

GDR = Global Depositary Receipts




GLOBAL SMALL CAPITALIZATION FUND
INVESTMENT PORTFOLIO


June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 90.25%                                                                                      Shares            (000)

CONSUMER DISCRETIONARY -- 21.23%
Pantaloon Retail (India) Ltd.(1,2)                                                                        1,057,300          $33,380
Lions Gate Entertainment Corp., USD denominated(3)                                                        1,100,000           11,286
Lions Gate Entertainment Corp.(3)                                                                           940,706            9,651
Kumho Industrial Co., Ltd.(1)                                                                             1,000,000           17,577
Orient-Express Hotels Ltd., Class A                                                                         534,000           16,912
Laureate Education, Inc.(3)                                                                                 310,000           14,837
Schibsted ASA                                                                                               491,000           13,511
GSI Commerce, Inc.(3)                                                                                       700,000           11,725
Vail Resorts, Inc.(3)                                                                                       360,000           10,116
Life Time Fitness, Inc.(3)                                                                                  300,000            9,843
Unibet Group PLC (SDR)(1)                                                                                   480,000            9,790
Sonic Corp.(3)                                                                                              292,500            8,930
SBS Broadcasting SA(3)                                                                                      186,574            8,793
CarMax, Inc.(3)                                                                                             310,000            8,261
Aristocrat Leisure Ltd.(1)                                                                                  817,194            7,153
Fourlis(1)                                                                                                  860,000            7,112
Cedar Fair, L.P.                                                                                            200,000            6,438
Cheil Industries Inc.(1)                                                                                    390,000            6,235
Denny's Corp.(3)                                                                                          1,200,000            6,000
Pinnacle Entertainment, Inc.(3)                                                                             300,000            5,868
Central European Media Enterprises Ltd., Class A(3)                                                         110,000            5,322
Ameristar Casinos, Inc.                                                                                     200,000            5,218
Clear Media Ltd.(1,3)                                                                                     6,000,000            5,173
Alma Media Oyj, Series 2(1,3)                                                                               312,617            5,083
Spark Networks PLC (GDR)(1,3)                                                                               396,420            3,069
Spark Networks PLC(1,3,4)                                                                                   258,580            1,802
Zale Corp.(3)                                                                                               150,000            4,754
Children's Place Retail Stores, Inc.(3)                                                                     100,000            4,667
Photo-Me International PLC(1)                                                                             2,400,000            4,589
Paddy Power PLC                                                                                             264,200            4,506
Rex Holdings Co., Ltd.(1)                                                                                       880            4,381
GOME Electrical Appliances Holding Ltd.(1)                                                                5,068,000            4,333
Kuoni Reisen Holding AG, Class B(3)                                                                          10,250            4,158
Korea Kumho Petrochemical Co., Ltd.(1)                                                                      200,000            3,901
Restoration Hardware, Inc.(3)                                                                               474,751            3,883
Greene King PLC(1)                                                                                          160,000            3,623
Sanctuary Group PLC(1)                                                                                   10,771,300            3,598
Salem Communications Corp., Class A(3)                                                                      181,200            3,595
Restaurant Group PLC(1)                                                                                   1,450,000            3,456
JUMBO SA(1)                                                                                                 335,200            3,423
Sharper Image Corp.(3)                                                                                      250,000            3,183
BEC World PCL(1)                                                                                         10,500,000            2,924
CKE Restaurants, Inc.                                                                                       200,000            2,784
Bloomsbury Publishing PLC(1)                                                                                400,000            2,670
Astral Media Inc., Class A, nonvoting                                                                       100,000            2,571
Columbia Sportswear Co.(3)                                                                                   45,000            2,223
Phoenix Satellite Television Holdings Ltd.                                                               12,775,000            2,219
GEOX SpA(1)                                                                                                 257,000            2,128
Next Media Ltd.(1,3)                                                                                      4,534,000            2,097
Hyatt Regency SA(1)                                                                                         190,000            2,065
SEEK Ltd.(1,3)                                                                                            1,142,700            2,062
Gaming VC Holdings SA(1,3)                                                                                  200,000            2,015
Blyth, Inc.                                                                                                  70,000            1,964
Gigas K's Denki Corp.(1)                                                                                     90,000            1,871
Submarino SA, ordinary nominative(3)                                                                        246,000            1,846
Warehouse Group Ltd.(1)                                                                                     655,000            1,808
O'Charley's Inc.(3)                                                                                         100,000            1,766
Corus Entertainment Inc., Class B, nonvoting                                                                 50,000            1,275
Munchener Ruckversicherungs-Gesellschaft AG(3)                                                               46,000            1,249
Cheng Shin Rubber (Xiamen) Ind., Ltd.(1)                                                                    849,360              945
Nien Hsing Textile Co., Ltd.(1)                                                                           1,059,000              884
Zhejiang Glass Co. Ltd., Class H(1)                                                                       2,788,600              642
Build-A-Bear Workshop, Inc.(3)                                                                               21,500              504
Almanova Oyj(3)                                                                                              59,040              491
                                                                                                                             350,138

INFORMATION TECHNOLOGY -- 19.24%
CNET Networks, Inc.(3)                                                                                    3,315,000           38,918
Kingboard Chemical Holdings Ltd.(1)                                                                       9,616,000           30,451
Integrated Circuit Systems, Inc.(3)                                                                         875,000           18,060
Semtech Corp.(3)                                                                                          1,000,000           16,650
O2Micro International Ltd.(3)                                                                             1,145,000           16,087
Mentor Graphics Corp.(3)                                                                                  1,155,000           11,839
NHN Corp.(1,3)                                                                                              111,000           11,377
Varian Semiconductor Equipment Associates, Inc.(3)                                                          300,000           11,100
Sohu.com Inc.(3)                                                                                            500,000           10,960
Ask Jeeves, Inc.(3)                                                                                         352,971           10,656
Cymer, Inc.(3)                                                                                              400,000           10,540
Intersil Corp., Class A                                                                                     550,443           10,332
Power Integrations, Inc.(3)                                                                                 375,000            8,089
Jahwa Electronics Co., Ltd.(1,2)                                                                          1,039,000            8,084
Kiryung Electronics Co., Ltd.(1)                                                                            890,000            6,427
Integrated Device Technology, Inc.(3)                                                                       590,000            6,343
Brooks Automation, Inc.(3)                                                                                  400,000            5,940
PDF Solutions, Inc.(3)                                                                                      420,000            5,510
Leitch Technology Corp.(3)                                                                                  586,000            5,420
Chartered Semiconductor Manufacturing Ltd(1,3)                                                            6,000,000            4,680
Faraday Technology Corp.(1)                                                                               2,262,288            4,299
Vanguard International Semiconductor Corp.(1,3)                                                           4,423,064            4,199
NCsoft Corp.(1,3)                                                                                            55,000            4,061
Moser Baer India Ltd.(1)                                                                                    820,000            3,902
National Instruments Corp.                                                                                  162,750            3,450
Intermix Media, Inc.(3)                                                                                     334,200            2,797
iVillage Inc.(3)                                                                                            449,454            2,688
TTM Technologies, Inc.(3)                                                                                   350,000            2,664
BOWE SYSTEC AG(1)                                                                                            51,772            2,564
Venture Corp. Ltd.(1)                                                                                       258,000            2,428
ACTIVISION, Inc.(3)                                                                                         142,000            2,346
King Yuan Electronics Co., Ltd.(1)                                                                        2,573,520            2,316
Citizen Electronics Co., Ltd.(1)                                                                             45,000            2,316
Taiflex Scientific Co., Ltd.(1)                                                                           1,499,368            2,168
Sanken Electric Co., Ltd.(1)                                                                                165,000            2,134
Aspen Technology, Inc.(3)                                                                                   370,000            1,924
SPSS Inc.(3)                                                                                                 99,690            1,915
PMC-Sierra, Inc.(3)                                                                                         200,000            1,866
E.piphany, Inc.(3)                                                                                          525,000            1,827
YOU EAL Electronics Co., Ltd.(1)                                                                             86,000            1,774
Interflex Co., Ltd.(1)                                                                                       82,000            1,618
Kakaku.com, Inc.(1)                                                                                             200            1,616
Rotork PLC(1)                                                                                               167,340            1,414
Ichia Technologies, Inc.(1)                                                                               1,309,386            1,318
MacDonald, Dettwiler and Associates Ltd.(3)                                                                  50,000            1,284
MatrixOne, Inc.(3)                                                                                          250,000            1,250
Optimax Technology Corp.(1)                                                                                 535,935            1,231
Agile Software Corp.(3)                                                                                     150,000              945
SkillSoft PLC (ADR)(3)                                                                                      270,700              934
Anoto Group AB(1,3)                                                                                         536,453              890
KEC Corp.(1)                                                                                                450,700              736
Renishaw PLC(1)                                                                                              53,288              698
GSI Group Inc.(3)                                                                                            72,800              686
Knot, Inc.(3,4)                                                                                             100,000              665
Hana Microelectronics PCL(1)                                                                              1,150,000              575
Pinnacle Systems, Inc.(3)                                                                                    56,650              312
Infoteria Corp.(1,3,4)                                                                                          128               35
                                                                                                                             317,308

INDUSTRIALS -- 12.93%
Hyundai Mipo Dockyard Co., Ltd.(1)                                                                          294,000           16,503
Korea Development Corp.(1,2)                                                                                600,000           13,925
GS Engineering & Construction Co., Ltd.(1)                                                                  350,000           11,426
Hudson Highland Group, Inc.(3)                                                                              700,000           10,913
Downer EDI Ltd.(1)                                                                                        2,664,399           10,720
Koninklijke BAM Groep NV(1)                                                                                 143,000            9,404
Daelim Industrial Co., Ltd.(1)                                                                              170,110            9,047
Shipbuilding Co., Ltd.(1)                                                                                   380,000            8,913
Corrections Corporation of America(3)                                                                       220,800            8,666
Samsung Engineering Co., Ltd.(1)                                                                            597,550            8,588
Heijmans NV(1)                                                                                              179,500            8,348
MSC Industrial Direct Co., Inc., Class A                                                                    205,000            6,919
International Container Terminal Services, Inc.(1,3)                                                     47,285,000            6,381
Container Corp. of India Ltd.                                                                               240,763            5,242
Aboitiz Equity Ventures(1)                                                                               48,700,000            4,194
Goodpack Ltd.(1)                                                                                          4,940,000            3,980
Royal Boskalis Westminster NV(1)                                                                             98,500            3,813
LS Cable Ltd.(1)                                                                                            176,010            3,740
Krones AG(1)                                                                                                 31,000            3,734
Zhejiang Expressway Co. Ltd., Class H(1)                                                                  5,500,000            3,717
KCI Konecranes International Corp.(1)                                                                        85,000            3,583
Trakya Cam Sanayii AS(1)                                                                                  1,020,000            3,424
Anhui Expressway Co. Ltd., Class H(1)                                                                     5,000,000            3,385
Tetra Tech, Inc.(3)                                                                                         220,500            2,983
LS Industrial Systems Co., Ltd.(1)                                                                          150,000            2,808
United Stationers Inc.(3)                                                                                    55,000            2,701
Uponor Oyj(1)                                                                                               120,000            2,312
Hughes Supply, Inc.                                                                                          80,000            2,248
Hi-P International Ltd.(1)                                                                                2,607,000            2,212
Steelcase Inc., Class A                                                                                     155,000            2,147
Hagemeyer NV(1,3)                                                                                           900,000            2,119
Ballast Nedam NV(3)                                                                                          74,687            2,092
Acuity Brands, Inc.                                                                                          75,000            1,927
Indian Rayon and Industries Ltd.(1)                                                                         195,000            1,893
Ultraframe PLC(1)                                                                                         2,285,000            1,890
Permasteelisa SpA(1)                                                                                        120,000            1,838
Federal Signal Corp.                                                                                        116,500            1,817
Moatech Co., Ltd.(1)                                                                                        304,000            1,781
Lincoln Electric Holdings, Inc.                                                                              50,000            1,658
ZENON Environmental Inc.(3)                                                                                  75,000            1,511
SembCorp Logistics Ltd.(1)                                                                                1,484,544            1,504
Geberit AG(1)                                                                                                 2,050            1,301
Singapore Post Private Ltd.(1)                                                                            2,200,000            1,291
Northgate PLC(1)                                                                                             80,000            1,291
Hibiya Engineering, Ltd.(1)                                                                                 104,000              976
Techem AG(1,3)                                                                                               22,215              933
SIRVA, Inc.(3)                                                                                               79,400              676
Kaulin Manufacturing Co. Ltd.(1)                                                                            367,200              369
Max India Ltd.(3)                                                                                            21,100              259
Taeyoung Corp.                                                                                                3,440              115
                                                                                                                             213,217

ENERGY -- 10.09%
Quicksilver Resources Inc.(3)                                                                               363,700           23,251
TODCO, Class A(3)                                                                                           685,000           17,584
First Calgary Petroleums Ltd.(3)                                                                          1,635,000           10,726
First Calgary Petroleums Ltd., GBP denominated(1,3)                                                         760,000            4,934
Delta Petroleum Corp.(3)                                                                                    760,000           10,731
Spinnaker Exploration Co.(3)                                                                                275,000            9,760
OPTI Canada Inc.(3)                                                                                         447,350            9,752
Helmerich & Payne, Inc.                                                                                     175,000            8,211
Southwestern Energy Co.(3)                                                                                  154,000            7,235
CARBO Ceramics Inc.                                                                                          90,000            7,106
Offshore Hydrocarbon Mapping PLC(3)                                                                       1,800,000            6,771
Noble Energy, Inc.                                                                                           86,626            6,553
Hydril Co.(3)                                                                                               115,000            6,250
Equator Exploration Ltd.(1,3)                                                                             2,000,000            5,746
Regal Petroleum PLC(3)                                                                                    2,463,000            4,534
White Nile Ltd.(3)                                                                                        2,000,000            4,443
Oilexco Inc.(3)                                                                                           1,755,000            3,961
China Oilfield Services Ltd., Class H(1)                                                                  9,099,900            3,330
Bankers Petroleum Ltd.(1,3,4)                                                                             3,000,000            2,596
Bankers Petroleum Ltd.(3)                                                                                   566,000              544
FirstAfrica Oil PLC(1,3)                                                                                 15,000,000            2,868
WorleyParsons Ltd.(1)                                                                                       482,000            2,862
Yanzhou Coal Mining Co. Ltd., Class H(1)                                                                  2,400,000            1,884
Banpu PCL(1)                                                                                                459,500            1,649
Harvest Natural Resources, Inc.(3)                                                                          150,000            1,640
Caspian Energy Inc.(3)                                                                                    1,000,000            1,467
                                                                                                                             166,388


FINANCIALS -- 6.02%
UTI Bank Ltd.(1)                                                                                          2,830,000          $15,986
Kotak Mahindra Bank Ltd.(1)                                                                               1,400,000           12,612
Sumitomo Real Estate Sales Co., Ltd.(1)                                                                     155,000            6,877
First Regional Bancorp(3,4)                                                                                 100,800            6,668
Aareal Bank AG(1,3)                                                                                         170,000            5,481
Pusan Bank(1)                                                                                               575,000            5,069
LG Insurance Co., Ltd.(1)                                                                                   646,390            4,891
Dongbu Insurance Co., Ltd.(1)                                                                               460,000            4,735
HDFC Bank Ltd.(1)                                                                                           326,300            4,727
Capital Lease Funding, Inc.                                                                                 410,000            4,449
United Bankshares, Inc.                                                                                     105,000            3,739
Daegu Bank, Ltd.(1)                                                                                         400,000            3,415
United Mizrahi Bank Ltd.(1,3)                                                                               840,000            3,405
Central Pattana PCL(1)                                                                                   15,740,500            3,292
Allgreen Properties Ltd.(1)                                                                               4,250,000            2,911
Ascendas Real Estate Investment Trust(1)                                                                  1,844,000            2,397
Singapore Exchange Ltd.(1)                                                                                1,587,000            1,969
Siam City Bank PCL(1)                                                                                     1,878,194            1,187
Siam City Bank PCL, nonvoting depositary receipt(1)                                                       1,271,806              759
Golden Land Property Development PLC, nonvoting depositary receipt(1,3)                                   9,207,843            1,726
Golden Land Property Development PLC(1,3)                                                                   392,157               74
Federal Agricultural Mortgage Corp., Class C                                                                 75,000            1,654
Saxon Capital, Inc.                                                                                          50,000              854
Alabama National BanCorporation                                                                               5,500              360
                                                                                                                              99,237

HEALTH CARE -- 5.51%
Advanced Medical Optics, Inc.(3)                                                                            675,000           26,831
Wilson Greatbatch Technologies, Inc.(3)                                                                     405,200            9,684
Alfresa Holdings Corp.(1)                                                                                   200,000            8,897
Shamir Optical Industry Ltd.(3)                                                                             487,000            7,865
Integrated Distribution Services Group Ltd.(1,3)                                                         10,732,000            7,147
Cochlear Ltd.(1)                                                                                            215,700            6,419
HealthExtras, Inc.(3)                                                                                       270,000            5,419
Tecan Group Ltd., Mannedorf(1)                                                                              125,855            4,004
Ondine Biopharma Corp.(2,3,4)                                                                             1,660,000            2,300
Ondine Biopharma Corp., GBP denominated (GDR)(1,2,3,4)                                                      490,000              610
Ondine Biopharma Corp.(2,3)                                                                                 400,000              554
Sonic Healthcare Ltd.(1)                                                                                    360,000            3,405
OSI Pharmaceuticals, Inc.(3)                                                                                 60,000            2,452
Toho Pharmaceutical Co., Ltd.(1)                                                                            220,000            2,298
Golden Meditech Co. Ltd.                                                                                  5,600,000              966
TriPath Imaging, Inc.(3)                                                                                     94,836              812
Eyetech Pharmaceuticals, Inc(3)                                                                              60,000              758
Lumenis Ltd.(3)                                                                                             300,000              480
                                                                                                                              90,901

MATERIALS -- 5.25%
Hanwha Chemical Corp.(1)                                                                                    948,000           11,273
Energem Resources Inc.(3)                                                                                 4,065,000           10,203
Kenmare Resources PLC(3)                                                                                 15,234,000            8,051
Cleveland-Cliffs Inc.                                                                                       130,000            7,509
Dongkuk Steel Mill Co., Ltd.(1)                                                                             517,998            7,145
First Quantum Minerals Ltd.                                                                                 392,200            6,907
Kirkland Lake Gold Inc.(3)                                                                                1,403,000            4,608
Sierra Leone Diamond Co. Ltd.(1,2,3)                                                                      5,235,000            3,934
Hanil Cement Co., Ltd.                                                                                       57,200            3,386
Oriel Resources PLC(3)                                                                                    5,052,000            3,077
Adastra Minerals Inc.(3)                                                                                  1,250,000            1,548
Adastra Minerals Inc.(3,4)                                                                                  875,000            1,084
INI Steel Co.(1)                                                                                            165,000            2,239
European Goldfields Ltd.(1,3)                                                                             1,650,000            2,160
Singamas Container Holdings Ltd.(1)                                                                       3,000,000            2,046
Sino-Forest Corp., Class A(3)                                                                               895,000            2,013
Adulis Resources Inc.(3)                                                                                  2,000,000            1,988
Northern Orion Resources Inc.(3,4)                                                                          666,600            1,641
Aricom PLC(3)                                                                                             4,000,000            1,505
Uruguay Mineral Exploration Inc.(3)                                                                         400,000            1,402
M-real Oyj, Class B(1)                                                                                      257,000            1,380
Gabriel Resources Ltd.(3)                                                                                   600,000              773
Sungshin Cement Co., Ltd.(1)                                                                                 38,150              719
Thistle Mining Inc., GBP denominated(1,3)                                                                 2,100,000               35
Thistle Mining Inc.(1,3)                                                                                  3,660,000               10
                                                                                                                              86,636

CONSUMER STAPLES -- 2.11%
Efes Breweries International NV (GDR)(1,3,4)                                                                250,000            8,378
LG Household & Health Care Ltd.(1)                                                                          208,000            8,174
IAWS Group PLC(1)                                                                                           440,000            6,096
DELTA HOLDING SA                                                                                            519,000            4,391
CP Seven Eleven PCL(1)                                                                                   23,580,000            3,190
Cawachi Ltd.(1)                                                                                              62,000            2,601
China Mengniu Dairy Co.(1)                                                                                2,987,000            1,975
                                                                                                                              34,805

UTILITIES -- 1.52%
Xinao Gas Holdings Ltd.(1)                                                                               24,845,000           17,105
Reliance Energy Ltd.                                                                                        207,300            3,017
E1 Corp.(1)                                                                                                  66,410            2,433
Tata Power Co. Ltd.(1,3)                                                                                    178,953            1,548
Electricity Generating PCL, nonvoting depositary receipt(1)                                                 550,000            1,042
                                                                                                                              25,145

TELECOMMUNICATION SERVICES -- 1.38%
TIM Participacoes SA, preferred nominative (ADR)                                                          1,055,220           16,672
LG Telecom Ltd.(1,3)                                                                                      1,100,000            4,636
Unwired Group Ltd.(1,3)                                                                                   6,072,334            1,373
                                                                                                                              22,681

MISCELLANEOUS -- 4.97%
Other common stocks in initial period of acquisition                                                                          81,897


TOTAL COMMON STOCKS (cost: $1,193,529,000)                                                                                 1,488,353


Rights & warrants -- 0.10%

ENERGY -- 0.05%
Oilexco Inc., warrants, expire 2008(1,3,4)                                                                  725,000              825

                                                                                                                           unaudited

                                                                                                                        Market value
Rights & warrants                                                                                            Shares            (000)

MATERIALS -- 0.03%
Northern Orion Resources Inc., warrants, expire 2008(3,4)                                                   333,000  $           328
Kenmare Resources PLC, warrants, expire 2009(3)                                                             525,000              138
Thistle Mining Inc., warrants, expire 2009(1,3,4)                                                         1,830,000               --
Namibian Minerals Corp., warrants, expire 2006(1,)(3)                                                       950,000               --
                                                                                                                                 466

INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(3)                                                  666,000              420


TOTAL RIGHTS & WARRANTS (cost: $87,000)                                                                                        1,711


Convertible securities -- 0.00%

INFORMATION TECHNOLOGY -- 0.00%
Socratic Technologies, Inc., Series A, convertible preferred(1,3.4)                                         125,000               --


TOTAL CONVERTIBLE SECURITIES (cost: $625,000)                                                                                     --


                                                                                                  Principal amount
Short-term securities -- 10.17%                                                                              (000)

Barton Capital Corp. 3.11% due 7/13/2005(4)                                                                 $20,100           20,077
DaimlerChrysler Revolving Auto Conduit LLC II 3.12%-3.37% due 7/27-8/24/2005                                 14,400           14,348
Total Capital SA 3.06%-3.16% due 7/18-8/9/2005(4)                                                            14,000           13,967
Calyon North America Inc. 3.03% due 7/1/2005                                                                 13,500           13,499
CBA (Delaware) Finance Inc. 3.07%-3.09% due 7/7/2005                                                         12,700           12,692
KfW International Finance Inc. 3.05%-3.06% due 7/15/2005(4)                                                  11,500           11,485
Toronto-Dominion Bank 3.21% due 8/12/2005                                                                    10,000           10,000
Anz National (International) Ltd. 3.10% due 7/20/2005(4)                                                     10,000            9,983
Ranger Funding Co. LLC 3.24% due 7/25/2005(4)                                                                 9,800            9,778
Federal Home Loan Bank 3.04% due 7/20/2005(5)                                                                 8,800            8,785
Svenska Handelsbanken 3.045% due 7/5/2005                                                                     8,300            8,297
Shell Finance (U.K.) PLC 3.04% due 7/11/2005                                                                  7,000            6,993
Nestle Capital Corp. 3.04% due 7/12/2005(4)                                                                   6,200            6,194
BMW U.S. Capital Corp. 3.25% due 8/19/2005(4)                                                                 5,500            5,475
Thunder Bay Funding, LLC 3.18% due 7/20/2005(4)                                                               5,000            4,991
IXIS Commercial Paper Corp. 3.11% due 7/27/2005(4)                                                            3,400            3,393
Danske Corp., Series A, 3.05% due 7/11/2005                                                                   3,267            3,264
ING (U.S.) Funding LLC 3.08% due 7/6/2005                                                                     3,200            3,198
Freddie Mac 2.93% due 7/1/2005                                                                                1,300            1,300

TOTAL SHORT-TERM SECURITIES (cost: $167,717,000)                                                                             167,719


TOTAL INVESTMENT SECURITIES (cost: $1,361,958,000)                                                                         1,657,783
Other assets less liabilities                                                                                                (8,666)

NET ASSETS                                                                                                                $1,649,117


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At June 30, 2005, 155 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $670,147,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.

(3)  Security did not produce income during the last 12 months.

(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $112,275,000, which represented 6.81% of the net assets of the fund.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts




GROWTH FUND
INVESTMENT PORTFOLIO


June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 89.65%                                                                                      Shares            (000)

INFORMATION TECHNOLOGY -- 20.49%
Google Inc., Class A(1)                                                                                   2,751,700         $809,413
Microsoft Corp.                                                                                          12,515,000          310,873
Texas Instruments Inc.                                                                                    8,526,000          239,325
Corning Inc.(1)                                                                                          14,150,000          235,173
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              78,660,063          136,854
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                        1,808,700           16,495
Maxim Integrated Products, Inc.                                                                           4,005,000          153,031
KLA-Tencor Corp.                                                                                          3,455,000          150,983
Yahoo! Inc.(1)                                                                                            4,226,500          146,448
Xilinx, Inc.                                                                                              5,415,000          138,082
Analog Devices, Inc.                                                                                      3,675,000          137,114
Applied Materials, Inc.                                                                                   8,105,000          131,139
Linear Technology Corp.                                                                                   2,895,000          106,218
Cisco Systems, Inc.(1)                                                                                    4,797,400           91,678
Compuware Corp.(1)                                                                                       11,635,000           83,656
First Data Corp.                                                                                          1,850,000           74,259
Ask Jeeves, Inc.(1)                                                                                       2,426,950           73,270
Altera Corp.(1)                                                                                           3,250,000           64,415
Microchip Technology Inc.                                                                                 2,150,000           63,683
Samsung Electronics Co., Ltd.                                                                               125,000           59,720
Novell, Inc.(1)                                                                                           9,500,000           58,900
Dell Inc.(1)                                                                                              1,270,000           50,178
Cadence Design Systems, Inc.(1)                                                                           3,085,200           42,144
Intuit Inc.(1)                                                                                              924,200           41,691
AU Optronics Corp.(1)                                                                                    23,868,000           39,868
SINA Corp.(1)                                                                                             1,150,000           32,085
Advanced Micro Devices, Inc.(1)                                                                           1,800,000           31,212
Intel Corp.                                                                                               1,142,400           29,771
VeriSign, Inc.(1)                                                                                         1,000,000           28,760
International Business Machines Corp.                                                                       385,000           28,567
Flextronics International Ltd.(1)                                                                         1,910,000           25,231
Ceridian Corp.(1)                                                                                         1,180,000           22,986
Fujitsu Ltd.                                                                                              4,180,000           21,944
Micron Technology, Inc.(1)                                                                                2,050,000           20,930
Paychex, Inc.                                                                                               617,639           20,098
Mentor Graphics Corp.(1)                                                                                  1,850,000           18,962
Solectron Corp.(1)                                                                                        4,700,000           17,813
Hon Hai Precision Industry Co., Ltd.                                                                      3,277,496           17,024
Automatic Data Processing, Inc.                                                                             400,000           16,788
Sabre Holdings Corp., Class A                                                                               796,959           15,899
Oracle Corp.(1)                                                                                             950,000           12,540
Murata Manufacturing Co., Ltd.                                                                              180,000            9,174
Hirose Electric Co., Ltd.                                                                                    75,000            8,260
Sanmina-SCI Corp.(1)                                                                                      1,430,000            7,822
Hewlett-Packard Co.                                                                                         284,625            6,692
Sun Microsystems, Inc.(1)                                                                                 1,500,000            5,595
Jabil Circuit, Inc.(1)                                                                                       60,000            1,844
                                                                                                                           3,854,607

CONSUMER DISCRETIONARY -- 18.96%
IAC/InterActiveCorp(1)                                                                                   14,293,800          343,766
Target Corp.                                                                                              6,240,000          339,518
Carnival Corp.                                                                                            5,585,000          304,662
Time Warner Inc.(1)                                                                                      17,607,725          294,225
Lowe's Companies, Inc.                                                                                    4,115,500          239,604
News Corp. Inc.                                                                                          13,549,000          219,223
Liberty Global International, Inc., Class A(1)                                                            4,232,500          197,531
Starbucks Corp.(1)                                                                                        3,460,000          178,744
Michaels Stores, Inc.                                                                                     4,070,000          168,376
Harrah's Entertainment, Inc.                                                                              2,186,029          157,547
Liberty Media Corp., Class A(1)                                                                          14,670,000          149,487
Best Buy Co., Inc.                                                                                        1,993,600          136,661
Comcast Corp., Class A(1)                                                                                 2,268,615           69,646
Comcast Corp., Class A, special nonvoting stock(1)                                                        1,240,000           37,138
Clear Channel Communications, Inc.                                                                        2,962,500           91,630
International Game Technology                                                                             3,206,000           90,249
Applebee's International, Inc.                                                                            3,107,000           82,304
Yamada Denki Co., Ltd.                                                                                    1,170,000           67,334
Ross Stores, Inc.                                                                                         2,075,000           59,988
Kohl's Corp.(1)                                                                                             965,000           53,953
Magna International Inc., Class A                                                                           725,000           50,996
Gentex Corp.                                                                                              2,700,000           49,140
Gap, Inc.                                                                                                 2,214,600           43,738
Harley-Davidson Motor Co.                                                                                   852,800           42,299
Toyota Motor Corp.                                                                                          765,000           27,395
Outback Steakhouse, Inc.                                                                                    600,000           27,144
Limited Brands, Inc.                                                                                      1,087,457           23,293
CarMax, Inc.(1)                                                                                             800,000           21,320
                                                                                                                           3,566,911

ENERGY -- 14.93%
Schlumberger Ltd.                                                                                         3,500,000          265,790
Devon Energy Corp.                                                                                        4,209,072          213,316
Burlington Resources Inc.                                                                                 3,720,000          205,493
Halliburton Co.                                                                                           3,880,000          185,542
EOG Resources, Inc.                                                                                       3,265,000          185,452
Transocean Inc.(1)                                                                                        2,731,400          147,414
Diamond Offshore Drilling, Inc.                                                                           2,660,000          142,124
Noble Corp.                                                                                               2,225,000          136,860
Murphy Oil Corp.                                                                                          2,598,800          135,735
Newfield Exploration Co.(1)                                                                               3,317,200          132,323
Canadian Natural Resources, Ltd.                                                                          3,625,700          131,188
Rowan Companies, Inc.(1)                                                                                  3,425,000          101,757
BJ Services Co.                                                                                           1,775,000           93,152
Petro-Canada                                                                                              1,350,000           87,737
ENSCO International Inc.                                                                                  2,444,900           87,405
Cross Timbers Oil Co.                                                                                     2,500,000           84,975
Quicksilver Resources Inc.(1)                                                                             1,316,100           84,138
Premcor Inc.                                                                                              1,000,000           74,180
Apache Corp.                                                                                              1,000,000           64,600
Baker Hughes Inc.                                                                                         1,250,000           63,950
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                            1,000,000           52,130
Norsk Hydro ASA                                                                                             490,000           44,946
Rosetta Resources Inc.(1,2,3)                                                                             1,980,000           31,680
Exxon Mobil Corp.                                                                                           550,000           31,608
BG Group PLC                                                                                              3,050,000           25,079
                                                                                                                           2,808,574

HEALTH CARE -- 7.86%
Sanofi-Aventis                                                                                            3,533,900          290,030
Express Scripts, Inc.(1)                                                                                  3,288,000          164,334
WellPoint, Inc.(1)                                                                                        1,900,000          132,316
Cardinal Health, Inc.                                                                                     2,050,000          118,039
Gilead Sciences, Inc.(1)                                                                                  2,620,000          115,254
Amgen Inc.(1)                                                                                             1,575,000           95,224
Medtronic, Inc.                                                                                           1,800,000           93,222
Sepracor Inc.(1)                                                                                          1,500,000           90,015
Forest Laboratories, Inc.(1)                                                                              2,210,000           85,858
Roche Holding AG                                                                                            600,000           75,853
AstraZeneca PLC (Sweden)                                                                                  1,200,000           49,870
AstraZeneca PLC (ADR) (United Kingdom)                                                                      465,000           19,186
Eli Lilly and Co.                                                                                           970,000           54,039
American Pharmaceutical Partners, Inc.(1)                                                                 1,275,000           52,594
Biogen Idec Inc.(1)                                                                                         835,000           28,766
Allergan, Inc.                                                                                              160,000           13,638
                                                                                                                           1,478,238

CONSUMER STAPLES -- 6.26%
Altria Group, Inc.                                                                                        7,380,000          477,191
Anheuser-Busch Companies, Inc.                                                                            2,325,000          106,369
Walgreen Co.                                                                                              2,250,000          103,478
PepsiCo, Inc.                                                                                             1,845,000           99,501
Coca-Cola Co.                                                                                             1,945,000           81,204
Constellation Brands, Inc., Class A(1)                                                                    2,624,000           77,408
Whole Foods Market, Inc.                                                                                    525,000           62,108
Avon Products, Inc.                                                                                       1,526,000           57,759
Performance Food Group Co.(1)                                                                             1,650,000           49,847
Wm. Wrigley Jr. Co.                                                                                         450,000           30,978
Procter & Gamble Co.                                                                                        380,000           20,045
General Mills, Inc.                                                                                         265,000           12,399
                                                                                                                           1,178,287

INDUSTRIALS -- 5.73%
Tyco International Ltd.                                                                                   8,161,500          238,316
General Electric Co.                                                                                      4,130,000          143,105
United Parcel Service, Inc., Class B                                                                      1,507,300          104,245
Southwest Airlines Co.                                                                                    7,370,300          102,668
Monster Worldwide Inc.(1)                                                                                 3,100,000           88,908
Illinois Tool Works Inc.                                                                                  1,084,400           86,405
Boeing Co.                                                                                                1,165,000           76,890
Northrop Grumman Corp.                                                                                      800,000           44,200
MSC Industrial Direct Co., Inc., Class A                                                                  1,000,000           33,750
3M Co.                                                                                                      395,000           28,559
Allied Waste Industries, Inc.(1)                                                                          3,423,400           27,148
FedEx Corp.                                                                                                 335,000           27,138
JetBlue Airways Corp.(1)                                                                                  1,250,000           25,550
Robert Half International Inc.                                                                              800,000           19,976
General Dynamics Corp.                                                                                      150,000           16,431
Raytheon Co.                                                                                                246,000            9,624
United Rentals, Inc.(1)                                                                                     285,600            5,772
                                                                                                                           1,078,685

FINANCIALS -- 5.50%
Fannie Mae                                                                                                3,135,000          183,084
American International Group, Inc.                                                                        2,725,000          158,323
Freddie Mac                                                                                               2,297,700          149,879
Mitsui Trust Holdings, Inc.                                                                               8,749,000           89,968
Citigroup Inc.                                                                                            1,875,000           86,681
Chubb Corp.                                                                                               1,000,000           85,610
XL Capital Ltd., Class A                                                                                    955,000           71,071
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                      1,640,000           63,337
Golden West Financial Corp.                                                                                 570,000           36,697
Bank of New York Co., Inc.                                                                                  900,000           25,902
Wells Fargo & Co.                                                                                           400,000           24,632
UFJ Holdings, Inc.(1)                                                                                         4,350           22,680
American Express Co.                                                                                        420,000           22,357
Arthur J. Gallagher & Co.                                                                                   270,000            7,325
Marsh & McLennan Companies, Inc.                                                                            253,600            7,025
                                                                                                                           1,034,571

TELECOMMUNICATION SERVICES -- 4.70%
Vodafone Group PLC (ADR)                                                                                  8,185,000          199,059
Vodafone Group PLC                                                                                       46,502,000          113,293
Qwest Communications International Inc.(1)                                                               34,050,000          126,326
O2 PLC(1)                                                                                                49,950,000          121,917
Telefonica, SA (ADR)                                                                                      1,560,000           76,284
Telephone and Data Systems, Inc.                                                                            810,000           33,056
Telephone and Data Systems, Inc., Special Common Shares                                                     810,000           31,055
France Telecom, SA                                                                                        1,465,000           42,781
Bharti Tele-Ventures Ltd.(1)                                                                              7,499,800           41,961
Nextel Communications, Inc., Class A(1)                                                                   1,120,000           36,187
Sprint Corp.                                                                                              1,400,000           35,126
Telenor ASA                                                                                               3,350,000           26,759
                                                                                                                             883,804

MATERIALS -- 1.45%
Rio Tinto PLC                                                                                             1,742,729           53,322
Freeport-McMoRan Copper & Gold Inc., Class B                                                              1,404,500           52,584
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                          1,691,000           49,512
USX-U.S. Steel Group                                                                                      1,104,100           37,948
Newcrest Mining Ltd.                                                                                      2,740,000           36,235
Valspar Corp.                                                                                               466,100           22,508
Barrick Gold Corp.                                                                                          870,000           21,776
                                                                                                                             273,885

                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks                                                                                                Shares            (000)

UTILITIES -- 0.14%
Questar Corp.                                                                                               400,000   $       26,360

MISCELLANEOUS -- 3.63%
Other common stocks in initial period of acquisition                                                                         683,123


TOTAL COMMON STOCKS (cost: $13,201,788,000)                                                                               16,867,045


                                                                                                   Principal amount
Bonds & notes -- 0.37%                                                                                        (000)

CONSUMER DISCRETIONARY -- 0.25%
General Motors Corp. 8.375% 2033                                                                          $  31,973           26,857
General Motors Acceptance Corp. 8.00% 2031                                                                   16,190           14,484
General Motors Corp. 8.25% 2023                                                                               7,180            5,977
                                                                                                                              47,318

TELECOMMUNICATION SERVICES -- 0.12%
U S WEST Capital Funding, Inc. 6.875% 2028                                                                   12,500            9,969
U S WEST Capital Funding, Inc. 6.50% 2018                                                                     8,750            7,219
Qwest Capital Funding, Inc. 7.75% 2031                                                                        5,200            4,511
Qwest Capital Funding, Inc. 7.625% 2021                                                                       1,000              887
                                                                                                                              22,586


TOTAL BONDS & NOTES (cost: $63,726,000)                                                                                       69,904


Short-term securities -- 10.36%

Federal Home Loan Bank 2.955%-3.27% due 7/8-9/9/2005                                                        260,694          259,877
Freddie Mac 2.97%-3.31% due 7/13-9/20/2005                                                                  218,600          217,867
U.S. Treasury Bill 2.75% due 7/28/2005                                                                      209,000          208,580
Preferred Receivables Funding Corp. 3.07%-3.33% due 7/12-8/25/2005(3)                                       107,780          107,500
Park Avenue Receivables Co., LLC 3.06% due 7/7/2005(3)                                                       25,000           24,985
Wal-Mart Stores Inc. 3.05%-3.18% due 7/12-8/16/2005(3)                                                      122,000          121,681
Variable Funding Capital Corp. 3.07%-3.10% due 7/15-7/27/2005(3)                                            105,000          104,807
General Electric Capital Corp. 3.07% due 7/11/2005                                                           50,000           49,954
General Electric Capital Services, Inc. 3.33% due 8/29/2005                                                  50,000           49,726
Procter & Gamble Co. 3.02%-3.16% due 7/19-8/23/2005(3)                                                       86,500           86,185
Hewlett-Packard Co. 3.16%-3.23% due 7/21-7/27/2005(3)                                                        81,600           81,423
Bank of America Corp. 3.11% due 07/18/2005                                                                   50,000           49,922
Ranger Funding Co. LLC 3.06% due 7/6/2005(3)                                                                 29,600           29,585
Gannett Co. 2.99%-3.10% due 7/12-8/17/2005(3)                                                                72,500           72,341
CAFCO, LLC 3.09%-3.28% due 7/22-8/25/2005(3)                                                                 66,100           65,929
Three Pillars Funding, LLC 3.08%-3.24% due 7/22-8/15/2005(3)                                                 53,265           53,115
Wells Fargo & Co. 3.27% due 8/22/2005                                                                        49,500           49,500
Clipper Receivables Co., LLC 3.06%-3.08% due 7/6-7/14/2005(3)                                                48,400           48,361
Triple-A One Funding Corp. 3.11%-3.20% due 7/22-8/24/2005(3)                                                 46,577           46,412
FCAR Owner Trust I 3.20% due 8/12/2005                                                                       41,600           41,447
DuPont (E.I.) de Nemours & Co. 3.24% due 9/6/2005                                                            40,000           39,748
Coca-Cola Co. 3.21% due 8/9/2005                                                                             31,000           30,889
International Bank for Reconstruction and Development 2.96% due 7/26/2005                                    30,000           29,935
Abbott Laboratories Inc. 3.00% due 7/6/2005(3)                                                               25,000           24,987
3M Co. 3.08% due 7/20/2005                                                                                   20,000           19,966
SBC Communications Inc. 3.11% due 7/21/2005(3)                                                               15,500           15,472
Hershey Foods Corp. 3.22% due 8/16/2005(3)                                                                   13,700           13,642
BellSouth Corp. 3.02% due 7/7/2005(3)                                                                         6,400            6,396

TOTAL SHORT-TERM SECURITIES (cost: $1,950,184,000)                                                                         1,950,232


TOTAL INVESTMENT SECURITIES (cost: $15,215,698,000)                                                                       18,887,181
Other assets less liabilities                                                                                               (71,843)

NET ASSETS                                                                                                               $18,815,338


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees.

(3)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $934,501,000, which represented 4.97% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts




INTERNATIONAL FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 85.66%                                                                                      Shares            (000)

FINANCIALS -- 17.78%
UFJ Holdings, Inc.(1,2)                                                                                      14,730        $  76,624
Societe Generale(2)                                                                                         743,000           75,341
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                      1,802,000           69,593
Banco Santander Central Hispano, SA(2)                                                                    4,485,946           51,839
Macquarie Bank Ltd.(2)                                                                                    1,143,898           51,570
Royal Bank of Scotland Group PLC(2)                                                                       1,540,191           46,316
ING Groep NV(2)                                                                                           1,549,310           43,420
ICICI Bank Ltd.(2)                                                                                        4,400,000           42,927
Shinhan Financial Group Co., Ltd.(2)                                                                      1,513,070           38,987
ABN AMRO Holding NV(2)                                                                                    1,583,045           38,819
Housing Development Finance Corp. Ltd.(3)                                                                 1,866,000           38,258
Swire Pacific Ltd., Class A(2)                                                                            3,470,000           30,441
UniCredito Italiano SpA(2)                                                                                5,600,000           29,288
St. George Bank Ltd.(2)                                                                                   1,364,000           26,975
Malayan Banking Bhd.(2)                                                                                   9,500,000           26,951
PartnerRe Holdings Ltd.                                                                                     416,300           26,818
Kookmin Bank(2)                                                                                             580,000           26,198
HSBC Holdings PLC (United Kingdom)(2)                                                                       767,460           12,160
HSBC Holdings PLC (Hong Kong)(2)                                                                            650,000           10,368
UBS AG(2)                                                                                                   285,000           22,058
Hypo Real Estate Holding AG                                                                                 510,000           19,412
Allianz AG(2)                                                                                               150,000           17,098
Bank of Nova Scotia                                                                                         500,000           16,519
Westpac Banking Corp.(2)                                                                                    962,514           14,560
Mitsui Sumitomo Insurance Co., Ltd.(2)                                                                    1,280,000           11,501
DnB NOR ASA(2)                                                                                            1,050,000           10,840
                                                                                                                             874,881

TELECOMMUNICATION SERVICES -- 13.09%
Telekom Austria AG(2)                                                                                     6,094,899          117,457
Royal KPN NV(2)                                                                                           8,685,600           72,347
Telefonica, SA(2)                                                                                         4,277,938           69,575
Tele Norte Leste Participacoes SA, preferred nominative                                                   1,798,414           29,833
Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                             1,285,000           21,395
Telenor ASA(2)                                                                                            5,830,100           46,098
Bharti Tele-Ventures Ltd.(1,2)                                                                            8,200,000           45,680
Vodafone Group PLC(2)                                                                                    15,675,100           38,023
China Unicom Ltd.(2)                                                                                     42,678,200           35,608
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(2)                               59,925,000           30,657
America Movil SA de CV, Series L (ADR)                                                                      480,000           28,613
Deutsche Telekom AG(2)                                                                                    1,480,000           27,199
France Telecom, SA(2)                                                                                       845,000           24,522
Belgacom SA(2)                                                                                              510,000           17,422
CESKY TELECOM, AS(1)                                                                                        675,000           12,630
KDDI Corp.(2)                                                                                                 2,130            9,762
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                460,000            8,689
O2 PLC(1,2)                                                                                               2,605,200            6,304
Singapore Telecommunications Ltd.(2)                                                                      1,439,290            2,341
Bayan Telecommunications Holdings Corp., Class A(1,2,3)                                                      43,010               --
Bayan Telecommunications Holdings Corp., Class B(1,2,3)                                                      14,199               --
                                                                                                                             644,155

CONSUMER DISCRETIONARY -- 9.47%
Kingfisher PLC(2)                                                                                        10,653,645           46,746
Accor SA(2)                                                                                                 920,904           42,886
Swatch Group Ltd(2)                                                                                         201,020           28,005
Swatch Group Ltd(2)                                                                                         447,866           12,704
Sony Corp.(2)                                                                                             1,100,000           37,541
Bayerische Motoren Werke AG(2)                                                                              685,000           31,020
Honda Motor Co., Ltd.(2)                                                                                    604,500           29,542
News Corp. Inc. Class B                                                                                     974,283           16,426
News Corp. Inc. Class A                                                                                     687,292           11,120
Grupo Televisa, SA, ordinary participation certificates (ADR)                                               443,100           27,512
Yamada Denki Co., Ltd.(2)                                                                                   425,000           24,225
Hilton Group PLC(2)                                                                                       4,323,100           22,072
Reed Elsevier PLC(2)                                                                                      2,029,900           19,348
Dixons Group PLC(2)                                                                                       6,342,341           17,706
Marui Co., Ltd.(2)                                                                                        1,090,000           14,610
Mediaset SpA(2)                                                                                           1,250,000           14,605
Industria de Diseno Textil, SA(2)                                                                           492,777           12,579
Suzuki Motor Corp.(2)                                                                                       700,000           10,901
Cie. Financiere Richemont AG, units, Class A(2)                                                             325,000           10,850
Pearson PLC(2)                                                                                              750,000            8,769
Toyota Motor Corp.(2)                                                                                       230,000            8,158
Kesa Electricals PLC(2)                                                                                   1,000,000            4,972
Reed Elsevier NV(2)                                                                                         335,100            4,632
Publishing & Broadcasting Ltd.(2)                                                                           375,000            4,197
SET Satellite (Singapore) Pte. Ltd.(1,2,3)                                                                  800,276            3,282
SET India Ltd.(1,2,3)                                                                                        32,200            1,658
KirchMedia GmbH & Co. KGaA, nonvoting(1,2,3)                                                                675,511               --
                                                                                                                             466,066

ENERGY -- 8.91%
"Shell" Transport and Trading Co., PLC(2)                                                                 4,155,000           40,081
"Shell" Transport and Trading Co., PLC (ADR)                                                                320,000           18,579
Royal Dutch Petroleum Co.(2)                                                                                261,000           16,916
Canadian Natural Resources, Ltd.                                                                          1,600,000           57,893
Reliance Industries Ltd.(2)                                                                               3,628,695           53,429
Oil & Natural Gas Corp. Ltd.(2)                                                                           2,033,000           47,796
Husky Energy Inc.                                                                                         1,035,000           41,101
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                              759,000           39,567
Norsk Hydro ASA(2)                                                                                          410,000           37,319
Petro-Canada                                                                                                540,000           35,095
Nexen Inc.                                                                                                  857,638           26,000
ENI SpA(2)                                                                                                  960,000           24,537
                                                                                                                             438,313


INFORMATION TECHNOLOGY -- 8.52%
Rohm Co., Ltd.(2)                                                                                           560,600           53,591
Samsung Electronics Co., Ltd.(2)                                                                            105,244           49,670
Taiwan Semiconductor Manufacturing Co. Ltd.(2)                                                           24,248,040           41,675
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)                                                           426,599            3,891
Murata Manufacturing Co., Ltd.(2)                                                                           605,000           30,539
Nippon Electric Glass Co., Ltd.(2)                                                                        1,915,000           28,741
Tokyo Electron Ltd.(2)                                                                                      541,000           28,263
Hoya Corp.(2)                                                                                               228,400           26,180
Hirose Electric Co., Ltd.(2)                                                                                238,300           26,055
Mediatek Incorporation(2)                                                                                 2,890,000           24,745
OMRON Corp.(2)                                                                                              841,000           18,427
SOFTBANK CORP.(2)                                                                                           431,000           16,862
Fujitsu Ltd.(2)                                                                                           3,000,000           15,558
Chi Mei Optoelectronics Corp.(2)                                                                          9,600,000           14,819
Hon Hai Precision Industry Co., Ltd.(2)                                                                   2,759,996           14,232
Canon, Inc.(2)                                                                                              200,000           10,435
Quanta Computer Inc. (GDR)(2,3)                                                                             787,907            7,385
Quanta Computer Inc.(2)                                                                                   1,116,848            2,108
Samsung Electro-Mechanics Co., Ltd.(2)                                                                      250,000            5,778
                                                                                                                             418,954

HEALTH CARE -- 6.01%
Novo Nordisk A/S, Class B(2)                                                                              1,353,200           68,299
Sanofi-Aventis(2)                                                                                           728,500           59,370
Roche Holding AG(2)                                                                                         394,435           49,650
AstraZeneca PLC (Sweden)(2)                                                                                 510,500           21,083
AstraZeneca PLC (United Kingdom)(2)                                                                         322,500           13,258
UCB NV(2)                                                                                                   478,924           23,148
Fresenius Medical Care AG, preferred(2)                                                                     314,000           21,766
Shionogi & Co., Ltd.(2)                                                                                   1,200,000           15,444
Ranbaxy Laboratories Ltd.(2)                                                                                588,000           14,247
H. Lundbeck A/S(2)                                                                                          280,124            7,019
Elan Corp., PLC (ADR)(1)                                                                                    370,000            2,523
                                                                                                                             295,807

MATERIALS -- 5.59%
Nitto Denko Corp.(2)                                                                                        949,900           54,101
Potash Corp. of Saskatchewan Inc.                                                                           370,000           35,365
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                            903,100           26,443
Bayer AG(2)                                                                                                 613,000           20,354
Siam Cement PCL(2)                                                                                        3,520,000           20,341
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                           468,581           19,877
BHP Billiton PLC(2)                                                                                       1,500,000           19,049
BASF AG(2)                                                                                                  275,000           18,188
Placer Dome Inc.                                                                                          1,160,300           17,729
Holcim Ltd.(2)                                                                                              285,714           17,351
L'Air Liquide(2)                                                                                             72,000           12,209
Rio Tinto PLC(2)                                                                                            337,500           10,282
Gold Fields Ltd.(2)                                                                                         317,100            3,577
                                                                                                                             274,866

CONSUMER STAPLES -- 4.37%
Koninklijke Ahold NV(1,2)                                                                                 5,205,000           42,422
Nestle SA(2)                                                                                                147,820           37,627
METRO AG(2)                                                                                                 450,000           22,146
Shinsegae Co., Ltd.(2)                                                                                       70,000           21,938
Groupe Danone(2)                                                                                            242,400           21,122
Orkla AS(2)                                                                                                 400,799           14,652
Wal-Mart de Mexico, SA de CV, Series V                                                                    3,090,120           12,531
Woolworths Ltd.(2)                                                                                          870,047           10,838
Heineken NV(2)                                                                                              281,250            8,645
Unilever NV(2)                                                                                              130,000            8,393
Uni-Charm Corp.(2)                                                                                          195,000            7,822
Coca-Cola HBC SA                                                                                            250,000            6,781
                                                                                                                             214,917

INDUSTRIALS -- 3.67%
ALSTOM SA(1,2)                                                                                           34,300,000           33,753
Bharat Heavy Electricals Ltd.(2)                                                                          1,403,400           27,913
Mitsubishi Corp.(2)                                                                                       1,820,000           24,485
Siemens AG(2)                                                                                               325,000           23,600
Asahi Glass Co., Ltd.(2)                                                                                  2,120,000           22,136
Qantas Airways Ltd.(2)                                                                                    8,341,761           21,186
FANUC LTD(2)                                                                                                266,200           16,803
Capita Group PLC                                                                                          1,603,997           10,574
                                                                                                                             180,450

UTILITIES -- 3.34%
Veolia Environnement(2)                                                                                   1,380,900           51,634
Cia. Energetica de Minas Gerais -- CEMIG, preferred nominative                                          800,000,000           25,382
National Grid Transco PLC(2)                                                                              2,100,000           20,264
Scottish Power PLC(2)                                                                                     2,190,000           19,394
E.ON AG(2)                                                                                                  215,000           19,064
Gas Natural SDG, SA(2)                                                                                      500,000           14,623
Hong Kong and China Gas Co. Ltd.(2)                                                                       7,000,000           14,122
                                                                                                                             164,483

MISCELLANEOUS -- 4.91%
Other common stocks in initial period of acquisition                                                                         241,542


TOTAL COMMON STOCKS (cost: $3,364,979,000)                                                                                 4,214,434


                                                                                                    Principal value
Short-term securities -- 14.24%                                                                               (000)

Federal Home Loan Bank 3.04%-3.22% due 7/20-9/9/2005                                                       $109,300          108,847
Mont Blanc Capital Corp. 3.10% due 7/18/2005(3)                                                              34,100           34,048
ING (U.S.) Funding LLC 3.17%-3.24% due 8/9-8/18/2005                                                         29,500           29,387
Freddie Mac 3.18%-3.31% due 8/30-9/20/2005                                                                   49,100           48,808
Societe Generale N.A. Inc. 3.03% due 7/7/2005                                                                45,000           44,975
Stadshypotek Delaware Inc. 3.10%-3.20% due 7/18-8/25/2005(3)                                                 45,000           44,847
Total Capital SA 3.06%-3.16% due 7/18-8/9/2005(3)                                                            44,700           44,592
Nestle Capital Corp. 3.01% due 7/6/2005(3)                                                                   23,900           23,888
Alcon Capital Corp. 3.06% due 7/11/2005(3)                                                                   20,000           19,981
KfW International Finance Inc. 3.03%-3.05% due 7/14-7/15/2005(3)                                             43,800           43,747
Spintab AB (Swedmortgage) 3.14%-3.18% due 8/5-8/19/2005                                                      38,300           38,164
CBA (Delaware) Finance Inc. 3.13%-3.16% due 7/11-8/15/2005                                                   33,000           32,881
Allied Irish Banks N.A. Inc. 3.31% due 8/22/2005(3)                                                          31,100           30,948
Amsterdam Funding Corp. 3.14% due 7/27/2005(3)                                                               28,800           28,732
Calyon North America Inc. 3.16% due 8/8/2005                                                                $27,200           27,108
CAFCO, LLC 3.13% due 8/3/2005(3)                                                                             23,600           23,533
ANZ National (International) Ltd. 3.17% due 8/16/2005(3)                                                     17,800           17,726
HSBC USA Inc. 3.15% due 8/5/2005                                                                             17,100           17,046
Ranger Funding Co. LLC 3.23% due 7/25/2005(3)                                                                13,400           13,370
Wal-Mart Stores Inc. 3.18% due 8/8/2005(3)                                                                    7,600            7,574
Coca-Cola Co. 3.22% due 8/23/2005                                                                             5,800            5,772
Shell Finance (U.K.) PLC 3.05% due 7/14/2005                                                                  5,300            5,294
Clipper Receivables Co., LLC 3.40% due 7/1/2005(3)                                                            5,200            5,200
BMW US Capital LLC 3.25% due 8/19/2005(3)                                                                     4,300            4,281

TOTAL SHORT-TERM SECURITIES (cost: $700,735,000)                                                                             700,749


TOTAL INVESTMENT SECURITIES (cost: $4,065,714,000)                                                                         4,915,183
Other assets less liabilities                                                                                                  4,679

NET ASSETS                                                                                                                $4,919,862

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 145 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $3,477,126,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $393,050,000, which represented 7.99% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts




NEW WORLD FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 76.04%                                                                                      Shares            (000)

CONSUMER STAPLES -- 11.61%
Pyaterochka Holding, nonvoting (GDR)(1,2)                                                                   582,200         $  8,384
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                           220,000            6,798
Cia. de Bebidas das Americas -- AmBev (ADR)                                                                  44,000            1,120
Tesco PLC(3)                                                                                              1,005,000            5,714
Avon Products, Inc.                                                                                         125,600            4,754
Nestle India Ltd.(3)                                                                                        243,200            3,966
Hindustan Lever Ltd.(3)                                                                                     943,401            3,554
Oriflame Cosmetics SA(3)                                                                                    151,500            3,440
Anheuser-Busch Companies, Inc.                                                                               65,000            2,974
PepsiCo, Inc.                                                                                                53,900            2,907
Migros Turk TAS(3)                                                                                          337,147            2,618
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                                 44,000            1,789
Wal-Mart de Mexico, SA de CV, Series V                                                                      200,000              811
Fomento Economico Mexicano, SA de CV (ADR)                                                                   35,000            2,085
Unilever PLC(3)                                                                                             215,000            2,065
Unilever NV(3)                                                                                               31,500            2,034
Coca-Cola Co.                                                                                                45,000            1,879
Nestle SA(3)                                                                                                  6,655            1,694
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                            400,000            1,370
Groupe Danone(3)                                                                                             14,982            1,305
Coca-Cola HBC SA                                                                                             40,000            1,085
Heineken NV(3)                                                                                               31,250              961
                                                                                                                              63,307

FINANCIALS -- 11.32%
Housing Development Finance Corp. Ltd.                                                                      435,100            8,921
Banco Itau Holding Financeira SA, preferred nominative                                                       34,800            6,411
PT Bank Rakyat Indonesia(3)                                                                              17,108,150            5,061
HSBC Holdings PLC(3)                                                                                        305,000            4,865
National Savings and Commercial Bank Ltd.(3)                                                                140,000            4,714
Grupo Financiero Banorte, SA de CV                                                                          508,000            3,343
ICICI Bank Ltd.(3)                                                                                          282,174            2,752
ICICI Bank Ltd. (ADR)                                                                                         8,000              175
Bank Polska Kasa Opieki SA(3)                                                                                66,000            2,829
Bank Zachodni WBK SA(3)                                                                                      89,697            2,828
Yapi ve Kredi Bank(2,3)                                                                                     735,000            2,808
Erste Bank der oesterreichischen Sparkassen AG(3)                                                            55,600            2,768
Banco Latinoamericano de Exportaciones, SA                                                                  150,000            2,692
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                                         60,000            2,317
Itausa -- Investimentos Itau SA, preferred nominative                                                       903,790            1,958
Citigroup Inc.                                                                                               38,000            1,757
American International Group, Inc.                                                                           30,000            1,743
Bank of the Philippine Islands(3)                                                                         1,844,616            1,588
Kookmin Bank(3)                                                                                              23,000            1,039
SM Prime Holdings, Inc.(3)                                                                                4,610,000              614
HDFC Bank Ltd.(3)                                                                                            36,500              529
                                                                                                                              61,712

TELECOMMUNICATION SERVICES -- 8.51%
Telefonica, SA(3)                                                                                           410,770            6,681
Telekom Austria AG(3)                                                                                       230,000            4,432
Maxis Communications Bhd.(3)                                                                              1,734,000            4,375
China Unicom Ltd.(3)                                                                                      5,038,000            4,203
America Movil SA de CV, Series L (ADR)                                                                       70,000            4,173
Partner Communications Co. Ltd.(2,3)                                                                        571,500            4,095
Partner Communications Co. Ltd. (ADR)(2)                                                                     10,000               72
Tele Norte Leste Participacoes SA, preferred nominative                                                     185,297            3,074
Portugal Telecom, SGPS, SA(3)                                                                               305,000            2,878
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(3)                                5,440,000            2,783
Telenor ASA(3)                                                                                              292,500            2,313
CESKY TELECOM, AS                                                                                            75,000            1,403
Magyar Tavkozlesi Rt. (ADR)                                                                                  60,000            1,284
China Mobile Ltd. (China)(3)                                                                                330,000            1,218
GLOBE TELECOM, Inc.(3)                                                                                       76,534            1,094
KT Corp. (ADR)                                                                                               50,000            1,075
Telefonos de Mexico, SA de CV, Class L (ADR)                                                                 50,000              944
Advanced Info Service PCL(3)                                                                                122,000              287
                                                                                                                              46,384

MATERIALS -- 7.28%
Cia. Vale do Rio Doce, preferred nominative, Class A                                                        179,500            4,542
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                             50,700            1,484
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                                  475,000            5,748
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                            99,990            4,242
Phelps Dodge Corp.                                                                                           45,000            4,163
Associated Cement Companies Ltd.(3)                                                                         470,000            4,088
Ivanhoe Mines Ltd.(2)                                                                                       303,100            2,351
Siam Cement PCL(3)                                                                                          353,000            2,040
BHP Billiton PLC(3)                                                                                         142,664            1,812
AngloGold Ashanti Ltd.(3)                                                                                    49,500            1,745
Asian Paints Ltd.(3)                                                                                        160,000            1,505
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                                     43,300            1,505
Holcim Ltd.(3)                                                                                               24,000            1,457
Harmony Gold Mining Co. Ltd.(3)                                                                             140,000            1,208
Anglo American PLC(3)                                                                                        29,467              689
Formosa Plastics Corp.(3)                                                                                   340,843              553
Siam City Cement PCL(3)                                                                                      80,000              535
                                                                                                                              39,667

CONSUMER DISCRETIONARY -- 7.24%
Toyota Motor Corp.(3)                                                                                       205,100            7,275
Maruti Udyog Ltd.(3)                                                                                        603,000            6,390
Honda Motor Co., Ltd.(3)                                                                                    119,000            5,815
Yue Yuen Industrial (Holdings) Ltd.(3)                                                                    1,425,000            4,323
Laureate Education, Inc.(2)                                                                                  75,000            3,589
Grupo Televisa, SA, ordinary participation certificates (ADR)                                                53,900            3,347
Makita Corp.(3)                                                                                             130,000            2,551
Suzuki Motor Corp.(3)                                                                                       122,000            1,900
Li & Fung Ltd.(3)                                                                                           806,000            1,664
Astro All Asia Networks PLC(2,3)                                                                            928,100            1,324
LG Electronics Inc.(3)                                                                                       14,700              928
Koninklijke Philips Electronics NV(3)                                                                        16,000              402
                                                                                                                              39,508

ENERGY -- 6.64%
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                               90,000            4,692
Petroleo Brasileiro SA -- Petrobras, preferred nominative (ADR)                                              53,000            2,440
MOL Magyar Olaj- es Gazipari Rt., Class A(3)                                                                 80,841            6,748
Oil & Natural Gas Corp. Ltd.(3)                                                                             222,800            5,238
Harvest Natural Resources, Inc.(2)                                                                          392,000            4,285
FMC Technologies, Inc.(2)                                                                                   116,600            3,728
China Shenhua Energy Co. Ltd.(2)                                                                          2,950,000            2,847
Nexen Inc.                                                                                                   63,282            1,918
Noble Energy, Inc.                                                                                           23,000            1,740
"Shell" Transport and Trading Co., PLC (ADR)                                                                 25,000            1,452
China Oilfield Services Ltd., Class H(3)                                                                  2,911,300            1,065
                                                                                                                              36,153

INFORMATION TECHNOLOGY -- 6.47%
Mediatek Incorporation(3)                                                                                   779,342            6,673
Kingboard Chemical Holdings Ltd.(3)                                                                       1,690,000            5,352
NHN Corp.(2,3)                                                                                               52,000            5,330
Samsung Electronics Co., Ltd.(3)                                                                             10,000            4,720
Hon Hai Precision Industry Co., Ltd.(3)                                                                     895,095            4,615
Optimax Technology Corp.(3)                                                                                 964,683            2,215
Venture Corp. Ltd.(3)                                                                                       201,000            1,892
NetEase.com, Inc. (ADR)(2)                                                                                   30,000            1,713
QUALCOMM Inc.(2)                                                                                             42,000            1,386
SINA Corp.(2)                                                                                                30,000              837
Sohu.com Inc.(2)                                                                                             24,000              526
                                                                                                                              35,259

INDUSTRIALS -- 6.06%
Bharat Heavy Electricals Ltd.(3)                                                                            375,000            7,458
Jet Airways (India) Ltd.(2,3)                                                                               195,010            5,636
Daelim Industrial Co., Ltd.(3)                                                                              102,000            5,425
3M Co.                                                                                                       60,200            4,352
ALL -- America Latina Logistica, units                                                                      125,000            3,704
AGCO Corp.(2)                                                                                               135,000            2,581
Asahi Glass Co., Ltd.(3)                                                                                    212,000            2,214
Hyundai Development Co.(3)                                                                                   70,000            1,633
                                                                                                                              33,003

UTILITIES -- 4.93%
Gas Natural SDG, SA(3)                                                                                      160,600            4,697
CPFL Energia SA (ADR)                                                                                       180,000            4,266
National Thermal Power Corp. Ltd.(3)                                                                      1,943,000            3,696
Reliance Energy Ltd.                                                                                        229,000            3,332
AES Corp.(2)                                                                                                200,000            3,276
GAIL (India) Ltd.(3)                                                                                        582,000            3,037
Cheung Kong Infrastructure Holdings Ltd.(3)                                                               1,001,000            2,949
Veolia Environnement(3)                                                                                      44,000            1,645
                                                                                                                              26,898

HEALTH CARE -- 3.02%
Ranbaxy Laboratories Ltd.(3)                                                                                179,000            4,337
Novo Nordisk A/S, Class B(3)                                                                                 68,160            3,440
Gedeon Richter Ltd.(3)                                                                                       17,500            2,551
Dr. Reddy's Laboratories Ltd.(3)                                                                            120,000            2,072
Teva Pharmaceutical Industries Ltd. (ADR)                                                                    64,000            1,993
PLIVA d.d. (GDR) (Croatia)(3)                                                                               120,000            1,527
AstraZeneca PLC(3)                                                                                           12,700              524
                                                                                                                              16,444

MISCELLANEOUS -- 2.96%
Other common stocks in initial period of acquisition                                                                          16,103


TOTAL COMMON STOCKS (cost: $313,780,000)                                                                                     414,438


Rights & warrants -- 0.02%

INFORMATION TECHNOLOGY -- 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006(2)                                                  169,000              107


TOTAL RIGHTS & WARRANTS (cost: $0)                                                                                               107


                                                                                                   Principal amount
Bonds & notes -- 13.14%                                                                                        (000)

GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS -- 12.57%
United Mexican States Government Global 9.875% 2010                                                          $4,125            5,000
United Mexican States Government Global 11.375% 2016                                                          1,408            2,094
United Mexican States Government, Series M20, 8.00% 2023                                                  MXP22,399            1,783
United Mexican States Government Global 8.625% 2008                                                          $1,154            1,281
United Mexican States Government Global 3.84% 2009(4)                                                         1,250            1,269
United Mexican States Government Global 6.375% 2013                                                           1,000            1,076
United Mexican States Government, Series MI10, 8.00% 2013                                                 MXP11,102              955
United Mexican States Government Global 10.375% 2009                                                           $750              897
United Mexican States Government, Series MI10, 9.50% 2014                                                  MXP2,000              188
Russian Federation 8.25% 2010                                                                                $7,200            7,872
Russian Federation 5.00% 2030(1,4)                                                                            3,406            3,832
Russian Federation 5.00% 2030(4)                                                                                750              844
Russian Federation 8.25% 2010(1)                                                                                566              619
Brazilian Treasury Bill 0% 2006                                                                                R$10            3,741
Brazil (Federal Republic of) Global 11.00% 2040                                                              $2,375            2,860
Brazil (Federal Republic of) Global 9.25% 2010                                                                2,200            2,459
Brazil (Federal Republic of) Global 10.125% 2027                                                              1,175            1,367
Brazil (Federal Republic of) Bearer 8.00% 2014(5)                                                             1,135            1,162
Brazil (Federal Republic of) 14.50% 2009                                                                       $550              718
Brazil (Federal Republic of) 4.313% 2009(4)                                                                     374              371
Brazilian Treasury Bill 0% 2007                                                                                 R$1              232
Panama (Republic of) Global 8.25% 2008                                                                       $4,000            4,380
Panama (Republic of) Global 9.375% 2029                                                                         905            1,124
Panama (Republic of) Global 9.375% 2023                                                                         723              895
Panama (Republic of) Global 7.25% 2015                                                                          250              273
Panama (Republic of) 9.375% 2012                                                                                 65               79
Panama (Republic of) Global 9.625% 2011                                                                          65               78
Argentina (Republic of) 6.501% 2033(4,5,6)                                                                ARS11,784            3,611
Argentina (Republic of) 0.703% 2038(4)                                                                     ARS9,744            1,315
Argentina (Republic of) 3.01% 2012(4)                                                                        $1,375            1,229
Peru (Republic of) 9.125% 2012                                                                                2,500            2,938
Peru (Republic of) 8.375% 2016                                                                                1,425            1,607
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(4)                                                     914              873
Colombia (Republic of) Global 10.00% 2012                                                                     1,850            2,165
Colombia (Republic of) Global 10.75% 2013                                                                     1,060            1,294
Turkey (Republic of) 11.875% 2030                                                                             1,225            1,778
Turkey (Republic of) 20.00% 2007                                                                             TRY900              727
Turkey (Republic of) 15.00% 2010                                                                             TRY680              521
Turkey (Republic of) Treasury Bill 0% 2005                                                                   TRY500              369
Philippines (Republic of) 8.375% 2009                                                                        $1,665            1,771
Philippines (Republic of) Global 10.625% 2025                                                                   600              674
Venezuela (Republic of) 9.25% 2027                                                                              200              210
                                                                                                                              68,531

UTILITIES -- 0.20%
Enersis SA 7.375% 2014                                                                                          650              703
AES Gener SA 7.50% 2014                                                                                         400              407
                                                                                                                               1,110

MATERIALS -- 0.08%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                                400              447

INDUSTRIALS -- 0.08%
TFM, SA de CV 9.375% 2012(1)                                                                                    400              418

ENERGY -- 0.08%
Pemex Project Funding Master Trust 8.00% 2011                                                                   200              228
Petrozuata Finance, Inc., Series B, 8.22% 2017(1)                                                               200              189
                                                                                                                                 417

TELECOMMUNICATION SERVICES -- 0.07%
Cellco Finance NV 12.75% 2005                                                                                   350              354

INFORMATION TECHNOLOGY -- 0.06%
Amkor Technology, Inc. 10.50% 2009                                                                              400              347


TOTAL BONDS & NOTES (cost: $64,642,000)                                                                                       71,624

                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Short-term securities -- 10.05%                                                                               (000)            (000)

Allied Irish Banks N.A. Inc. 3.14% due 7/11/2005(1)                                                          $6,200       $    6,194
Bank of Ireland 3.22% due 8/23/2005(1)                                                                        6,200            6,169
HBOS Treasury Services PLC 3.09% due 7/15/2005                                                                5,000            4,994
Thunder Bay Funding, LLC 3.18% due 7/20/2005(1)                                                               5,000            4,991
CBA (Delaware) Finance Inc. 3.07% due 7/7/2005                                                                4,900            4,897
Calyon North America Inc. 3.03% due 7/1/2005                                                                  4,500            4,500
Sheffield Receivables Corp. 3.12% due 7/11/2005(1)                                                            4,300            4,296
KfW International Finance Inc. 3.05% due 7/15/2005(1)                                                         4,300            4,295
ABN-AMRO North America Finance Inc. 3.11% due 7/26/2005                                                       4,000            3,991
ANZ National (International) Ltd. 3.29% due 8/10/2005(1)                                                      3,400            3,387
Nestle Capital Corp. 3.04% due 7/12/2005(1)                                                                   2,700            2,697
BMW U.S. Capital Corp. 3.25% due 8/19/2005(1)                                                                 2,400            2,389
National Australia Funding (Delaware) Inc. 3.03% due 7/1/2005(1)                                              2,000            2,000

TOTAL SHORT-TERM SECURITIES (cost: $54,800,000)                                                                               54,800


TOTAL INVESTMENT SECURITIES (cost: $433,222,000)                                                                             540,969
Other assets less liabilities                                                                                                  4,080

NET ASSETS                                                                                                                  $545,049


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $49,860,000, which represented 9.15% of the net assets of the fund.

(2)  Security did not produce income during the last 12 months.

(3) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 86 of the fund's securities, including those in "Miscellaneous" (with aggregate value of $250,107,000) were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(4)  Coupon rate may change periodically.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(6) Index-linked bond whose principal amount moves with a government retail price index.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts




BLUE CHIP INCOME AND GROWTH FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 93.12%                                                                                      Shares            (000)

FINANCIALS -- 20.27%
Fannie Mae                                                                                                2,130,000         $124,392
American International Group, Inc.                                                                        1,385,000           80,469
J.P. Morgan Chase & Co.                                                                                   2,050,000           72,406
Capital One Financial Corp.                                                                                 700,000           56,007
MBNA Corp.                                                                                                1,750,000           45,780
Citigroup Inc.                                                                                              650,000           30,050
Bank of America Corp.                                                                                       600,000           27,366
SLM Corp.                                                                                                   420,000           21,336
State Street Corp.                                                                                          400,000           19,300
AFLAC Inc.                                                                                                  435,000           18,827
Washington Mutual, Inc.                                                                                     450,000           18,310
HSBC Holdings PLC (ADR) (United Kingdom)                                                                    225,000           17,921
Bank of New York Co., Inc.                                                                                  440,000           12,663
Jefferson-Pilot Corp.                                                                                       250,000           12,605
Freddie Mac                                                                                                  45,000            2,935
                                                                                                                             560,367

CONSUMER DISCRETIONARY -- 14.63%
General Motors Corp.                                                                                      2,350,000           79,900
Target Corp.                                                                                              1,320,000           71,821
Lowe's Companies, Inc.                                                                                    1,170,000           68,118
Mattel, Inc.                                                                                              2,200,000           40,260
Best Buy Co., Inc.                                                                                          480,000           32,904
Toyota Motor Corp. (ADR)                                                                                    380,000           27,166
Harley-Davidson Motor Co.                                                                                   400,000           19,840
TJX Companies, Inc.                                                                                         750,000           18,263
Carnival Corp., units                                                                                       275,000           15,001
Limited Brands, Inc.                                                                                        525,000           11,245
Kohl's Corp.(1)                                                                                             160,000            8,946
McDonald's Corp.                                                                                            200,000            5,550
Clear Channel Communications, Inc.                                                                          175,000            5,413
                                                                                                                             404,427

HEALTH CARE -- 12.44%
Cardinal Health, Inc.                                                                                     1,550,000           89,249
Aetna Inc.                                                                                                  550,000           45,551
HCA Inc.                                                                                                    800,000           45,336
Bristol-Myers Squibb Co.                                                                                  1,300,000           32,474
AstraZeneca PLC (ADR) (United Kingdom)                                                                      740,000           30,532
Eli Lilly and Co.                                                                                           525,000           29,248
Medtronic, Inc.                                                                                             400,000           20,716
Johnson & Johnson                                                                                           250,000           16,250
Schering-Plough Corp.                                                                                       750,000           14,295
Pfizer Inc                                                                                                  300,000            8,274
Amgen Inc.(1)                                                                                               100,000            6,046
Applera Corp. -- Applied Biosystems Group                                                                   300,000            5,901
                                                                                                                             343,872

INFORMATION TECHNOLOGY -- 11.71%
Hewlett-Packard Co.                                                                                       5,100,000          119,901
International Business Machines Corp.                                                                       650,000           48,230
Texas Instruments Inc.                                                                                    1,600,000           44,912
Microsoft Corp.                                                                                           1,310,000           32,540
Cisco Systems, Inc.(1)                                                                                    1,200,000           22,932
Applied Materials, Inc.                                                                                   1,000,000           16,180
Intel Corp.                                                                                                 600,000           15,636
Xilinx, Inc.                                                                                                500,000           12,750
Automatic Data Processing, Inc.                                                                             250,000           10,493
                                                                                                                             323,574

INDUSTRIALS -- 9.89%
Tyco International Ltd.                                                                                   1,980,000           57,816
United Parcel Service, Inc., Class B                                                                        710,000           49,104
General Electric Co.                                                                                      1,260,000           43,659
United Technologies Corp.                                                                                   760,000           39,026
Norfolk Southern Corp.                                                                                      592,800           18,353
Caterpillar Inc.                                                                                            170,000           16,203
Emerson Electric Co.                                                                                        250,000           15,657
Southwest Airlines Co.                                                                                    1,000,000           13,930
Deere & Co.                                                                                                 200,000           13,098
Pitney Bowes Inc.                                                                                            90,000            3,919
3M Co.                                                                                                       40,000            2,892
                                                                                                                             273,657

ENERGY -- 8.68%
ChevronTexaco Corp.                                                                                       1,025,000           57,318
Marathon Oil Corp.                                                                                        1,050,000           56,039
Exxon Mobil Corp.                                                                                           590,000           33,907
Royal Dutch Petroleum Co. (New York registered)                                                             500,000           32,450
Schlumberger Ltd.                                                                                           395,000           29,996
ConocoPhillips                                                                                              300,000           17,247
Unocal Corp.                                                                                                200,000           13,010
                                                                                                                             239,967

CONSUMER STAPLES -- 4.66%
Unilever NV (New York registered)                                                                           750,000           48,623
Walgreen Co.                                                                                                480,000           22,075
General Mills, Inc.                                                                                         375,000           17,546
Kimberly-Clark Corp.                                                                                        255,000           15,960
PepsiCo, Inc.                                                                                               250,000           13,483
Kraft Foods Inc., Class A                                                                                   180,000            5,726
H.J. Heinz Co.                                                                                               80,000            2,834
Avon Products, Inc.                                                                                          70,000            2,649
                                                                                                                             128,896

TELECOMMUNICATION SERVICES -- 4.44%
BellSouth Corp.                                                                                           2,350,000           62,440
SBC Communications Inc.                                                                                     875,000           20,781
Verizon Communications Inc.                                                                                 600,000           20,730
Sprint Corp.                                                                                                750,000           18,817
                                                                                                                             122,768

MATERIALS -- 3.61%
Alcoa Inc.                                                                                                1,225,000           32,009
BHP Billiton Ltd. (ADR)                                                                                     725,000           19,793
Dow Chemical Co.                                                                                            375,000           16,699
Weyerhaeuser Co.                                                                                            200,000           12,730
Air Products and Chemicals, Inc.                                                                            200,000           12,060
E.I. du Pont de Nemours and Co.                                                                             150,000            6,451
                                                                                                                              99,742

UTILITIES -- 1.11%
FPL Group, Inc.                                                                                             400,000           16,824
Duke Energy Corp.                                                                                           260,000            7,730
Xcel Energy Inc.                                                                                            250,000            4,880
FirstEnergy Corp.                                                                                            25,901            1,246
                                                                                                                              30,680

MISCELLANEOUS -- 1.68%
Other common stocks in initial period of acquisition                                                                          46,335


TOTAL COMMON STOCKS (cost: $2,240,781,000)                                                                                 2,574,285


                                                                                                   Principal amount
Short-term securities -- 6.77%                                                                                (000)

Three Pillars Funding, LLC 3.27%-3.40% due 7/1-7/26/2005(2)                                                 $26,800           26,767
Procter & Gamble Co. 3.12%-3.21% due 7/15-7/29/2005(2)                                                       22,400           22,353
Variable Funding Capital Corp. 3.04%-3.16% due 7/6-8/1/2005(2)                                               16,700           16,661
Gannett Co. 3.12%-3.19% due 7/20-8/10/2005(2)                                                                16,300           16,258
Emerson Electric Co. 3.00%-3.18% due 7/7-7/19/2005(2)                                                        16,200           16,190
Estee Lauder Companies Inc. 3.10%-3.22% due 7/8-7/26/2005(2)                                                 15,000           14,973
DuPont (E.I.) de Nemours & Co. 3.11% due 7/26/2005                                                           14,100           14,068
Hershey Foods Corp. 3.10% due 8/2/2005(2)                                                                    14,000           13,960
PepsiCo Inc. 3.01%-3.02% due 7/11-7/13/2005(2)                                                               10,500           10,490
Ciesco LLC 3.18% due 7/25/2005(2)                                                                            10,000            9,978
NetJets Inc. 3.33% due 9/7/2005(2)                                                                            9,600            9,539
Harley-Davidson Funding Corp. 3.11% due 7/25/2005(2)                                                          7,010            6,995
Scripps (E.W.) Co. 3.21% due 7/27/2005(2)                                                                     4,600            4,589
Coca-Cola Co. 3.03% due 7/12/2005                                                                             4,400            4,396

TOTAL SHORT-TERM SECURITIES (cost: $187,216,000)                                                                             187,217


TOTAL INVESTMENT SECURITIES (cost: $2,427,997,000)                                                                         2,761,502
Other assets less liabilities                                                                                                  3,054

NET ASSETS                                                                                                                $2,764,556


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $168,753,000, which represented 6.10% of the net assets of the fund.

ADR = American Depositary Receipts




GROWTH-INCOME FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 84.91%                                                                                      Shares            (000)

INFORMATION TECHNOLOGY -- 14.50%
Hewlett-Packard Co.                                                                                      14,900,000      $   350,299
Microsoft Corp.                                                                                          11,355,000          282,058
Cisco Systems, Inc.(1)                                                                                   13,800,000          263,718
International Business Machines Corp.                                                                     3,260,000          241,892
Flextronics International Ltd.(1)                                                                        13,250,000          175,033
Texas Instruments Inc.                                                                                    5,550,000          155,788
First Data Corp.                                                                                          3,200,000          128,448
Intel Corp.                                                                                               4,800,000          125,088
Nokia Corp. (ADR)                                                                                         6,200,000          103,168
ASML Holding NV(1)                                                                                        5,000,000           78,686
ASML Holding NV (New York registered)(1)                                                                  1,500,000           23,490
Yahoo! Inc.(1)                                                                                            2,550,000           88,357
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              49,468,516           86,066
Oracle Corp.(1)                                                                                           5,110,000           67,452
Corning Inc.(1)                                                                                           3,950,000           65,649
Applied Materials, Inc.                                                                                   3,800,000           61,484
Automatic Data Processing, Inc.                                                                           1,455,000           61,066
Ceridian Corp.(1)                                                                                         2,545,000           49,577
Analog Devices, Inc.                                                                                      1,200,000           44,772
Dell Inc.(1)                                                                                              1,000,000           39,510
EMC Corp.(1)                                                                                              2,800,000           38,388
Advanced Micro Devices, Inc.(1)                                                                           2,000,000           34,680
Avnet, Inc.(1)                                                                                            1,500,000           33,795
Intuit Inc.(1)                                                                                              691,380           31,188
Jabil Circuit, Inc.(1)                                                                                    1,000,000           30,730
KLA-Tencor Corp.                                                                                            690,000           30,153
Sanmina-SCI Corp.(1)                                                                                      5,500,000           30,085
Micron Technology, Inc.(1)                                                                                2,750,000           28,077
Xilinx, Inc.                                                                                              1,000,000           25,500
Solectron Corp.(1)                                                                                        6,250,000           23,687
Cadence Design Systems, Inc.(1)                                                                           1,540,000           21,036
Altera Corp.(1)                                                                                             700,000           13,874
Teradyne, Inc.(1)                                                                                           925,000           11,072
                                                                                                                           2,843,866

FINANCIALS -- 13.85%
American International Group, Inc.                                                                        6,000,000          348,600
Fannie Mae                                                                                                5,722,200          334,176
Citigroup Inc.                                                                                            5,350,000          247,330
Bank of New York Co., Inc.                                                                                5,675,000          163,326
Capital One Financial Corp.                                                                               1,900,000          152,019
Bank of America Corp.                                                                                     3,230,000          147,320
J.P. Morgan Chase & Co.                                                                                   4,147,900          146,504
Wells Fargo & Co.                                                                                         2,190,000          134,860
St. Paul Travelers Companies, Inc.                                                                        3,000,000          118,590
MBNA Corp.                                                                                                4,000,000          104,640
Freddie Mac                                                                                               1,365,000           89,039
HSBC Holdings PLC (ADR)                                                                                   1,086,050           86,504
Washington Mutual, Inc.                                                                                   2,000,000           81,380
Allstate Corp.                                                                                            1,210,000           72,297
U.S. Bancorp                                                                                              2,050,000           59,860
XL Capital Ltd., Class A                                                                                    780,000           58,048
Genworth Financial, Inc., Class A                                                                         1,800,000           54,414
SunTrust Banks, Inc.                                                                                        700,000           50,568
American Express Co.                                                                                        900,000           47,907
Manulife Financial Corp.                                                                                  1,000,000           47,810
State Street Corp.                                                                                          850,000           41,012
Jefferson-Pilot Corp.                                                                                       660,000           33,277
Marsh & McLennan Companies, Inc.                                                                          1,150,000           31,855
Wachovia Corp.                                                                                              555,000           27,528
Providian Financial Corp.(1)                                                                              1,100,000           19,393
UnumProvident Corp.                                                                                       1,000,000           18,320
                                                                                                                           2,716,577

CONSUMER DISCRETIONARY -- 12.11%
Lowe's Companies, Inc.                                                                                    5,580,000          324,868
Target Corp.                                                                                              5,050,000          274,770
Best Buy Co., Inc.                                                                                        3,250,000          222,787
Time Warner Inc.(1)                                                                                       7,600,000          126,996
Magna International Inc., Class A                                                                         1,590,000          111,841
Walt Disney Co.                                                                                           4,400,000          110,792
News Corp. Inc.                                                                                           5,930,000           95,947
Harley-Davidson Motor Co.                                                                                 1,850,000           91,760
Carnival Corp., units                                                                                     1,582,100           86,304
Garmin Ltd.                                                                                               1,992,400           85,175
Home Depot, Inc.                                                                                          1,750,000           68,075
Clear Channel Communications, Inc.                                                                        2,200,000           68,046
Kohl's Corp.(1)                                                                                           1,100,000           61,501
Gannett Co., Inc.                                                                                           800,000           56,904
Gentex Corp.                                                                                              3,000,000           54,600
Ross Stores, Inc.                                                                                         1,850,000           53,483
Delphi Corp.                                                                                             10,825,000           50,336
IAC/InterActiveCorp(1)                                                                                    2,090,000           50,265
Starbucks Corp.(1)                                                                                          950,000           49,077
VF Corp.                                                                                                    800,000           45,776
Toyota Motor Corp.                                                                                        1,200,000           42,973
Dana Corp.                                                                                                2,606,800           39,128
Limited Brands, Inc.                                                                                      1,725,000           36,950
Mattel, Inc.                                                                                              2,000,000           36,600
NIKE, Inc., Class B                                                                                         390,000           33,774
General Motors Corp.                                                                                        800,000           27,200
ServiceMaster Co.                                                                                         2,020,000           27,068
Jones Apparel Group, Inc.                                                                                   800,000           24,832
Interpublic Group of Companies, Inc.(1)                                                                     800,000            9,744
Dow Jones & Co., Inc.                                                                                       197,800            7,012
                                                                                                                           2,374,584

HEALTH CARE -- 10.91%
Eli Lilly and Co.                                                                                         3,635,000          202,506
WellPoint, Inc.(1)                                                                                        2,600,000          181,064
Medtronic, Inc.                                                                                           3,050,000          157,960
Abbott Laboratories                                                                                       2,950,000          144,580
Bristol-Myers Squibb Co.                                                                                  5,110,000          127,648
AmerisourceBergen Corp.                                                                                   1,794,400          124,083
Cardinal Health, Inc.                                                                                     2,100,000          120,918
McKesson Corp.                                                                                            2,600,000          116,454
Johnson & Johnson                                                                                         1,750,000          113,750
Biogen Idec Inc.(1)                                                                                       3,216,250          110,800
Merck & Co., Inc.                                                                                         3,500,000          107,800
Pfizer Inc                                                                                                3,241,500           89,401
AstraZeneca PLC (ADR)                                                                                     1,850,150           76,337
AstraZeneca PLC (Sweden)                                                                                    292,000           12,135
Medco Health Solutions, Inc.(1)                                                                           1,400,000           74,704
Smith & Nephew PLC                                                                                        5,999,000           59,214
Novo Nordisk A/S, Class B                                                                                 1,150,000           58,490
Amgen Inc.(1)                                                                                               900,000           54,414
Aetna Inc.                                                                                                  600,000           49,692
Forest Laboratories, Inc.(1)                                                                              1,234,800           47,972
St. Jude Medical, Inc.(1)                                                                                   900,000           39,249
Schering-Plough Corp.                                                                                     1,844,800           35,162
Applera Corp. -- Applied Biosystems Group                                                                 1,784,600           35,103
                                                                                                                           2,139,436

INDUSTRIALS -- 10.23%
General Electric Co.                                                                                      8,100,000          280,665
Tyco International Ltd.                                                                                   8,430,300          246,165
United Technologies Corp.                                                                                 3,600,000          184,860
Lockheed Martin Corp.                                                                                     2,100,000          136,227
Norfolk Southern Corp.                                                                                    4,126,500          127,756
United Parcel Service, Inc., Class B                                                                      1,821,300          125,961
Avery Dennison Corp.                                                                                      2,300,000          121,808
Illinois Tool Works Inc.                                                                                  1,290,300          102,811
Allied Waste Industries, Inc.(1)                                                                         10,936,800           86,729
General Dynamics Corp.                                                                                      650,000           71,201
Pitney Bowes Inc.                                                                                         1,552,200           67,598
FANUC LTD                                                                                                   865,000           55,009
3M Co.                                                                                                      750,000           54,225
Asahi Glass Co., Ltd.                                                                                     4,900,000           51,537
Ingersoll-Rand Co. Ltd., Class A                                                                            645,000           46,021
Emerson Electric Co.                                                                                        700,000           43,841
IKON Office Solutions, Inc.                                                                               4,044,200           38,460
Caterpillar Inc.                                                                                            375,000           35,741
Burlington Northern Santa Fe Corp.                                                                          750,000           35,310
Deere & Co.                                                                                                 500,000           32,745
Waste Management, Inc.                                                                                    1,000,000           28,340
Southwest Airlines Co.                                                                                    1,650,000           22,985
Union Pacific Corp.                                                                                         150,000            9,720
                                                                                                                           2,005,715

ENERGY -- 7.74%
Royal Dutch Petroleum Co. (New York registered)                                                           3,050,000          197,945
"Shell" Transport and Trading Co., PLC (ADR)                                                                568,900           33,030
"Shell" Transport and Trading Co., PLC                                                                      486,600            4,731
Petro-Canada                                                                                              2,860,000          185,873
Devon Energy Corp.                                                                                        3,640,000          184,475
Marathon Oil Corp.                                                                                        3,335,000          177,989
ChevronTexaco Corp.                                                                                       2,413,200          134,946
Schlumberger Ltd.                                                                                         1,570,000          119,226
Exxon Mobil Corp.                                                                                         1,950,000          112,067
Husky Energy Inc.                                                                                         2,742,800          108,921
Sunoco, Inc.                                                                                                500,000           56,840
Transocean Inc.(1)                                                                                        1,000,000           53,970
ENI SpA                                                                                                   2,000,000           51,515
Unocal Corp.                                                                                                750,000           48,788
ConocoPhillips                                                                                              509,792           29,308
Halliburton Co.                                                                                             390,000           18,650
                                                                                                                           1,518,274

CONSUMER STAPLES -- 5.71%
Altria Group, Inc.                                                                                        2,825,000          182,665
Coca-Cola Co.                                                                                             3,490,000          145,708
Walgreen Co.                                                                                              2,800,000          128,772
Avon Products, Inc.                                                                                       3,030,500          114,704
Wal-Mart Stores, Inc.                                                                                     2,150,000          103,630
Anheuser-Busch Companies, Inc.                                                                            2,235,000          102,251
Sara Lee Corp.                                                                                            4,450,000           88,155
Constellation Brands, Inc., Class A(1)                                                                    2,380,000           70,210
PepsiCo, Inc.                                                                                             1,220,000           65,795
General Mills, Inc.                                                                                         800,000           37,432
Unilever NV (New York registered)                                                                           500,000           32,415
H.J. Heinz Co.                                                                                              560,000           19,835
Kimberly-Clark Corp.                                                                                        280,000           17,525
Del Monte Foods Co.(1)                                                                                    1,000,000           10,770
                                                                                                                           1,119,867

MATERIALS -- 3.32%
Alcoa Inc.                                                                                                4,600,000          120,198
International Paper Co.                                                                                   2,700,000           81,567
Air Products and Chemicals, Inc.                                                                          1,310,000           78,993
International Flavors & Fragrances Inc.                                                                   1,800,000           65,196
Dow Chemical Co.                                                                                          1,143,000           50,898
BHP Billiton Ltd.                                                                                         3,350,000           46,265
Rohm and Haas Co.                                                                                           900,000           41,706
Weyerhaeuser Co.                                                                                            525,000           33,416
Bowater Inc.                                                                                                945,000           30,590
Lyondell Chemical Co.                                                                                     1,140,000           30,119
Sonoco Products Co.                                                                                       1,100,000           29,150
Crown Holdings, Inc.(1)                                                                                   1,300,000           18,499
Georgia-Pacific Corp., Georgia-Pacific Group                                                                439,660           13,981
MeadWestvaco Corp.                                                                                          258,200            7,240
Temple-Inland Inc.                                                                                          100,000            3,715
                                                                                                                             651,533

TELECOMMUNICATION SERVICES -- 1.71%
BellSouth Corp.                                                                                           5,650,000          150,121
Sprint Corp.                                                                                              3,000,000           75,270
Verizon Communications Inc.                                                                               1,500,000           51,825
Telephone and Data Systems, Inc.                                                                            500,000           20,405
Telephone and Data Systems, Inc., Special Common Shares                                                     500,000           19,170
SBC Communications Inc.                                                                                     740,000           17,575
                                                                                                                             334,366

UTILITIES -- 1.35%
Duke Energy Corp.                                                                                         2,815,000           83,690
Exelon Corp.                                                                                              1,185,000           60,826
Dominion Resources, Inc.                                                                                    700,000           51,373
FirstEnergy Corp.                                                                                           650,000           31,272
FPL Group, Inc.                                                                                             600,000           25,236
American Electric Power Co., Inc.                                                                           345,900           12,753
                                                                                                                             265,150

MISCELLANEOUS -- 3.48%
Other common stocks in initial period of acquisition                                                                         682,370


TOTAL COMMON STOCKS (cost: $14,090,480,000)                                                                               16,651,738


                                                                                                   Principal amount
Convertible securities -- 0.71%                                                                               (000)

INFORMATION TECHNOLOGY -- 0.48%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                        $  90,123           93,052

MATERIALS -- 0.23%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(2)                                           50,000           45,975


TOTAL CONVERTIBLE SECURITIES (cost: $144,116,000)                                                                            139,027


Bonds & notes -- 0.31%

CONSUMER DISCRETIONARY -- 0.31%
General Motors Acceptance Corp. 6.875% 2011                                                                   4,525            4,182
General Motors Corp. 7.20% 2011                                                                              16,890           15,708
General Motors Acceptance Corp. 7.25% 2011                                                                   33,000           30,978
General Motors Acceptance Corp. 6.875% 2012                                                                   3,350            3,071
General Motors Acceptance Corp. 7.00% 2012                                                                    5,220            4,818
General Motors Corp. 7.125% 2013                                                                              2,015            1,813

TOTAL BONDS & NOTES (cost: $57,233,000)                                                                                       60,570


Short-term securities -- 14.36%

Federal Home Loan Bank 2.955%-3.25% due 7/8-9/14/2005                                                       358,876          357,589
Freddie Mac 2.93%-3.31% due 7/1-9/20/2005                                                                   343,200          342,297
U.S. Treasury Bills 2.75% due 7/28/2005                                                                     189,500          189,119
Hewlett-Packard Co. 3.11%-3.16% due 7/25-7/29/2005(2)                                                       151,400          151,056
Variable Funding Capital Corp. 3.07%-3.12% due 7/15-8/1/2005(2)                                             150,000          149,714
CAFCO, LLC 3.04%-3.32% due 7/21-9/12/2005(2)                                                                141,100          140,556
Preferred Receivables Funding Corp. 3.07%-3.26% due 7/12-8/9/2005(2)                                         86,317           86,060
Park Avenue Receivables Co., LLC 3.06%-3.20% due 7/7-8/12/2005(2)                                            50,000           49,889
Wal-Mart Stores Inc. 3.05%-3.31% due 7/12-9/7/2005(2)                                                       125,100          124,643
General Electric Capital Corp. 3.07% due 7/11/2005                                                           50,000           49,954
General Electric Capital Services, Inc. 3.11% due 7/27/2005                                                  50,000           49,891
Edison Asset Securitization LLC 3.15% due 8/11/2005(2)                                                       20,700           20,626
Procter & Gamble Co. 3.02%-3.20% due 7/19-8/31/2005(2)                                                      117,600          117,059
Coca-Cola Co. 3.00%-3.21% due 7/5-8/18/2005                                                                 109,600          109,238
Gannett Co. 2.99%-3.10% due 7/6-8/17/2005(2)                                                                101,600          101,383
Triple-A One Funding Corp. 3.11%-3.15% due 7/22-8/5/2005(2)                                                  89,631           89,406
Bank of America Corp. 3.10%-3.13% due 7/26-8/15/2005                                                         72,300           72,045
Three Pillars Funding, LLC 3.06%-3.24% due 7/1-7/19/2005(2)                                                  55,000           54,971
Clipper Receivables Co., LLC 3.06%-3.08% due 7/6-7/14/2005(2)                                                51,600           51,553
Wells Fargo & Co. 3.27% due 8/22/2005                                                                        50,000           50,000
DuPont (E.I.) de Nemours & Co. 3.22% due 8/2/2005                                                            50,000           49,852
PepsiCo Inc. 3.22% due 8/4/2005(2)                                                                           50,000           49,843
Illinois Tool Works Inc. 3.13% due 7/29/2005                                                                 40,000           39,899
International Business Machines Corp. 3.01% due 7/14/2005                                                    37,500           37,456
Private Export Funding Corp. 3.10% due 8/3-8/4/2005(2)                                                       31,000           30,911
HSBC Finance Corp. 3.27% due 8/23/2005                                                                       31,000           30,847
Emerson Electric Co. 3.00% due 7/6/2005(2)                                                                   30,000           29,985
International Bank for Reconstruction and Development 2.96% due 7/26/2005                                    30,000           29,935
BellSouth Corp. 3.02% due 7/7/2005(2)                                                                        25,700           25,685
SBC Communications Inc. 3.11% due 7/21/2005(2)                                                               24,600           24,555
FCAR Owner Trust I 3.20% due 8/12/2005                                                                       22,600           22,517
Verizon Network Funding Corp. 3.32% due 8/19/2005                                                            21,200           21,102
Harley-Davidson Funding Corp. 3.08% due 7/19/2005(2)                                                         20,100           20,067
Medtronic Inc. 3.23% due 8/1/2005(2)                                                                         19,800           19,743
Anheuser-Busch Cos. Inc. 3.20% due 8/19/2005(2)                                                              13,200           13,143
3M Co. 3.08% due 7/20/2005                                                                                    9,000            8,985
William Wrigley Jr. Co. 3.20% due 7/14/2005(2)                                                                5,000            4,994

TOTAL SHORT-TERM SECURITIES (cost: $2,816,550,000)                                                                         2,816,568


TOTAL INVESTMENT SECURITIES (cost: $17,108,379,000)                                                                       19,667,903
Other assets less liabilities                                                                                               (57,059)

NET ASSETS                                                                                                               $19,610,844


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $1,401,817,000, which represented 7.15% of the net assets of the fund.


ADR = American Depositary Receipts




ASSET ALLOCATION FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                                        Market value
Common stocks -- 67.34%                                                                                      Shares            (000)

FINANCIALS -- 11.66%
Citigroup Inc.                                                                                            1,700,000        $  78,591
Fannie Mae                                                                                                1,300,000           75,920
Genworth Financial, Inc., Class A                                                                         2,382,500           72,023
J.P. Morgan Chase & Co.                                                                                   1,500,000           52,980
Freddie Mac                                                                                                 800,000           52,184
Bank of America Corp.                                                                                     1,106,360           50,461
Societe Generale                                                                                            465,000           47,296
State Street Corp.                                                                                          927,600           44,757
Marshall & Ilsley Corp.                                                                                   1,000,000           44,450
HSBC Holdings PLC (ADR)                                                                                     500,000           39,825
Allstate Corp.                                                                                              540,000           32,265
AFLAC Inc.                                                                                                  700,000           30,296
                                                                                                                             621,048

HEALTH CARE -- 9.25%
Medtronic, Inc.                                                                                           2,000,000          103,580
Eli Lilly and Co.                                                                                         1,150,000           64,067
Cardinal Health, Inc.                                                                                     1,000,000           57,580
Bristol-Myers Squibb Co.                                                                                  2,000,000           49,960
Roche Holding AG                                                                                            300,000           37,927
Abbott Laboratories                                                                                         750,000           36,757
AstraZeneca PLC (ADR)                                                                                       700,000           28,882
AstraZeneca PLC (Sweden)                                                                                    106,000            4,405
Johnson & Johnson                                                                                           500,000           32,500
CIGNA Corp.                                                                                                 300,000           32,109
Sanofi-Aventis                                                                                              360,000           29,545
Schering-Plough Corp.                                                                                       800,000           15,248
                                                                                                                             492,560

ENERGY -- 9.23%
Suncor Energy Inc.                                                                                        1,954,188           92,239
Schlumberger Ltd.                                                                                         1,100,000           83,534
Petro-Canada                                                                                              1,100,000           71,490
ChevronTexaco Corp.                                                                                       1,000,000           55,920
Marathon Oil Corp.                                                                                        1,000,000           53,370
Rosetta Resources Inc.(1,2,3,4)                                                                           2,520,000           40,320
Royal Dutch Petroleum Co. (New York registered)                                                             600,000           38,940
BJ Services Co.                                                                                             561,000           29,441
Unocal Corp.                                                                                                400,000           26,020
                                                                                                                             491,274

CONSUMER DISCRETIONARY -- 8.14%
Lowe's Companies, Inc.                                                                                    1,500,000           87,330
Target Corp.                                                                                              1,150,000           62,571
Limited Brands, Inc.                                                                                      2,205,327           47,238
Carnival Corp., units                                                                                       760,000           41,458
Kohl's Corp.(1)                                                                                             700,000           39,137
E.W. Scripps Co., Class A                                                                                   800,000           39,040
Genuine Parts Co.                                                                                           795,000           32,667
Toyota Motor Corp.                                                                                          800,000           28,649
Jones Apparel Group, Inc.                                                                                   750,000           23,280
Magna International Inc., Class A                                                                           320,000           22,509
Best Buy Co., Inc.                                                                                          136,900            9,384
                                                                                                                             433,263

INFORMATION TECHNOLOGY -- 6.86%
Microsoft Corp.                                                                                           4,500,000          111,780
Hewlett-Packard Co.                                                                                       1,800,000           42,318
Automatic Data Processing, Inc.                                                                             850,000           35,674
Avnet, Inc.(1)                                                                                            1,400,000           31,542
Cisco Systems, Inc.(1)                                                                                    1,500,000           28,665
International Business Machines Corp.                                                                       375,000           27,825
Advanced Micro Devices, Inc.(1)                                                                           1,500,000           26,010
Xilinx, Inc.                                                                                                800,000           20,400
Texas Instruments Inc.                                                                                      600,000           16,842
Micron Technology, Inc.(1)                                                                                1,500,000           15,315
Ceridian Corp.(1)                                                                                           457,000            8,902
                                                                                                                             365,273

CONSUMER STAPLES -- 6.72%
Altria Group, Inc.                                                                                        1,900,000          122,854
Walgreen Co.                                                                                              1,708,900           78,592
Unilever NV (New York registered)                                                                           950,000           61,589
Anheuser-Busch Companies, Inc.                                                                              750,000           34,313
PepsiCo, Inc.                                                                                               600,000           32,358
General Mills, Inc.                                                                                         600,000           28,074
                                                                                                                             357,780

INDUSTRIALS -- 5.22%
General Electric Co.                                                                                      1,700,000           58,905
Boeing Co.                                                                                                  800,000           52,800
Lockheed Martin Corp.                                                                                       700,000           45,409
Raytheon Co.                                                                                              1,040,000           40,685
Deere & Co.                                                                                                 500,000           32,745
Pitney Bowes Inc.                                                                                           500,000           21,775
Mitsubishi Corp.                                                                                          1,200,000           16,323
Republic Services, Inc.                                                                                     219,100            7,890
DigitalGlobe Inc.(1,2,4)                                                                                  1,225,858            1,226
Delta Air Lines, Inc.(1,2)                                                                                   48,101              181
                                                                                                                             277,939

MATERIALS -- 4.17%
BHP Billiton Ltd.                                                                                         4,775,000           65,944
Dow Chemical Co.                                                                                            825,000           36,737
Rio Tinto PLC                                                                                             1,100,000           33,657
Weyerhaeuser Co.                                                                                            480,000           30,552
Alcoa Inc.                                                                                                1,100,000           28,743
Alcan Inc.                                                                                                  875,000           26,250
                                                                                                                             221,883

TELECOMMUNICATION SERVICES -- 3.43%
BellSouth Corp.                                                                                           2,190,000           58,188
Telephone and Data Systems, Inc.                                                                            575,000           23,466
Telephone and Data Systems, Inc.                                                                            575,000           22,046
Verizon Communications Inc.                                                                               1,200,000           41,460
Sprint Corp.                                                                                              1,500,000           37,635
COLT Telecom Group PLC (ADR)(1)                                                                              38,400              158
                                                                                                                             182,953

UTILITIES -- 0.28%
Duke Energy Corp.                                                                                           500,000           14,865

MISCELLANEOUS -- 2.38%
Other common stocks in initial period of acquisition                                                                         127,086


TOTAL COMMON STOCKS (cost: $3,101,696,000)                                                                                 3,585,924


Preferred stocks -- 0.20%

FINANCIALS -- 0.18%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(2,5)                               2,250,000           $2,484
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(2,5)                                       250,000              284
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(2,5)                             2,000,000            2,193
Principal Financial Group, Inc. Series A, 5.563% preferred(1)                                                20,000            2,048
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                   60,000            1,642
Fannie Mae, Series O, 7.00% preferred(2)                                                                     20,000            1,114
                                                                                                                               9,765

TELECOMMUNICATION SERVICES -- 0.01%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                           516              557


MISCELLANEOUS -- 0.01%
Other preferred stocks in initial period of acquisition                                                                          224


Total preferred stocks (cost: $9,950,000)                                                                                     10,546


Rights & warrants -- 0.00%

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(1,2)                                                                500              141
GT Group Telecom Inc., warrants, expire 2010(1,2,4)                                                           2,250                0

TOTAL RIGHTS & WARRANTS (cost: $117,000)                                                                                         141

                                                                                                                           unaudited

                                                                                                                        Market value
Convertible securities -- 0.01%                                                                              Shares            (000)

CONSUMER DISCRETIONARY -- 0.01%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                            14,100          $   569


Total convertible securities (cost: $705,000)                                                                                    569


                                                                                                   Principal amount
Bonds & notes -- 20.83%                                                                                        (000)

MORTGAGE-BACKED OBLIGATIONS(6) -- 4.18%
Fannie Mae 7.00% 2009                                                                                    $       87               91
Fannie Mae 4.89% 2012                                                                                        10,000           10,254
Fannie Mae 6.00% 2013                                                                                         1,028            1,064
Fannie Mae 4.00% 2015                                                                                         9,624            9,512
Fannie Mae 6.00% 2016                                                                                           567              587
Fannie Mae 5.50% 2017                                                                                         4,081            4,196
Fannie Mae 5.00% 2018                                                                                         9,734            9,865
Fannie Mae 6.50% 2032                                                                                           398              412
Fannie Mae 7.00% 2032                                                                                           862              910
Fannie Mae 5.50% 2033                                                                                         8,445            8,575
Fannie Mae 6.50% 2033                                                                                         5,216            5,405
Fannie Mae 6.00% 2034                                                                                         4,456            4,573
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            1,533            1,620
Freddie Mac 6.50% 2016                                                                                        1,857            1,933
Freddie Mac 5.00% 2018                                                                                        3,620            3,667
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                              1,671            1,782
Freddie Mac 6.00% 2033                                                                                        4,770            4,894
Freddie Mac 6.00% 2033                                                                                        4,267            4,379
Freddie Mac 5.00% 2035                                                                                        4,035            4,034
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.745% 2034(5)                      2,546            2,546
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                            3,669            3,728
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                            2,165            2,260
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                             8,000            8,709
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                       13,612           13,867
Government National Mortgage Assn. 8.50% 2021                                                                   133              147
Government National Mortgage Assn. 8.50% 2023                                                                   124              137
Government National Mortgage Assn. 7.50% 2033                                                                   647              698
Government National Mortgage Assn. 6.50% 2034                                                                 1,035            1,086
Government National Mortgage Assn. 7.00% 2034                                                                   981            1,045
Government National Mortgage Assn. 4.00% 2035(5)                                                              6,278            6,211
Government National Mortgage Assn. 4.00% 2035(5)                                                              1,873            1,851
Government National Mortgage Assn. 4.00% 2035(5)                                                              1,760            1,739
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020                              9,340            9,604
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.738% 2033(5)                                    1,228            1,215
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.233% 2034(5)                                  7,788            7,898
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(5)                     1,342            1,328
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(5)                        2,739            2,730
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.62% 2034(5)                       5,042            5,028
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.309% 2034(5)                                             4,017            3,984
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.011% 2034(5)                                          3,115            3,132
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                          6,805            6,913
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033                              1,000            1,105
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                            5,000            5,471
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.896% 2016(2)(,5)                                 2,868            2,877
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        2,975            3,142
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017                            5,647            5,630
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00% 2034                         5,437            5,449
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                                        4,976            5,208
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-3, 5.50% 2035                               5,000            5,097
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034                               4,000            4,164
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035(2)                                               3,800            3,809
GE Captial Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035                                   3,338            3,687
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041                                   2,323            2,308
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(5)                         2,243            2,233
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                    1,838            2,031
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                                   1,910            1,871
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class H, 4.766% 2016(2,5)                  1,500            1,505
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             1,300            1,450
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036                               1,000            1,117
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.573% 2027(2,5)                                   824              846
                                                                                                                             222,609

CONSUMER DISCRETIONARY -- 3.86%
General Motors Acceptance Corp. 6.875% 2011                                                                   5,000            4,621
General Motors Corp. 7.20% 2011                                                                               4,310            4,008
General Motors Acceptance Corp. 7.25% 2011                                                                    7,630            7,163
General Motors Acceptance Corp. 6.875% 2012                                                                   1,345            1,233
General Motors Acceptance Corp. 7.00% 2012                                                                      205              189
General Motors Corp. 7.125% 2013                                                                                490              441
Residential Capital Corp. 6.875% 2015(2)                                                                      1,000            1,024
Ford Motor Credit Co. 7.875% 2010                                                                             3,500            3,462
Ford Motor Credit Co. 7.375% 2011                                                                             5,000            4,876
Liberty Media Corp. 7.875% 2009                                                                               1,250            1,335
Liberty Media Corp. 8.25% 2030                                                                                5,720            5,705
Cox Communications, Inc. 7.875% 2009                                                                          4,000            4,486
Cox Communications, Inc. 5.45% 2014                                                                           2,000            2,045
Clear Channel Communications, Inc. 6.625% 2008                                                                3,000            3,118
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                                500              538
Clear Channel Communications, Inc. 7.65% 2010                                                                   365              396
Clear Channel Communications, Inc. 5.75% 2013                                                                 1,000              979
Clear Channel Communcations, Inc. 6.875% 2018                                                                 1,000            1,005
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                        1,585            1,616
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        2,000            2,179
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        1,000            1,130
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                          450              488
Centex Corp. 5.25% 2015                                                                                       5,000            5,005
Toll Brothers, Inc. 4.95% 2014                                                                                5,000            4,942
AOL Time Warner Inc. 6.875% 2012                                                                              4,000            4,520
Comcast Cable Communications, Inc. 6.875% 2009                                                                4,000            4,361
LBI Media, Inc. 10.125% 2012                                                                                  3,900            4,329
Six Flags, Inc. 8.875% 2010                                                                                   1,450            1,421
Six Flags, Inc. 9.75% 2013                                                                                    2,015            1,912
Six Flags, Inc. 9.625% 2014                                                                                   1,000              940
Pulte Homes, Inc. 4.875% 2009                                                                                 3,000            3,007
Pulte Homes, Inc. 7.875% 2011                                                                                 1,000            1,162
Fisher Communications, Inc. 8.625% 2014                                                                       3,750            3,998
CanWest Media Inc., Series B, 8.00% 2012                                                                      3,687            3,899
Quebecor Media Inc. 11.125% 2011                                                                              1,575            1,758
Sun Media Corp. 7.625% 2013                                                                                   2,000            2,127
Viacom Inc. 7.70% 2010                                                                                        2,000            2,235
Viacom Inc. 5.625% 2012                                                                                       1,500            1,536
William Lyon Homes, Inc. 10.75% 2013                                                                          2,500            2,725
William Lyon Homes, Inc. 7.50% 2014                                                                           1,000              945
Telenet Communications NV 9.00% 2013                                                                    (euro)1,900            2,612
Telenet Group Holding NV 0%/11.50% 2014(2,7)                                                                 $1,290            1,009
Carnival Corp. 6.15% 2008                                                                                     3,000            3,151
Harrah's Operating Co., Inc 5.625% 2015(2)                                                                    3,000            3,061
Riddell Bell Holdings Inc. 8.375% 2012                                                                        2,925            2,947
Stoneridge, Inc. 11.50% 2012                                                                                  2,850            2,921
Sealy Mattress Co. 8.25% 2014                                                                                 2,750            2,791
Young Broadcasting Inc. 10.00% 2011                                                                           2,867            2,738
Carmike Cinemas, Inc. 7.50% 2014                                                                              3,000            2,734
Kabel Deutschland GmbH 10.625% 2014(2)                                                                        2,475            2,698
Technical Olympic USA, Inc. 10.375% 2012                                                                      2,500            2,625
Warner Music Group 7.375% 2014                                                                                2,500            2,537
May Department Stores Co. 4.80% 2009                                                                          2,500            2,529
Cablevision Systems Corp., Series B, 8.00% 2012                                                               2,500            2,462
Cinemark USA, Inc. 9.00% 2013                                                                                 2,325            2,401
Payless ShoeSource, Inc. 8.25% 2013                                                                           2,225            2,358
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            2,250            2,256
Blockbuster Inc. 9.00% 2012(2)                                                                                2,365            2,223
Gray Communications Systems, Inc. 9.25% 2011                                                                  2,000            2,180
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(2)                           2,300            2,173
Lighthouse International Co. SA 8.00% 2014                                                              (euro)1,725            2,161
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                                  $   780              848
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     1,250            1,306
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                         2,000            2,140
Gaylord Entertainment Co. 8.00% 2013                                                                          2,000            2,112
NTL Cable PLC 8.75% 2014(5)                                                                                   2,000            2,092
Radio One, Inc., Series B, 8.875% 2011                                                                        1,935            2,087
Bombardier Recreational Products Inc. 8.375% 2013                                                             1,950            2,086
Hyatt Equities, LLC 6.875% 2007(2)                                                                            2,000            2,065
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              2,025            2,058
Ryland Group, Inc. 5.375% 2012                                                                                2,000            2,035
Buffets, Inc. 11.25% 2010                                                                                     2,000            2,025
AMC Entertainment Inc. 9.50% 2011                                                                             1,080            1,065
AMC Entertainment Inc. 9.875% 2012                                                                              500              499
AMC Entertainment Inc. 8.00% 2014                                                                               500              446
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                1,910            2,008
Univision Communications Inc. 2.875% 2006                                                                     2,000            1,962
Dex Media, Inc., Series B, 8.00% 2013                                                                         1,750            1,868
Dillard's, Inc. 6.30% 2008                                                                                    1,799            1,826
NextMedia Operating, Inc. 10.75% 2011                                                                         1,600            1,746
American Media Operations, Inc., Series B, 10.25% 2009                                                          435              437
American Media Operations, Inc. 8.875% 2011                                                                   1,370            1,305
Beazer Homes USA, Inc. 8.375% 2012                                                                            1,500            1,616
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                 1,500            1,522
WCI Communities, Inc. 10.625% 2011                                                                              775              841
WCI Communities, Inc. 9.125% 2012                                                                               500              527
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   1,280            1,312
Tenneco Automotive Inc. 8.625% 2014                                                                           1,240            1,252
Cooper-Standard Automotive Inc. 7.00% 2012                                                                    1,050              955
Cooper-Standard Automotive Inc. 8.375% 2014                                                                     200              159
Emmis Communications Corp. 9.314% 2012(2,5)                                                                   1,075            1,099
Boyd Gaming Corp. 7.75% 2012                                                                                  1,000            1,074
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(2)                                           1,020              997
Jostens IH Corp. 7.625% 2012                                                                                  1,000              992
Loews Cineplex Entertainment Corp. 9.00% 2014(2)                                                                950              924
Delphi Corp. 6.50% 2013                                                                                         985              736
Toys "R" Us, Inc. 7.875% 2013                                                                                   622              560
Videotron Ltee 6.875% 2014                                                                                      525              537
Argosy Gaming Co. 7.00% 2014                                                                                    380              420
PETCO Animal Supplies, Inc. 10.75% 2011                                                                         250              280
Visteon Corp. 7.00% 2014                                                                                        330              274
                                                                                                                             205,519

FINANCIALS -- 2.15%
Prudential Financial, Inc. 4.104% 2006                                                                        2,000            2,006
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                         3,000            3,014
Prudential Holdings, LLC, Series C, 8.695% 2023(2,6)                                                          3,000            3,974
Post Apartment Homes, LP 7.70% 2010                                                                           5,000            5,691
CIT Group Inc. 6.875% 2009                                                                                    5,000            5,478
Capital One Financial Corp. 7.125% 2008                                                                       2,000            2,149
Capital One Financial Corp. 5.50% 2015                                                                        3,000            3,075
Developers Diversified Realty Corp. 3.875% 2009                                                               3,000            2,916
Developers Diversified Realty Corp. 5.50% 2015                                                                2,000            2,046
ACE INA Holdings Inc. 5.875% 2014                                                                             2,000            2,100
ACE Capital Trust II 9.70% 2030                                                                               2,000            2,768
Household Finance Corp. 7.875% 2007                                                                           4,500            4,767
iStar Financial, Inc. 6.05% 2015                                                                              4,000            4,143
Allstate Financial Global Funding LLC 4.25% 2008(2)                                                           2,000            2,008
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                 2,000            2,024
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                              2,000            2,023
Transamerica Corp. 9.375% 2008                                                                                1,600            1,794
International Lease Finance Corp. 4.35% 2008                                                                  1,500            1,500
International Lease Finance Corp. 4.50% 2008                                                                  2,000            2,009
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(2)                3,500            3,499
SLM Corp., Series A, 3.625% 2008                                                                              2,500            2,459
SLM Corp., Series A, 3.95% 2008                                                                               1,000              992
Lazard LLC 7.125% 2015(2)                                                                                     3,380            3,416
CNA Financial Corp. 5.85% 2014                                                                                1,000            1,029
CNA Financial Corp. 7.25% 2023                                                                                2,050            2,280
EOP Operating LP 7.75% 2007                                                                                   1,000            1,074
EOP Operating LP 4.65% 2010                                                                                   1,000              999
EOP Operating LP 7.25% 2018                                                                                   1,000            1,172
United Dominion Realty Trust, Inc. 6.50% 2009                                                                 3,000            3,219
Mangrove Bay Pass Through Trust 6.102% 2033(2,5,6)                                                            3,100            3,196
Liberty Mutual Group Inc. 6.50% 2035(2)                                                                       3,150            3,131
Washington Mutual, Inc. 7.50% 2006                                                                            1,500            1,553
Washington Mutual, Inc. 4.20% 2010                                                                            1,500            1,490
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    2,800            2,674
FelCor Lodging LP 9.00% 2011(5)                                                                               2,072            2,274
LaBranche & Co Inc. 11.00% 2012                                                                               2,000            2,170
National Westminster Bank PLC 7.75% (undated)(5)                                                              2,000            2,142
Genworth Financial, Inc. 4.75% 2009                                                                           2,065            2,104
HBOS PLC 5.375% (undated)(2,5)                                                                                2,000            2,066
Willis North America, Inc. 5.625% 2015                                                                        2,000            2,017
Principal Life Global Funding I 4.40% 2010(2)                                                                 2,000            2,003
Hartford Financial Services Group, Inc. 4.75% 2014                                                            2,000            2,000
ING Security Life Institutional Funding 2.70% 2007(2)                                                         2,000            1,948
Host Marriott, LP, Series G, 9.25% 2007                                                                       1,250            1,356
Host Marriott, LP, Series I, 9.50% 2007                                                                         350              373
Assurant, Inc. 5.625% 2014                                                                                    1,500            1,581
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                            1,500            1,537
Hospitality Properties Trust 6.75% 2013                                                                       1,000            1,100
Federal Realty Investment Trust 6.125% 2007                                                                   1,000            1,036
ERP Operating LP 4.75% 2009                                                                                   1,000            1,010
                                                                                                                             114,385

ASSET-BACKED OBLIGATIONS(6) -- 1.87%
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(2)                                    10,000           10,213
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 3.47% 2013(5)                                  9,000            9,000
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 3.544% 2035(5)                       8,390            8,399
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032                              5,000            5,285
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035                              1,800            1,828
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011(2)                               6,860            6,958
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(2)                        1,371            1,351
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012(2)                      4,000            4,009
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 4.064% 2033(5)                                5,000            5,051
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.934% 2035(5)                                             5,000            5,039
Structured Asset Securities Corp., Series 2004-S2, Class A-3, 3.784% 2034(5)                                  5,000            5,010
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                          3,000            2,970
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                         2,000            2,017
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(2)                             1,102            1,085
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(2)                             3,382            3,372
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.54% 2019(2,5)                                  4,417            4,417
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(2)                            2,250            2,218
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(2)                            1,137            1,132
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                        3,000            3,053
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                        2,940            2,940
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                                2,803            2,894
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 3.914% 2024(5)                                      2,500            2,505
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010                 2,500            2,486
Impac CMB Trust, Series 2004-6, Class 1-A-1, 3.714% 2034(5)                                                   1,945            1,960
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009(2)                    1,418            1,413
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                   1,265            1,265
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(2)           1,000            1,032
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1, Series 1997-1,
     Class A-6, 6.38% 2008                                                                                      604              615
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(2,8)                                                        5,000              225
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(2)                          54               54
                                                                                                                              99,796

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 1.72%
U.S. Treasury 7.00% 2006                                                                                     25,000           25,869
U.S. Treasury 3.25% 2007                                                                                     10,000            9,919
U.S. Treasury 3.375% 2007(9)                                                                                  3,070            3,171
U.S. Treasury 2.625% 2008                                                                                     5,000            4,859
U.S. Treasury 3.375% 2008                                                                                     6,500            6,440
U.S. Treasury 3.625% 2008(9)                                                                                  6,021            6,377
U.S. Treasury 3.625% 2009                                                                                     5,000            4,984
U.S. Treasury 0.875% 2010(9)                                                                                  5,135            5,010
U.S. Treasury 5.75% 2010                                                                                      5,000            5,466
U.S. Treasury 7.25% 2016                                                                                      2,000            2,562
U.S. Treasury 9.25% 2016                                                                                      5,000            7,247
U.S. Treasury 8.875% 2017                                                                                     5,000            7,272
Fannie Mae 6.25% 2029                                                                                         2,000            2,470
                                                                                                                              91,646

INDUSTRIALS -- 1.57%
Allied Waste North America, Inc. 8.50% 2008                                                                     875              922
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,500            1,582
Allied Waste North America, Inc., Series B, 5.75% 2011                                                          750              705
Allied Waste North America, Inc., Series B, 6.125% 2014                                                         750              700
Allied Waste North America, Inc., Series B, 7.375% 2014                                                       2,390            2,223
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005(6)                                           1,500            1,458
Continental Airlines, Inc., Series 1996-2, Class C, 10.22% 2016(6)                                            1,391            1,007
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(6)                                            1,828            1,527
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022(6)                                            1,328            1,129
Caterpillar Financial Services Corp. 4.30% 2010                                                               5,000            5,012
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2,6)                                          3,956            4,242
Jacuzzi Brands, Inc. 9.625% 2010                                                                              3,750            4,125
Tyco International Group SA 6.125% 2008                                                                       2,000            2,119
Tyco International Group SA 6.375% 2011                                                                       1,500            1,650
TFM, SA de CV 10.25% 2007                                                                                       475              511
TFM, SA de CV 9.375% 2012(2)                                                                                  2,500            2,612
TFM, SA de CV 12.50% 2012                                                                                       435              511
Northwest Airlines, Inc. 8.875% 2006                                                                            800              512
Northwest Airlines, Inc. 8.70% 2007                                                                             200               99
Northwest Airlines, Inc. 9.875% 2007                                                                          1,675              846
Northwest Airlines, Inc. 10.00% 2009                                                                            525              231
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(6)                                              1,838            1,856
Terex Corp., Class B, 10.375% 2011                                                                            2,350            2,561
Terex Corp. 7.375% 2014                                                                                         700              728
Bombardier Inc. 6.30% 2014(2)                                                                                 3,500            3,185
Cendant Corp. 6.875% 2006                                                                                     1,000            1,028
Cendant Corp. 6.25% 2008                                                                                      2,000            2,087
Raytheon Co. 4.85% 2011                                                                                       3,000            3,048
THL Buildco, Inc. 8.50% 2014                                                                                  3,230            3,020
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(2)                                              2,750            2,894
Goodman Global Holdings 7.875% 2012(2)                                                                        2,960            2,753
Argo-Tech Corp. 9.25% 2011                                                                                    2,285            2,491
United Rentals (North America), Inc., Series B, 6.50% 2012                                                    1,750            1,730
United Rentals (North America), Inc., Series B, 7.00% 2014                                                      750              718
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                            2,000            2,216
Waste Management, Inc. 6.875% 2009                                                                            2,000            2,167
Standard Aero Holdings, Inc. 8.25% 2014(2)                                                                    1,950            2,067
General Electric Capital Corp., Series A, 5.00% 2007                                                          2,000            2,035
K&F Industries, Inc. 7.75% 2014                                                                               1,920            1,973
Dyncorp International LLC 9.50% 2013(2)                                                                       1,880            1,758
NMHG Holding Co. 10.00% 2009                                                                                  1,500            1,582
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021(6)                 1,500            1,569
United Air Lines, Inc., Series 1995-A1, 9.02% 2012(6,8)                                                       1,037              403
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(6,8)                                                       2,500            1,109
DRS Technologies, Inc. 6.875% 2013                                                                            1,350            1,404
UCAR Finance Inc. 10.25% 2012                                                                                 1,100            1,163
General Dynamics Corp. 4.50% 2010                                                                             1,000            1,014
ACIH, Inc. 0%/11.50% 2012(2,7)                                                                                1,060              631
Accuride Corp. 8.50% 2015                                                                                       500              491
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(6)                                                          1,000              431
                                                                                                                              83,835

MATERIALS -- 1.24%
Weyerhaeuser Co. 5.95% 2008                                                                                   1,599            1,675
Weyerhaeuser Co. 6.75% 2012                                                                                   2,390            2,633
JSG Funding PLC 9.625% 2012                                                                                   1,565            1,573
JSG Holdings PLC 11.50% 2015(10)                                                                        (euro)2,778            2,641
ICI Wilmington, Inc. 5.625% 2013                                                                             $4,000            4,157
Norske Skogindustrier ASA 7.625% 2011(2)                                                                      1,400            1,568
Norske Skogindustrier ASA 6.125% 2015(2)                                                                        100              102
Norske Skogindustrier ASA 7.125% 2033(2)                                                                      2,200            2,349
Abitibi-Consolidated Inc. 8.55% 2010                                                                          1,000            1,047
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 2,500            2,312
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                     1,110            1,121
Stone Container Corp. 8.375% 2012                                                                               500              507
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     1,450            1,392
Owens-Illinois, Inc. 7.35% 2008                                                                                 750              782
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                2,000            2,135
International Paper Co. 4.00% 2010                                                                            3,000            2,902
Building Materials Corp. of America, Series B, 8.00% 2007                                                       250              250
Building Materials Corp. of America 8.00% 2008                                                                  420              418
Building Materials Corp. of America 7.75% 2014                                                                2,275            2,116
Equistar Chemicals, LP 10.125% 2008                                                                           2,100            2,284
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                  375              416
Rhodia 10.25% 2010                                                                                            2,400            2,586
Earle M. Jorgensen Co. 9.75% 2012                                                                             2,100            2,279
Associated Materials Inc. 9.75% 2012                                                                          1,020            1,061
AMH Holdings, Inc. 0%/11.25% 2014(7)                                                                          1,860            1,190
Oregon Steel Mills, Inc. 10.00% 2009                                                                          2,000            2,165
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              1,825            2,039
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       1,850            2,017
Ainsworth Lumber Co. Ltd. 7.25% 2012                                                                          2,100            2,011
Graphic Packaging International, Inc. 9.50% 2013                                                              1,980            2,005
Koppers Inc. 9.875% 2013                                                                                      1,825            1,980
Georgia-Pacific Corp. 9.375% 2013                                                                             1,590            1,807
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(2)                                             1,735            1,713
Ispat Inland ULC 9.75% 2014                                                                                   1,300            1,521
Longview Fibre Co. 10.00% 2009                                                                                1,250            1,338
Nalco Co. 7.75% 2011                                                                                          1,190            1,273
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(6)                                                    1,560            1,187
Temple-Inland Inc. 7.875% 2012                                                                                  815              940
Rockwood Specialties Group, Inc. 7.50% 2014(2)                                                                  915              913
Huntsman LLC 11.50% 2012                                                                                        759              894
Neenah Paper, Inc. 7.375% 2014(2)                                                                               575              561
                                                                                                                              65,860

TELECOMMUNICATION SERVICES -- 1.22%
Sprint Capital Corp. 7.625% 2011                                                                              3,750            4,288
Sprint Capital Corp. 8.375% 2012                                                                              3,000            3,613
Qwest Capital Funding, Inc. 7.75% 2006                                                                        1,260            1,295
U S WEST Capital Funding, Inc. 6.375% 2008                                                                      720              707
Qwest Services Corp. 13.50% 2010                                                                              2,105            2,442
Qwest Capital Funding, Inc. 7.25% 2011                                                                        1,300            1,251
U S WEST Capital Funding, Inc. 6.875% 2028                                                                      275              219
Qwest Capital Funding, Inc. 7.75% 2031                                                                        1,370            1,188
American Tower Corp. 7.125% 2012                                                                              5,020            5,334
American Tower Corp. 7.50% 2012                                                                                 250              268
Koninklijke KPN NV 8.00% 2010                                                                                 4,000            4,637
SBC Communications Inc. 4.125% 2009                                                                           2,250            2,233
SBC Communications Inc. 5.10% 2014                                                                            2,250            2,305
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                               4,000            4,078
American Cellular Corp., Series B, 10.00% 2011                                                                2,250            2,295
Dobson Cellular Systems, Inc. 9.875% 2012(2)                                                                  1,250            1,325
France Telecom 8.50% 2011(5)                                                                                  3,000            3,485
SBA Communications Corp. 8.50% 2012                                                                           3,175            3,437
Vodafone Group PLC 7.75% 2010                                                                                 3,000            3,429
BellSouth Corp. 4.20% 2009                                                                                    3,000            2,992
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,475            1,674
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(5)                                                   1,225            1,311
PCCW-HKT Capital Ltd. 8.00% 2011(2,5)                                                                         2,550            2,941
SpectraSite, Inc. 8.25% 2010                                                                                  1,575            1,677
Triton PCS, Inc. 8.75% 2011                                                                                     825              588
Triton PCS, Inc. 9.375% 2011                                                                                  1,250              903
Intelsat, Ltd. 8.25% 2013(2)                                                                                  1,280            1,328
Valor Telecommunications Enterprises, LLC and Valor Finance Corp. 7.75% 2015(2)                               1,290            1,274
Hawaiian Telcom Communications, Inc. 9.75% 2013(2)                                                            1,150            1,225
AT&T Corp. 9.05% 2011(5)                                                                                        686              794
Millicom International Cellular SA 10.00% 2013                                                                  400              400
                                                                                                                              64,936

UTILITIES -- 1.06%
Edison Mission Energy 10.00% 2008                                                                             2,250            2,537
Edison Mission Energy 7.73% 2009                                                                              6,750            7,147
Edison Mission Energy 9.875% 2011                                                                             1,000            1,176
AES Corp. 9.50% 2009                                                                                          2,800            3,136
AES Corp. 9.375% 2010                                                                                           112              127
AES Corp. 8.75% 2013(2)                                                                                       2,200            2,470
Dynegy Holdings Inc. 10.125% 2013(2)                                                                          4,600            5,221
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   1,535            1,563
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                          3,089            3,563
PSEG Energy Holdings Inc. 8.625% 2008                                                                         1,775            1,895
PSEG Power LLC 7.75% 2011                                                                                     2,500            2,886
Duke Capital Corp. 7.50% 2009                                                                                 4,000            4,452
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012                          1,125            1,162
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  1,675            1,893
Sierra Pacific Resources 8.625% 2014                                                                            550              611
Exelon Corp. 4.45% 2010                                                                                       1,500            1,502
Exelon Generation Co., LLC 6.95% 2011                                                                         1,680            1,887
Israel Electric Corp. Ltd. 7.70% 2018(2)                                                                      1,750            2,062
NiSource Finance Corp. 7.625% 2005                                                                            2,000            2,026
Cilcorp Inc. 9.375% 2029                                                                                      1,185            1,780
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(2)                                                1,500            1,586
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018(2,6)    1,500            1,560
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                                1,500            1,466
Electricidad de Caracas Finance BV 10.25% 2014(2)                                                             1,280            1,318
Constellation Energy Group, Inc. 6.125% 2009                                                                  1,000            1,065
                                                                                                                              56,091

CONSUMER STAPLES -- 0.50%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                          500              551
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       2,425            2,686
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                            4,675            5,049
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                               3,570            3,606
Pathmark Stores, Inc. 8.75% 2012                                                                              2,975            2,934
Rite Aid Corp. 6.875% 2013                                                                                    2,500            2,175
Gold Kist Inc. 10.25% 2014                                                                                    1,804            2,048
CVS Corp. 6.117% 2013(2,6)                                                                                    1,813            1,941
Playtex Products, Inc. 8.00% 2011                                                                             1,500            1,611
Playtex Products, Inc. 9.375% 2011                                                                              250              264
Rayovac Corp. 7.375% 2015(2)                                                                                  1,820            1,770
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             1,500            1,613
Elizabeth Arden, Inc. 7.75% 2014                                                                                425              445
                                                                                                                              26,693

ENERGY -- 0.48%
Premcor Refining Group Inc. 7.75% 2012                                                                        3,000            3,293
Premcor Refining Group Inc. 7.50% 2015                                                                        1,500            1,650
Northwest Pipeline Corp. 8.125% 2010                                                                          1,850            2,017
Williams Companies, Inc. 8.75% 2032                                                                           1,660            2,002
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014                                             2,995            2,666
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(6)                                                  1,870            2,582
Newfield Exploration Co. 8.375% 2012                                                                          1,175            1,290
Newfield Exploration Co. 6.625% 2014                                                                          1,225            1,289
General Maritime Corp. 10.00% 2013                                                                            2,300            2,507
American Commercial Lines Inc. 9.50% 2015(2)                                                                  2,075            2,200
Petrozuata Finance, Inc., Series B, 8.22% 2017(2,6)                                                           1,880            1,772
Petrozuata Finance, Inc., Series B, 8.22% 2017(6)                                                               350              330
Encore Acquisition Co. 6.00% 2015(2)                                                                          2,000            1,963
                                                                                                                              25,561

HEALTH CARE -- 0.46%
Tenet Healthcare Corp. 7.375% 2013                                                                            3,990            3,960
Quintiles Transnational Corp. 10.00% 2013                                                                     3,525            3,878
Concentra Operating Corp. 9.50% 2010                                                                          2,750            2,943
Warner Chilcott Corp. 8.75% 2015(2)                                                                           2,840            2,776
Aetna Inc. 7.375% 2006                                                                                        2,650            2,706
Wyeth 5.50% 2013(5)                                                                                           2,500            2,635
Humana Inc. 7.25% 2006                                                                                        2,500            2,569
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(2)                                      2,040            2,183
Team Health, Inc. 9.00% 2012                                                                                    575              601
                                                                                                                              24,251

INFORMATION TECHNOLOGY -- 0.32%
Electronic Data Systems Corp., Series B, 6.50% 2013(5)                                                        5,105            5,227
Motorola, Inc. 8.00% 2011                                                                                     2,500            2,951
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(2)                             1,935            1,906
Celestica Inc. 7.875% 2011                                                                                      855              881
Celestica Inc. 7.625% 2013                                                                                      800              806
Sanmina-SCI Corp. 10.375% 2010                                                                                1,500            1,673
Iron Mountain Inc. 7.75% 2015                                                                                 1,590            1,606
Amkor Technology, Inc. 9.25% 2008                                                                             1,500            1,448
Amkor Technology, Inc. 10.50% 2009                                                                              100               87
Viasystems, Inc. 10.50% 2011                                                                                    625              572
                                                                                                                              17,157

MUNICIPALS -- 0.15%
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                    $  2,893    $       2,912
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                               2,000            2,188
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002, 5.75% 2032                                                                                  1,885            1,961
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026                  980            1,075
                                                                                                                               8,136

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.05%
Brazil (Federal Republic of) Global 10.25% 2013                                                               2,250            2,649


TOTAL BONDS & NOTES (cost: $1,096,297,000)                                                                                 1,109,124


Short-term securities -- 11.96%

Three Pillars Funding, LLC 3.06%-3.17% due 7/1-7/15/2005(2)                                                  40,700           40,667
Gannett Co. 2.99%-3.10% due 7/6-8/17/2005(2)                                                                 40,300           40,215
Procter & Gamble Co. 3.02%-3.20% due 7/19-8/31/2005(2,11)                                                    39,400           39,321
CAFCO, LLC 3.13%-3.28% due 8/3-8/25/2005(2)                                                                  37,300           37,169
Variable Funding Capital Corp. 3.10% due 7/27/2005(2)                                                        35,000           34,922
Federal Home Loan Bank 3.055%-3.27% due 7/22-9/2/2005                                                        35,000           34,863
Wal-Mart Stores Inc. 3.17% due 8/16/2005(2)                                                                  32,300           32,165
Private Export Funding Corp. 3.10% due 8/10/2005(2)                                                          31,400           31,292
Ranger Funding Co. LLC 3.06%-3.23% due 7/6-7/25/2005(2)                                                      30,800           30,746
Hershey Foods Corp. 3.22% due 8/16/2005(2)                                                                   28,600           28,480
DuPont (E.I.) de Nemours & Co. 3.22%-3.24% due 8/9-9/6/2005(11)                                              28,600           28,443
Coca-Cola Co. 3.30% due 9/12/2005                                                                            25,000           24,829
International Business Machines Corp. 3.01%-3.03% due 7/13-7/20/2005                                         24,800           24,765
Preferred Receivables Funding Corp. 3.06%-3.07% due 7/8-7/12/2005(2)                                         22,600           22,580
Emerson Electric Co. 3.00% due 7/6/2005(2)                                                                   20,000           19,990
PepsiCo Inc. 3.01% due 7/11/2005(2)                                                                          20,000           19,982
Harvard University 3.23% due 8/22/2005                                                                       20,000           19,905
Hewlett-Packard Co. 3.11%-3.23% due 7/25-7/26/2005(2,11)                                                     19,600           19,555
Freddie Mac 3.07% due 8/3/2005                                                                               19,000           18,945
HSBC Finance Corp. 3.27% due 8/23/2005                                                                       17,800           17,712
Medtronic Inc. 3.23% due 8/1/2005(2)                                                                         15,900           15,854
SBC Communications Inc. 3.11% due 7/21/2005(2)                                                               15,200           15,172
BellSouth Corp. 3.02% due 7/7/2005(2)                                                                        11,000           10,994
Triple-A One Funding Corp. 3.15% due 8/5/2005(2)                                                             10,500           10,467
Wm. Wrigley Jr. Co. 3.20% due 7/14/2005(2)                                                                    9,000            8,989
FCAR Owner Trust I 3.20% due 8/12/2005(11)                                                                    7,000            6,974
Verizon Global Funding Corp. 3.13% due 7/11/2005(2)                                                           1,800            1,798

TOTAL SHORT-TERM SECURITIES (cost: $636,787,000)                                                                             636,794


TOTAL INVESTMENT SECURITIES (cost: $4,845,552,000)                                                                         5,343,098
Other assets less liabilities                                                                                               (18,106)

NET ASSETS                                                                                                                $5,324,992


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $678,332,000, which represented 12.74% of the net assets of the fund.

(3)  Represents an affiliated  company as defined under the  Investment  Company
     Act of 1940.

(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

(5)  Coupon rate may change periodically.

(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(7)  Step bond; coupon rate will increase at a later date.

(8) Company not making scheduled interest payments; bankruptcy proceedings pending.

(9) Index-linked bond whose principal amount moves with a government retail price index.

(10) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(11) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts




BOND FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 83.85%                                                                                       (000)            (000)

CONSUMER DISCRETIONARY -- 17.71%
General Motors Acceptance Corp. 6.125% 2007                                                                $  5,000         $  4,951
General Motors Acceptance Corp. 5.85% 2009                                                                    3,000            2,814
Residential Capital Corp. 6.375% 2010(1)                                                                      3,500            3,521
General Motors Acceptance Corp. 7.75% 2010                                                                    3,555            3,478
General Motors Corp. 7.20% 2011                                                                               7,040            6,547
General Motors Acceptance Corp. 7.25% 2011                                                                   11,575           10,866
General Motors Acceptance Corp. 6.875% 2012                                                                   1,000              917
General Motors Acceptance Corp. 7.00% 2012                                                                    6,200            5,723
General Motors Corp. 7.125% 2013                                                                                355              320
General Motors Corp. 7.25% 2013                                                                         (euro)1,000            1,047
General Motors Acceptance Corp. 5.53% 2014(2)                                                              $  5,000            4,268
General Motors Corp. 8.25% 2023                                                                               3,750            3,122
General Motors Acceptance Corp. 8.00% 2031                                                                    1,250            1,118
General Motors Corp. 8.375% 2033                                                                              2,000            1,680
Ford Motor Credit Co. 7.375% 2009                                                                            18,500           18,094
Ford Motor Credit Co. 4.711% 2010(2)                                                                          3,670            3,368
Ford Motor Credit Co. 5.70% 2010                                                                              1,080              997
Ford Motor Credit Co. 7.875% 2010                                                                             5,875            5,811
Ford Motor Credit Co. 7.375% 2011                                                                             2,250            2,194
Ford Motor Co. 7.45% 2031                                                                                     1,750            1,465
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                        3,750            4,086
DaimlerChrysler North America Holding Corp. 4.875% 2010                                                       2,500            2,491
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                        6,325            7,157
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                        2,500            2,825
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                        1,750            1,958
Clear Channel Communications, Inc. 4.625% 2008                                                                  875              865
Clear Channel Communications, Inc. 6.625% 2008                                                                  750              780
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                              4,250            4,573
Clear Channel Communications, Inc. 7.65% 2010                                                                 1,500            1,626
Clear Channel Communications, Inc. 5.75% 2013                                                                 2,325            2,275
Clear Channel Communications, Inc. 5.50% 2014                                                                 5,425            5,154
Clear Channel Communcations, Inc. 6.875% 2018                                                                 1,000            1,005
J.C. Penney Co., Inc. 8.00% 2010                                                                              5,585            6,171
J.C. Penney Co., Inc. 9.00% 2012                                                                              2,485            2,951
J.C. Penney Co., Inc. 7.65% 2016                                                                              2,000            2,275
J.C. Penney Co., Inc. 7.95% 2017                                                                              1,377            1,594
J.C. Penney Co., Inc. 7.125% 2023                                                                               210              229
Cox Communications, Inc. 3.95% 2007(2)                                                                        1,750            1,760
Cox Communications, Inc. 7.875% 2009                                                                          1,500            1,682
Cox Communications, Inc. 4.625% 2010                                                                          4,450            4,443
Cox Communications, Inc. 4.625% 2013                                                                          1,250            1,215
Cox Communications, Inc. 5.45% 2014                                                                           3,500            3,579
Harrah's Operating Co., Inc. 5.50% 2010                                                                       4,500            4,649
Harrah's Operating Co., Inc. 8.00% 2011                                                                       1,000            1,148
Harrah's Operating Co., Inc. 5.625% 2015(1)                                                                   4,250            4,337
Liberty Media Corp. 7.75% 2009                                                                                1,750            1,861
Liberty Media Corp. 7.875% 2009                                                                               3,200            3,418
Liberty Media Corp. 5.70% 2013                                                                                3,000            2,795
Liberty Media Corp. 8.25% 2030                                                                                1,440            1,436
Delphi Automotive Systems Corp. 6.50% 2009                                                                    7,500            6,263
Delphi Corp. 6.50% 2013                                                                                         480              359
Delphi Automotive Systems Corp. 7.125% 2029                                                                     750              521
Delphi Trust II, trust preferred securities, 6.197% 2033(2)                                                   3,440            1,840
MGM MIRAGE 6.00% 2009                                                                                         4,750            4,798
MGM MIRAGE 6.75% 2012                                                                                         4,000            4,140
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011(3)      1,225              818
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011(3)        425              327
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012(1)        4,000            4,000
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                   2,425            2,401
AOL Time Warner Inc. 6.125% 2006                                                                              2,250            2,286
AOL Time Warner Inc. 6.875% 2012                                                                              2,000            2,260
AOL Time Warner Inc. 7.625% 2031                                                                              2,250            2,819
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   5,250            5,381
Mohegan Tribal Gaming Authority 7.125% 2014                                                                   1,750            1,842
Hilton Hotels Corp. 7.625% 2008                                                                                 695              751
Hilton Hotels Corp. 7.20% 2009                                                                                  825              905
Hilton Hotels Corp. 8.25% 2011                                                                                4,522            5,252
D.R. Horton, Inc. 8.00% 2009                                                                                  3,700            4,071
D.R. Horton, Inc. 7.875% 2011                                                                                 1,400            1,581
Schuler Homes, Inc. 10.50% 2011                                                                                 250              277
D.R. Horton, Inc. 6.875% 2013                                                                                   600              652
Dana Corp. 6.50% 2009                                                                                           325              321
Dana Corp. 5.85% 2015                                                                                         6,250            5,531
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                       1,175            1,234
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       1,875            2,086
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                       2,075            2,402
Radio One, Inc., Series B, 8.875% 2011                                                                        4,600            4,962
Radio One, Inc. 6.375% 2013(1)                                                                                  650              643
Visteon Corp. 8.25% 2010                                                                                      4,100            3,813
Visteon Corp. 7.00% 2014                                                                                      2,000            1,660
ITT Corp. 6.75% 2005                                                                                            500              506
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                         2,730            2,866
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                         1,575            1,784
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                                      1,650            1,638
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                   1,400            1,134
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                   1,250            1,012
Dex Media, Inc., Series B, 8.00% 2013                                                                         1,250            1,334
Toys "R" Us, Inc. 7.875% 2013                                                                                 4,490            4,041
Toys "R" Us, Inc. 7.375% 2018                                                                                   655              534
NTL Cable PLC 8.75% 2014(2)                                                                                   1,825            1,909
NTL Cable PLC 8.75% 2014                                                                                (euro)1,000            1,278
NTL Cable PLC 9.75% 2014                                                                                 (pound)700            1,285
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                   $1,000            1,110
K. Hovnanian Enterprises, Inc. 6.00% 2010                                                                     3,225            3,189
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                         2,050            2,194
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                         1,950            2,087
Toll Brothers, Inc. 6.875% 2012                                                                               1,500            1,675
Toll Brothers Finance Corp. 5.15% 2015(1)                                                                     2,600            2,587
Viacom Inc. 5.625% 2007                                                                                       1,200            1,226
Viacom Inc. 6.625% 2011                                                                                       2,795            3,006
Videotron Ltee 6.875% 2014                                                                                    4,125            4,218
Comcast Cable Communications, Inc. 8.375% 2007                                                                  750              805
Tele-Communications, Inc. 9.80% 2012                                                                          2,000            2,551
Comcast Corp. 6.50% 2015                                                                                        750              837
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(1)                                           4,250            4,154
Cinemark USA, Inc. 9.00% 2013                                                                                 4,000            4,130
Centex Corp. 4.75% 2008                                                                                       3,675            3,699
Argosy Gaming Co. 7.00% 2014                                                                                  3,070            3,396
Telenet Communications NV 9.00% 2013                                                                    (euro)1,000            1,375
Telenet Group Holding NV 0%/11.50% 2014(1,3)                                                                 $2,500            1,956
MDC Holdings, Inc. 5.50% 2013                                                                                 3,250            3,323
Marriott International, Inc., Series F, 4.625% 2012                                                           3,350            3,322
Univision Communications Inc. 3.875% 2008                                                                     2,000            1,942
Univision Communications Inc. 7.85% 2011                                                                      1,125            1,280
News America Inc. 4.75% 2010                                                                                  2,000            2,011
News America Inc. 6.75% 2038                                                                                  1,000            1,140
American Media Operations, Inc. 8.875% 2011                                                                   3,030            2,886
Kabel Deutschland GmbH 10.625% 2014(1)                                                                        2,625            2,861
CSC Holdings, Inc., Series B, 8.125% 2009                                                                       750              763
CSC Holdings, Inc., Series B, 7.625% 2011                                                                     1,000              993
Cablevision Systems Corp., Series B, 8.00% 2012                                                               1,000              985
Jones Apparel Group, Inc. 4.25% 2009                                                                          2,750            2,686
EchoStar DBS Corp. 9.125% 2009                                                                                2,475            2,642
Young Broadcasting Inc. 10.00% 2011                                                                           2,716            2,594
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                              2,275            2,531
Pulte Homes, Inc. 8.125% 2011                                                                                 1,395            1,623
Pulte Homes, Inc. 7.875% 2032                                                                                   750              905
Ryland Group, Inc. 5.375% 2012                                                                                2,400            2,442
Staples, Inc. 7.375% 2012                                                                                     2,000            2,315
TRW Automotive Acquisition Corp. 9.375% 2013                                                                  2,075            2,308
RH Donnelley Inc. 8.875% 2010(1)                                                                              2,000            2,195
Dillard's, Inc. 6.30% 2008                                                                                      700              711
Dillard Department Stores, Inc. 7.85% 2012                                                                    1,400            1,470
Adelphia Communications Corp. 10.25% 2006(4)                                                                  1,000              855
Adelphia Communications Corp. 10.25% 2011(4)                                                                  1,450            1,309
KB Home 6.25% 2015                                                                                            2,000            2,043
Reader's Digest Association, Inc. 6.50% 2011                                                                  2,000            2,040
Tenneco Automotive Inc. 8.625% 2014                                                                           2,000            2,020
Standard Pacific Corp. 5.125% 2009                                                                            2,000            1,940
Six Flags, Inc. 8.875% 2010                                                                                   1,000              980
Six Flags, Inc. 9.625% 2014                                                                                   1,000              940
Blockbuster Inc. 9.00% 2012(1)                                                                                2,000            1,880
Boyd Gaming Corp. 9.25% 2009                                                                                    750              791
Boyd Gaming Corp. 7.75% 2012                                                                                    750              805
Hyatt Equities, LLC 6.875% 2007(1)                                                                            1,500            1,549
AMC Entertainment Inc. 8.00% 2014                                                                             1,675            1,495
William Lyon Homes, Inc. 7.625% 2012                                                                          1,500            1,440
CanWest Media Inc., Series B, 8.00% 2012                                                                      1,358            1,436
Cooper-Standard Automotive Inc. 8.375% 2014                                                                   1,750            1,391
Carnival Corp. 3.75% 2007                                                                                       500              495
Carnival Corp. 6.15% 2008                                                                                       750              788
YUM! Brands, Inc. 7.70% 2012                                                                                  1,000            1,176
Office Depot, Inc. 6.25% 2013                                                                                 1,015            1,066
Regal Cinemas Corp., Series B, 9.375% 2012(5)                                                                 1,000            1,054
Entravision Communications Corp. 8.125% 2009                                                                  1,000            1,046
Cox Radio, Inc. 6.625% 2006                                                                                   1,000            1,014
Gray Communications Systems, Inc. 9.25% 2011                                                                    875              954
ArvinMeritor, Inc. 6.625% 2007                                                                                  750              758
British Sky Broadcasting Group PLC 8.20% 2009                                                                   625              708
Saks Inc. 7.375% 2019                                                                                           385              387
LBI Media, Inc. 10.125% 2012                                                                                    250              278
RBS-Zero Editora Jornalistica SA 11.00% 2010(1)                                                                 189              193
                                                                                                                             381,110

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 10.94%
U.S. Treasury 5.75% 2005                                                                                     28,000           28,249
U.S. Treasury 6.875% 2006                                                                                    13,500           13,887
U.S. Treasury 3.25% 2007                                                                                      7,000            6,944
U.S. Treasury 3.625% 2008(6)                                                                                  3,011            3,189
U.S. Treasury 4.75% 2008                                                                                      4,000            4,135
U.S. Treasury 5.625% 2008                                                                                    10,000           10,527
U.S. Treasury 3.625% 2009                                                                                    46,500           46,351
U.S. Treasury 3.875% 2009(6)                                                                                 14,532           15,825
U.S. Treasury 3.875% 2009                                                                                     7,500            7,547
U.S. Treasury 5.00% 2011                                                                                      2,000            2,125
U.S. Treasury 10.375% 2012                                                                                    1,000            1,152
U.S. Treasury 2.00% 2014(6)                                                                                   6,054            6,238
U.S. Treasury 6.875% 2025                                                                                    23,350           31,450
Freddie Mac 1.875% 2006                                                                                         965              954
Freddie Mac 5.25% 2006                                                                                        4,750            4,789
Freddie Mac 6.625% 2009                                                                                      17,250           19,000
Freddie Mac 4.75% 2012                                                                                        5,000            5,006
Federal Home Loan Bank 2.00% 2006                                                                             8,160            8,073
Federal Home Loan Bank 2.375% 2006                                                                            6,875            6,801
Federal Home Loan Bank 5.823% 2009                                                                            5,500            5,835
Fannie Mae 6.00% 2005                                                                                         3,250            3,285
Fannie Mae 7.00% 2005                                                                                         3,500            3,505
Small Business Administration, Series 2001-20J, 5.76% 2021(7)                                                   617              650
                                                                                                                             235,517

FINANCIALS -- 10.62%
International Lease Finance Corp. 3.75% 2007                                                                  1,700            1,686
AIG SunAmerica Global Financing XII 5.30% 2007(1)                                                             4,000            4,082
AIG SunAmerica Global Financing VII 5.85% 2008(1)                                                             1,000            1,043
International Lease Finance Corp., Series O, 4.55% 2009                                                       7,000            7,071
CIT Group Inc. 5.91% 2005                                                                                     1,000            1,008
CIT Group Inc. 3.65% 2007                                                                                     3,585            3,537
CIT Group Inc. 5.75% 2007                                                                                     1,500            1,548
CIT Group Inc. 7.375% 2007                                                                                    1,500            1,581
CIT Group Inc. 6.875% 2009                                                                                    2,500            2,739
CIT Group Inc. 7.75% 2012                                                                                       750              881
Abbey National PLC 6.70% (undated)(2)                                                                         5,600            5,929
Abbey National PLC 7.35% (undated)(2)                                                                         3,000            3,114
Washington Mutual, Inc. 5.625% 2007                                                                             750              767
Washington Mutual, Inc. 4.375% 2008                                                                             750              753
Washington Mutual, Inc. 4.00% 2009                                                                              500              495
Washington Mutual, Inc. 3.441% 2010(2)                                                                        5,600            5,615
Washington Mutual Bank, FA 6.875% 2011                                                                        1,250            1,396
Host Marriott, LP, Series M, 7.00% 2012                                                                       3,150            3,284
Host Marriott, LP, Series K, 7.125% 2013                                                                      1,500            1,571
Host Marriott Corp., Series N, 6.375% 2015(1)                                                                 2,850            2,836
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)(1,2)                                                 7,500            7,382
Capital One Bank 6.875% 2006                                                                                  1,500            1,524
Capital One Financial Corp. 4.738% 2007                                                                       3,000            3,022
Capital One Financial Corp. 8.75% 2007                                                                          800              854
Capital One Financial Corp. 7.125% 2008                                                                       1,500            1,611
Capital One Capital I 4.76% 2027(1,2)                                                                           250              251
Lazard LLC 7.125% 2015(1)                                                                                     6,840            6,912
MBNA Corp., Series F, 5.00% 2010                                                                              5,000            5,152
MBNA Corp., Series F, 6.125% 2013                                                                             1,500            1,637
iStar Financial, Inc. 7.00% 2008                                                                                950            1,009
iStar Financial, Inc. 8.75% 2008                                                                                309              346
iStar Financial, Inc. 5.375% 2010                                                                             3,500            3,544
iStar Financial, Inc. 6.00% 2010                                                                                750              781
iStar Financial, Inc., Series B, 5.125% 2011                                                                  1,000              997
HBOS Treasury Services PLC 3.75% 2008(1)                                                                      1,500            1,489
HBOS PLC 5.375% (undated)(1,2)                                                                                4,500            4,648
Bank of Scotland 7.00% (undated)(1,2)                                                                           480              508
Mangrove Bay Pass Through Trust 6.102% 2033(1,2,7)                                                            3,750            3,866
Twin Reefs Asset Trust (XLFA), Series B, 4.19% (undated)(1,2,7)                                               2,500            2,484
J.P. Morgan Chase & Co. 6.75% 2011                                                                            2,000            2,214
J.P. Morgan Chase & Co. 5.75% 2013                                                                              750              805
J.P. Morgan Chase & Co. 4.75% 2015                                                                            3,000            3,009
Citigroup Inc. 4.25% 2009                                                                                     3,000            3,013
Citigroup Inc. 4.125% 2010                                                                                    3,000            2,992
CNA Financial Corp. 6.75% 2006                                                                                  230              237
CNA Financial Corp. 6.60% 2008                                                                                1,736            1,844
CNA Financial Corp. 5.85% 2014                                                                                3,125            3,215
Nationwide Life Insurance Co. 5.35% 2007(1)                                                                   1,000            1,015
North Front Pass Through Trust 5.81% 2024(1,2,7)                                                              3,125            3,226
Nationwide Mutual Insurance Co. 7.875% 2033(1)                                                                  750              945
Berkshire Hathaway Finance Corp. 4.125% 2010(1)                                                               5,000            4,975
Downey Financial Corp. 6.50% 2014                                                                             4,500            4,817
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008                                             4,750            4,743
Rouse Co. 3.625% 2009                                                                                         1,140            1,079
Rouse Co. 7.20% 2012                                                                                          3,360            3,626
Development Bank of Singapore Ltd. 7.875% 2009(1)                                                             4,000            4,526
PRICOA Global Funding I 4.20% 2010(1)                                                                         2,750            2,739
Prudential Holdings, LLC, Series C, 8.695% 2023(1,7)                                                          1,250            1,656
USA Education, Inc. 5.625% 2007                                                                               3,250            3,333
SLM Corp., Series A, 3.95% 2008                                                                                 500              496
SLM Corp., Series A, 4.00% 2009                                                                                 500              496
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                           2,500            2,469
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                            1,700            1,642
HVB Funding Trust III 9.00% 2031(1)                                                                           2,500            3,518
Liberty Mutual Group Inc. 6.50% 2035(1)                                                                       3,500            3,479
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1,2)                                                    3,000            3,212
Household Finance Corp. 4.125% 2009                                                                           2,000            1,980
Household Finance Corp. 6.375% 2011                                                                           1,000            1,095
Kimco Realty Corp. 6.00% 2012                                                                                   500              545
Kimco Realty Corp., Series C, 4.82% 2014                                                                      2,500            2,495
Bank of America Corp. 4.375% 2010                                                                             3,000            3,016
U.S. Bank NA 4.125% 2008                                                                                      3,000            3,003
LaBranche & Co Inc. 9.50% 2009                                                                                2,750            2,901
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(1,2)                                                  2,500            2,814
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                        500              504
United Dominion Realty Trust, Inc. 6.50% 2009                                                                 1,000            1,073
United Dominion Realty Trust, Inc. 5.00% 2012                                                                 1,000            1,003
Monumental Global Funding II, Series 2003-F, 3.45% 2007(1)                                                    1,800            1,782
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(1)                                                750              764
EOP Operating LP 8.10% 2010                                                                                     500              577
EOP Operating LP 6.75% 2012                                                                                     750              827
EOP Operating LP 4.75% 2014                                                                                   1,000              982
ProLogis Trust 7.05% 2006                                                                                       250              256
ProLogis Trust 5.50% 2013                                                                                     2,000            2,094
New York Life Global Funding 3.875% 2009(1)                                                                   2,250            2,234
BNP Paribas 5.186% non-cumulative (undated)(1,2)                                                              2,200            2,229
Allstate Financial Global Funding LLC 5.25% 2007(1)                                                             750              764
Allstate Financial Global Funding LLC 4.25% 2008(1)                                                           1,250            1,255
Developers Diversified Realty Corp. 3.875% 2009                                                               1,000              972
Developers Diversified Realty Corp. 4.625% 2010                                                               1,000              993
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(1)                                                  2,000            1,952
Hospitality Properties Trust 6.75% 2013                                                                       1,500            1,650
Banco Santander-Chile 5.375% 2014(1)                                                                          1,500            1,552
City National Corp. 5.125% 2013                                                                               1,500            1,543
Barclays Bank PLC, Series 1, 6.278% noncumulative preferred (undated)(2)                                      1,500            1,535
Bayerische Landesbank, Series F, 2.50% 2006                                                                   1,500            1,486
First Industrial, LP 6.875% 2012                                                                              1,250            1,371
Kazkommerts International BV 7.00% 2009(1)                                                                      500              511
Kazkommerts International BV 7.875% 2014(1)                                                                     800              824
ReliaStar Financial Corp. 8.00% 2006                                                                            250              262
ING Security Life Institutional Funding 2.70% 2007(1)                                                         1,000              974
Zions Bancorporation 6.00% 2015                                                                               1,000            1,092
Assurant, Inc. 5.625% 2014                                                                                    1,000            1,054
ACE INA Holdings Inc. 5.875% 2014                                                                             1,000            1,050
Chevy Chase Bank, FSB 6.875% 2013                                                                             1,000            1,038
Simon Property Group, LP 4.875% 2010                                                                          1,000            1,019
ERP Operating LP 4.75% 2009                                                                                   1,000            1,010
Hartford Financial Services Group, Inc. 2.375% 2006                                                           1,000              982
Providian Financial Corp., Series A, 9.525% 2027(1)                                                             750              825
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1,2)                                           500              550
Advanta Capital Trust I, Series B, 8.99% 2026                                                                   500              490
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                                350              395
TuranAlem Finance BV 8.50% 2015(1)                                                                              375              388
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                                250              273
National Westminster Bank PLC 7.75% (undated)(2)                                                                250              268
                                                                                                                             228,526

TELECOMMUNICATION SERVICES -- 7.50%
Qwest Capital Funding, Inc. 7.75% 2006                                                                          625              642
U S WEST Capital Funding, Inc. 6.375% 2008                                                                      100               98
Qwest Capital Funding, Inc. 7.90% 2010                                                                        3,820            3,820
Qwest Services Corp. 13.50% 2010                                                                              7,037            8,163
Qwest Capital Funding, Inc. 7.25% 2011                                                                        2,200            2,118
Qwest Corp. 8.875% 2012(1)                                                                                    1,250            1,366
Qwest Services Corp. 14.00% 2014                                                                              5,000            6,087
U S WEST Capital Funding, Inc. 6.875% 2028                                                                      800              638
Nextel Communications, Inc. 6.875% 2013                                                                       1,350            1,450
Nextel Communications, Inc. 7.375% 2015                                                                      17,000           18,445
American Tower Corp. 9.375% 2009                                                                                 54               57
American Tower Corp. 7.25% 2011                                                                               1,825            1,934
American Tower Corp. 7.125% 2012                                                                              5,250            5,578
American Tower Corp. 7.50% 2012                                                                               4,500            4,826
France Telecom 8.50% 2011(2)                                                                                 10,250           11,909
Dobson Communications Corp. 10.875% 2010                                                                      3,500            3,491
American Cellular Corp., Series B, 10.00% 2011                                                                4,750            4,845
Dobson Cellular Systems, Inc. 9.875% 2012(1)                                                                    500              530
Dobson Communications Corp. 8.875% 2013                                                                         688              633
SBC Communications Inc. 4.125% 2009                                                                           2,500            2,482
SBC Communications Inc. 5.10% 2014                                                                            5,950            6,095
AT&T Corp. 9.05% 2011(2)                                                                                      6,580            7,616
Nextel Partners, Inc. 12.50% 2009                                                                               684              746
Nextel Partners, Inc. 8.125% 2011                                                                             5,800            6,322
Rogers Wireless Inc. 7.25% 2012                                                                               3,825            4,150
Rogers Wireless Inc. 7.50% 2015                                                                               1,975            2,158
Rogers Cantel Inc. 9.75% 2016                                                                                   500              606
Cincinnati Bell Inc. 7.25% 2013                                                                               5,250            5,539
Sprint Capital Corp. 4.78% 2006                                                                               1,500            1,511
Sprint Capital Corp. 6.375% 2009                                                                                625              666
Sprint Capital Corp. 6.90% 2019                                                                               1,625            1,865
Sprint Capital Corp. 6.875% 2028                                                                              1,250            1,439
Telecom Italia Capital SA, Series B, 5.25% 2013                                                               2,750            2,797
Telecom Italia Capital SA 4.95% 2014(1)                                                                       2,500            2,480
Intelsat, Ltd. 7.805% 2012(1,2)                                                                               3,325            3,400
Intelsat, Ltd. 8.25% 2013(1)                                                                                  1,775            1,842
Hawaiian Telcom Communications, Inc. 9.75% 2013(1)                                                            2,600            2,769
Hawaiian Telcom Communications, Inc. 12.50% 2015(1)                                                           1,125            1,204
MetroPCS, Inc. 12.00% 2007(2)                                                                                   500              518
MetroPCS, Inc. 7.688% 2011(2)                                                                                 3,000            3,075
Cingular Wireless LLC 5.625% 2006                                                                             1,000            1,017
AT&T Wireless Services, Inc. 7.875% 2011                                                                      1,890            2,199
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                               3,090            3,150
BellSouth Corp. 5.20% 2016                                                                                    3,000            3,073
Centennial Cellular Corp. 10.75% 2008                                                                           324              338
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,000            1,135
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(2)                                                   1,000            1,070
NTELOS Inc. 8.33% 2012(2)                                                                                     2,500            2,450
Western Wireless Corp. 9.25% 2013                                                                             2,000            2,288
Triton PCS, Inc. 9.375% 2011                                                                                  1,000              723
Triton PCS, Inc. 8.50% 2013                                                                                   1,250            1,159
ALLTEL Corp. 4.656% 2007                                                                                      1,600            1,613
PCCW-HKT Capital Ltd. 8.00% 2011(1,2)                                                                         1,000            1,153
US Unwired Inc., Series B, 10.00% 2012                                                                        1,000            1,118
TELUS Corp. 8.00% 2011                                                                                          750              878
Koninklijke KPN NV 8.00% 2010                                                                                   750              869
Singapore Telecommunications Ltd. 6.375% 2011(1)                                                                750              828
SBA Communications Corp. 8.50% 2012                                                                             350              379
GT Group Telecom Inc. 13.25% 2010(4,5)                                                                        1,000                0
                                                                                                                             161,350

MATERIALS -- 6.35%
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                 1,500            1,447
Abitibi-Consolidated Finance LP 7.875% 2009                                                                   5,500            5,637
Abitibi-Consolidated Co. of Canada 6.91% 2011(2)                                                              3,500            3,491
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                                8,500            8,713
Georgia-Pacific Corp. 7.50% 2006                                                                              1,000            1,030
Fort James Corp. 6.875% 2007                                                                                  1,625            1,698
Georgia-Pacific Corp. 8.875% 2010                                                                             2,050            2,337
Georgia-Pacific Corp. 8.125% 2011                                                                             2,700            3,058
Georgia-Pacific Corp. 9.50% 2011                                                                                575              697
Georgia-Pacific Corp. 9.375% 2013                                                                               910            1,034
Georgia-Pacific Corp. 7.70% 2015                                                                                600              687
Georgia-Pacific Corp. 8.875% 2031                                                                               500              621
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              8,385            9,370
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(1)                                             9,025            8,912
Rhodia SA 8.00% 2010                                                                                    (euro)2,300            2,773
Rhodia 10.25% 2010                                                                                           $2,500            2,694
Rhodia SA 9.25% 2011                                                                                    (euro)2,500            2,999
JSG Funding PLC 9.625% 2012                                                                                    $575              578
JSG Funding PLC 7.75% 2015                                                                              (euro)3,000            2,901
JSG Funding PLC 7.75% 2015(1)                                                                                $2,000            1,650
JSG Holdings PLC 11.50% 2015(8)                                                                         (euro)3,058            2,908
Owens-Brockway Glass Container Inc. 8.875% 2009                                                              $2,500            2,669
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                2,250            2,492
Owens-Brockway Glass Container Inc. 6.75% 2014                                                          (euro)1,250            1,564
Norske Skogindustrier ASA 7.625% 2011(1)                                                                     $4,000            4,479
Norske Skogindustrier ASA 6.125% 2015(1)                                                                      1,500            1,537
Stone Container Corp. 9.25% 2008                                                                                650              683
Stone Container Corp. 9.75% 2011                                                                                950            1,009
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                     2,000            2,020
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     2,050            1,968
Lyondell Chemical Co. 9.50% 2008                                                                              2,300            2,458
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    750              793
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                1,500            1,663
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(1,7)                                                4,250            4,177
Weyerhaeuser Co. 5.95% 2008                                                                                     533              558
Weyerhaeuser Co. 6.75% 2012                                                                                   2,000            2,203
Weyerhaeuser Co. 7.375% 2032                                                                                  1,000            1,183
Graphic Packaging International, Inc. 8.50% 2011                                                              2,975            3,079
Graphic Packaging International, Inc. 9.50% 2013                                                                500              506
International Paper Co. 5.85% 2012                                                                            3,000            3,141
Luscar Coal Ltd. 9.75% 2011                                                                                   2,750            3,039
Ainsworth Lumber Co. Ltd. 7.25% 2012                                                                            375              359
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          2,000            1,830
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                            500              458
Sino-Forest Corp. 9.125% 2011(1)                                                                              2,315            2,541
United States Steel Corp. 9.75% 2010                                                                          2,103            2,282
Airgas, Inc. 6.25% 2014                                                                                       2,000            2,035
Graham Packaging Co., LP 9.875% 2014(1)                                                                       2,000            2,015
Alcan Inc. 5.00% 2015                                                                                         2,000            2,013
Steel Dynamics, Inc. 9.50% 2009                                                                               1,750            1,868
Building Materials Corp. of America 7.75% 2014                                                                2,000            1,860
Rockwood Specialties Group, Inc. 7.625% 2014                                                            (euro)1,500            1,836
Associated Materials Inc. 9.75% 2012                                                                         $1,750            1,820
Crompton Corp. 9.164% 2010(2)                                                                                 1,600            1,800
Neenah Paper, Inc. 7.375% 2014(1)                                                                             1,700            1,658
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(3)                             1,044              731
BCP Caylux Holdings Luxembourg SCA 9.625% 2014                                                                  650              731
Ispat Inland ULC 9.75% 2014                                                                                   1,186            1,388
Oregon Steel Mills, Inc. 10.00% 2009                                                                          1,000            1,083
ICI Wilmington, Inc. 5.625% 2013                                                                                750              779
Allegheny Technologies, Inc. 8.375% 2011                                                                        500              520
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(9)                                                              1,500              458
Kappa Beheer BV 10.625% 2009                                                                              (euro)250              313
                                                                                                                             136,834

MORTGAGE-BACKED OBLIGATIONS(7) -- 6.23%
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                      $6,500            7,380
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011                                                             5,000            5,343
Fannie Mae, Series 2001-T6B, 6.088% 2011                                                                      6,750            7,381
Fannie Mae 6.00% 2013                                                                                           119              123
Fannie Mae 6.00% 2016                                                                                           176              183
Fannie Mae 6.00% 2016                                                                                           107              111
Fannie Mae 6.00% 2017                                                                                           755              782
Fannie Mae 10.00% 2018                                                                                           19               22
Fannie Mae, Series 2001-4, Class GA, 10.243% 2025(2)                                                            244              277
Fannie Mae 7.00% 2026                                                                                            89               95
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                               320              342
Fannie Mae 6.50% 2031                                                                                            28               29
Fannie Mae 7.50% 2031                                                                                            53               56
Fannie Mae, Series 2001-20, Class C, 11.987% 2031(2)                                                            164              190
Fannie Mae 6.00% 2034                                                                                         8,612            8,838
Fannie Mae 6.00% 2034                                                                                         5,054            5,187
Fannie Mae 6.00% 2034                                                                                         1,519            1,559
Fannie Mae 5.00% 2035                                                                                         3,420            3,420
Fannie Mae 5.50% 2035                                                                                         2,000            2,030
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                              230              243
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                                207              220
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                                321              342
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035                                 5,444            5,559
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035                                  4,946            5,065
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035(1)                                            3,000            3,010
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035(1)                                               6,300            6,314
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032                      1,520            1,715
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                     4,418            4,394
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                       750              827
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034                               2,500            2,585
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                              4,000            4,075
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                              519              524
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                             275              276
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                            1,023            1,072
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037                            2,321            2,305
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                             1,246            1,316
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(1)                                             5,000            5,083
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                        4,084            4,160
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                                750              799
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                              1,000            1,052
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                             1,750            1,952
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046              3,500            3,547
Freddie Mac 4.00% 2015                                                                                        2,888            2,832
Freddie Mac 6.00% 2034                                                                                          614              630
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                 1,496            1,651
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.626% 2034(2)                          1,628            1,622
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(1)                                                    2,574            2,843
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033                                               2,500            2,803
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.709% 2034(2)                                       2,462            2,488
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.428% 2030(2)                                      1,250            1,325
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.428% 2030(2)                                      1,000            1,071
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.127% 2033(2)                                          1,119            1,124
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.011% 2034(2)                                          1,246            1,253
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                               632              672
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                            1,250            1,367
Government National Mortgage Assn. 5.50% 2017                                                                   649              671
Government National Mortgage Assn. 7.50% 2033                                                                   656              708
Government National Mortgage Assn. 6.50% 2034                                                                   185              194
Government National Mortgage Assn. 7.00% 2034                                                                   432              461
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029(1)                                         837              859
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                          992            1,047
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                               161              162
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                           1,250            1,331
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(2)                              1,211            1,208
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               1,000            1,101
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                     934              971
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust, Series 1999-1,
        Class B, 7.619% 2031                                                                                    750              842
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(1)                                          725              734
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033(2)                        639              639
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                         500              572
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                           527              538
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                          500              535
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.573% 2027(1,2)                                   145              149
                                                                                                                             134,186

INDUSTRIALS -- 6.05%
Allied Waste North America, Inc. 8.50% 2008                                                                   4,750            5,005
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,500            1,583
Allied Waste North America, Inc., Series B, 6.50% 2010                                                        2,250            2,228
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        1,000              940
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       2,000            1,868
Allied Waste North America, Inc. 7.25% 2015(1)                                                                2,000            1,945
TFM, SA de CV 10.25% 2007                                                                                     3,335            3,585
TFM, SA de CV 9.375% 2012(1)                                                                                  4,400            4,598
TFM, SA de CV 12.50% 2012                                                                                     1,730            2,033
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005(7)                                             500              486
Continental Airlines, Inc. 8.00% 2005                                                                         1,000            1,005
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011(7)                                          1,000              988
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012(7)                                          3,570            3,611
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(7)                                             1,014            1,009
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(7)                                              321              268
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(7)                                          2,484            2,499
Bombardier Capital Inc., Series A, 6.125% 2006(1)                                                             3,165            3,197
Bombardier Inc. 6.30% 2014(1)                                                                                 6,500            5,915
Kansas City Southern Railway Co. 9.50% 2008                                                                   4,950            5,420
Kansas City Southern Railway Co. 7.50% 2009                                                                   2,650            2,749
Hutchison Whampoa International Ltd. 7.00% 2011(1)                                                            1,000            1,108
Hutchison Whampoa International Ltd. 6.50% 2013(1)                                                            5,750            6,254
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(1)                                                         500              592
Terex Corp. 9.25% 2011                                                                                        1,250            1,363
Terex Corp. 7.375% 2014                                                                                       6,000            6,240
Cendant Corp. 6.25% 2008                                                                                      3,000            3,131
Cendant Corp. 7.375% 2013                                                                                     3,500            4,013
Tyco International Group SA 6.125% 2008                                                                       2,375            2,517
Tyco International Group SA 6.375% 2011                                                                       2,520            2,771
General Electric Capital Corp., Series A, 5.375% 2007                                                         1,250            1,278
General Electric Capital Corp., Series A, 6.00% 2012                                                          1,000            1,092
General Electric Co. 5.00% 2013                                                                               2,750            2,844
American Standard Inc. 8.25% 2009                                                                             1,700            1,923
American Standard Inc. 7.625% 2010                                                                            2,300            2,572
Delta Air Lines, Inc. 7.70% 2005                                                                              2,000            1,810
Delta Air Lines, Inc. 8.00% 2007(1)                                                                           1,500              585
Delta Air Lines, Inc. 10.00% 2008                                                                             1,750              683
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010(7)                                                  1,000              551
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(7)                                                   372              171
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(1,7)                                          1,099            1,178
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(1,7)                            2,064            2,252
Northwest Airlines, Inc. 8.70% 2007                                                                             675              334
Northwest Airlines, Inc. 9.875% 2007                                                                          2,000            1,010
Northwest Airlines, Inc. 7.875% 2008                                                                          1,000              420
Northwest Airlines, Inc. 10.00% 2009                                                                          2,750            1,210
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(7)                                                390              426
H-Lines Finance Holding Corp. 0%/11.00% 2013(1,3)                                                             4,000            3,100
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(7)                                             2,994            3,095
THL Buildco, Inc. 8.50% 2014                                                                                  3,225            3,015
Caterpillar Financial Services Corp. 4.30% 2010                                                               3,000            3,007
Waste Management, Inc. 7.00% 2006                                                                             1,000            1,034
Waste Management, Inc. 7.375% 2010                                                                              650              728
WMX Technologies, Inc. 7.10% 2026                                                                               500              582
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                                         2,000            2,054
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(7)                                    500              555
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(7)                                  1,500            1,494
Builders FirstSource, Inc. 7.518% 2012(1,2)                                                                   2,000            2,000
John Deere Capital Corp. 3.90% 2008                                                                           1,500            1,491
Deere & Co. 8.95% 2019                                                                                          250              291
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006(4,7)                           386              169
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(7)                                               1,674            1,561
K&F Industries, Inc. 7.75% 2014                                                                               1,400            1,438
Dyncorp International LLC 9.50% 2013(1)                                                                       1,500            1,402
Standard Aero Holdings, Inc. 8.25% 2014(1)                                                                    1,075            1,139
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021(7)                 1,000            1,046
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(7)                                                1,000            1,017
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(1,7)                717              741
Jet Equipment Trust, Series 1994-A, 11.79% 2013(1,4)                                                            250               --
                                                                                                                             130,219

UTILITIES -- 4.39%
Edison Mission Energy 10.00% 2008                                                                             3,000            3,383
Mission Energy Holding Co. 13.50% 2008                                                                        1,525            1,819
Edison Mission Energy 7.73% 2009                                                                              1,500            1,588
Edison Mission Energy 9.875% 2011                                                                             6,175            7,263
Midwest Generation, LLC, Series B, 8.56% 2016(7)                                                              1,900            2,096
Homer City Funding LLC 8.734% 2026(7)                                                                           994            1,168
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                  3,250            3,656
AES Corp. 9.50% 2009                                                                                            695              778
AES Corp. 9.375% 2010                                                                                         4,019            4,572
AES Corp. 8.75% 2013(1)                                                                                       6,350            7,128
AES Gener SA 7.50% 2014                                                                                       1,000            1,018
AES Corp. 9.00% 2015(1)                                                                                         350              395
AES Ironwood, LLC 8.857% 2025(7)                                                                              1,183            1,345
AES Red Oak, LLC, Series B, 9.20% 2029(7)                                                                     2,500            2,850
Dynegy Holdings Inc. 9.875% 2010(1)                                                                           3,225            3,580
Dynegy Holdings Inc. 10.125% 2013(1)                                                                          4,750            5,391
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(1)                                                6,500            6,874
Southern Power Co., Series B, 6.25% 2012                                                                      6,000            6,563
American Electric Power Co., Inc., Series A, 6.125% 2006                                                        921              937
American Electric Power Co., Inc. 4.706% 2007(2)                                                              5,000            5,042
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  4,750            5,368
Nevada Power Co., Series L, 5.875% 2015(1)                                                                      150              151
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   2,750            2,801
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                          1,500            1,541
Commonwealth Edison Co., Series 99, 3.70% 2008                                                                1,500            1,485
Exelon Generation Co., LLC 6.95% 2011                                                                         1,300            1,460
Constellation Energy Group, Inc. 6.125% 2009                                                                  2,550            2,715
Duke Capital Corp. 6.25% 2013                                                                                 1,000            1,081
Duke Capital Corp. 5.50% 2014                                                                                 1,000            1,031
SP PowerAssets Ltd. 3.80% 2008(1)                                                                             2,000            1,979
Drax Holdings Ltd., Series A-1, 7.173% 2015(1,2)                                                         (pound)242              440
Drax Holdings Ltd., Series A-2, unit 8.673% 2015(1,2,10)                                                        278            1,262
Drax Holdings Ltd., Series B, 6.198% 2025(1,2,4)                                                                 81              167
NiSource Finance Corp. 7.625% 2005                                                                           $1,250            1,267
Israel Electric Corp. Ltd. 7.70% 2018(1)                                                                      1,000            1,178
Cilcorp Inc. 8.70% 2009                                                                                       1,000            1,160
PSEG Energy Holdings Inc. 8.625% 2008                                                                         1,000            1,067
Oncor Electric Delivery Co. 6.375% 2012                                                                         800              878
                                                                                                                              94,477

ENERGY -- 2.79%
Premcor Refining Group Inc. 9.25% 2010                                                                        3,750            4,163
Premcor Refining Group Inc. 6.125% 2011                                                                       2,000            2,120
Premcor Refining Group Inc. 6.75% 2011                                                                        2,700            2,930
Premcor Refining Group Inc. 9.50% 2013                                                                          650              751
Premcor Refining Group Inc. 6.75% 2014                                                                        2,000            2,165
Premcor Refining Group Inc. 7.50% 2015                                                                          275              303
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(1,7)                                                6,250            6,422
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(7)                                                  3,000            3,083
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(1,7)                                                    5,726            5,625
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(7)                                                         79               78
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(7)                                                        675              807
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(1,7)                                                      360              430
Williams Companies, Inc. 7.125% 2011                                                                            500              542
Williams Companies, Inc. 8.125% 2012                                                                          4,030            4,594
Delek & Avner-Yam Tethys Ltd. 5.326% 2013(1,7)                                                                4,968            4,962
Newfield Exploration Co. 8.375% 2012                                                                          3,250            3,567
Newfield Exploration Co. 6.625% 2014                                                                          1,000            1,052
Devon Financing Corp., ULC 6.875% 2011                                                                          750              840
Devon Energy Corp. 7.95% 2032                                                                                 2,000            2,639
General Maritime Corp. 10.00% 2013                                                                            2,800            3,052
Encore Acquisition Co. 6.00% 2015(1)                                                                          2,500            2,454
Petrozuata Finance, Inc., Series B, 8.22% 2017(1,7)                                                           2,500            2,356
Teekay Shipping Corp. 8.875% 2011                                                                             1,900            2,178
Overseas Shipholding Group, Inc. 7.50% 2024                                                                   1,550            1,503
Southern Natural Gas Co. 8.00% 2032                                                                             750              857
Reliance Industries Ltd., Series B, 10.25% 2097                                                                 500              590
                                                                                                                              60,063

INFORMATION TECHNOLOGY -- 2.79%
Electronic Data Systems Corp. 6.334% 2006                                                                     2,000            2,029
Electronic Data Systems Corp. 7.125% 2009                                                                     3,500            3,771
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                                       10,025           10,265
Electronic Data Systems Corp. 7.45% 2029                                                                      1,250            1,336
Sanmina-SCI Corp. 10.375% 2010                                                                                3,750            4,181
Sanmina-SCI Corp. 6.75% 2013(1)                                                                               4,000            3,840
Celestica Inc. 7.875% 2011                                                                                    4,375            4,506
Celestica Inc. 7.625% 2013                                                                                    2,600            2,620
Nortel Networks Ltd. 6.125% 2006                                                                              5,975            6,042
Motorola, Inc. 7.625% 2010                                                                                    1,500            1,718
Motorola, Inc. 8.00% 2011                                                                                     2,000            2,361
Motorola, Inc. 7.50% 2025                                                                                       500              613
Motorola, Inc. 6.50% 2028                                                                                       250              278
Motorola, Inc. 5.22% 2097                                                                                     1,000              871
Xerox Corp. 7.125% 2010                                                                                       5,000            5,344
Jabil Circuit, Inc. 5.875% 2010                                                                               3,500            3,629
Freescale Semiconductor, Inc. 6.875% 2011                                                                     2,400            2,556
Viasystems, Inc. 10.50% 2011                                                                                  1,500            1,372
Lucent Technologies Inc. 7.25% 2006                                                                           1,000            1,027
Amkor Technology, Inc. 10.50% 2009                                                                              110               95
Amkor Technology, Inc. 7.125% 2011                                                                              925              805
Amkor Technology, Inc. 7.75% 2013                                                                                75               65
Solectron Corp., Series B, 7.375% 2006                                                                          625              636
Exodus Communications, Inc. 11.625% 2010(4,5)                                                                   382                0
                                                                                                                              59,960

ASSET-BACKED OBLIGATIONS(7) -- 2.28%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(1)                                      3,000            2,988
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(1)                                      3,250            3,244
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011(1)                                     5,000            5,106
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                                2,707            2,794
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020                                   3,300            3,499
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                          2,000            1,992
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.594% 2033(2)                                                     2,500            2,507
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                           1,083            1,079
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 3.544% 2035(2)                       2,500            2,503
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                        3,000            3,017
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009(1)                            3,000            3,011
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                        2,500            2,792
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.624% 2035(2)             2,500            2,504
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(4)                                     1,699            1,588
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                        18               18
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(1)           1,500            1,549
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                                1,500            1,505
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009(1)                                         1,250            1,248
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(1,2)                                                    1,015            1,015
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                     949              949
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.92% 2010(1,2)                                750              755
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(1)                                  707              752
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                                706              709
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(1)                          686              676
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                         654              657
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(1)                               363              362
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured, 2.72% 2007                     103              103
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(1)                          14               14
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(1)                          36               36
                                                                                                                              48,972

CONSUMER STAPLES -- 2.21%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                         2,105            2,158
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                         6,005            6,636
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                    (pound)525              922
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(7)                                              $   233              252
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(7)                                                2,825            3,095
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                         800              830
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                        6,800            6,749
Delhaize America, Inc. 8.125% 2011                                                                            6,400            7,210
Rayovac Corp. 7.375% 2015(1)                                                                                  7,375            7,172
CVS Corp. 6.117% 2013(1,7)                                                                                    1,360            1,455
CVS Corp. 5.298% 2027(1,7)                                                                                    2,334            2,430
Stater Bros. Holdings Inc. 6.91% 2010(2)                                                                      2,550            2,537
Stater Bros. Holdings Inc. 8.125% 2012                                                                          500              490
Rite Aid Corp. 6.875% 2013                                                                                    2,125            1,849
Gold Kist Inc. 10.25% 2014                                                                                    1,371            1,556
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        1,000            1,102
Duane Reade Inc. 7.91% 2010(1,2)                                                                              1,000              980
SUPERVALU INC. 7.50% 2012                                                                                       150              172
                                                                                                                              47,595

NON-U.S. GOVERNMENT BONDS & NOTES -- 1.74%
United Mexican States Government Global 4.625% 2008                                                           2,735            2,756
United Mexican States Government Global 8.625% 2008                                                           2,500            2,775
United Mexican States Government Global 10.375% 2009                                                            500              598
United Mexican States Government Global 9.875% 2010                                                           1,000            1,212
United Mexican States Government Global 11.375% 2016                                                          1,750            2,603
German Government 5.25% 2008                                                                            (euro)5,650            7,343
German Government 5.25% 2011                                                                                  1,750            2,404
Russian Federation 8.25% 2010                                                                                $3,500            3,827
Russian Federation 8.25% 2010(1)                                                                              2,000            2,187
Panama (Republic of) Global 9.375% 2023                                                                       1,920            2,381
Panama (Republic of) Global 9.375% 2029                                                                       1,000            1,242
Brazil (Federal Republic of) 14.50% 2009                                                                      1,500            1,957
Brazil (Federal Republic of) Global 10.25% 2013                                                                 375              442
Brazil (Federal Republic of) Global 11.00% 2040                                                                 500              602
Argentina (Republic of) 3.01% 2012(2)                                                                         2,000            1,788
Canadian Government 4.25% 2026(6)                                                                           C$1,218            1,419
Dominican Republic 9.04% 2018(1)                                                                             $1,000            1,047
State of Qatar 9.75% 2030                                                                                       500              779
                                                                                                                              37,362

HEALTH CARE -- 1.49%
Concentra Operating Corp. 9.50% 2010                                                                          4,000            4,280
Concentra Operating Corp. 9.125% 2012                                                                         3,250            3,461
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      2,500            2,601
HCA Inc. 5.50% 2009                                                                                           3,500            3,528
Tenet Healthcare Corp. 6.375% 2011                                                                            1,000              958
Tenet Healthcare Corp. 9.875% 2014                                                                            1,000            1,078
Tenet Healthcare Corp. 9.25% 2015(1)                                                                            750              782
Amgen Inc. 4.00% 2009                                                                                         2,500            2,484
Triad Hospitals, Inc. 7.00% 2012                                                                              2,250            2,357
Health Net, Inc. 9.875% 2011(2)                                                                               1,875            2,240
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                     2,000            2,030
Humana Inc. 7.25% 2006                                                                                        1,500            1,542
Aetna Inc. 7.375% 2006                                                                                        1,400            1,429
Quintiles Transnational Corp. 10.00% 2013                                                                     1,250            1,375
UnitedHealth Group Inc. 5.20% 2007                                                                            1,000            1,016
Warner Chilcott Corp. 8.75% 2015(1)                                                                           1,000              977
                                                                                                                              32,138

MUNICIPALS -- 0.76%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, 6.125% 2027                                                                       3,060            3,250
State of Virginia, Tobacco Settlement Financing Corp., Tobacco Settlement
        Asset-Backed Bonds, Series 2005, 5.25% 2019                                                           3,000            3,086
State of California, Golden State Tobacco Securitization Corp., Tobacco
        Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                             1,240            1,263
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                               1,500            1,641
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                                 1,165            1,181
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                   750              803
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
        Federally Taxable, Series 2003-E, 5.55% 2014                                                          1,625            1,664
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002-A, Class A, 6.72% 2025                                                                       1,578            1,525
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006     1,500            1,503
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                         463              466
                                                                                                                              16,382


TOTAL BONDS & NOTES (cost: $1,770,843,000)                                                                                 1,804,691


                                                                                                         Shares or
Convertible securities -- 0.74%                                                                     principal amount

CONSUMER DISCRETIONARY -- 0.25%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                            $648,000              624
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                   (euro)3,061,000            3,737
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                            24,400              984
                                                                                                                               5,345

TELECOMMUNICATION SERVICES -- 0.20%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                                     (euro)1,750,000            2,333
American Tower Corp. 5.00% convertible debentures 2010                                                   $2,000,000            1,990
                                                                                                                               4,323

INFORMATION TECHNOLOGY -- 0.15%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                         $1,500,000         $  1,384
Celestica Inc. 0% convertible debentures 2020                                                            $1,700,000              963
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                         $1,000,000              945
                                                                                                                               3,292

FINANCIALS -- 0.14%
Providian Financial Corp. 3.25% convertible debentures 2005                                              $3,000,000            3,007


TOTAL CONVERTIBLE SECURITIES (cost: $13,084,000)                                                                              15,967


Rights & warrants -- 0.04%                                                                                    Shares

TELECOMMUNICATION SERVICES -- 0.04%
American Tower Corp., warrants, expire 2008(1,11)                                                             3,000              843
XO Communications, Inc., Series A, warrants, expire 2010(11)                                                  1,698                1
XO Communications, Inc., Series B, warrants, expire 2010(11)                                                  1,273               --
XO Communications, Inc., Series C, warrants, expire 2010(11)                                                  1,273               --
GT Group Telecom Inc., warrants, expire 2010(1,5,11)                                                          1,000                0

TOTAL RIGHTS & WARRANTS (cost: $54,000)                                                                                          844


Preferred stocks -- 3.32%

FINANCIALS -- 3.21%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,2)                                     6,430,000            7,289
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,2)                               6,075,000            6,707
Principal Financial Group, Inc. Series A, 5.563% preferred(11)                                              120,000           12,288
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(1,2)                  8,030,000            9,794
Fannie Mae, Series O, 7.00% preferred(1)                                                                    125,000            6,965
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,2)                             4,650,000            5,098
ING Capital Funding Trust III 8.439% noncumulative preferred(2)                                           4,250,000            5,033
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,2)                                         3,750,000            4,206
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                      2,200,000            2,244
RBS Capital Trust I noncumulative trust preferred 4.709%(2)                                               1,500,000            1,482
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(1,2)                                       1,175,000            1,266
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(1,2)                                         850,000            1,032
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(1)                       65,000            1,834
ACE Ltd., Series C, 7.80% preferred depositary shares                                                        60,000            1,608
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1,2)                 750,000              861
First Republic Capital Corp., Series A, 10.50% preferred(1,5)                                                   750              789
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                   20,000              547
                                                                                                                              69,043

TELECOMMUNICATION SERVICES -- 0.09%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                         1,807            1,951


CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(11)                                            5,000                4

                                                                                                                        Market value
Preferred stocks                                                                                             Shares            (000)

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(5)                                                                             55      $        0


MISCELLANEOUS -- 0.02%
Other preferred stocks in initial period of acquisition                                                                          436


TOTAL PREFERRED STOCKS (cost: $67,277,000)                                                                                    71,434


Common stocks -- 0.07%

TELECOMMUNICATION SERVICES -- 0.04%
Nextel Communications, Inc., Class A(11)                                                                     26,609              860
XO Communications, Inc.(11)                                                                                     848                2
                                                                                                                                 862

INDUSTRIALS -- 0.02%
DigitalGlobe Inc.(1,5,11)                                                                                   306,464              307
Delta Air Lines, Inc.(1,11)                                                                                  60,887              229
                                                                                                                                 536

INFORMATION TECHNOLOGY -- 0.01%
ZiLOG, Inc.(11)                                                                                              32,500              137


HEALTH CARE -- 0.00%
Clarent Hospital Corp.(5,11)                                                                                 16,114                8


TOTAL COMMON STOCKS (cost: $2,471,000)                                                                                         1,543

                                                                                                   Principal amount
Short-term securities -- 10.81%                                                                               (000)

Scripps (E.W.) Co. 3.21% due 7/27/2005(1)                                                                   $25,400           25,339
PepsiCo Inc. 3.13%-3.18% due 7/21-7/22/2005(1)                                                               22,400           22,358
Hershey Foods Corp. 3.06%-3.23% due 7/18-8/24/2005(1)                                                        21,000           20,930
Tennessee Valley Authority 3.03% due 7/14/2005                                                               17,400           17,379
Procter & Gamble Co. 3.02%-3.12% due 7/6-7/15/2005(1)                                                        15,300           15,284
Emerson Electric Co. 3.00% due 7/7/2005(1)                                                                   15,000           14,991
Wal-Mart Stores Inc. 3.09% due 7/26/2005(1)                                                                  13,400           13,370
Gannett Co. 3.18% due 7/20/2005(1)                                                                           13,000           12,977
CAFCO, LLC 3.10% due 7/21/2005(1)                                                                            12,300           12,278
Triple-A One Funding Corp. 3.26% due 7/26/2005(1)                                                            10,373           10,349
Park Avenue Receivables Co., LLC 3.23% due 7/21/2005(1)                                                      10,100           10,081
IBM Capital Inc. 3.22% due 7/25/2005(1)                                                                       9,000            8,980
Estee Lauder Companies Inc. 3.14% due 7/18/2005(1)                                                            8,100            8,087
Ranger Funding Co. LLC 3.08% due 7/8/2005(1)                                                                  7,900            7,895
Three Pillars Funding, LLC 3.40% due 7/1/2005(1)                                                              7,200            7,199
Hewlett-Packard Co. 3.17% due 7/21/2005(1,12)                                                                 7,200            7,187
Medtronic Inc. 3.23% due 8/5/2005(1)                                                                          5,900            5,881
Clipper Receivables Co., LLC 3.05% due 7/20/2005(1)                                                           4,500            4,492
DuPont (E.I.) de Nemours & Co. 3.11% due 7/26/2005(12)                                                        3,700            3,692
Variable Funding Capital Corp. 3.04% due 7/6/2005(1)                                                          2,800            2,799
Harley-Davidson Funding Corp. 3.02% due 7/7/2005(1)                                                           1,100            1,099

TOTAL SHORT-TERM SECURITIES (cost: $232,647,000)                                                                             232,647


TOTAL INVESTMENT SECURITIES (cost: $2,086,376,000)                                                                         2,127,126
Other assets less liabilities                                                                                                 25,096

NET ASSETS                                                                                                                $2,152,222


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $567,122,000, which represented 26.35% of the net assets of the fund.

(2)  Coupon rate may change periodically.

(3)  Step bond; coupon rate will increase at a later date.

(4) Company not making scheduled interest payments; bankruptcy proceedings pending.

(5) Valued under fair value procedures adopted by authority of the Board of Trustees.

(6) Index-linked bond whose principal amount moves with a government retail price index.

(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(8) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(9)  Company  did not make  principal  payment  upon  scheduled  maturity  date;
     reorganization pending.

(10) This unit also contains  52,000 par of Drax Group Ltd.,  Class A-3,  9.673%
     2020 and 52,000 shares of Drax Group Ltd. Common stock.

(11) Security did not produce income during the last 12 months.


(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.




HIGH-INCOME BOND FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 78.64%                                                                                       (000)            (000)

CONSUMER DISCRETIONARY -- 23.62%
General Motors Acceptance Corp. 5.85% 2009                                                                   $1,500           $1,407
General Motors Acceptance Corp. 7.75% 2010                                                                      820              802
General Motors Corp. 7.20% 2011                                                                               5,185            4,822
General Motors Acceptance Corp. 7.25% 2011                                                                    4,230            3,971
General Motors Acceptance Corp. 6.875% 2012                                                                   1,455            1,334
General Motors Acceptance Corp. 7.00% 2012                                                                      645              595
General Motors Corp. 7.125% 2013                                                                                585              526
General Motors Corp. 7.25% 2013                                                                           (euro)400              419
General Motors Acceptance Corp. 5.53% 2014(1)                                                                $1,650            1,409
General Motors Corp. 8.25% 2023                                                                                  60               50
General Motors Corp. 8.375% 2033                                                                                190              160
Ford Motor Credit Co. 7.375% 2009                                                                             1,750            1,712
Ford Motor Credit Co. 7.875% 2010                                                                             7,125            7,048
J.C. Penney Co., Inc. 8.00% 2010                                                                                750              829
J.C. Penney Co., Inc. 9.00% 2012                                                                              1,871            2,222
J.C. Penney Co., Inc. 6.875% 2015                                                                             2,250            2,430
J.C. Penney Co., Inc. 7.65% 2016                                                                              1,400            1,593
J.C. Penney Co., Inc. 7.95% 2017                                                                                198              229
Telenet Communications NV 9.00% 2013                                                                    (euro)2,850            3,918
Telenet Group Holding NV 0%/11.50% 2014(2,3)                                                                 $3,275            2,563
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              1,333            1,355
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011(3)      1,050              809
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012(3)     1,000              583
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012(2)        1,875            1,875
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                   1,808            1,790
CanWest Media Inc., Series B, 10.625% 2011                                                                      625              685
CanWest Media Inc., Series B, 8.00% 2012                                                                      3,566            3,771
CanWest Media Inc., Series B, 7.625% 2013                                                                     1,650            1,774
Young Broadcasting Inc. 10.00% 2011                                                                           6,392            6,104
Cinemark USA, Inc. 9.00% 2013                                                                                 4,545            4,693
Cinemark, Inc. 0%/9.75% 2014(3)                                                                               2,000            1,340
Quebecor Media Inc. 11.125% 2011                                                                              2,270            2,534
Sun Media Corp. 7.625% 2013                                                                                   2,000            2,128
Radio One, Inc., Series B, 8.875% 2011                                                                        4,000            4,315
Delphi Automotive Systems Corp. 6.50% 2009                                                                    3,000            2,505
Delphi Corp. 6.50% 2013                                                                                         555              415
Delphi Automotive Systems Corp. 7.125% 2029                                                                     500              348
Delphi Trust II, trust preferred securities, 6.197% 2033(1)                                                   1,500              803
Six Flags, Inc. 8.875% 2010                                                                                     625              613
Six Flags, Inc. 9.75% 2013                                                                                    2,125            2,016
Six Flags, Inc. 9.625% 2014                                                                                   1,500            1,410
RH Donnelley Inc. 8.875% 2010(2)                                                                              1,000            1,098
RH Donnelley Inc. 10.875% 2012(2)                                                                             2,500            2,919
Carmike Cinemas, Inc. 7.50% 2014                                                                              4,275            3,896
Kabel Deutschland GmbH 10.625% 2014(2)                                                                        3,480            3,793
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                           500              554
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                     250              203
Dex Media, Inc., Series B, 0%/9.00% 2013(3)                                                                     250              203
Dex Media, Inc., Series B, 8.00% 2013                                                                         2,575            2,749
Tenneco Automotive Inc., Series B, 10.25% 2013                                                                1,500            1,703
Tenneco Automotive Inc. 8.625% 2014                                                                           1,710            1,727
Mohegan Tribal Gaming Authority 6.375% 2009                                                                   2,575            2,639
Mohegan Tribal Gaming Authority 7.125% 2014                                                                     575              605
Stoneridge, Inc. 11.50% 2012                                                                                  3,150            3,229
Mirage Resorts, Inc. 6.75% 2007                                                                                 550              570
Mirage Resorts, Inc. 6.75% 2008                                                                                 500              519
MGM MIRAGE 6.00% 2009                                                                                         1,400            1,414
MGM MIRAGE 6.75% 2012                                                                                           550              569
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                         2,250            2,407
Grupo Posadas, SA de CV 8.75% 2011(2)                                                                           500              535
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                                2,750            2,891
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                         725              761
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       1,375            1,530
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                         275              318
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                        250              267
Liberty Media Corp. 7.875% 2009                                                                               1,900            2,029
Liberty Media Corp. 5.70% 2013                                                                                  500              466
Liberty Media Corp. 8.25% 2030                                                                                  350              349
Visteon Corp. 8.25% 2010                                                                                      3,000            2,790
D.R. Horton, Inc. 8.00% 2009                                                                                  1,875            2,063
D.R. Horton, Inc. 7.875% 2011                                                                                   300              339
Schuler Homes, Inc. 10.50% 2011                                                                                 250              277
D.R. Horton, Inc. 6.875% 2013                                                                                    75               82
William Lyon Homes, Inc. 10.75% 2013                                                                          1,750            1,907
William Lyon Homes, Inc. 7.50% 2014                                                                             750              709
NTL Cable PLC 8.75% 2014(1)                                                                                   1,350            1,412
NTL Cable PLC 8.75% 2014                                                                                  (euro)500              639
NTL Cable PLC 9.75% 2014                                                                                 (pound)300              551
Reader's Digest Association, Inc. 6.50% 2011                                                                 $2,500            2,550
Sealy Mattress Co. 8.25% 2014                                                                                 2,500            2,537
American Media Operations, Inc., Series B, 10.25% 2009                                                          435              437
American Media Operations, Inc. 8.875% 2011                                                                   2,185            2,081
Technical Olympic USA, Inc. 9.00% 2010                                                                          900              930
Technical Olympic USA, Inc. 10.375% 2012                                                                      1,500            1,575
Blockbuster Inc. 9.00% 2012(2)                                                                                2,645            2,486
NextMedia Operating, Inc. 10.75% 2011                                                                         2,250            2,455
Cablevision Systems Corp., Series B, 8.00% 2012                                                               2,240            2,206
Emmis Communications Corp. 9.314% 2012(1,2)                                                                   2,150            2,198
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(2)                                           2,205            2,155
Cooper-Standard Automotive Inc. 7.00% 2012                                                                    1,325            1,206
Cooper-Standard Automotive Inc. 8.375% 2014                                                                   1,050              835
Warner Music Group 7.375% 2014                                                                                2,000            2,030
Gaylord Entertainment Co. 8.00% 2013                                                                          1,445            1,526
Gaylord Entertainment Co. 6.75% 2014                                                                            500              491
Riddell Bell Holdings Inc. 8.375% 2012                                                                        2,000            2,015
Boyds Collection, Ltd., Series B, 9.00% 2008(4)                                                               2,389            1,971
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                      625              694
K. Hovnanian Enterprises, Inc. 6.00% 2010                                                                     1,250            1,236
Clear Channel Communications, Inc. 5.75% 2013                                                                   695              680
Clear Channel Communications, Inc. 5.50% 2014                                                                 1,305            1,240
ITT Corp. 6.75% 2005                                                                                          1,325            1,340
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                           500              566
AMC Entertainment Inc. 9.50% 2011                                                                               767              756
AMC Entertainment Inc. 9.875% 2012                                                                              375              374
AMC Entertainment Inc. 8.00% 2014                                                                               850              759
Boyd Gaming Corp. 9.25% 2009                                                                                    250              264
Boyd Gaming Corp. 7.75% 2012                                                                                  1,000            1,074
Boyd Gaming Corp. 8.75% 2012                                                                                    500              546
Argosy Gaming Co. 7.00% 2014                                                                                  1,450            1,604
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            1,500            1,504
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(2)                           1,575            1,488
Toys "R" Us, Inc. 7.875% 2013                                                                                 1,564            1,408
Toys "R" Us, Inc. 7.375% 2018                                                                                    85               69
PETCO Animal Supplies, Inc. 10.75% 2011                                                                       1,300            1,456
Fisher Communications, Inc. 8.625% 2014                                                                       1,360            1,450
EchoStar DBS Corp. 5.75% 2008                                                                                   600              599
EchoStar DBS Corp. 9.125% 2009                                                                                  781              834
Videotron Ltee 6.875% 2014                                                                                    1,375            1,406
Century Communications Corp. 0% 2003(5)                                                                       1,000              925
Adelphia Communications Corp. 10.25% 2011(6)                                                                    450              406
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                              1,121            1,247
Hilton Hotels Corp. 7.625% 2008                                                                                 265              286
Hilton Hotels Corp. 7.20% 2009                                                                                  610              669
Hilton Hotels Corp. 7.625% 2012                                                                                 225              260
Buffets, Inc. 11.25% 2010                                                                                     1,150            1,164
LBI Media, Inc. 10.125% 2012                                                                                  1,000            1,110
Dillard's, Inc. 6.30% 2008                                                                                      700              710
Dillard Department Stores, Inc. 7.85% 2012                                                                      350              367
WCI Communities, Inc. 10.625% 2011                                                                              975            1,058
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                                 1,000            1,054
Lear Corp., Series B, 8.11% 2009                                                                              1,000            1,035
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(2,6)                                            630              652
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(6)                                              360              373
KB Home 6.25% 2015                                                                                              950              971
Standard Pacific Corp. 5.125% 2009                                                                            1,000              970
TRW Automotive Acquisition Corp. 9.375% 2013                                                                    807              898
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                   850              863
Lighthouse International Co. SA 8.00% 2014                                                                (euro)675              845
Payless ShoeSource, Inc. 8.25% 2013                                                                         $   750              795
RBS-Zero Editora Jornalistica SA 11.00% 2010(2)                                                                 758              777
Bombardier Recreational Products Inc. 8.375% 2013                                                               700              749
Loews Cineplex Entertainment Corp. 9.00% 2014(2)                                                                750              729
Jostens IH Corp. 7.625% 2012                                                                                    725              720
Harrah's Operating Co., Inc. 7.125% 2007                                                                        250              262
Harrah's Operating Co., Inc 5.625% 2015(2)                                                                      400              408
Dana Corp. 5.85% 2015                                                                                           700              619
YUM! Brands, Inc. 7.70% 2012                                                                                    500              588
Warnaco, Inc. 8.875% 2013                                                                                       500              555
Beazer Homes USA, Inc. 8.375% 2012                                                                              500              539
Ryland Group, Inc. 5.375% 2008                                                                                  500              511
Key Plastics Holdings, Inc., Series B, 10.25% 2007(4,6)                                                       4,000               50
                                                                                                                             206,813

MATERIALS -- 11.71%
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                               $   700          $   676
Abitibi-Consolidated Finance LP 7.875% 2009                                                                   1,500            1,536
Abitibi-Consolidated Inc. 8.55% 2010                                                                          2,250            2,357
Abitibi-Consolidated Co. of Canada 6.91% 2011(1)                                                              1,000              997
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                 1,025              948
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                                4,000            4,100
JSG Funding PLC 9.625% 2012                                                                                   1,526            1,534
JSG Funding PLC 7.75% 2015(2)                                                                                 1,000              825
JSG Funding PLC 7.75% 2015                                                                             (euro)   750              725
JSG Holdings PLC 11.50% 2015(7)                                                                               4,654            4,425
Owens-Illinois, Inc. 8.10% 2007                                                                             $   500              523
Owens-Brockway Glass Container Inc. 8.875% 2009                                                                 445              475
Owens-Illinois, Inc. 7.50% 2010                                                                               1,275            1,345
Owens-Brockway Glass Container Inc. 7.75% 2011                                                                2,425            2,589
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                1,525            1,689
Owens-Brockway Glass Container Inc. 6.75% 2014                                                            (euro)375              469
Georgia-Pacific Corp. 7.50% 2006                                                                            $   250              257
Fort James Corp. 6.875% 2007                                                                                    125              131
Georgia-Pacific Corp. 8.875% 2010                                                                               675              769
Georgia-Pacific Corp. 8.125% 2011                                                                             3,225            3,652
Georgia-Pacific Corp. 9.50% 2011                                                                                350              424
Georgia-Pacific Corp. 9.375% 2013                                                                             1,135            1,290
Georgia-Pacific Corp. 7.70% 2015                                                                                350              401
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                              6,100            6,817
Millennium America Inc. 9.25% 2008                                                                            1,275            1,387
Lyondell Chemical Co. 9.50% 2008                                                                              1,000            1,069
Equistar Chemicals, LP 10.125% 2008                                                                             525              571
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                  200              222
Lyondell Chemical Co. 10.50% 2013                                                                             2,000            2,297
Rhodia SA 8.00% 2010                                                                                      (euro)700              844
Rhodia 10.25% 2010                                                                                           $2,650            2,855
Rhodia 8.875% 2011                                                                                            1,510            1,461
Rhodia SA 9.25% 2011                                                                                      (euro)300              360
Stone Container Corp. 9.25% 2008                                                                             $1,000            1,050
Stone Container Corp. 9.75% 2011                                                                                425              452
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                       225              227
Stone Container Corp. 8.375% 2012                                                                               555              563
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     2,700            2,592
Graphic Packaging International, Inc. 8.50% 2011                                                              2,500            2,587
Graphic Packaging International, Inc. 9.50% 2013                                                              1,270            1,286
Associated Materials Inc. 9.75% 2012                                                                          3,160            3,286
AMH Holdings, Inc. 0%/11.25% 2014(3)                                                                            750              480
Earle M. Jorgensen Co. 9.75% 2012                                                                             3,150            3,418
Nalco Co. 7.75% 2011                                                                                          3,140            3,360
Building Materials Corp. of America 8.00% 2008                                                                  200              199
Building Materials Corp. of America 7.75% 2014                                                                3,100            2,883
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       2,500            2,725
Longview Fibre Co. 10.00% 2009                                                                                2,250            2,407
Oregon Steel Mills, Inc. 10.00% 2009                                                                          2,200            2,381
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(2)                                             2,400            2,370
Ainsworth Lumber Co. Ltd. 7.25% 2012                                                                            500              479
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          2,025            1,853
United States Steel Corp. 9.75% 2010                                                                          2,103            2,282
Luscar Coal Ltd. 9.75% 2011                                                                                   1,900            2,100
Neenah Paper, Inc. 7.375% 2014(2)                                                                             1,750            1,706
Kappa Beheer BV 10.625% 2009                                                                            (euro)1,250       $    1,564
Rockwood Specialties Group, Inc. 7.50% 2014(2)                                                                 $700              698
Rockwood Specialties Group, Inc. 7.625% 2014                                                              (euro)700              857
Sino-Forest Corp. 9.125% 2011(2)                                                                             $1,305            1,432
Koppers Inc. 9.875% 2013                                                                                      1,150            1,248
Ispat Inland ULC 9.75% 2014                                                                                     975            1,141
Graham Packaging Co., LP 9.875% 2014(2)                                                                       1,000            1,008
Crompton Corp. 9.164% 2010(1)                                                                                   800              900
Allegheny Technologies, Inc. 8.375% 2011                                                                        750              780
Airgas, Inc. 6.25% 2014                                                                                         750              763
Steel Dynamics, Inc. 9.50% 2009                                                                                 500              534
Huntsman LLC 11.50% 2012                                                                                        379              446
BCP Caylux Holdings Luxembourg SCA 9.625% 2014                                                                  390              439
                                                                                                                             102,516

TELECOMMUNICATION SERVICES -- 9.12%
Qwest Capital Funding, Inc. 7.75% 2006                                                                          260              267
U S WEST Capital Funding, Inc. 6.375% 2008                                                                      730              717
Qwest Capital Funding, Inc. 7.00% 2009                                                                        2,500            2,456
Qwest Capital Funding, Inc. 7.90% 2010                                                                        1,660            1,660
Qwest Services Corp. 13.50% 2010                                                                              4,829            5,602
Qwest Capital Funding, Inc. 7.25% 2011                                                                        1,600            1,540
Qwest Services Corp. 14.00% 2014                                                                                400              487
U S WEST Capital Funding, Inc. 6.875% 2028                                                                    1,325            1,057
Qwest Capital Funding, Inc. 7.75% 2031                                                                          370              321
American Tower Corp. 9.375% 2009                                                                                209              220
American Tower Corp. 7.25% 2011                                                                                 675              716
American Tower Corp. 7.125% 2012                                                                              8,115            8,622
American Tower Corp. 7.50% 2012                                                                               1,925            2,065
Dobson Communications Corp. 10.875% 2010                                                                      1,400            1,397
American Cellular Corp., Series B, 10.00% 2011                                                                2,425            2,474
Dobson Cellular Systems, Inc. 9.875% 2012(2)                                                                  3,300            3,498
Dobson Communications Corp. 8.875% 2013                                                                         712              655
Nextel Communications, Inc. 6.875% 2013                                                                         505              542
Nextel Communications, Inc. 7.375% 2015                                                                       6,250            6,781
Centennial Cellular Corp. 10.75% 2008                                                                           704              735
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                        1,695            1,924
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.125% 2014(1)                                                   1,800            1,926
Triton PCS, Inc. 8.75% 2011                                                                                     850              605
Triton PCS, Inc. 9.375% 2011                                                                                  2,640            1,907
Triton PCS, Inc. 8.50% 2013                                                                                   1,625            1,507
SBA Communications Corp. 8.50% 2012                                                                           3,180            3,442
Nextel Partners, Inc. 12.50% 2009                                                                               769              839
Nextel Partners, Inc. 8.125% 2011                                                                             1,100            1,199
Nextel Partners, Inc. 8.125% 2011                                                                             1,000            1,090
Rogers Wireless Inc. 7.25% 2012                                                                                 600              651
Rogers Wireless Inc. 7.50% 2015                                                                               2,175            2,376
Intelsat, Ltd. 7.805% 2012(1,2)                                                                               1,550            1,585
Intelsat, Ltd. 8.25% 2013(2)                                                                                  1,165            1,209
Cincinnati Bell Inc. 7.25% 2013                                                                               2,625            2,769
SBC Communications Inc. 4.125% 2009                                                                           2,500            2,482
Hawaiian Telcom Communications, Inc. 9.75% 2013(2)                                                            1,775            1,890
Hawaiian Telcom Communications, Inc. 12.50% 2015(2)                                                             425              455
AT&T Corp. 9.05% 2011(1)                                                                                      1,444            1,671
Western Wireless Corp. 9.25% 2013                                                                             1,125            1,287
Valor Telecommunications Enterprises, LLC and Valor Finance Corp. 7.75% 2015(2)                               1,240            1,224
France Telecom 8.50% 2011(1)                                                                                  1,000            1,162
SpectraSite, Inc. 8.25% 2010                                                                                  1,075            1,145
NTELOS Inc. 8.33% 2012(1)                                                                                     1,000              980
Cell C Ltd. 8.625% 2012                                                                                   (euro)600              743
TeleCorp PCS, Inc. 10.625% 2010                                                                             $   650              688
Millicom International Cellular SA 10.00% 2013                                                                  675              675
US Unwired Inc., Series B, 10.00% 2012                                                                          500              559
AirGate PCS, Inc. 9.375% 2009(2)                                                                                 27               28
GT Group Telecom Inc. 13.25% 2010(4,6)                                                                        4,000                0
                                                                                                                              79,830

INDUSTRIALS -- 7.40%
Allied Waste North America, Inc. 8.50% 2008                                                                   1,875            1,976
Allied Waste North America, Inc., Series B, 8.875% 2008                                                       1,125            1,187
Allied Waste North America, Inc., Series B, 6.50% 2010                                                        1,000              990
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        1,000              940
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       1,500            1,401
Allied Waste North America, Inc., Series B, 7.375% 2014                                                       2,640            2,455
Allied Waste North America, Inc. 7.25% 2015(2)                                                                  100               97
TFM, SA de CV 10.25% 2007                                                                                       365              392
TFM, SA de CV 9.375% 2012(2)                                                                                  3,150            3,292
TFM, SA de CV 12.50% 2012                                                                                       820              963
Terex Corp. 9.25% 2011                                                                                        1,500            1,635
Terex Corp., Class B, 10.375% 2011                                                                            1,260            1,373
Terex Corp. 7.375% 2014                                                                                       1,500            1,560
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(2)                                              4,250            4,473
NTK Holdings, Inc. 0%/10.75% 2014(2,3)                                                                        3,750            1,781
THL Buildco, Inc. 8.50% 2014                                                                                  2,835            2,651
Northwest Airlines, Inc. 8.875% 2006                                                                          1,300              832
Northwest Airlines, Inc. 8.70% 2007                                                                             200               99
Northwest Airlines, Inc. 9.875% 2007                                                                          2,325            1,174
Northwest Airlines, Inc. 7.875% 2008                                                                            665              279
Northwest Airlines, Inc. 10.00% 2009                                                                          2,025              891
Bombardier Capital Inc., Series A, 6.125% 2006(2)                                                             1,790            1,808
Bombardier Inc. 6.75% 2012(2)                                                                                   900              860
Bombardier Inc. 6.30% 2014(2)                                                                                   500              455
Jacuzzi Brands, Inc. 9.625% 2010                                                                              2,750            3,025
Dyncorp International LLC 9.50% 2013(2)                                                                       2,885            2,697
Continental Airlines, Inc. 8.00% 2005                                                                         1,000            1,005
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(8)                                            945              950
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022(8)                                              868              738
United Rentals (North America), Inc., Series B, 6.50% 2012                                                    2,200            2,175
United Rentals (North America), Inc. 7.75% 2013                                                                 500              494
K&F Industries, Inc. 7.75% 2014                                                                               2,310            2,374
DRS Technologies, Inc. 6.875% 2013                                                                            2,175            2,262
American Standard Inc. 8.25% 2009                                                                             1,500            1,697
American Standard Inc. 7.625% 2010                                                                              500              559
Delta Air Lines, Inc. 7.70% 2005                                                                              1,500            1,358
Delta Air Lines, Inc. 8.00% 2007(2)                                                                           1,250              488
Delta Air Lines, Inc. 10.00% 2008                                                                             1,000              390
Standard Aero Holdings, Inc. 8.25% 2014(2)                                                                    2,105            2,231
Goodman Global Holdings 6.41% 2012(1,2)                                                                         500              495
Goodman Global Holdings 7.875% 2012(2)                                                                        1,830            1,702
Kansas City Southern Railway Co. 9.50% 2008                                                                     685              750
Kansas City Southern Railway Co. 7.50% 2009                                                                     865              897
NMHG Holding Co. 10.00% 2009                                                                                  1,250            1,319
Builders FirstSource, Inc. 7.518% 2012(1,2)                                                                   1,000            1,000
UCAR Finance Inc. 10.25% 2012                                                                                   730              772
ACIH, Inc. 0%/11.50% 2012(2,3)                                                                                1,225              729
Argo-Tech Corp. 9.25% 2011                                                                                      410              447
Accuride Corp. 8.50% 2015                                                                                       375              368
AGCO Corp. 6.875% 2014                                                                                    (euro)250              320
                                                                                                                              64,806

UTILITIES -- 6.17%
Edison Mission Energy 10.00% 2008                                                                            $1,750            1,973
Mission Energy Holding Co. 13.50% 2008                                                                        2,100            2,504
Edison Mission Energy 7.73% 2009                                                                              6,325            6,697
Edison Mission Energy 9.875% 2011                                                                             3,600            4,235
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                  2,200            2,475
AES Corp. 9.50% 2009                                                                                          1,646            1,844
AES Corp. 9.375% 2010                                                                                           747              850
AES Corp. 8.75% 2013(2)                                                                                       7,100            7,970
AES Gener SA 7.50% 2014                                                                                       1,750            1,782
Dynegy Holdings Inc. 9.875% 2010(2)                                                                           2,000            2,220
Dynegy Holdings Inc. 10.125% 2013(2)                                                                          3,525            4,001
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011                                    150              170
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                  3,675            4,153
Sierra Pacific Resources 8.625% 2014                                                                            875              971
Nevada Power Co., Series L, 5.875% 2015(2)                                                                      275              278
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(2)                                                3,275            3,463
Drax Holdings Ltd., Series A-1, 7.173% 2015(1,2)                                                         (pound)404              734
Drax Holdings Ltd., Series A-2, unit, 8.673% 2015(1,2,9)                                                        464            2,107
Drax Holdings Ltd., Series B, 6.918% 2025(1,2)                                                                  135              277
PSEG Energy Holdings Inc. 8.625% 2008                                                                        $2,880            3,074
FPL Energy National Wind Portfolio, LLC 6.125% 2019(2,)(8)                                                    1,560            1,517
Electricidad de Caracas Finance BV 10.25% 2014(2)                                                               735              757
                                                                                                                              54,052

CONSUMER STAPLES -- 4.59%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        1,250            1,378
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       1,750            1,938
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                            5,335            5,762
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                         1,050            1,076
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                         2,690            2,972
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                    (pound)100              176
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(8)                                              $   116              126
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(8)                                                  675              740
Rayovac Corp. 7.375% 2015(2)                                                                                  3,740            3,637
Rite Aid Corp. 6.875% 2013                                                                                    3,375            2,936
Rite Aid Corp. 9.25% 2013                                                                                       375              369
Rite Aid Corp. 7.50% 2015                                                                                       300              289
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                         125              130
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                        3,300            3,275
Gold Kist Inc. 10.25% 2014                                                                                    1,982            2,250
Pathmark Stores, Inc. 8.75% 2012                                                                              2,050            2,022
Duane Reade Inc. 7.91% 2010(1,2)                                                                              2,000            1,960
Playtex Products, Inc. 9.375% 2011                                                                            1,800            1,903
Delhaize America, Inc. 8.125% 2011                                                                            1,480            1,667
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                               1,605            1,621
Stater Bros. Holdings Inc. 6.91% 2010(1)                                                                      1,100            1,095
Stater Bros. Holdings Inc. 8.125% 2012                                                                          250              245
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             1,125            1,209
Constellation Brands, Inc. 8.125% 2012                                                                          375              403
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 6.058% 2017(2,8,10)                                    414              305
Elizabeth Arden, Inc. 7.75% 2014                                                                                275              288
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                              200              212
Dole Food Co., Inc. 8.875% 2011                                                                                 178              191
                                                                                                                              40,175

INFORMATION TECHNOLOGY -- 4.54%
Sanmina-SCI Corp. 10.375% 2010                                                                                5,750            6,411
Sanmina-SCI Corp. 6.75% 2013(2)                                                                               2,000            1,920
Xerox Corp. 7.125% 2010                                                                                       3,565            3,810
Xerox Corp. 7.625% 2013                                                                                       1,000            1,081
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                        4,470            4,577
Celestica Inc. 7.875% 2011                                                                                    2,480            2,554
Celestica Inc. 7.625% 2013                                                                                    1,650            1,662
Nortel Networks Ltd. 6.125% 2006                                                                              2,975            3,009
Amkor Technology, Inc. 9.25% 2008                                                                             1,425            1,375
Amkor Technology, Inc. 10.50% 2009                                                                              120              104
Amkor Technology, Inc. 7.125% 2011                                                                              495              431
Amkor Technology, Inc. 7.75% 2013                                                                               480              415
Motorola, Inc. 7.625% 2010                                                                                      500              573
Motorola, Inc. 8.00% 2011                                                                                       625              738
Motorola, Inc. 7.50% 2025                                                                                       200              245
Motorola, Inc. 5.22% 2097                                                                                       650              566
Lucent Technologies Inc. 7.25% 2006                                                                           2,000            2,055
Freescale Semiconductor, Inc. 6.875% 2011                                                                     1,700            1,811
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.66% 2011(1,2)                              250              249
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(2)                             1,575            1,551
Viasystems, Inc. 10.50% 2011                                                                                  1,485            1,359
Iron Mountain Inc. 7.75% 2015                                                                                 1,060            1,071
Micron Technology, Inc. 6.50% 2005(2)                                                                           952              948
Jabil Circuit, Inc. 5.875% 2010                                                                                 875              907
Flextronics International Ltd. 6.50% 2013                                                                       200              208
Solectron Corp., Series B, 7.375% 2006                                                                          125              127
                                                                                                                              39,757

ENERGY -- 3.78%
Port Arthur Finance Corp. 12.50% 2009(8)                                                                        229              260
Premcor Refining Group Inc. 9.25% 2010                                                                        1,200            1,332
Premcor Refining Group Inc. 6.125% 2011                                                                       1,500            1,590
Premcor Refining Group Inc. 6.75% 2011                                                                        1,650            1,790
Premcor Refining Group Inc. 7.75% 2012                                                                        3,900            4,280
Premcor Refining Group Inc. 9.50% 2013                                                                          675              780
Premcor Refining Group Inc. 6.75% 2014                                                                        1,000            1,083
Premcor Refining Group Inc. 7.50% 2015                                                                          350              385
Northwest Pipeline Corp. 8.125% 2010                                                                          1,375            1,499
Williams Companies, Inc. 8.125% 2012                                                                            950            1,083
Williams Companies, Inc. 7.875% 2021                                                                            250              286
Williams Companies, Inc. 8.75% 2032                                                                           1,100            1,327
Petrozuata Finance, Inc., Series B, 8.22% 2017(2,8)                                                           3,455            3,256
Petrozuata Finance, Inc., Series B, 8.22% 2017(8)                                                               350              330
General Maritime Corp. 10.00% 2013                                                                            2,815            3,068
Newfield Exploration Co., Series B, 7.45% 2007                                                                  250              264
Newfield Exploration Co. 7.625% 2011                                                                            500              550
Newfield Exploration Co. 8.375% 2012                                                                            250              274
Newfield Exploration Co. 6.625% 2014                                                                          1,325            1,394
Encore Acquisition Co. 6.00% 2015(2)                                                                          1,850            2,307
Teekay Shipping Corp. 8.875% 2011                                                                             1,500            1,719
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014                                             1,875            1,669
American Commercial Lines Inc. 9.50% 2015(2)                                                                  1,450            1,537
Overseas Shipholding Group, Inc. 8.25% 2013                                                                     500              525
Peabody Energy Corp. 5.875% 2016                                                                                500              503
                                                                                                                              33,091

HEALTH CARE -- 2.88%
Quintiles Transnational Corp. 10.00% 2013                                                                     5,625            6,188
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(3)                                                  1,300              946
Warner Chilcott Corp. 8.75% 2015(2)                                                                           4,880            4,770
Tenet Healthcare Corp. 6.375% 2011                                                                            2,975            2,849
Tenet Healthcare Corp. 7.375% 2013                                                                              875              868
Tenet Healthcare Corp. 9.875% 2014                                                                              800              862
Concentra Operating Corp. 9.50% 2010                                                                          2,375            2,541
Concentra Operating Corp. 9.125% 2012                                                                           250              266
Team Health, Inc. 9.00% 2012                                                                                  1,750            1,829
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(2)                                      1,410            1,509
Triad Hospitals, Inc. 7.00% 2012                                                                                925              969
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                       800              812
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                        750              780
                                                                                                                              25,189

FINANCIALS -- 2.72%
Host Marriott, LP, Series G, 9.25% 2007                                                                          75               81
Host Marriott, LP, Series I, 9.50% 2007                                                                         100              107
Host Marriott, LP, Series M, 7.00% 2012                                                                       1,970            2,054
Host Marriott, LP, Series K, 7.125% 2013                                                                      1,125            1,178
Host Marriott Corp., Series N, 6.375% 2015(2)                                                                   950              945
Providian Financial Corp., Series A, 9.525% 2027(2)                                                           3,500            3,850
Lazard LLC 7.125% 2015(2)                                                                                     2,320            2,344
HSBC Finance Corp. 5.00% 2015                                                                                 2,265            2,287
iStar Financial, Inc., Series B, 4.875% 2009                                                                    500              499
iStar Financial, Inc., Series B, 5.70% 2014                                                                   1,500            1,522
TuranAlem Finance BV 7.875% 2010                                                                              1,500            1,553
TuranAlem Finance BV 8.50% 2015(2)                                                                              260              269
Downey Financial Corp. 6.50% 2014                                                                             1,250            1,338
LaBranche & Co Inc. 9.50% 2009                                                                                1,250            1,319
Rouse Co. 3.625% 2009                                                                                           615              582
Rouse Co. 7.20% 2012                                                                                            195              210
Rouse Co. 5.375% 2013                                                                                           390              378
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                    1,225            1,170
Sovereign Capital Trust I 9.00% 2027                                                                            500              542
Capital One Financial Corp. 8.75% 2007                                                                          500              534
Kazkommerts International BV 8.50% 2013                                                                         500              533
Chevy Chase Bank, FSB 6.875% 2013                                                                               500              519
                                                                                                                              23,814

NON-U.S. GOVERNMENT BONDS & NOTES -- 1.44%
Brazil (Federal Republic of) 14.50% 2009                                                                    $   750      $       979
Brazil (Federal Republic of) Global 10.25% 2013                                                               1,750            2,061
Brazil (Federal Republic of) Global 11.00% 2040                                                                 550              662
United Mexican States Government Global 8.625% 2008                                                             500              555
United Mexican States Government Global 11.375% 2016                                                          1,015            1,510
Russian Federation 8.25% 2010                                                                                 1,000            1,093
Russian Federation 8.25% 2010(2)                                                                                750              820
Panama (Republic of) Global 8.25% 2008                                                                          130              142
Panama (Republic of) Global 10.75% 2020                                                                         120              163
Panama (Republic of) Global 9.375% 2023                                                                       1,042            1,292
Panama (Republic of) Global 9.375% 2029                                                                         250              311
Argentina (Republic of) 3.01% 2012(1)                                                                         1,625            1,453
Dominican Republic 9.04% 2018(2)                                                                                625              655
Colombia (Republic of) Global 10.75% 2013                                                                       500              610
Turkey (Republic of) 12.375% 2009                                                                               250              309
                                                                                                                              12,615

MUNICIPALS -- 0.35%
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                 1,500            1,606
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, 6.125% 2027                                                                       1,330            1,413
                                                                                                                               3,019

ASSET-BACKED OBLIGATIONS -- 0.32%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(2,8)         2,750            2,839


TOTAL BONDS & NOTES (cost: $680,688,000)                                                                                     688,516


                                                                                                         Shares or
Convertible securities -- 3.39%                                                                     principal amount

CONSUMER DISCRETIONARY -- 1.65%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                   (euro)5,230,000            6,385
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                 $4,375,000            3,248
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012(2,4,7)                            300            3,206
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                       80,000            1,627
                                                                                                                              14,466

INFORMATION TECHNOLOGY -- 0.64%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                         $3,600,000            3,321
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                         $2,000,000            1,890
Celestica Inc. 0% convertible debentures 2020                                                              $700,000              396
                                                                                                                               5,607

INDUSTRIALS -- 0.36%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(2)                                            40,000            3,185

TELECOMMUNICATION SERVICES -- 0.33%
American Tower Corp. 5.00% convertible debentures 2010                                                   $2,750,000            2,736
Dobson Communications Corp., Series F, 6.00% convertible preferred(2,11)                                        850              111
                                                                                                                               2,847

UTILITIES -- 0.22%
AES Trust VII 6.00% convertible preferred 2008                                                               40,000            1,940

                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Convertible securities                                                                                        (000)            (000)

FINANCIALS -- 0.17%
Providian Financial Corp. 3.25% convertible debentures 2005                                              $1,500,000         $  1,504

MISCELLANEOUS -- 0.02%
Other convertible securities in initial period of acquisition                                                                    165


TOTAL CONVERTIBLE SECURITIES (cost: $24,254,000)                                                                              29,714


Rights & warrants -- 0.01%                                                                                    Shares

TELECOMMUNICATION SERVICES -- 0.01%
American Tower Corp., warrants, expire 2008(2,11)                                                               250               71
XO Communications, Inc., Series A, warrants, expire 2010(11)                                                    975               --
XO Communications, Inc., Series B, warrants, expire 2010(11)                                                    731               --
XO Communications, Inc., Series C, warrants, expire 2010(11)                                                    731               --
KMC Telecom Holdings, Inc., warrants, expire 2008(2,4,11)                                                     9,500                0
GT Group Telecom Inc., warrants, expire 2010(2,4,11)                                                          4,000                0

TOTAL RIGHTS & WARRANTS (cost: $461,000)                                                                                          71


Preferred stocks -- 2.93%

FINANCIALS -- 2.75%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,2)                                     5,500,000            6,235
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,2)                               2,000,000            2,208
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,2)                             5,114,000            5,607
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(2)                      160,000            4,515
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,2)                                         2,000,000            2,243
First Republic Capital Corp., Series A, 10.50% preferred(2,4)                                                 2,000            2,105
Fannie Mae, Series O, 7.00% preferred(2)                                                                     20,000            1,114
                                                                                                                              24,027

TELECOMMUNICATION SERVICES -- 0.14%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                         1,145            1,237

CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(11)                                           10,000                7

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(4)                                                                           250                0

MISCELLANEOUS -- 0.04%
Other preferred stocks in initial period of acquisition                                                                          384


TOTAL PREFERRED STOCKS (cost: $21,474,000)                                                                                    25,655


                                                                                                                        Market value
Common stocks -- 1.49%                                                                                       Shares            (000)

TELECOMMUNICATION SERVICES -- 0.64%
Nextel Communications, Inc., Class A(11)                                                                    100,499       $    3,247
Dobson Communications Corp., Class A(2,11)                                                                  408,711            1,741
VersaTel Telecom International NV(11)                                                                       257,807              577
XO Communications, Inc.(11)                                                                                     487                1
                                                                                                                               5,566

INDUSTRIALS -- 0.46%
DigitalGlobe Inc.(2,4,11)                                                                                 3,677,578            3,678
Delta Air Lines, Inc.(2,11)                                                                                  93,360              351
                                                                                                                               4,029

CONSUMER DISCRETIONARY -- 0.17%
Clear Channel Communications, Inc.                                                                           25,506              789
Radio One, Inc., Class D, nonvoting(11)                                                                      34,000              434
Radio One, Inc., Class A(11)                                                                                 17,000              216
ACME Communications, Inc.(11)                                                                                13,100               53
                                                                                                                               1,492

FINANCIALS -- 0.14%
Beverly Hills Bancorp Inc.                                                                                  115,000            1,259

INFORMATION TECHNOLOGY -- 0.07%
ZiLOG, Inc.(11)                                                                                             153,000              646

HEALTH CARE -- 0.01%
Clarent Hospital Corp.(4,11)                                                                                 80,522               40


TOTAL COMMON STOCKS (cost: $13,091,000)                                                                                       13,032


                                                                                                   Principal amount
Short-term securities -- 11.69%                                                                               (000)

IBM Corp. 3.01% due 7/13/2005                                                                               $16,400           16,382
BellSouth Corp. 3.02%-3.08% due 7/7/2005(2)                                                                  13,000           12,992
Coca-Cola Co. 3.22% due 8/23/2005                                                                            12,200           12,141
Clipper Receivables Co., LLC 3.40% due 7/1/2005(2)                                                           11,100           11,099
DuPont (E.I.) de Nemours & Co. 3.22% due 8/9/2005                                                            10,800           10,761
Freddie Mac 3.04% due 7/19/2005(12)                                                                          10,000            9,984
Ranger Funding Co. LLC 3.06% due 7/6/2005(2)                                                                  9,500            9,495
Hewlett-Packard Co. 3.11% due 7/25/2005(2,12)                                                                 9,000            8,981
Gannett Co. 2.99% due 7/12/2005(2)                                                                            5,500            5,495
Preferred Receivables Funding Corp. 3.06% due 7/8/2005(2)                                                     5,000            4,997


TOTAL SHORT-TERM SECURITIES (cost: $102,327,000)                                                                             102,327


TOTAL INVESTMENT SECURITIES (cost: $842,295,000)                                                                             859,315
Other assets less liabilities                                                                                                 16,217

NET ASSETS                                                                                                                  $875,532


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1)  Coupon rate may change periodically.

(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $214,544,000, which represented 24.50% of the net assets of the fund.

(3)  Step bond; coupon rate will increase at a later date.

(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

(5)  Company  did not make  principal  payment  upon  scheduled  maturity  date;
     reorganization pending.

(6) Company not making scheduled interest payments; bankruptcy proceedings pending.

(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(9)  This unit also contains  87,000 par of Drax Group Ltd.,  Class A-3,  9.673%
     2020 and 87,000 shares of Drax Group Ltd. common stock.

(10) Scheduled interest payments not made; reorganization pending.

(11) Security did not produce income during the last 12 months.

(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.




U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
INVESTMENT PORTFOLIO

June 30, 2005                                                                                                              unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 95.44%                                                                                       (000)            (000)

MORTGAGE-BACKED OBLIGATIONS(1) -- 34.59%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                     $   752          $   790
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                       2,000            2,271
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                             1,632            1,663
Fannie Mae 6.00% 2013                                                                                         1,211            1,254
Fannie Mae 6.00% 2013                                                                                           356              369
Fannie Mae 6.00% 2015                                                                                         1,282            1,328
Fannie Mae 12.00% 2015                                                                                          112              129
Fannie Mae 6.00% 2016                                                                                           466              482
Fannie Mae 6.00% 2016                                                                                           212              219
Fannie Mae 5.00% 2017                                                                                         6,775            6,867
Fannie Mae 5.50% 2017                                                                                         4,039            4,153
Fannie Mae 6.00% 2017                                                                                           352              364
Fannie Mae 6.00% 2017                                                                                           283              293
Fannie Mae 6.00% 2017                                                                                           245              253
Fannie Mae 9.00% 2018                                                                                            44               49
Fannie Mae 10.00% 2018                                                                                          194              221
Fannie Mae, Series 2001-4, Class GB, 10.213% 2018(2)                                                            644              730
Fannie Mae, Series 2001-4, Class GA, 10.243% 2025(2)                                                            265              301
Fannie Mae, Series 2001-4, Class NA, 11.836% 2025(2)                                                            768              883
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026                                                              9,170            9,780
Fannie Mae 7.00% 2026                                                                                           207              221
Fannie Mae 8.50% 2027                                                                                           148              162
Fannie Mae 8.50% 2027                                                                                           120              132
Fannie Mae 7.00% 2028                                                                                           219              232
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             1,199            1,284
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                               811              861
Fannie Mae 7.50% 2029                                                                                            77               83
Fannie Mae 7.50% 2029                                                                                            70               75
Fannie Mae 6.50% 2031                                                                                           283              293
Fannie Mae 6.50% 2031                                                                                           203              210
Fannie Mae 6.50% 2031                                                                                           199              206
Fannie Mae 6.50% 2031                                                                                           160              166
Fannie Mae 6.50% 2031                                                                                           141              146
Fannie Mae 6.50% 2031                                                                                           117              121
Fannie Mae 6.50% 2031                                                                                            80               83
Fannie Mae 7.00% 2031                                                                                           197              208
Fannie Mae 7.50% 2031                                                                                           413              442
Fannie Mae 7.50% 2031                                                                                           131              141
Fannie Mae 7.50% 2031                                                                                            65               69
Fannie Mae 7.50% 2031                                                                                            22               24
Fannie Mae, Series 2001-20, Class C, 11.987% 2031(2)                                                            545              634
Fannie Mae 6.50% 2032                                                                                           857              888
Fannie Mae 6.50% 2032                                                                                           715              740
Fannie Mae 6.50% 2032                                                                                           704              730
Fannie Mae 7.00% 2032                                                                                           735              776
Fannie Mae 7.00% 2032                                                                                           103              108
Fannie Mae 4.199% 2033(2)                                                                                     4,164            4,170
Fannie Mae 5.50% 2034                                                                                         3,091            3,137
Fannie Mae 6.00% 2034                                                                                        29,560           30,336
Fannie Mae 6.00% 2034                                                                                         2,800            2,874
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035                                                              2,012            1,967
Fannie Mae 5.50% 2035                                                                                        18,000           18,266
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                               880              941
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                              882              931
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                                827              879
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                                160              171
Government National Mortgage Assn. 9.50% 2009                                                                   347              369
Government National Mortgage Assn. 6.00% 2013                                                                   791              825
Government National Mortgage Assn. 6.00% 2014                                                                   771              802
Government National Mortgage Assn. 6.00% 2016                                                                   516              537
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                                        964              949
Government National Mortgage Assn. 5.50% 2017                                                                   474              490
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                        587              594
Government National Mortgage Assn. 9.50% 2020                                                                   245              271
Government National Mortgage Assn. 8.50% 2021                                                                   170              187
Government National Mortgage Assn. 8.50% 2022                                                                   131              144
Government National Mortgage Assn. 8.50% 2022                                                                    24               26
Government National Mortgage Assn. 8.50% 2022                                                                    15               17
Government National Mortgage Assn. 8.50% 2023                                                                   206              227
Government National Mortgage Assn. 6.00% 2028                                                                 1,670            1,733
Government National Mortgage Assn. 7.50% 2033                                                                   257              277
Government National Mortgage Assn. 7.00% 2034                                                                 1,929            2,055
Government National Mortgage Assn. 5.00% 2035                                                                 7,919            7,987
Government National Mortgage Assn. 5.50% 2035                                                                11,329           11,559
Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                             219              217
Freddie Mac 7.00% 2008                                                                                          123              128
Freddie Mac 8.25% 2008                                                                                          141              146
Freddie Mac 8.25% 2008                                                                                           25               26
Freddie Mac 8.25% 2009                                                                                           51               52
Freddie Mac 8.00% 2012                                                                                           54               57
Freddie Mac 6.00% 2014                                                                                          139              144
Freddie Mac 4.00% 2015                                                                                          963              944
Freddie Mac 7.00% 2015                                                                                          136              143
Freddie Mac 8.00% 2017                                                                                          200              217
Freddie Mac 8.50% 2018                                                                                           25               26
Freddie Mac 11.00% 2018                                                                                          89              101
Freddie Mac, Series 1567, Class A, 3.65% 2023(2)                                                                587              566
Freddie Mac 8.50% 2027                                                                                           63               69
Freddie Mac 6.00% 2029                                                                                          142              146
Freddie Mac 6.00% 2029                                                                                          135              139
Freddie Mac 9.00% 2030                                                                                          404              452
Freddie Mac 4.061% 2033(2)                                                                                      372              370
Freddie Mac 6.00% 2033                                                                                        7,670            7,870
Freddie Mac 6.00% 2034                                                                                        2,458            2,522
Freddie Mac 6.00% 2035                                                                                        2,863            2,942
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.896% 2016(2,3)                                   1,649            1,655
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                        6,426            6,788
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.316% 2033(2)                       428              429
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                              451              466
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                              908              916
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                              799              814
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                            1,247            1,308
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                           1,536            1,545
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                               2,900            3,193
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                                 938              931
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                                 654              649
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                              3,250            3,460
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                               952            1,008
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                                57               58
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(2)                     1,007              996
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(2)                        1,096            1,092
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.359% 2033(2)                     1,349            1,341
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(2)                         754              748
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(3)                           481              501
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                            3,050            3,337
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034                1,253            1,255
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039               1,387            1,371
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046              1,000            1,013
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.573% 2027(2,3)                                   856              879
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.727% 2027(2,3)                                 1,308            1,354
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.877% 2028(2,3)                                   711              745
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(2)                                   507              506
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                         2,108            2,151
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.044% 2040(2,3)                                     2,147            2,059
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030                         510              523
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035                     1,021            1,055
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041                      448              444
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035(3)                                            2,000            2,006
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031                                        1,250            1,325
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                          500              535
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041                                   1,858            1,846
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029                             1,252            1,308
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                                381              385
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                           1,500            1,598
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035                                  1,484            1,520
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                                        887              920
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                         500              572
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                              1,250            1,273
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                   1,144            1,189
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034                                        1,134            1,156
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035                               1,005            1,027
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(3)                                          846              857
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033(2)                            832              831
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.473% 2033(2)                                  823              812
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.626% 2034(2)                            814              811
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                     478              499
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.123% 2033(2)                                             409              405
                                                                                                                             216,897

U.S. TREASURY BONDS & NOTES -- 33.17%
U.S. Treasury 5.75% 2005                                                                                      4,500            4,540
U.S. Treasury 3.25% 2007                                                                                      2,000            1,984
U.S. Treasury 3.375% 2008                                                                                     6,000            5,944
U.S. Treasury 3.625% 2008(4)                                                                                  3,011            3,189
U.S. Treasury 3.625% 2009                                                                                    17,250           17,195
U.S. Treasury 3.875% 2009(4)                                                                                  6,228            6,782
U.S. Treasury 5.50% 2009                                                                                     22,500           23,987
U.S. Treasury 4.00% 2010                                                                                     18,000           18,200
U.S. Treasury 5.75% 2010                                                                                     40,400           44,169
U.S. Treasury 4.25% 2013                                                                                     10,750           11,022
U.S. Treasury 2.00% 2014(4)                                                                                   3,949            4,068
U.S. Treasury 4.25% 2014                                                                                     19,000           19,457
U.S. Treasury 7.50% 2016                                                                                      1,500            1,967
U.S. Treasury 8.875% 2017                                                                                     3,690            5,367
U.S. Treasury 8.875% 2019                                                                                     5,595            8,324
U.S. Treasury Principal Strip 0% 2019                                                                         8,635            4,841
U.S. Treasury 7.875% 2021                                                                                     2,000            2,831
U.S. Treasury 6.875% 2025                                                                                     8,075           10,876
U.S. Treasury 5.25% 2029                                                                                     11,600           13,269
                                                                                                                             208,012

FEDERAL AGENCY OBLIGATIONS -- 16.42%
Freddie Mac 1.875% 2006                                                                                         910              900
Freddie Mac 6.625% 2009                                                                                      23,750           26,159
Freddie Mac 5.00% 2014                                                                                       12,000           12,662
Federal Home Loan Bank 2.00% 2006                                                                             6,745            6,673
Federal Home Loan Bank 2.375% 2006                                                                            6,495            6,425
Federal Home Loan Bank 3.375% 2007                                                                            2,250            2,229
Federal Home Loan Bank 3.625% 2007                                                                            2,125            2,113
Federal Home Loan Bank 3.75% 2007                                                                             9,710            9,672
Federal Home Loan Bank 4.50% 2012                                                                             2,500            2,554
Small Business Administration, Series 2001-20K, 5.34% 2021(1)                                                 1,199            1,249
Small Business Administration, Series 2001-20J, 5.76% 2021(1)                                                   925              975
Small Business Administration, Series 2001-20F, 6.44% 2021(1)                                                 3,879            4,181
Small Business Administration, Series 2001-20G, 6.625% 2021(1)                                                1,210            1,318
Small Business Administration, Series 2002-20J, 4.75% 2022(1)                                                 2,153            2,185
Small Business Administration, Series 2002-20K, 5.08% 2022(1)                                                 1,148            1,182
Small Business Administration, Series 2002-20C, 6.07% 2022(1)                                                 1,022            1,089
Small Business Administration, Series 2003-20B, 4.84% 2023(1)                                                 3,397            3,461
Fannie Mae 6.00% 2008                                                                                         7,000            7,398
Fannie Mae 7.25% 2030                                                                                         3,100            4,305
KfW International Finance Inc. 2.50% 2005                                                                     1,250            1,246
KfW 3.25% 2007                                                                                                2,000            1,975
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
        (Title XI) 5.88% 2012(1)                                                                              2,865            3,000
                                                                                                                             102,951

ASSET-BACKED OBLIGATIONS(1) -- 10.22%
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               2,982            2,976
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                               3,000            2,950
CWABS, Inc., Series 2004-12, Class AF-2, 3.631% 2024                                                          1,000              990
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032                                                           750              747
CWABS, Inc., Series 2004-12, Class 2-AV-2, 3.594% 2033(2)                                                     4,000            4,012
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(3)                             941              939
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008(3)                           1,500            1,503
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010(3)                             750              751
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010(3)                           1,000            1,001
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012(3)                             750              750
World Omni Auto Receivables Trust, Series 2002-A, Class A-4, 4.05% 2009                                       4,797            4,807
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009                750              746
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010(2)           2,000            1,966
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035(3)            2,650            2,650
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010(3)                  2,250            2,274
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                                2,250            2,197
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(3)                               505              497
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(3)                               290              290
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                               239              238
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(3)                             1,100            1,094
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010(3)                            2,000            1,990
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(3)                                 1,967            1,967
Banco Itau SA, Series 2002-2, XLCA insured, 3.946% 2006(2,3)                                                  1,067            1,067
Banco Itau SA, Series 2002, XLCA insured, 3.996% 2007(2,3)                                                      879              879
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                                    1,835            1,909
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015                                 1,850            1,849
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   1,841            1,830
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(3)                                     1,000            1,009
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(3)                                        750              749
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009(3)                              750              753
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(3)                            1,000              989
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                                  1,550            1,642
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                       1,500            1,522
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(3)                                1,296            1,379
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032           1,250            1,258
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                             680              694
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                             400              410
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                        1,000            1,006
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 3.604% 2034(2)                               1,000            1,004
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027                1,004            1,003
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 3.624% 2035(2)             1,000            1,001
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                          1,000            1,000
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                   1,000              997
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                                 732              733
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                                618              620
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(3)                              618              615
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                                     522              521
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(3)                           238              235
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL, 3.99% 2012(2,3)                          27               27
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006(3)                  23               23
                                                                                                                              64,059

INDUSTRIALS -- 0.79%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(1,3)                            2,498            2,726
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(1,3)              1,613            1,556
General Electric Capital Corp., Series A, 6.75% 2032                                                            550              681
                                                                                                                               4,963

UTILITIES -- 0.25%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008(3)                                               1,500            1,583
                                                                                                                               1,583


TOTAL BONDS & NOTES (cost: $584,906,000)                                                                                     598,465

                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Short-term securities -- 4.22%                                                                                (000)            (000)

Clipper Receivables Co., LLC 3.40% due 7/1/2005(3)                                                          $10,700        $  10,699
BellSouth Corp. 3.02% due 7/7/2005(3)                                                                         8,000            7,995
Gannett Co. 2.99% due 7/12/2005(3,5)                                                                          4,300            4,296
Ranger Funding Co. LLC 3.06% due 7/6/2005(3)                                                                  3,500            3,498
                                                                                                                              26,488


TOTAL SHORT-TERM SECURITIES (cost: $26,488,000)                                                                               26,488


TOTAL INVESTMENT SECURITIES (cost: $611,394,000)                                                                             624,953
Other assets less liabilities                                                                                                  2,096

NET ASSETS                                                                                                                  $627,049


(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(2)  Coupon rate may change periodically.

(3)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.  The  total  value  of all  such  restricted  securities  was
     $66,077,000, which represented 10.54% of the net assets of the fund.

(4) Index-linked bond whose principal amount moves with a government retail price index.

(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.




CASH MANAGEMENT FUND
INVESTMENT PORTFOLIO
June 30, 2005                                                                                                              unaudited

                                                                                                   Principal amount     Market value
Short-term securities -- 100.39%                                                                              (000)            (000)

CORPORATE SHORT-TERM NOTES -- 89.53%
Pitney Bowes Inc. 3.22% due 7/12/2005(1)                                                                     $8,000       $    7,991
Colgate-Palmolive Co. 3.17% due 7/14/2005(1)                                                                  8,000            7,990
Procter & Gamble Co. 3.14% due 7/20/2005(1)                                                                   8,000            7,986
Scripps (E.W.) Co. 3.24% due 8/10/2005(1)                                                                     8,000            7,970
Canadian Wheat Board 3.17% due 8/15/2005                                                                      8,000            7,968
Pfizer Inc 3.06% due 7/15/2005(1)                                                                             7,900            7,890
Danske Corp., Series A 3.19% due 8/23/2005                                                                    7,900            7,861
Medtronic Inc. 3.20%-3.23% due 7/28-8/4/2005(1)                                                               7,700            7,679
Old Line Funding, LLC 3.13% due 7/20/2005(1)                                                                  7,600            7,587
3M Co. 3.08% due 7/20/2005                                                                                    7,500            7,487
Wal-Mart Stores Inc. 3.05%-3.18% due 7/12-8/16/2005(1)                                                        7,000            6,980
BellSouth Corp. 3.02% due 7/6/2005(1)                                                                         6,700            6,697
Variable Funding Capital Corp. 3.07% due 7/7/2005(1)                                                          6,600            6,596
Svenska Handelsbanken 3.28% due 8/3/2005                                                                      6,500            6,480
Three Pillars Funding, LLC 3.24% due 7/22/2005(1)                                                             6,400            6,387
Shell Finance (U.K.) PLC 3.30% due 8/26/2005                                                                  6,400            6,367
CAFCO, LLC 3.15% due 7/25/2005(1)                                                                             6,000            5,987
PepsiCo Inc. 3.19% due 7/26/2005(1)                                                                           6,000            5,986
Preferred Receivables Funding Corp. 3.25% due 7/26/2005(1)                                                    6,000            5,986
Allied Irish Banks N.A. Inc. 3.15% due 8/9/2005(1)                                                            6,000            5,979
NetJets Inc. 3.33% due 9/9/2005(1)                                                                            5,900            5,862
Coca-Cola Co. 3.00%-3.07% due 7/7-7/27/2005                                                                   5,500            5,491
Gannett Co. 3.08%-3.19% due 8/11-8/12/2005(1)                                                                 5,400            5,380
Harley-Davidson Funding Corp. 3.17% due 8/10/2005(1)                                                          5,300            5,281
ING (U.S.) Funding LLC 3.33% due 8/29/2005                                                                    5,200            5,172
USAA Capital Corp. 3.12% due 7/7/2005                                                                         5,100            5,097
Hershey Foods Corp. 3.05% due 7/14/2005(1)                                                                    5,000            4,994
American Honda Finance Corp. 3.06% due 7/13/2005                                                              4,807            4,802
Bank of Ireland 3.02% due 7/6/2005(1)                                                                         4,600            4,598
ANZ National (International) Ltd. 3.24% due 8/18/2005(1)                                                      4,500            4,481
Estee Lauder Companies Inc. 3.15% due 7/20/2005(1)                                                            4,300            4,292
DuPont (E.I.) de Nemours & Co. 3.22% due 8/9/2005                                                             4,300            4,285
General Electric Capital Corp. 3.38% due 7/1/2005                                                             4,000            4,000
Hewlett-Packard Co. 3.20% due 7/25/2005(1)                                                                    4,000            3,991
IXIS Commercial Paper Corp. 3.07%-3.10% due 7/11-7/19/2005(1)                                                 3,600            3,595
Anheuser-Busch Cos. Inc. 3.20% due 8/19/2005(1)                                                               3,000            2,987
Abbott Laboratories Inc. 3.00% due 7/6/2005(1)                                                                2,000            1,999
                                                                                                                             218,161

                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Short-term securities                                                                                         (000)            (000)

FEDERAL AGENCY DISCOUNT NOTES -- 10.86%
Federal Home Loan Bank 2.96% due 7/8/2005                                                                   $10,000       $    9,993
Freddie Mac 3.01%-3.19% due 7/19-8/30/2005                                                                   10,000            9,973
Tenessee Valley Authority 2.96% due 7/7/2005                                                                  6,500            6,496
                                                                                                                              26,462


TOTAL INVESTMENT SECURITIES (cost: $244,622,000)                                                                             244,623
Other assets less liabilities                                                                                                  (946)

NET ASSETS                                                                                                                  $243,677


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $153,151,000, which represented 62.85% of the net assets of the fund.


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES


By /s/ James K. Dunton
---------------------------------
James K. Dunton, Chairman and PEO

Date: September 7, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James K. Dunton
---------------------------------
James K. Dunton, Chairman and PEO

Date: September 7, 2005



By /s/ David A. Pritchett
-------------------------------------
David A. Pritchett, Treasurer and PFO

Date: September 7, 2005